PROSPECTUS
HOW TO READ
THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Bond and Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.


We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.


           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  FLORIDA TAX-EXEMPT BOND FUND
        4  GEORGIA TAX-EXEMPT BOND FUND
        6  INVESTMENT GRADE BOND FUND
        8  INVESTMENT GRADE TAX-EXEMPT BOND FUND
       10  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
       12  PRIME QUALITY MONEY MARKET FUND
       14  SHORT-TERM BOND FUND
       16  SHORT-TERM U.S. TREASURY SECURITIES FUND
       18  TAX-EXEMPT MONEY MARKET FUND
       20  U.S. GOVERNMENT SECURITIES FUND
       22  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       24  EACH FUND'S PRINCIPAL INVESTMENTS
       25  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       26  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       28  HISTORICAL FINANCIAL INFORMATION
           ABOUT EACH FUND
       30  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS

       30  TAXES
           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------


       FUND SUMMARY
       INVESTMENT STRATEGY
       WHAT ARE THE RISKS OF INVESTING?
       PERFORMANCE INFORMATION
       WHAT IS AN INDEX?

       FUND EXPENSES
       FUND INVESTMENTS
       INVESTMENT ADVISORS
       PURCHASING FUND SHARES



--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund (except a Money Market Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.


Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.



The Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.



SUNTRUST BANK, ATLANTA SERVES AS CUSTODIAN OF THE ASSETS OF THE FUNDS. SUNTRUST BANK, ATLANTA AND THE ADVISORS ARE OWNED BY SUNTRUST BANKS, INC. THE FEES PAID FOR CUSTODIAN SERVICES ARE INCLUDED IN THE "OTHER EXPENSES" FIGURE OF THE "FUND EXPENSES" TABLE ON THE FOLLOWING PAGES. LAST FISCAL YEAR, THE FUNDS PAID SUNTRUST BANK, ATLANTA $1.3 MILLION FOR SERVING AS CUSTODIAN.

2 PROSPECTUS

FLORIDA TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOALS             Current income exempt from federal income taxes
                             for Florida residents without undue risk
INVESTMENT FOCUS             Florida municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Florida residents who want income exempt
                             from federal income taxes


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Jacksonville, Sales Tax
  Revenue.....................       3.4%
Orlando, Florida..............       3.2%
Florida State Div. Bd. Fin....       3.1%
Brevard County, Florida.......       2.9%
Palm Beech Solid Waste........       2.6%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Florida Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal income taxes. Issuers of these securities can be located in Florida, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. We anticipate that the Fund's average weighted maturity will range from 6 to 25 years.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Florida debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic conditions and government policies of Florida. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           15.85
1996            3.94
1997            7.82


BEST QUARTER   WORST QUARTER
    6.18%          -1.41%
  (3/31/95)      (3/31/96)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.31%.

                                                                    PROSPECTUS 3

                                                    FLORIDA TAX-EXEMPT BOND FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.



                                                                 SINCE INCEPTION
                                         1 YEAR       3 YEARS       (1/25/94)
FLORIDA TAX-EXEMPT BOND FUND                 7.82%        9.09%          6.51%
LEHMAN BROTHERS 10-YEAR MUNICIPAL
  BOND INDEX                                 9.23%       10.19%          6.38%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds with maturities between 8 and 12 years. The index represents various market sectors and geographic locations.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .65%
Other Expenses                                                 .16%
                                                          ---------
Total Annual Fund Operating Expenses                           .81%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $83         $259         $450         $1002


  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .51% AND .67%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

4 PROSPECTUS

GEORGIA TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              Current income exempt from federal and Georgia
                             income taxes for Georgia residents without undue
                             risk
INVESTMENT FOCUS             Georgia municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Georgia residents who want income exempt from
                             federal and state income taxes


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Henry County, Georgia.........       3.4%
Dalton Georgia Utilities,
  RB..........................       2.9%
Georgia State.................       2.9%
Henry County, Georgia.........       2.6%
Burke County, Georgia.........       2.6%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Georgia Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We try to diversify the Fund's holdings within Georgia. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. We anticipate that the Fund's average weighted maturity will range from 6 to 25 years.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Georgia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies of Georgia. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           13.51
1996            3.53
1997            8.17


BEST QUARTER   WORST QUARTER
    5.02%          -.79%
  (3/31/95)      (3/31/96)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.02%.

                                                                    PROSPECTUS 5

                                                    GEORGIA TAX-EXEMPT BOND FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.



                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       3 YEARS      (1/18/94)
GEORGIA TAX-EXEMPT
  BOND FUND                                   8.17%        8.33%         4.88%
LEHMAN BROTHERS 10-YEAR
  MUNICIPAL BOND INDEX                        9.23%       10.19%         6.38%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds with maturities between 8 and 12 years. The index represents various market sectors and geographic locations.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .65%
Other Expenses                                                 .17%
                                                          ---------
Total Annual Fund Operating Expenses                           .82%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $84         $262         $455         $1014


  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .50% AND .67%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

6 PROSPECTUS

INVESTMENT GRADE BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High total return through current income and
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade U.S. government and corporate
                             debt securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify relatively inexpensive
STRATEGY                     securities in a selected market index
INVESTOR PROFILE             Investors who want to receive income from their
                             investment, as well as an increase in the value of
                             the investment


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Bond...      11.6%
United States Treasury Bond...       8.6%
United States Treasury Bond...       7.0%
Merrill Lynch.................       4.9%
FNMA..........................       4.9%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, we try to minimize risk while attempting to outperform selected market indices. Currently, our selected index is the Lehman Brothers Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. We seek to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. We allocate the Fund's investments among various market sectors based on our analysis of historical data, yield information and credit ratings. We anticipate that the Fund's average weighted maturity will range from 4 to 10 years. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.
  SIMPLY SPEAKING . . .

  MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           10.84
1994           -3.32
1995           17.80
1996            2.34
1997            9.08


BEST QUARTER   WORST QUARTER
    6.11%          -2.67%
  (6/30/95)      (3/31/94)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 4.31%.

                                                                    PROSPECTUS 7

                                                      INVESTMENT GRADE BOND FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.



                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (7/16/92)
INVESTMENT GRADE
  BOND FUND                                   9.08%        7.10%         6.96%
LEHMAN BROTHERS GOVERNMENT/CORPORATE
  BOND INDEX                                  9.75%        7.61%         7.97%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/ Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .74%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Fund Operating Expenses                           .87%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $89         $278         $482         $1073


  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .64% AND .77%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

8 PROSPECTUS

INVESTMENT GRADE TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High total return through (i) current income that
                             is exempt from federal income taxes and (ii)
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Investors who want to receive tax-free current
                             income and an increase in the value of their
                             investment


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
New York Ser J, GO............       4.7%
Washington State..............       3.1%
Illinois State................       3.0%
King County...................       2.7%
Allegheny Cnty, PA Airport
  Rev.........................       2.3%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. We anticipate that the Fund's average weighted maturity will range from 4 to 10 years. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994           -0.32
1995           14.98
1996            5.52
1997            7.80


BEST QUARTER   WORST QUARTER
    6.07%          -3.14%
  (3/31/95)      (3/31/94)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.70%.

                                                                    PROSPECTUS 9

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR G.O. INDEX.



                                                                 SINCE INCEPTION
                                         1 YEAR       3 YEARS      (10/21/93)
INVESTMENT GRADE TAX-EXEMPT BOND FUND        7.80%        9.36%          6.64%
LEHMAN BROTHERS 5-YEAR
  G.O. INDEX                                 6.48%        7.54%          5.33%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index of municipal bonds with maturities ranging from 4 to 6 years. The index represents various market sectors and geographic locations.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .74%
Other Expenses                                                 .15%
                                                          ---------
Total Annual Fund Operating Expenses                           .89%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $91         $284         $493         $1096


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .62% AND .77%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

10 PROSPECTUS

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

       FUND SUMMARY


INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify securities that are less prone
STRATEGY                     to pre-payment risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment



            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...      15.5%
FHLMC-GNMA Remic..............      11.1%
FNMA..........................       8.8%
FHLMC.........................       8.1%
FNMA..........................       8.1%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY


            The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an average maturity from 1 to 5 years. In selecting investments for the Fund, we try to identify securities that we expect to perform well in rising and falling markets. We also attempt to reduce the risk that the underlying mortgages are pre-paid by focusing on securities that we believe are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to pre-payment risk because there have been many opportunities for pre-payment, but none have occurred. Due to the Fund's investment strategy, the Fund may buy or sell securities frequently. This may result in higher transaction costs and capital gains taxes.


       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.

  SIMPLY SPEAKING . . .


  MORTGAGE-BACKED SECURITIES
   A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. Collateralized mortgage obligations (CMOs) are a type of mortgage-backed security that are divided into separate maturity classes. Mortgage income is applied first to the CMO with the shortest maturity, second to the CMO with the next shortest, and so on. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.


      PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           12.14
1996            4.53
1997            6.74


 BEST QUARTER      WORST QUARTER
     4.05%             .32%
   (3/31/95)         (3/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.84%.

                                                                   PROSPECTUS 11

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MERRILL LYNCH 1-5 YEAR
SHORT/INTERMEDIATE U.S. TREASURY INDEX.



                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       3 YEARS      (6/7/94)
LIMITED-TERM FEDERAL MORTGAGE
  SECURITIES FUND                             6.74%        7.76%         6.57%
MERRILL LYNCH 1-5 YEAR SHORT/
  INTERMEDIATE U.S. TREASURY INDEX            7.11%        8.08%         7.16%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year Short/ Intermediate U.S. Treasury Index is a widely recognized index of U.S. Treasury securities with maturities 1 year or greater and no more than 5 years.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                         .65%
Other Expenses                                                   .13%
                                                            ---------
Total Annual Fund Operating Expenses                             .78%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $80         $249         $433         $966


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .54% AND .67%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

12 PROSPECTUS

PRIME QUALITY MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             Money market instruments
PRINCIPAL INVESTMENT         Attempts to identify money market instruments with the most attractive risk/return
STRATEGY                     trade-off
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment

         INVESTMENT STRATEGY
            The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, we try to increase income without adding undue risk. We analyze maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off.
       MONEY MARKET FUNDS

         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.


      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993            2.77
1994            3.77
1995            5.47
1996            4.99
1997            5.15


BEST QUARTER   WORST QUARTER
    1.37%           .68%
  (6/30/95)      (6/30/93)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.56%.

                                                                   PROSPECTUS 13

                                                 PRIME QUALITY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE FIRST TIER AVERAGE.


                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (6/8/92)
PRIME QUALITY
  MONEY MARKET FUND                           5.15%        4.43%         4.28%
IBC/DONOGHUE FIRST
  TIER AVERAGE                                5.01%        4.32%         4.25%



TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.


  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue First Tier Average is a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .65%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Fund Operating Expenses                           .78%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $80         $249         $433         $966


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE .51%, .09% AND .60%, RESPECTIVELY. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors."

14 PROSPECTUS

SHORT-TERM BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify securities that offer a
STRATEGY                     comparably better return than similar securities
                             for a given level of credit risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...       7.1%
United States Treasury Note...       5.4%
U.S. Treasury Stripped........       4.5%
United States Treasury Note...       4.0%
United States Treasury Note...       3.8%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund intends to maintain an average weighted maturity of 3 years or less. In selecting investments for the Fund, we attempt to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view towards maximizing returns. We analyze yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Also, the Fund may invest in bonds rated "investment grade." Some investment grade bonds may have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed and asset-backed securities. See "Mortgage-Backed and Asset-Backed Securities" to the right.

  SIMPLY SPEAKING . . .

  MORTGAGE-BACKED AND
  ASSET-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The owner of an asset-backed security owns a share of the underlying pool of assets, such as truck and auto loans, leases and credit card receivables. The mortgages, receivables or other assets underlying these securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturing of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994            -.07
1995           11.77
1996            3.90
1997            6.78


BEST QUARTER   WORST QUARTER
    3.76%          -.58%
  (6/30/95)      (3/31/94)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 3.00%.

                                                                   PROSPECTUS 15

                                                            SHORT-TERM BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX.


                                                                 SINCE INCEPTION
                                         1 YEAR       3 YEARS       (3/15/93)
SHORT-TERM BOND FUND                         6.78%        7.44%          5.45%
SALOMON 1-3 YEAR TREASURY/ GOVERNMENT
  SPONSORED/ CORPORATE INDEX                 6.67%        7.54%          5.63%
SALOMON ONE YEAR TREASURY BENCHMARK
  ON-THE-RUN INDEX                           6.10%        6.61%          5.34%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/ Government Sponsored/ Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade corporate securities with maturities greater than 1 year and less than 3 years. The Salomon One Year Treasury Benchmark On-the-Run Index is a widely recognized index of U.S. Treasury securities.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .65%
Other Expenses                                                 .15%
                                                          ---------
Total Annual Fund Operating Expenses                           .80%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $82         $255         $444         $990


  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .52% AND .67%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

16 PROSPECTUS

SHORT-TERM U.S. TREASURY SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOALS             High current income, while preserving capital
INVESTMENT FOCUS             Short-term U.S. Treasury securities only
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify Treasury securities with
STRATEGY                     maturities that offer a comparably better return
                             potential and yield than either shorter maturity or
                             longer maturity securities for a given level of
                             interest rate risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...      33.4%
United States Treasury Note...      25.0%
United States Treasury Note...       8.5%
United States Treasury Note...       4.9%
United States Treasury Note...       4.5%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view toward maximizing returns and yield. We try to select those U.S. Treasury securities that offer the best risk/reward trade-off.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. Treasury securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994            1.41
1995            8.58
1996            4.52
1997            5.86


BEST QUARTER   WORST QUARTER
    2.61%          -.10%
  (3/31/95)      (3/31/94)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.75%.

                                                                   PROSPECTUS 17

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON 6 MONTH TREASURY BILL INDEX.


                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       3 YEARS      (3/15/93)
SHORT-TERM U.S. TREASURY SECURITIES
  FUND                                        5.86%        6.31%         4.82%
SALOMON 1-3 YEAR TREASURY/ GOVERNMENT
  SPONSORED/ CORPORATE INDEX                  6.67%        7.54%         5.63%
SALOMON 6 MONTH TREASURY BILL INDEX           5.41%        5.53%         4.98%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/ Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade corporate debt securities with maturities greater than 1 year and less than 3 years. The Salomon 6 Month Treasury Bill Index is a widely recognized index of U.S. Treasury bills.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .65%
Other Expenses                                                 .20%
                                                          ---------
Total Annual Fund Operating Expenses                           .85%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $87         $271         $471         $1049


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .47% AND .67%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

18 PROSPECTUS

TAX-EXEMPT MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOALS             High current interest income exempt from federal income taxes, while preserving capital and liquidity
INVESTMENT FOCUS             Municipal money market instruments
PRINCIPAL INVESTMENT         Attempts to increase income without added risk by analyzing credit quality
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current tax-exempt income from their investment

         INVESTMENT STRATEGY
            The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook of the market.
  SIMPLY SPEAKING . . .
  MONEY MARKET FUNDS
  Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993            2.02
1994            2.47
1995            3.48
1996            3.06
1997            3.23


BEST QUARTER   WORST QUARTER
    .92%            .45%
  (6/30/95)      (3/31/93)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 1.53%.

                                                                   PROSPECTUS 19

                                                    TAX-EXEMPT MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.


                                                                 SINCE INCEPTION
                                         1 YEAR       5 YEARS       (6/8/92)
TAX-EXEMPT MONEY MARKET FUND                 3.23%        2.85%          2.79%
IBC/DONOGHUE TAX-FREE STOCKBROKER &
  GENERAL PURPOSE AVERAGE                    3.14%        2.77%          2.77%



TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.


  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue Tax-Free Stockbroker & General Purpose Average is a widely recognized composite of money market funds that invest in short-term municipal securities exempt from Federal taxation.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .55%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Fund Operating Expenses                           .68%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $69         $218         $379         $847


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .49% AND .62%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

20 PROSPECTUS

U.S. GOVERNMENT SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOALS             High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities and U.S. Treasury
                             obligations
SHARE PRICE VOLATILITY       Low to medium
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue
STRATEGY                     risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...       5.1%
United States Treasury Bond...       5.0%
GNMA..........................       4.7%
FHLMC.........................       3.8%
FNMA Remic....................       3.2%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.


       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in U.S. government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.


  SIMPLY SPEAKING . . .

  MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rate.


      PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           17.33
1996            2.55
1997            8.94


 BEST QUARTER      WORST QUARTER
     5.89%            -2.24%
   (6/30/95)         (3/31/96)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 3.90%.

                                                                   PROSPECTUS 21

                                                 U.S. GOVERNMENT SECURITIES FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX.



                                                                 SINCE INCEPTION
                                         1 YEAR       3 YEARS       (7/31/94)
U.S. GOVERNMENT SECURITIES FUND              8.94%        9.44%          7.73%
LEHMAN BROTHERS INTERMEDIATE
  GOVERNMENT BOND INDEX                      7.72%        8.65%          7.55%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from 1 to 10 years.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .74%
Other Expenses                                                 .19%
                                                          ---------
Total Annual Fund Operating Expenses                           .93%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $95         $296         $515         $1143


  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .58% AND .77%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

22 PROSPECTUS

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOALS             High current income, while preserving capital and liquidity
INVESTMENT FOCUS             U.S. Treasury and government agency securities, and repurchase agreements
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue risk by analyzing yields
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current income

         INVESTMENT STRATEGY
            The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, government agency securities, and repurchase agreements involving these securities. In selecting investments for the Fund, we try to increase income without adding undue risk by analyzing yields. We actively manage the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and our outlook on the market.
  SIMPLY SPEAKING . . .
  MONEY MARKET FUNDS
  Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993            2.67
1994            3.64
1995            5.39
1996            4.81
1997            4.99


BEST QUARTER   WORST QUARTER
    1.36%           .65%
  (6/30/95)      (6/30/93)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.45%.

                                                                   PROSPECTUS 23

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE U.S. TREASURY & REPO AVERAGE.


                                                                 SINCE INCEPTION
                                         1 YEAR       5 YEARS       (6/8/92)
U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND                          4.99%        4.29%          4.15%
IBC/DONOGHUE U.S. TREASURY & REPO
  AVERAGE                                    4.89%        4.21%          4.13%



TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.


  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue U.S. Treasury & Repo Average is a widely recognized composite of money market funds that invest in U.S. Treasury securities and repurchase agreements.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .65%
Other Expenses                                                 .14%
                                                          ---------
Total Annual Fund Operating Expenses                           .79%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $81         $252         $439         $978


  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE .50%, .13% AND .63%, RESPECTIVELY. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors."

24 PROSPECTUS


EACH FUND'S PRINCIPAL INVESTMENTS



     FUND INVESTMENTS


       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

BOND FUNDS


                        FLORIDA    GEORGIA   INVESTMENT   INVESTMENT     LIMITED-      SHORT-     SHORT-TERM       U.S.
                         TAX-       TAX-     GRADE BOND   GRADE TAX-   TERM FEDERAL   TERM BOND      U.S.       GOVERNMENT
                        EXEMPT     EXEMPT       FUND        EXEMPT       MORTGAGE       FUND       TREASURY     SECURITIES
                         BOND       BOND                     BOND       SECURITIES                SECURITIES       FUND
                         FUND       FUND                     FUND          FUND                      FUND
----------------------------------------------------------------------------------------------------------------------------
Asset-Backed
Securities                                                                                X
----------------------------------------------------------------------------------------------------------------------------
Corporate
Debt Securities                                   X                                       X
----------------------------------------------------------------------------------------------------------------------------
Mortgage-
Backed Securities                                 X                          X            X                          X
----------------------------------------------------------------------------------------------------------------------------
Municipal Securities       X          X                        X
----------------------------------------------------------------------------------------------------------------------------
U.S. Government
Securities                                        X                                                   X              X
----------------------------------------------------------------------------------------------------------------------------


MONEY MARKET FUNDS


                                    PRIME QUALITY MONEY     TAX-EXEMPT MONEY    U.S. GOVERNMENT SECURITIES
                                        MARKET FUND           MARKET FUND            MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------
Bank Obligations                             X
-----------------------------------------------------------------------------------------------------------
Commercial Paper                             X                     X
-----------------------------------------------------------------------------------------------------------
Corporate Obligations                        X
-----------------------------------------------------------------------------------------------------------
Foreign Securities (U.S. Dollar
  denominated)                               X
-----------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                                                   X
-----------------------------------------------------------------------------------------------------------
Municipal Securities                                               X
-----------------------------------------------------------------------------------------------------------
U.S. Government Securities                   X                                               X
-----------------------------------------------------------------------------------------------------------


Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.


The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. In addition, the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

                                                                   PROSPECTUS 25

                                       THE ADVISORS AND THEIR PORTFOLIO MANAGERS

        INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment programs. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.


STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Investment Grade Bond, Limited-Term Federal Mortgage Securities, Investment Grade Tax-Exempt Bond and Florida Tax-Exempt Bond Funds. As of May 31, 1998, STI had approximately $11.7 billion in assets under management. For the fiscal year ended May 31, 1998, STI received advisory fees of:



FLORIDA TAX-EXEMPT BOND FUND.............       .51%
INVESTMENT GRADE BOND FUND...............       .64%
INVESTMENT GRADE TAX-EXEMPT BOND FUND....       .62%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES
  FUND...................................       .54%



Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the U.S. Government Securities, Short-Term Bond, Short-Term U.S. Treasury Securities, Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds. As of May 31, 1998, Trusco had approximately $22 billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of:



SHORT-TERM BOND FUND.....................       .52%
SHORT-TERM U.S. TREASURY SECURITIES
  FUND...................................       .47%
U.S. GOVERNMENT SECURITIES MONEY MARKET
  FUND...................................       .50%
PRIME QUALITY MONEY MARKET FUND..........       .51%
TAX-EXEMPT MONEY MARKET FUND.............       .49%
U.S. GOVERNMENT SECURITIES FUND..........       .58%



SunTrust Bank, Atlanta, 25 Park Place, Atlanta, Georgia 30303, serves as the Advisor to the Georgia Tax-Exempt Bond Fund. As of June 31, 1998, SunTrust Bank, Atlanta had approximately $76 billion under management. For the fiscal year ended May 31, 1998, SunTrust Bank, Atlanta received advisory fees of .50% for the Georgia Tax-Exempt Bond Fund.


The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. L. Earl Denney, CFA, has served as Senior Vice President of STI since 1983. He has managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank.


The U.S. Government Securities Fund has been co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr. Leonard, CFA, has served as First Vice President of Trusco since 1988, and has more than 25 years of investment experience. Mr. Ford has been an Associate of Trusco since April 1994, and has more than 11 years of investment experience. Prior to joining Trusco, Mr. Ford served as a senior securities analyst at Liberty Capital Advisors from 1992 to 1994 and served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.



The Limited-Term Federal Mortgage Securities Fund has been co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, since it began operating in June 1994. Mr. Denney has served as Senior Vice President of STI since 1983. Mr. Denney has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was a fixed income portfolio manager with American National Bank. Mr. West has served as a Vice President of STI since 1994, and has served as a fixed-income portfolio manager with STI since 1989.



Mr. David Yealy has served as a Vice President of Trusco since 1993. He has managed the Short-

26 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES


Term Bond Fund and Short-Term U.S. Treasury Securities Fund since July 1996. He has more than 13 years of investment experience.



Mr. Ronald Schwartz, CFA, has served as a Senior Vice President since 1992. He has managed the Investment Grade Tax-Exempt Bond Fund and Florida Tax-Exempt Bond Fund since each Fund began operating in June 1992 and January 1994, respectively. He has more than 18 years of investment experience. Prior to joining STI, he served as a trader at the Bank of Boston.


Ms. Gay Cash has served as a Vice President of SunTrust Bank, Atlanta since 1987. She has managed Georgia Tax-Exempt Bond Fund since it began operating in January 1994. She has more than 18 years of investment experience.

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares of a Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for the Bond Funds, to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time. For the Money Market Funds, your purchase order will be effective on the Business Day we receive it if:

- we receive your order before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund or before 1:00 p.m. Eastern time for the Prime Quality and U.S. Government Securities Money Market Funds; and

- we receive federal funds (readily available) before we calculate NAV (normally 4:00 p.m. Eastern time).

Otherwise, your purchase order will be effective the following Business Day, as long as we receive federal funds before we calculate NAV on that following day.

  SIMPLY SPEAKING . . .


  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS
  You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.

                                                                   PROSPECTUS 27

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW WE CALCULATE NAV
In calculating NAV for the Bond Funds, we generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect the NAV of each Money Market Fund to remain constant at $1.00 per share, although we cannot guarantee this.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution. So, for the Bond Funds, to receive the current Business Day's NAV, generally we must receive your sale order from your financial institution before 4:00 p.m. Eastern time. For the Money Market Funds, your sale order will be effective on that same Business Day if we receive your order before:

- 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund; or

- 1:00 p.m. Eastern time for the Prime Quality Money Market and U.S. Government Securities Money Market Funds.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

28 PROSPECTUS


HISTORICAL FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.


  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                               NET ASSET                  NET REALIZED   DISTRIBUTIONS
                                                 VALUE          NET           GAINS        FROM NET     DISTRIBUTIONS   NET ASSET
                                               BEGINNING    INVESTMENT     (LOSSES) ON    INVESTMENT    FROM REALIZED   VALUE END
                                               OF PERIOD      INCOME       INVESTMENTS      INCOME      CAPITAL GAINS   OF PERIOD
                                              -----------  -------------  -------------  -------------  -------------  -----------
-----------------------------
FLORIDA TAX-EXEMPT BOND FUND
-----------------------------
  Trust Shares
    1998....................................  $    10.28   $       0.44   $       0.45   $      (0.44 ) $      (0.01 ) $    10.72
    1997....................................       10.06           0.46           0.25          (0.46 )        (0.03 )      10.28
    1996....................................       10.18           0.46          (0.07 )        (0.46 )        (0.05 )      10.06
    1995....................................        9.75           0.44           0.43          (0.44 )           --        10.18
    1994(1).................................       10.00           0.13          (0.25 )        (0.13 )           --         9.75
------------------------------
GEORGIA TAX-EXEMPT BOND FUND
------------------------------
  Trust Shares
    1998....................................  $     9.73   $       0.41   $       0.39   $      (0.41 ) $      (0.01 ) $    10.11
    1997....................................        9.56           0.42           0.22          (0.42 )        (0.05 )       9.73
    1996....................................        9.63           0.43          (0.05 )        (0.43 )        (0.02 )       9.56
    1995....................................        9.42           0.42           0.21          (0.42 )           --         9.63
    1994(2).................................       10.00           0.14          (0.58 )        (0.14 )           --         9.42
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Trust Shares
    1998....................................  $    10.16   $       0.60   $       0.49   $      (0.60 ) $         --   $    10.65
    1997....................................       10.07           0.60           0.09          (0.60 )           --        10.16
    1996....................................       10.26           0.60          (0.19 )        (0.60 )           --        10.07
    1995....................................        9.89           0.61           0.37          (0.61 )           --        10.26
    1994....................................       10.45           0.50          (0.36 )        (0.50 )        (0.20 )       9.89
----------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
----------------------------------------
  Trust Shares
    1998....................................  $    11.22   $       0.44   $       0.50   $      (0.44 ) $      (0.32 ) $    11.40
    1997....................................       11.10           0.44           0.33          (0.44 )        (0.21 )      11.22
    1996....................................       11.28           0.45           0.19          (0.45 )        (0.37 )      11.10
    1995....................................       10.68           0.46           0.60          (0.46 )           --        11.28
    1994(3).................................       11.37           0.22          (0.34 )        (0.22 )        (0.35 )      10.68

                                                                                           RATIO OF NET
                                                                             RATIO OF       INVESTMENT    RATIO OF EXPENSES TO
                                                           NET ASSETS END   EXPENSES TO     INCOME TO      AVERAGE NET ASSETS
                                                 TOTAL       OF PERIOD      AVERAGE NET    AVERAGE NET     (EXCLUDING WAIVERS
                                                RETURN         (000)          ASSETS          ASSETS      AND REIMBURSEMENTS)
                                              -----------  --------------  -------------  --------------  --------------------
-----------------------------
FLORIDA TAX-EXEMPT BOND FUND
-----------------------------
  Trust Shares
    1998....................................        8.77 % $       93,939         0.66  %         4.16  %            0.80       %
    1997....................................        7.22           50,487         0.65            4.48               0.80
    1996....................................        3.87           30,790         0.65            4.49               0.88
    1995....................................        9.26           10,118         0.65            4.63               1.13
    1994(1).................................       (1.19)**          3,192        0.65  *         3.86  *            1.12       *
------------------------------
GEORGIA TAX-EXEMPT BOND FUND
------------------------------
  Trust Shares
    1998....................................        8.37 % $       62,363         0.66  %         4.09  %            0.81       %
    1997....................................        6.79           39,732         0.65            4.31               0.81
    1996....................................        3.89           22,950         0.65            4.36               0.89
    1995....................................        6.94           13,187         0.65            4.56               0.98
    1994(2).................................       (4.43)**          4,338        0.65  *         4.12  *            1.06       *
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Trust Shares
    1998....................................       10.92 % $      793,488         0.76  %         5.67  %            0.86       %
    1997....................................        6.99          633,646         0.75            5.89               0.85
    1996....................................        4.02          599,514         0.75            5.81               0.87
    1995....................................       10.39          543,308         0.75            6.22               0.88
    1994....................................        1.17          460,538         0.75            4.77               0.88
----------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
----------------------------------------
  Trust Shares
    1998....................................        8.57 % $      146,606         0.76  %         3.83  %            0.88       %
    1997....................................        7.13          139,144         0.75            3.96               0.86
    1996....................................        5.82          124,507         0.75            4.01               0.89
    1995....................................       10.21           78,208         0.75            4.34               0.91
    1994(3).................................       (1.10)**         44,595        0.75  *         3.46  *            0.95       *

                                                  RATIO OF NET
                                              INVESTMENT INCOME TO
                                               AVERAGE NET ASSETS
                                               (EXCLUDING WAIVERS     PORTFOLIO
                                              AND REIMBURSEMENTS)   TURNOVER RATE
                                              --------------------  -------------
-----------------------------
FLORIDA TAX-EXEMPT BOND FUND
-----------------------------
  Trust Shares
    1998....................................             4.02     %          69  %
    1997....................................             4.33               135
    1996....................................             4.26                63
    1995....................................             4.15               105
    1994(1).................................             3.39     *          53
------------------------------
GEORGIA TAX-EXEMPT BOND FUND
------------------------------
  Trust Shares
    1998....................................             3.94     %           7  %
    1997....................................             4.15                15
    1996....................................             4.12                60
    1995....................................             4.23                25
    1994(2).................................             3.71     *          26
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Trust Shares
    1998....................................             5.57     %         109  %
    1997....................................             5.79               298
    1996....................................             5.69               184
    1995....................................             6.09               238
    1994....................................             4.64               259
----------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
----------------------------------------
  Trust Shares
    1998....................................             3.71     %         378  %
    1997....................................             3.85               489
    1996....................................             3.87               514
    1995....................................             4.18               592
    1994(3).................................             3.26     *         432



 *  Annualized



 **  Return is for the period indicated and has not been annualized.



(1)  Commenced operations on January 25, 1994.



(2)  Commenced operations on January 18, 1994.



(3)  Commenced operations on October 21, 1993.

                                                                   PROSPECTUS 29


                                                HISTORICAL FINANCIAL INFORMATION


                                               NET ASSET                  NET REALIZED   DISTRIBUTIONS
                                                 VALUE          NET           GAINS        FROM NET     DISTRIBUTIONS   NET ASSET
                                               BEGINNING    INVESTMENT     (LOSSES) ON    INVESTMENT    FROM REALIZED   VALUE END
                                               OF PERIOD      INCOME       INVESTMENTS      INCOME      CAPITAL GAINS   OF PERIOD
                                              -----------  -------------  -------------  -------------  -------------  -----------
---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  Trust Shares
    1998....................................  $    10.02   $       0.58   $       0.11   $      (0.58 ) $      (0.01 ) $    10.12
    1997....................................        9.99           0.58           0.04          (0.58 )        (0.01 )      10.02
    1996....................................       10.11           0.62          (0.14 )        (0.60 )           --         9.99
    1995(4).................................       10.00           0.58           0.13          (0.60 )           --        10.11
----------------------
SHORT-TERM BOND FUND
----------------------
  Trust Shares
    1998....................................  $     9.90   $       0.55   $       0.16   $      (0.55 ) $      (0.01 ) $    10.05
    1997....................................        9.86           0.53           0.07          (0.53 )        (0.03 )       9.90
    1996....................................        9.98           0.54          (0.10 )        (0.54 )        (0.02 )       9.86
    1995....................................        9.79           0.53           0.19          (0.53 )           --         9.98
    1994....................................       10.01           0.42          (0.21 )        (0.42 )        (0.01 )       9.79
---------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
---------------------------------------
  Trust Shares
    1998....................................  $     9.88   $       0.51   $       0.10   $      (0.52 ) $         --   $     9.97
    1997....................................        9.84           0.51           0.04          (0.51 )           --         9.88
    1996....................................        9.93           0.55          (0.09 )        (0.55 )           --         9.84
    1995....................................        9.82           0.47           0.11          (0.47 )           --         9.93
    1994....................................        9.98           0.33          (0.11 )        (0.33 )        (0.05 )       9.82
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    1998....................................  $    10.02   $       0.61   $       0.44   $      (0.61 ) $         --   $    10.46
    1997....................................        9.91           0.62           0.11          (0.62 )           --        10.02
    1996....................................       10.27           0.62          (0.33 )        (0.62 )        (0.03 )       9.91
    1995(5).................................        9.98           0.53           0.29          (0.53 )           --        10.27
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Trust Shares
    1998....................................  $     1.00   $       0.05   $         --   $      (0.05 ) $         --   $     1.00
    1997....................................        1.00           0.05             --          (0.05 )           --         1.00
    1996....................................        1.00           0.05             --          (0.05 )           --         1.00
    1995....................................        1.00           0.05             --          (0.05 )           --         1.00
    1994....................................        1.00           0.03             --          (0.03 )           --         1.00
-------------------------------
TAX-EXEMPT MONEY MARKET FUND
-------------------------------
  Trust Shares
    1998....................................  $     1.00   $       0.03   $         --   $      (0.03 ) $         --   $     1.00
    1997....................................        1.00           0.03             --          (0.03 )           --         1.00
    1996....................................        1.00           0.03             --          (0.03 )           --         1.00
    1995....................................        1.00           0.03             --          (0.03 )           --         1.00
    1994....................................        1.00           0.02             --          (0.02 )           --         1.00
----------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
----------------------------------------------
  Trust Shares
    1998....................................  $     1.00   $       0.05   $         --   $      (0.05 ) $         --   $     1.00
    1997....................................        1.00           0.05             --          (0.05 )           --         1.00
    1996....................................        1.00           0.05             --          (0.05 )           --         1.00
    1995....................................        1.00           0.05             --          (0.05 )           --         1.00
    1994....................................        1.00           0.03             --          (0.03 )           --         1.00

                                                                                           RATIO OF NET
                                                                             RATIO OF       INVESTMENT    RATIO OF EXPENSES TO
                                                           NET ASSETS END   EXPENSES TO     INCOME TO      AVERAGE NET ASSETS
                                                 TOTAL       OF PERIOD      AVERAGE NET    AVERAGE NET     (EXCLUDING WAIVERS
                                                RETURN         (000)          ASSETS          ASSETS      AND REIMBURSEMENTS)
                                              -----------  --------------  -------------  --------------  --------------------
--------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUN
--------------------------------------------
  Trust Shares
    1998....................................        7.12 % $      137,488         0.66  %         5.75  %            0.77       %
    1997....................................        6.43          123,903         0.65            5.81               0.78
    1996....................................        4.84           73,370         0.65            6.04               0.84
    1995(4).................................        7.50 **         41,823        0.65  *         6.43  *            0.93       *
----------------------
SHORT-TERM BOND FUND
----------------------
  Trust Shares
    1998....................................        7.31 % $      120,422         0.66  %         5.47  %            0.79       %
    1997....................................        6.30           89,701         0.65            5.37               0.78
    1996....................................        4.45           91,156         0.65            5.39               0.81
    1995....................................        7.60           60,952         0.65            5.49               0.85
    1994....................................        2.02           34,772         0.65            4.15               0.85
---------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
---------------------------------------
  Trust Shares
    1998....................................        6.30 % $       46,920         0.66  %         5.19  %            0.84       %
    1997....................................        5.76           21,988         0.65            5.23               0.92
    1996....................................        4.73           10,149         0.65            5.56               1.00
    1995....................................        6.11            9,599         0.65            4.91               1.08
    1994....................................        2.17           12,723         0.65            3.23               0.81
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    1998....................................       10.76 % $       34,899         0.76  %         5.93  %            0.92       %
    1997....................................        7.54           19,471         0.75            6.19               1.02
    1996....................................        2.77           10,277         0.75            6.05               1.25
    1995(5).................................        8.64 **          3,291        0.75  *         6.67  *            3.33       *
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Trust Shares
    1998....................................        5.22 % $    1,880,229         0.59  %         5.10  %            0.77       %
    1997....................................        5.01        1,086,555         0.58            4.90               0.76
    1996....................................        5.25        1,050,800         0.58            5.11               0.78
    1995....................................        4.79          799,189         0.58            4.77               0.79
    1994....................................        2.88          583,399         0.58            2.86               0.79
-------------------------------
TAX-EXEMPT MONEY MARKET FUND
-------------------------------
  Trust Shares
    1998....................................        3.21 % $      448,023         0.51  %         3.14  %            0.67       %
    1997....................................        3.09          333,006         0.50            3.04               0.66
    1996....................................        3.28          273,613         0.50            3.23               0.68
    1995....................................        3.10          215,413         0.45            3.12               0.70
    1994....................................        2.08          143,982         0.42            2.05               0.71
--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  Trust Shares
    1998....................................        5.04 % $      377,490         0.62  %         4.92  %            0.78       %
    1997....................................        4.83          344,350         0.61            4.73               0.76
    1996....................................        5.14          325,493         0.61            5.02               0.78
    1995....................................        4.67          434,111         0.61            4.64               0.80
    1994....................................        2.77          309,228         0.61            2.69               0.77

                                                  RATIO OF NET
                                              INVESTMENT INCOME TO
                                               AVERAGE NET ASSETS
                                               (EXCLUDING WAIVERS     PORTFOLIO
                                              AND REIMBURSEMENTS)   TURNOVER RATE
                                              --------------------  -------------
--------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUN
--------------------------------------------
  Trust Shares
    1998....................................             5.64     %         163  %
    1997....................................             5.68               133
    1996....................................             5.85                83
    1995(4).................................             6.15     *          68
----------------------
SHORT-TERM BOND FUND
----------------------
  Trust Shares
    1998....................................             5.34     %          87  %
    1997....................................             5.24               118
    1996....................................             5.23               163
    1995....................................             5.29               200
    1994....................................             3.95                75
---------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
---------------------------------------
  Trust Shares
    1998....................................             5.01     %          39  %
    1997....................................             4.96                93
    1996....................................             5.21                94
    1995....................................             4.48                88
    1994....................................             3.07               117
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    1998....................................             5.77     %          14  %
    1997....................................             5.92                21
    1996....................................             5.55                83
    1995(5).................................             4.09     *          30
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Trust Shares
    1998....................................             4.92     %
    1997....................................             4.72
    1996....................................             4.91
    1995....................................             4.56
    1994....................................             2.65
-------------------------------
TAX-EXEMPT MONEY MARKET FUND
-------------------------------
  Trust Shares
    1998....................................             2.98     %
    1997....................................             2.88
    1996....................................             3.05
    1995....................................             2.87
    1994....................................             1.76
--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  Trust Shares
    1998....................................             4.76     %
    1997....................................             4.58
    1996....................................             4.85
    1995....................................             4.45
    1994....................................             2.53



 *  Annualized



 **  Return is for the period the indicated and has not been annualized.



(4)  Commenced operations on June 7, 1994.



(5)  Commenced operations on July 31, 1994.

30 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares income dividends daily and pays these dividends monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.

The Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, and Tax-Exempt Money Market Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.
SunTrust Bank, Atlanta

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:

Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.


FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website
("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.


           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  BALANCED FUND
        4  CAPITAL GROWTH FUND
        6  EMERGING MARKETS EQUITY FUND
        8  INTERNATIONAL EQUITY FUND
       10  INTERNATIONAL EQUITY INDEX FUND
       12  MID-CAP EQUITY FUND
       14  SMALL CAP EQUITY FUND
       16  SMALL CAP GROWTH STOCK FUND
       18  SUNBELT EQUITY FUND
       20  TAX SENSITIVE GROWTH STOCK FUND
       22  VALUE INCOME STOCK FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       24  EACH FUND'S PRINCIPAL INVESTMENTS
       24  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       25  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       27  HISTORICAL FINANCIAL INFORMATION
           ABOUT EACH FUND
       29  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS

       29  TAXES
           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------


       FUND SUMMARY
       INVESTMENT STRATEGY
       WHAT ARE THE RISKS OF INVESTING?
       PERFORMANCE INFORMATION
       WHAT IS AN INDEX?
       FUND EXPENSES
       FUND INVESTMENTS
       INVESTMENT ADVISORS
       PURCHASING FUND SHARES



--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been subject to more price fluctuation in the short run.


Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.


Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.



The Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.



SUNTRUST BANK, ATLANTA SERVES AS CUSTODIAN OF THE ASSETS OF THE FUNDS. SUNTRUST BANK, ATLANTA AND THE ADVISORS ARE OWNED BY SUNTRUST BANKS, INC. THE FEES PAID FOR CUSTODIAN SERVICES ARE INCLUDED IN THE "OTHER EXPENSES" FIGURE OF THE "FUND EXPENSES" TABLE ON THE FOLLOWING PAGES. LAST FISCAL YEAR, THE FUNDS PAID SUNTRUST BANK, ATLANTA $1.3 MILLION FOR SERVING AS CUSTODIAN.

2 PROSPECTUS

BALANCED FUND

       FUND SUMMARY


INVESTMENT GOALS             Capital appreciation and current income
INVESTMENT FOCUS
  PRIMARY                    U.S. common stocks
  SECONDARY                  Bonds
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify companies with a history of
STRATEGY                     earnings growth and bonds with minimal risk
INVESTOR PROFILE             Investors who want income from their investment, as
                             well as an increase in its value



            TOP FIVE HOLDINGS
             AS OF 6/30/98*
General Electric Company......       1.9%
Bristol Myers Squibb
  Company.....................       1.3%
Carnival Corporation, Class
  A...........................       1.3%
United Technologies
  Corporation.................       1.2%
CVS Corporation...............       1.1%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate (bonds). In selecting stocks for the Fund, we attempt to identify high-quality companies with a history of earnings growth. In selecting bonds, we try to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests in both common stocks and bonds. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the value of bonds held by the Fund may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Fund may have more assets than usual invested in bonds during periods of rising interest rates or less assets than usual invested in bonds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          25.51%
1996          12.13%
1997          21.14%


BEST QUARTER   WORST QUARTER
   11.21%           .80%
  (6/30/97)      (3/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 12.62%.

                                                                    PROSPECTUS 3

                                                                   BALANCED FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.



                                                                    SINCE
                                                                  INCEPTION
                                        1 YEAR       3 YEARS      (1/3/94)
BALANCED FUND                             21.14%       19.46%        13.03%
S&P 500 INDEX                             33.35%       31.13%        23.48%
LEHMAN BROTHERS GOVERNMENT/CORPORATE
  BOND INDEX                               9.75%       10.43%         6.92%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Brothers Government/ Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .95%
Other Expenses                                                 .14%
                                                          ---------
Total Annual Fund Operating Expenses                          1.09%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $111         $347         $601         $1329


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .83% AND .97%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

4 PROSPECTUS

CAPITAL GROWTH FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow, but do not need to receive income on their
                             investment


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
General Electric Company......       2.8%
Bristol Myers Squibb
  Company.....................       1.9%
Carnival Corporation, Class
  A...........................       1.9%
United Technologies
  Corporation.................       1.8%
Microsoft Corporation.........       1.7%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
            The Capital Growth Fund invests primarily in U.S. common stocks and other equity securities that we believe are undervalued by the stock market. In selecting investments for the Fund, we choose companies that we believe have above average growth potential. We rotate the Fund's investments among various market sectors based on our research of business cycles. Our strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           9.89%
1994          -7.41%
1995          31.15%
1996          20.31%
1997          31.13%


BEST QUARTER   WORST QUARTER
   17.09%          -4.09%
  (6/30/97)      (12/31/94)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 17.25%.

                                                                    PROSPECTUS 5

                                                             CAPITAL GROWTH FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX.



                                                                  SINCE
                                                                INCEPTION
                                      1 YEAR       5 YEARS      (7/1/92)
CAPITAL GROWTH FUND                     31.13%       16.05%        17.02%
S&P 500 INDEX                           33.35%       20.25%        20.32%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.15%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Fund Operating Expenses                          1.28%


--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $130         $406         $702         $1545


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.04% AND 1.17%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

6 PROSPECTUS

EMERGING MARKETS EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Long term capital appreciation
INVESTMENT FOCUS             Undervalued foreign common stocks
SHARE PRICE VOLATILITY       Very High
PRINCIPAL INVESTMENT         Focus on individual stocks and companies in an
STRATEGY                     attempt to identify attractively priced investments
INVESTOR PROFILE             Aggressive long-term investors who are willing to
                             accept the volatility of of emerging markets for
                             the possibility of higher returns


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Banco Pinto & Sotto Mayor.....       4.3%
Telefonos De Mexico ADR.......       2.8%
Telebras ADR..................       2.6%
Greek Telecom.................       2.3%
Telefoncia Del Peru ADR.......       2.2%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

             The Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign issuers located in emerging market countries. An emerging market country is a country that the World Bank or the United Nations considers to be emerging or developing. Our "bottom-up" strategy focuses on individual stocks and companies. Through research, we attempt to identify investments that we feel are attractively priced relative to the current market.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Investments in foreign markets may be more volatile than investments in U.S. markets. Investments in emerging foreign markets may be more volatile than investments in developed foreign markets. Diplomatic, political or economic developments in a foreign country may cause investments in that country to lose money. These developments may occur more frequently in emerging market countries. Emerging market securities may be even more susceptible to political or economic developments than those in more developed countries. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Some emerging market countries may have little to no accounting or financial reporting standards. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. There may be little to no supervision and regulation in some emerging market countries.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 31, 1997, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.


THIS BAR CHART SHOWS THE FUND'S PERFORMANCE DURING 1997.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997          (3.43%)


BEST QUARTER   WORST QUARTER
   10.29%         -17.26%
  (3/31/97)      (12/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS -6.26%.

                                                                    PROSPECTUS 7

                                                    EMERGING MARKETS EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EMERGING MARKETS FREE INDEX.



                                                                SINCE
                                                              INCEPTION
                                                  1 YEAR      (3/29/96)
EMERGING MARKETS EQUITY FUND                        -3.43%         5.67%
MSCI EMERGING MARKETS FREE INDEX                   -13.40%        -8.51%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley Capital International Emerging Markets Free Index is a widely recognized index of 500 stocks from approximately 17 different emerging market countries.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.30%
Other Expenses                                                 .49%
                                                          ---------
Total Annual Fund Operating Expenses                          1.79%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $182         $563         $970         $2105


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.08% AND 1.57%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

8 PROSPECTUS

INTERNATIONAL EQUITY FUND

       FUND SUMMARY


INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             Foreign common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify undervalued companies with
STRATEGY                     good fundamentals
INVESTOR PROFILE             Investors who: want an increase in the value of
                             their investment without regard to income; are
                             willing to accept the increased risks of
                             international investing for the possibility of
                             higher returns; and want exposure to a diversified
                             portfolio of international stocks



            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Ing Groep.....................       3.2%
Ubs Ag - Registered...........       2.6%
Novartis, Registered..........       2.5%
Bank Of Ireland...............       2.5%
Nestle Sa Registered..........       2.5%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
             The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, we diversify the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Our "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. Our goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996          22.08%
1997          13.35%


BEST QUARTER   WORST QUARTER
   12.19%          -7.79%
  (6/30/97)      (12/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 16.44%.

                                                                    PROSPECTUS 9

                                                       INTERNATIONAL EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX.



                                                                 SINCE
                                                               INCEPTION
                                                  1 YEAR       (2/2/95)
INTERNATIONAL EQUITY FUND                           13.35%        24.95%
MSCI EAFE INDEX                                      1.78%         6.47%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.25%
Other Expenses                                                 .24%
                                                          ---------
Total Annual Fund Operating Expenses                          1.49%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $152         $471         $813         $1779


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.24% AND 1.48%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

10 PROSPECTUS

INTERNATIONAL EQUITY INDEX FUND

       FUND SUMMARY

INVESTMENT GOAL              To provide investment results that correspond to
                             the performance of the MSCI EAFE-GDP Index
INVESTMENT FOCUS             Foreign common stocks in MSCI EAFE-GDP Index
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Statistical analysis to track the Index
STRATEGY
INVESTOR PROFILE             Aggressive investors who want exposure to foreign
                             markets and are willing to accept the increased
                             risks of foreign investing for the possibility of
                             higher returns


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Allianz.......................       2.2%
Assicurazioni Generali........       2.1%
Tim...........................       1.8%
Telecom Italia Spa............       1.4%
Daimler Benz..................       1.4%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, we choose companies included in the MSCI EAFE-GDP Index, an index of equity securities of companies located in Europe, Australia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the index using a statistical process. So, the Fund will not hold all stocks included in the index.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.


      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          10.73%
1996           6.04%
1997           8.99%


BEST QUARTER   WORST QUARTER
   11.84%          -5.5%
  (6/30/97)      (12/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 23.22%.

                                                                   PROSPECTUS 11

                                                 INTERNATIONAL EQUITY INDEX FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST-GROSS DOMESTIC PRODUCT (MSCI EAFE-GDP) WEIGHTED INDEX.



                                                                       SINCE
                                                                     INCEPTION
                                          1 YEAR       3 YEARS       (9/1/94)
INTERNATIONAL EQUITY
  INDEX FUND                                 8.99%         8.57%         6.39%
MSCI EAFE-GDP INDEX                          4.35%         6.62%         5.26%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East. The index is weighted by the gross domestic product of the various countries in the index.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .90%
Other Expenses                                                 .29%
                                                          ---------
Total Annual Fund Operating Expenses                          1.19%


--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $121         $378         $654         $1443


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .77% AND 1.07%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

12 PROSPECTUS

MID-CAP EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY       Moderate to high
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential at an attractive price
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow and who are willing to accept more volatility
                             for the possibility of higher returns


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
U.S. Filter Corporation.......       3.8%
Allied Waste Industries
  Incorporated................       3.2%
Networks Associates
  Incorporated................       3.1%
Men's Wearhouse...............       3.1%
Harley-Davidson
  Incorporated................       3.0%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
            The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we choose companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $7 billion) and that have above average growth potentials at attractive prices. We evaluate companies based on their industry sectors and the market in general. The Fund maintains large holdings in the industries that appear to perform best during a given business cycle. We analyze companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. We do not consider current income in selecting investments for the Fund. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in mid-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          31.22%
1996          15.42%
1997          21.23%


BEST QUARTER   WORST QUARTER
   14.22%          -2.89%
  (9/30/97)      (3/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 6.66%.

                                                                   PROSPECTUS 13

                                                             MID-CAP EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P MIDCAP 400 INDEX.


                                                                  SINCE
                                                                INCEPTION
                                      1 YEAR       3 YEARS      (1/3/94)
MID-CAP EQUITY FUND                     21.23%       22.45%        32.54%
S&P MIDCAP 400 INDEX                    32.23%       27.32%        18.95%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of securities in a particular market or market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap 400 Index is a widely recognized index of 400 U.S. mid-cap common stocks chosen for market size, liquidity and industry group representation.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.15%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Fund Operating Expenses                          1.28%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $130         $406         $702         $1545


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.04% AND 1.17%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

14 PROSPECTUS

SMALL CAP EQUITY FUND

       FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                    Capital appreciation
  SECONDARY                  Current income
INVESTMENT FOCUS             U.S. small-cap common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify undervalued small-cap stocks
STRATEGY
INVESTOR PROFILE             Investors who primarily want the value of their
                             investment to grow, but want to receive some income
                             from their investment


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Norrell Corporation...........       3.1%
Regal Beloit Corporation......       2.9%
Harman International..........       2.6%
Texas Industries Inc..........       2.5%
Sotheby's Holdings
  Incorporated - Class A......       2.3%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
            The Small Cap Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, we choose common stocks of small sized companies (i.e., companies with market capitalizations under $1 billion) that we believe are undervalued in the market.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in small-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          30.99%
1996          34.25%
1997          32.59%


BEST QUARTER   WORST QUARTER
   14.95%          -2.11%
  (6/30/97)      (12/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS -.08%.

                                                                   PROSPECTUS 15

                                                           SMALL CAP EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX.



                                                                     SINCE
                                                                   INCEPTION
                                          1 YEAR       3 YEARS     (8/31/94)
SMALL CAP EQUITY FUND                        32.59%       32.60%       29.40%
FRANK RUSSELL 2000 SMALL STOCK INDEX         22.36%       22.34%       21.05%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.15%
Other Expenses                                                 .17%
                                                          ---------
Total Annual Fund Operating Expenses                          1.32%


--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $134         $418         $723         $1590


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.05% AND 1.22%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

16 PROSPECTUS


SMALL CAP GROWTH STOCK FUND
     (AVAILABLE FOR PURCHASE ON
OCTOBER 7, 1998)


       FUND SUMMARY


INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             U.S. small-cap common stocks of growth companies
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Identifies small-cap companies with above-average growth potential
STRATEGY
INVESTOR PROFILE             Investors who want the value of their investment to grow, but do not need current income



         INVESTMENT STRATEGY


            The Small Cap Growth Fund invests primarily in U.S. companies that demonstrate above-average growth potential. We invest in companies with an established operating history and a solid balance sheet. In selecting investments for the Fund, we choose companies with market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transactions costs and additional capital gains taxes.



       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


The Fund invests primarily in common stocks of smaller U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small-or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of larger, more established companies.

                                                                   PROSPECTUS 17


                                                     SMALL CAP GROWTH STOCK FUND
                                     (AVAILABLE FOR PURCHASE ON OCTOBER 7, 1998)



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.15%
Other Expenses*                                                .20%
                                                          ---------
Total Annual Fund Operating Expenses                          1.35%



* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.


--------------------------------------------------


EXAMPLE

--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



     1 YEAR           3 YEARS
      $137              $428


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 1.20%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

18 PROSPECTUS

SUNBELT EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             Southern U.S. common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify companies with positive
STRATEGY                     earnings trends
INVESTOR PROFILE             Aggressive investors with long-term investment
                             goals who are willing to accept higher volatility
                             for the possibility of higher returns


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Hunt J B Transportation
  Services Inc. ..............       3.0%
Fairfield Communities
  Incorporated................       2.6%
PMT Services, Incorporated....       2.3%
Stone Energy Coporation.......       2.0%
SCB Computer Technology,
  Incorporated................       1.9%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
            The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S. These companies are headquartered and/or conduct a substantial portion of their business in the southern region of the U.S., which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. Our investment strategy is based on the belief that a portfolio of companies in this region with positive earnings trends will generate above-average returns over time. This focus on favorable earnings characteristics is the cornerstone of our philosophy. We do not consider current income in selecting investments for the Fund.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in southern U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Because the Fund focuses its investments in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1994, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988          25.33%
1989          25.72%
1990           4.38%
1991          49.78%
1992          18.80%
1993          22.70%
1994          -4.69%
1995          24.39%
1996          18.42%
1997          21.34%


BEST QUARTER   WORST QUARTER
   21.62%         -19.36%
  (3/31/91)      (12/31/87)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 5.98%.

                                                                   PROSPECTUS 19

                                                             SUNBELT EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE FRANK RUSSELL 2000 GROWTH INDEX AND THE S&P SMALLCAP 600 INDEX.



                                                                        SINCE
                                                                      INCEPTION
                              1 YEAR       5 YEARS      10 YEARS      (12/1/80)
SUNBELT EQUITY FUND             21.34%       15.89%        18.81%        14.28%
FRANK RUSSELL 2000 GROWTH
  INDEX                         12.95%       12.74%        13.49%         8.11%
S&P SMALLCAP 600 INDEX          25.49%       17.48%        15.37%         9.35%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Index is a widely recognized index of the 2,000 largest U.S. companies with higher growth rates. The S&P SmallCap 600 Index is a widely recognized index of 600 U.S. small cap stocks.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.15%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Fund Operating Expenses                          1.28%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $130         $406         $702         $1545


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.04% AND 1.17%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

20 PROSPECTUS


TAX SENSITIVE GROWTH STOCK FUND
        (AVAILABLE FOR PURCHASE ON
DECEMBER 15, 1998)


       FUND SUMMARY


INVESTMENT GOAL              Long-term capital growth, with nominal dividend income
INVESTMENT FOCUS             U.S. common stocks of growth companies
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies that have above-average growth potential and uses a low
STRATEGY                     portfolio turnover strategy to reduce capital gains distributions.
INVESTOR PROFILE             Taxable investors who want to increase the value of their investment while minimizing taxable capital gains distributions.



         INVESTMENT STRATEGY


            The Tax Sensitive Growth Stock Fund primarily invests in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies. We invest the Fund's assets across all market capitalizations.


We attempt to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.


       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


The Fund primarily invests in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund may invest in small-cap companies. These companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of larger, more established companies.



      PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to October 1998, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.


THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1996      21.04%
1997          28.76%


BEST QUARTER   WORST QUARTER
   18.10%          -0.04%
  (6/30/97)      (12/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 14.54%.

                                                                   PROSPECTUS 21


                                                 TAX SENSITIVE GROWTH STOCK FUND
                                   (AVAILABLE FOR PURCHASE ON DECEMBER 15, 1998)



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LIPPER GROWTH AND INCOME FUNDS INDEX.



                                                                 SINCE
                                                               INCEPTION
                                                  1 YEAR      (12/31/95)
TAX SENSITIVE GROWTH STOCK FUND                     28.76%        24.84%
S&P 500 INDEX                                       33.55%        28.04%
LIPPER GROWTH AND INCOME FUNDS INDEX                26.96%        23.78%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lipper Growth and Income Funds Index is a widely recognized composite of mutual funds that have growth-of-earnings orientations and income requirements for level and/or rising dividends.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.15%
Other Expenses*                                                .20%
                                                          ---------
Total Annual Fund Operating Expenses                          1.35%



* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.


--------------------------------------------------

EXAMPLE

--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



     1 YEAR           3 YEARS
      $137              $428


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 1.20%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

22 PROSPECTUS

VALUE INCOME STOCK FUND

       FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                    Current income
  SECONDARY                  Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify high dividend-paying,
STRATEGY                     undervalued stocks
INVESTOR PROFILE             Investors who are looking for current income and
                             capital appreciation with less volatility than the
                             average stock fund


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Pharmacia & Upjohn
  Incorporated................       2.5%
Ameritech Corporation.........       2.4%
Baxter International
  Incorporated................       2.3%
Unocal Corporation............       2.3%
Kimberly-Clark Corporation....       2.3%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we primarily choose companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. We focus on high dividend-paying stocks that trade below their historical value. Our "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, common stocks held by the Fund may stop paying dividends or pay less in dividends than we expected.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990          -4.93%
1991          39.30%
1992          20.05%
1993          11.14%
1994           3.54%
1995          35.93%
1996          19.46%
1997          27.08%


BEST QUARTER   WORST QUARTER
   18.56%         -14.86%
  (3/31/91)      (9/30/90)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 7.79%.

                                                                   PROSPECTUS 23

                                                         VALUE INCOME STOCK FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P BARRA VALUE 500 INDEX.



                                                                     SINCE
                                                                   INCEPTION
                                         1 YEAR       5 YEARS     (10/31/89)
VALUE INCOME STOCK FUND                    27.08%       18.88%        19.38%
S&P/BARRA VALUE 500 INDEX                  29.98%       20.68%        15.43%



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/BARRA Value 500 Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios.



FUND EXPENSES


        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .80%
Other Expenses                                                 .17%
                                                          ---------
Total Annual Fund Operating Expenses                           .97%


--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $99         $309         $536         $1190


  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

24 PROSPECTUS


EACH FUND'S PRINCIPAL INVESTMENTS



     FUND INVESTMENTS

       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

                      BALANCED  CAPITAL EMERGING  INTERNATIONAL  INTERNATIONAL  MID-CAP
                        FUND    GROWTH  MARKETS      EQUITY         EQUITY      EQUITY
                                 FUND    EQUITY       FUND           INDEX       FUND
                                          FUND                       FUND
---------------------------------------------------------------------------------------
Bonds                    X
---------------------------------------------------------------------------------------
U.S. Stocks              X        X                                                X
---------------------------------------------------------------------------------------
Foreign Stocks                             X            X              X
---------------------------------------------------------------------------------------

                      SMALL    SMALL CAP    SUNBELT  TAX SENSITIVE  VALUE
                       CAP    GROWTH STOCK  EQUITY   GROWTH STOCK   INCOME
                      EQUITY      FUND       FUND        FUND       STOCK
                       FUND                                          FUND
--------------------
Bonds
--------------------
U.S. Stocks             X          X           X           X          X
--------------------
Foreign Stocks
--------------------


Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.


        INVESTMENT ADVISORS
The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Balanced, Capital Growth, Emerging Markets Equity, International Equity, Mid-Cap Equity, Small Cap Equity, and Value Income Stock Funds. As of May 31, 1998, STI Capital had approximately 11.7 billion in assets under management. For the fiscal year ended May 31, 1998, STI Capital received advisory fees of:



BALANCED FUND............................       .83%
CAPITAL GROWTH FUND......................      1.04%
EMERGING MARKETS EQUITY FUND.............      1.08%
INTERNATIONAL EQUITY FUND................      1.24%
MID-CAP EQUITY FUND......................      1.04%
SMALL CAP EQUITY FUND....................      1.05%
VALUE INCOME STOCK FUND..................       .80%



Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Small Cap Growth Stock, Sunbelt Equity and Tax Sensitive Growth Stock Funds. As of May 31, 1998, Trusco had approximately 22 billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of 1.04% for the Sunbelt Equity Fund. The Small Cap Growth Stock and Tax Sensitive Growth Stock Funds had not commenced operations as of May 31, 1998.


STI and Trusco co-manage the International Equity Index Fund. For the fiscal year ended May 31, 1998, STI and Trusco received and shared advisory fees of
 .77% for the Fund.

The Advisors may use their affiliates as brokers for Fund transactions. PORTFOLIO MANAGERS

Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Growth Fund since it began operating in June 1992. He has more than 30 years of investment experience.


Mr. Mills Riddick, CFA, has served as Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. He has more than 15 years of investment experience, and has been a portfolio manager at STI since 1989. Prior to joining STI, Mr. Riddick served as a broker with Drexel Burnham Lambert.

                                                                   PROSPECTUS 25

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES


Mr. Brett Barner, CFA, has served as Vice President of STI since 1994. He has managed the Small Cap Equity Fund since it began operating in January 1997. He has more than 10 years of investment experience and has been a portfolio manager with STI since 1990. Prior to joining STI, Mr. Barner served as a consultant with Drexel Burnham Lambert and Shearson Lehman Brothers.


Mr. Elliott A. Perny has served as Senior Executive Vice President of STI since September 1992. He has managed the Mid-Cap Equity Fund since October 1996. He has more than 25 years of investment experience, and has served as a portfolio manager at STI since 1991. Prior to joining STI, Mr. Perny served as a portfolio manager at Florida National Bank and Atlantic Bank.

The Balanced Fund is co-managed by Mr. Anthony R. Gray and Mr. L. Earl Denney, CFA. Mr. Gray manages the equity portion of the Fund. Mr. Denney, CFA, has served as Senior Vice President of STI since 1983, has more than 20 years of investment experience. Prior to joining STI, Mr. Denney served as a fixed income portfolio manager with American National Bank.

Mr. James Foster has served as Vice President of Trusco since 1989. He has managed the Sunbelt Equity Fund since it began operating in January 1994. He has more than 27 years of investment experience.


Mr. Ned Dau has served as Managing Director of STI since 1997. He has managed the International Equity and Emerging Markets Equity Funds since May 1997. He has more than 6 years of investment experience. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997 and for the Principal Financial Group from 1992 to 1995.



Mr. Mark D. Garfinkel, CFA, has served as a portfolio manager at Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 10 years of investment experience and has been a portfolio manager with SunTrust Banks or an affiliate since 1990.



Mr. Jonathan Mote, CFA, CFP, has served as a portfolio manager at Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. He has more than 13 years of investment experience. Prior to joining Trusco, Mr. Mote served as a portfolio manager with SunTrust Banks or an affiliate.


          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV,

26 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time.

  SIMPLY SPEAKING . . .


  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS
  You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.


HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

                                                                   PROSPECTUS 27

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. As of May 31, 1998, the Small Cap Growth Stock and Tax Sensitive Growth Stock Funds had not commenced operations.



This information has been audited by Arthur Andersen, LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.



  SIMPLY SPEAKING . . .


  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                                   NET REALIZED
                                                                        AND
                                     NET ASSET                      UNREALIZED     DISTRIBUTIONS
                                       VALUE            NET            GAINS         FROM NET      DISTRIBUTIONS     NET ASSET
                                   BEGINNING OF     INVESTMENT      (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END OF
                                      PERIOD       INCOME (LOSS)    INVESTMENTS       INCOME       CAPITAL GAINS      PERIOD
                                   -------------   -------------   -------------   -------------   -------------   -------------
-------------
BALANCED FUND
-------------
  Trust Shares
    1998.........................  $      11.94    $       0.31    $       2.19    $      (0.32)   $      (1.03)   $      13.09
    1997.........................         11.55            0.33            1.47           (0.32)          (1.09)          11.94
    1996.........................         10.26            0.33            1.41           (0.34)          (0.11)          11.55
    1995.........................          9.76            0.33            0.49           (0.32)             --           10.26
    1994(1)......................         10.00            0.11           (0.29)          (0.06)             --            9.76
--------------------
CAPITAL GROWTH FUND
--------------------
  Trust Shares
    1998.........................  $      15.09    $       0.09    $       3.96    $      (0.09)   $      (2.57)   $      16.48
    1997.........................         14.90            0.12            3.13           (0.12)          (2.94)          15.09
    1996.........................         12.18            0.12            3.32           (0.13)          (0.59)          14.90
    1995.........................         11.99            0.16            0.57           (0.14)          (0.40)          12.18
    1994.........................         11.95            0.16            0.31           (0.17)          (0.26)          11.99
-----------------------------
EMERGING MARKETS EQUITY FUND
-----------------------------
  Trust Shares
    1998.........................  $      10.79    $       0.16    $      (1.86)   $      (0.08)   $      (0.14)   $       8.87
    1997(2)......................         10.00            0.04            0.75              --              --           10.79
------------------------
INTERNATIONAL EQUITY FUND
------------------------
  Trust Shares
    1998.........................  $      13.63    $       0.04    $       2.69    $      (0.04)   $      (1.32)   $      15.00
    1997.........................         11.40            0.03            2.57           (0.02)          (0.35)          13.63
    1996(3)......................         10.00            0.05            1.35              --              --           11.40

                                                                                                                   RATIO OF NET
                                                                                                     RATIO OF       INVESTMENT
                                                                                                    EXPENSES TO    INCOME (LOSS)
                                                                                   RATIO OF NET     AVERAGE NET     TO AVERAGE
                                                                     RATIO OF       INVESTMENT        ASSETS        NET ASSETS
                                                    NET ASSETS      EXPENSES TO    INCOME (LOSS)    (EXCLUDING      (EXCLUDING
                                                   END OF PERIOD    AVERAGE NET     TO AVERAGE      WAIVERS AND     WAIVERS AND
                                   TOTAL RETURN        (000)          ASSETS        NET ASSETS     REIMBURSEMENTS) REIMBURSEMENTS)
                                   -------------   -------------   -------------   -------------   -------------   -------------
-------------
BALANCED FUND
-------------
  Trust Shares
    1998.........................         22.15%   $     188,465           0.96%           2.51%           1.08%           2.39%
    1997.........................         16.66          151,358           0.95            2.89            1.08            2.76
    1996.........................         17.26          111,638           0.95            3.00            1.09            2.86
    1995.........................          8.72           89,051           0.95            3.44            1.11            3.28
    1994(1)......................         (1.78)**        90,579           0.95*           2.76*           1.25*           2.46*
--------------------
CAPITAL GROWTH FUND
--------------------
  Trust Shares
    1998.........................         29.51%   $   1,532,587           1.16%           0.61%           1.27%           0.50%
    1997.........................         24.66        1,085,128           1.15            0.83            1.25            0.73
    1996.........................         28.97          981,498           1.15            0.90            1.27            0.78
    1995.........................          6.63          984,205           1.15            1.38            1.28            1.25
    1994.........................          3.87          891,870           1.15            1.25            1.29            1.11
-----------------------------
EMERGING MARKETS EQUITY FUND
-----------------------------
  Trust Shares
    1998.........................        (15.74%)  $      34,554           1.56%           1.14%           1.78%           0.92%
    1997(2)......................          7.90**         39,495           1.55*           1.37*           2.04*           0.88*
------------------------
INTERNATIONAL EQUITY FUND
------------------------
  Trust Shares
    1998.........................         21.87%   $     628,870           1.47%           0.61%           1.48%           0.60%
    1997.........................         23.29          489,325           1.46            0.51            1.51            0.46
    1996(3)......................         14.00**        213,306           1.46*           1.36*           1.65*           1.17*


                                     PORTFOLIO
                                   TURNOVER RATE
                                   -------------
-------------
BALANCED FUND
-------------
  Trust Shares
    1998.........................           154%
    1997.........................           197
    1996.........................           155
    1995.........................           157
    1994(1)......................           106
--------------------
CAPITAL GROWTH FUND
--------------------
  Trust Shares
    1998.........................           194%
    1997.........................           141
    1996.........................           156
    1995.........................           128
    1994.........................           124
-----------------------------
EMERGING MARKETS EQUITY FUND
-----------------------------
  Trust Shares
    1998.........................            74%
    1997(2)......................            24
------------------------
INTERNATIONAL EQUITY FUND
------------------------
  Trust Shares
    1998.........................           108%
    1997.........................           139
    1996(3)......................           113



 *  Annualized.



 **  Return is for period indicated and has not been annualized.



(1)  Commenced operations on January 3, 1994.

28 PROSPECTUS

HISTORICAL FINANCIAL INFORMATION


(2)  Commenced operations on January 31, 1997.



(3)  Commenced operations on December 1, 1995.

                                                                   PROSPECTUS 29

                                                                   NET REALIZED
                                                                        AND
                                     NET ASSET                      UNREALIZED     DISTRIBUTIONS
                                       VALUE            NET            GAINS         FROM NET      DISTRIBUTIONS     NET ASSET
                                   BEGINNING OF     INVESTMENT      (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END OF
                                      PERIOD       INCOME (LOSS)    INVESTMENTS       INCOME       CAPITAL GAINS      PERIOD
                                   -------------   -------------   -------------   -------------   -------------   -------------
------------------------------
INTERNATIONAL EQUITY INDEX FUND
------------------------------
  Trust Shares
    1998.........................  $      11.34    $       0.11    $       2.65    $      (0.11)   $      (0.68)   $      13.31
    1997.........................         10.96            0.10            0.69           (0.11)          (0.30)          11.34
    1996.........................         10.24            0.10            0.84           (0.13)          (0.09)          10.96
    1995(4)......................         10.00            0.08            0.19           (0.02)          (0.01)          10.24
-----------------------
MID-CAP EQUITY FUND (A)
------------------------
  Trust Shares
    1998.........................  $      13.21    $         --    $       2.54    $         --    $      (1.96)   $      13.79
    1997.........................         12.76            0.03            1.69           (0.05)          (1.22)          13.21
    1996.........................         11.00            0.08            2.63           (0.08)          (0.87)          12.76
    1995.........................          9.85            0.08            1.15           (0.08)             --           11.00
    1994(5)......................         10.00            0.02           (0.16)          (0.01)             --            9.85
---------------------
SMALL-CAP EQUITY FUND
---------------------
  Trust Shares
    1998.........................  $      11.07    $       0.14    $       2.41    $      (0.12)   $      (0.62)   $      12.88
    1997(2)......................         10.00            0.05            1.04           (0.02)             --           11.07
-------------------
SUNBELT EQUITY FUND
-------------------
  Trust Shares
    1998.........................  $      13.28    $       0.01    $       3.03    $         --    $      (1.20)   $      15.12
    1997.........................         14.11           (0.09)           0.25              --           (0.99)          13.28
    1996.........................         10.03           (0.04)           4.32              --           (0.20)          14.11
    1995.........................          9.70           (0.01)           0.38              --           (0.04)          10.03
    1994(1)......................         10.00              --           (0.30)             --              --            9.70
------------------------
VALUE INCOME STOCK FUND
------------------------
  Trust Shares
    1998.........................  $      13.71    $       0.26    $       2.62    $      (0.27)   $      (2.42)   $      13.90
    1997.........................         13.15            0.30            2.32           (0.30)          (1.76)          13.71
    1996.........................         11.59            0.35            2.71           (0.34)          (1.16)          13.15
    1995.........................         10.54            0.32            1.56           (0.32)          (0.51)          11.59
    1994.........................         10.23            0.29            0.70           (0.32)          (0.36)          10.54

                                                                                                                   RATIO OF NET
                                                                                                     RATIO OF       INVESTMENT
                                                                                                    EXPENSES TO    INCOME (LOSS)
                                                                                   RATIO OF NET     AVERAGE NET     TO AVERAGE
                                                                     RATIO OF       INVESTMENT        ASSETS        NET ASSETS
                                                    NET ASSETS      EXPENSES TO    INCOME (LOSS)    (EXCLUDING      (EXCLUDING
                                                   END OF PERIOD    AVERAGE NET     TO AVERAGE      WAIVERS AND     WAIVERS AND
                                   TOTAL RETURN        (000)          ASSETS        NET ASSETS     REIMBURSEMENTS) REIMBURSEMENTS)
                                   -------------   -------------   -------------   -------------   -------------   -------------
------------------------------
INTERNATIONAL EQUITY INDEX FUND
------------------------------
  Trust Shares
    1998.........................         25.82%   $      56,200           1.06%           0.88%           1.18%           0.76%
    1997.........................          7.48           53,516           1.05            0.71            1.15            0.61
    1996.........................          9.29           90,980           1.05            0.84            1.19            0.70
    1995(4)......................          2.69**         89,446           1.05*           1.13*           1.31*           0.87*
-----------------------
MID-CAP EQUITY FUND (A)
------------------------
  Trust Shares
    1998.........................         21.14%   $     337,825           1.16%          (0.29%)          1.27%          (0.40%)
    1997.........................         14.23          287,370           1.15            0.23            1.26            0.12
    1996.........................         25.54          253,905           1.15            0.70            1.29            0.56
    1995.........................         12.56          125,562           1.15            0.88            1.32            0.71
    1994(5)......................         (1.39)**        57,036           1.15*           1.20*           1.68*           0.67*
---------------------
SMALL-CAP EQUITY FUND
---------------------
  Trust Shares
    1998.........................         23.59%   $     390,841           1.21%           1.07%           1.31%           0.97%
    1997(2)......................         10.97**        131,049           1.20*           1.86*           1.37*           1.69*
-------------------
SUNBELT EQUITY FUND
-------------------
  Trust Shares
    1998.........................         23.86%   $     431,921           1.16%          (0.90%)          1.27%          (1.01%)
    1997.........................          1.48          381,371           1.15           (0.65)           1.26           (0.76)
    1996.........................         43.19          412,430           1.15           (0.34)           1.28           (0.47)
    1995.........................          3.81          258,908           1.15           (0.12)           1.30           (0.27)
    1994(1)......................         (2.99)**       128,280           1.15*          (0.19)*          1.58*          (0.62)*
------------------------
VALUE INCOME STOCK FUND
------------------------
  Trust Shares
    1998.........................         23.10%   $   1,725,418           0.92%           1.85%           0.92%           1.85%
    1997.........................         22.18        1,488,062           0.91            2.40            0.91            2.40
    1996.........................         27.91        1,244,399           0.92            2.86            0.92            2.86
    1995.........................         19.06          991,977           0.95            3.16            0.95            3.16
    1994.........................          9.95          573,082           0.88            3.21            0.97            3.12


                                     PORTFOLIO
                                   TURNOVER RATE
                                   -------------
------------------------------
INTERNATIONAL EQUITY INDEX FUND
------------------------------
  Trust Shares
    1998.........................             1%
    1997.........................             2
    1996.........................            30
    1995(4)......................            10
-----------------------
MID-CAP EQUITY FUND (A)
------------------------
  Trust Shares
    1998.........................           129%
    1997.........................           152
    1996.........................           116
    1995.........................            66
    1994(5)......................             8
---------------------
SMALL-CAP EQUITY FUND
---------------------
  Trust Shares
    1998.........................            55%
    1997(2)......................            27
-------------------
SUNBELT EQUITY FUND
-------------------
  Trust Shares
    1998.........................            70%
    1997.........................            72
    1996.........................           106
    1995.........................            80
    1994(1)......................            21
------------------------
VALUE INCOME STOCK FUND
------------------------
  Trust Shares
    1998.........................            99%
    1997.........................           105
    1996.........................           134
    1995.........................           126
    1994.........................           149



 *  Annualized.



 **  Return is for period indicated and has not been annualized.



(1)  Commenced operations on January 3, 1994.



(2)  Commenced operations on January 31, 1997.



(4)  Commenced operations on June 6, 1994.



(5)  Commenced operations on February 2, 1994.



(A) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.

                                                                   PROSPECTUS 29

                                                               OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income quarterly, except the International Equity, International Equity Index and Emerging Markets Equity Funds. These Funds distribute income annually. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:

Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.


FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and the Flex Shares of the Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.


           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  FLORIDA TAX-EXEMPT BOND FUND
        4  GEORGIA TAX-EXEMPT BOND FUND
        6  INVESTMENT GRADE BOND FUND
        8  INVESTMENT GRADE TAX-EXEMPT BOND FUND
       10  LIMITED-TERM FEDERAL MORTGAGE
           SECURITIES FUND
       12  SHORT-TERM BOND FUND
       14  SHORT-TERM U.S. TREASURY SECURITIES FUND
       16  U.S. GOVERNMENT SECURITIES FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       18  EACH FUND'S PRINCIPAL INVESTMENTS
       19  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       20  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       25  HISTORICAL FINANCIAL INFORMATION
           ABOUT EACH FUND
       27  HOW FUND SHARES ARE DISTRIBUTED
       28  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS

       28  TAXES
           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------


       FUND SUMMARY
       INVESTMENT STRATEGY
       WHAT ARE THE RISKS OF INVESTING?
       PERFORMANCE INFORMATION
       WHAT IS AN INDEX?

       FEES AND EXPENSES
       FUND INVESTMENTS
       INVESTMENT ADVISORS
       PURCHASING FUND SHARES



--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.


Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.



The Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.


CHOOSING INVESTOR OR FLEX SHARES

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES
- Front-end sales charge
- Lower annual expenses
- $2,000 minimum initial investment

FLEX SHARES
- Deferred sales charge
- Higher annual expenses

- $10,000 minimum initial investment

2 PROSPECTUS

FLORIDA TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              Current income exempt from federal income taxes for
                             Florida residents without undue risk
INVESTMENT FOCUS             Florida municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Florida residents who want income exempt from
                             federal income taxes


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Jacksonville, Sales Tax
Revenue.......................       3.4%
Orlando, Florida..............       3.2%
Florida State Div Bd Fin......       3.1%
Brevard County, Florida.......       2.9%
Palm Beech Solid Waste........       2.6%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
            The Florida Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal income taxes. Issuers of these securities can be located in Florida, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. It is anticipated that the Fund's average weighted maturity will range from 6 to 25 years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Florida debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic conditions and government policies of Florida. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1995      15.70%
1996           3.73%
1997           7.96%

BEST QUARTER   WORST QUARTER
    6.13%          -1.56%
  (3/31/95)      (3/31/96)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.21%.

                                                                    PROSPECTUS 3

                                                    FLORIDA TAX-EXEMPT BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.


                                                                          SINCE
                                                                        INCEPTION
INVESTOR SHARES                                  1 YEAR     3 YEARS     (1/18/94)
FLORIDA TAX-EXEMPT BOND FUND                        3.60%        7.52%         5.28%
LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX        9.23%       10.19%         6.38%



                                                                          SINCE
                                                                        INCEPTION
FLEX SHARES                                                  1 YEAR      (6/1/95)
FLORIDA TAX-EXEMPT BOND FUND                                     5.09%         6.17%
LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX
                                                                 9.23%         7.97%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds with maturities between 8 and 12 years. The index represents various market sectors and geographic locations.



FEES AND EXPENSES


       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  INVESTOR SHARES    FLEX SHARES
                                                                                         3.75%          None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None               2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**
*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND
SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .65%               .65%
Distribution and Service (12b-1) Fees                                                      .18%              1.00%
Other Expenses                                                                             .52%               .37%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.35%              2.02%

---------------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:              1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                    $     507    $     787    $    1087    $    1938
Flex Shares                        $     405    $     634    $    1088    $    2348
IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                    $     507    $     787    $    1087    $    1938
Flex Shares                        $     205    $     634    $    1088    $    2348


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES,
  DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .51%, .00% AND .87%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .51%, .49% AND 1.37%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

4 PROSPECTUS

GEORGIA TAX-EXEMPT BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              Current income exempt from federal and Georgia
                             income taxes for Georgia residents without undue
                             risk
INVESTMENT FOCUS             Georgia municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Georgia residents who want income exempt from
                             federal and state income taxes


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
Henry County, Georgia.........       3.4%
Dalton Georgia Utilities,
RS............................       2.9%
Georgia State.................       2.9%
Henry County, Georgia.........       2.6%
Burke County, Georgia.........       2.6%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
            The Georgia Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We try to diversify the Fund's holdings within Georgia. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. It is anticipated that the Fund's average weighted maturity will range from 6 to 25 years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Georgia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies of Georgia. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1995      13.13%
1996           3.43%
1997           7.96%

BEST QUARTER   WORST QUARTER
    4.84%          -.73%
  (3/31/95)      (3/31/96)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 1.92%.

                                                                    PROSPECTUS 5

                                                    GEORGIA TAX-EXEMPT BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.


                                                                          SINCE
                                                                        INCEPTION
INVESTOR SHARES                                  1 YEAR     3 YEARS     (1/19/94)
GEORGIA TAX-EXEMPT
  BOND FUND                                         3.91%        6.72%         3.72%
LEHMAN BROTHERS 10-YEAR
  MUNICIPAL BOND INDEX                              9.23%       10.19%         6.38%



                                                              SINCE
                                                            INCEPTION
FLEX SHARES                                      1 YEAR      (6/6/95)
GEORGIA TAX-EXEMPT BOND FUND                        5.32%         5.58%
LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX        9.23%         7.97%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds with maturities between 8 and 12 years. The index represents various market sectors and geographic locations.



FEES AND EXPENSES


       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  INVESTOR SHARES    FLEX SHARES
                                                                                         3.75%          None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None               2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**
*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND
SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .65%               .65%
Distribution and Service (12b-1) Fees                                                      .18%              1.00%
Other Expenses                                                                             .48%               .38%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.31%              2.03%

---------------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:              1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                    $     503    $     775    $    1066    $    1895
Flex Shares                        $     406    $     637    $    1093    $    2358
IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                    $     503    $     775    $    1066    $    1895
Flex Shares                        $     206    $     637    $    1093    $    2358


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .50%, .00% AND .87%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .50%, .49% AND 1.37%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

6 PROSPECTUS

INVESTMENT GRADE BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High total return through current income and
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify relatively inexpensive
STRATEGY                     securities in a selected market index
INVESTOR PROFILE             Investors who want to receive income from their
                             investment, as well as an increase in the value of
                             the investment


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Bond...      11.6%
United States Treasury Bond...       8.6%
United States Treasury Bond...       7.0%
Merrill Lynch.................       4.9%
FNMA..........................       4.9%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, we try to minimize risk while attempting to outperform selected market indices. Currently, our selected index is the Lehman Brothers Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. We seek to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. We allocate the Fund's investments among various market sectors based on our analysis of historical data, yield information and credit ratings. We anticipate that the Fund's average weighted maturity will range from 4 to 10 years. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
   A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at a lower interest rate.

      PERFORMANCE INFORMATION

          The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1993       10.43
1994           -3.57
1995           17.26
1996            1.93
1997            8.64

BEST QUARTER   WORST QUARTER
    6.02%          -2.67%
  (6/30/95)      (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 4.13%.

                                                                    PROSPECTUS 7

                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.


                                                                          SINCE
                                                                        INCEPTION
INVESTOR SHARES                                  1 YEAR     3 YEARS     (6/11/92)
INVESTMENT GRADE
  BOND FUND                                         4.56%        7.73%         5.93%
LEHMAN GOVERNMENT/
  CORPORATE BOND INDEX                              9.75%       10.43%         8.13%



                                                              SINCE
                                                            INCEPTION
FLEX SHARES                                      1 YEAR      (6/7/95)
INVESTMENT GRADE BOND FUND                          6.14%         6.04%
LEHMAN GOVERNMENT/CORPORATE BOND INDEX              9.75%         8.08%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.



FEES AND EXPENSES



       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  INVESTOR SHARES    FLEX SHARES
                                                                                         3.75%          None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None               2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND
SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .74%               .74%
Distribution and Service (12b-1) Fees                                                      .43%              1.00%
Other Expenses                                                                             .22%               .38%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.39%              2.12%

---------------------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                    $     511    $     799    $    1107    $    1981
Flex Shares                        $     415    $     664    $    1139    $    2452
IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                    $     511    $     799    $    1107    $    1981
Flex Shares                        $     215    $     664    $    1139    $    2452


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .64%, .31% AND 1.17%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .64%, .64% AND 1.66%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

8 PROSPECTUS

INVESTMENT GRADE TAX-EXEMPT BOND FUND

       FUND SUMMARY


INVESTMENT GOAL              High total return through (i) current income that
                             is exempt from federal income taxes and (ii)
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest more Fund assets in undervalued
STRATEGY                     sectors and less in overvalued ones
INVESTOR PROFILE             Investors who want to receive tax-free current
                             income and an increase in the value of their
                             investment



            TOP FIVE HOLDINGS
             AS OF 6/30/98*
New York Ser J. GO............       4.7%
Washington State..............       3.1%
Illinois State................       3.0%
King County...................       2.7%
Allegheny Cnty, PA Airport
Rev...........................       2.3%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
            The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In selecting investments for the Fund, we try to limit risk as much as possible. Based on our analysis of municipalities, credit risk, market trends and investment cycles, we attempt to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. We also try to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. We anticipate that the Fund's average weighted maturity will range from 4 to 10 years. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1993       14.36
1994           -0.60
1995           14.52
1996            5.00
1997            7.37


BEST QUARTER   WORST QUARTER
    5.87%          -3.14%
  (3/31/95)      (3/31/94)


*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.59%.

                                                                    PROSPECTUS 9

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR G.O. INDEX.



                                                                           SINCE
                                                                         INCEPTION
INVESTOR SHARES                                  1 YEAR      3 YEARS      (6/9/92)
INVESTMENT GRADE
  TAX-EXEMPT BOND FUND                              3.32%         7.51%         7.27%
LEHMAN BROTHERS 5-YEAR G.O. INDEX                   6.48%         7.54%         6.38%



                                                              SINCE
                                                            INCEPTION
FLEX SHARES                                      1 YEAR      (6/1/95)
INVESTMENT GRADE TAX-EXEMPT BOND FUND               4.85%          6.38%
LEHMAN BROTHERS 5-YEAR G.O. INDEX                   6.48%          6.35%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index of municipal bonds with maturities ranging from 4 to 6 years. The index represents various market sectors and geographic locations.



FEES AND EXPENSES



       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  INVESTOR SHARES    FLEX SHARES
                                                                                         3.75%          None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None               2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND
SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .74%               .74%
Distribution and Service (12b-1) Fees                                                      .43%              1.00%
Other Expenses                                                                             .27%               .37%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.44%              2.11%

---------------------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF
THE PERIOD:                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
Investor Shares                              $ 516      $  813      $ 1132      $  2035
Flex Shares                                  $ 414      $  661      $ 1134      $  2441
IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                              $ 516      $  813      $ 1132      $  2035
Flex Shares                                  $ 214      $  661      $ 1134      $  2441


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .62%, .28% AND 1.17%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .62%, .66% AND 1.65%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

10 PROSPECTUS

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify securities that are less prone
STRATEGY                     to pre-payment risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...      15.5%
FHLMC-CNMA Remic..............      11.1%
FNMA..........................       8.8%
FHLMC.........................       8.1%
FNMA..........................       8.1%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an average maturity from 1 to 5 years. In selecting investments for the Fund, we try to identify securities that we expect to perform well in rising and falling markets. We also attempt to reduce the risk that the underlying mortgages are pre-paid by focusing on securities that we believe are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to pre-payment risk because there have been many opportunities for pre-payment, but none have occurred. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.

  SIMPLY SPEAKING . . .

  MORTGAGE-BACKED SECURITIES
   A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. Collateralized mortgage obligations (CMOs) are a type of mortgage-backed security that are divided into separate maturity classes. Mortgage income is applied first to the CMO with the shortest maturity, second to the CMO with the next shortest, and so on. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.

      PERFORMANCE INFORMATION


          The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1995       12.02
1996            4.29
1997            6.37

BEST QUARTER   WORST QUARTER
    4.01%           .16%
  (3/31/95)      (3/31/97)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.81%.

                                                                   PROSPECTUS 11

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MERRILL LYNCH 1-5 YEAR SHORT/ INTERMEDIATE U.S TREASURY INDEX.


                                                                                                      SINCE
                                                                                                    INCEPTION
INVESTOR SHARES                                                        1 YEAR        3 YEARS        (7/17/94)
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND                            3.69%          6.60%          5.80%
MERRILL LYNCH 1-5 YEAR SHORT INTERMEDIATE U.S TREASURY INDEX             7.11%          8.08%          7.28%



                                                                                     SINCE INCEPTION
FLEX SHARES                                                            1 YEAR            (6/7/95)
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND                            4.11%             5.51%
MERRILL LYNCH 1-5 YEAR SHORT INTERMEDIATE U.S. TREASURY INDEX            7.11%             6.70%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year Short/ Intermediate U.S. Treasury Index is a widely recognized index of U.S. Treasury securities with maturities 1 year or greater and no more than 5 years.



FEES AND EXPENSES



       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  INVESTOR SHARES    FLEX SHARES
                                                                                         2.50%          None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None               2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND
SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .65%               .65%
Distribution and Service (12b-1) Fees                                                      .23%              1.00%
Other Expenses                                                                             .64%              1.08%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.52%              2.73%

---------------------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF
THE PERIOD:                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
Investor Shares                              $ 401      $  718      $ 1058      $  2017
Flex Shares                                  $ 476      $  847      $ 1445      $  3061
IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                              $ 401      $  718      $ 1058      $  2017
Flex Shares                                  $ 276      $  847      $ 1445      $  3061


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .54%, .00% AND .92%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .54%, .00% AND 1.27%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

12 PROSPECTUS

SHORT-TERM BOND FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify securities that offer a
STRATEGY                     comparably better return than similar securities
                             for a given level of credit risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...       7.1%
United States Treasury Note...       5.4%
U.S. Treasury Stripped........       4.5%
United States Treasury Note...       4.0%
United States Treasury Note...       3.8%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund intends to maintain an average weighted maturity of 3 years or less. In selecting investments for the Fund, we attempt to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view towards maximizing returns. We analyze yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Also, the Fund may invest in bonds rated "investment grade." Some investment grade bonds may have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed and asset-backed securities. See "Mortgage-Backed and Asset-Backed Securities" to the right.
  SIMPLY SPEAKING . . .

  MORTGAGE-BACKED AND
  ASSET-BACKED SECURITIES
   A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The owner of an asset-backed security owns a share of the underlying pool of assets, such as truck and auto loans, leases and credit card receivables. The mortgages receivables, or other assets underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at a lower interest rate.

      PERFORMANCE INFORMATION

          The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1994       -.33
1995           11.68
1996            3.66
1997            6.46

BEST QUARTER   WORST QUARTER
    3.81%          -.63%
  (6/30/95)      (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 3.00%.

                                                                   PROSPECTUS 13

                                                            SHORT-TERM BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/ GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX.


                                                                                                 SINCE
                                                                                               INCEPTION
INVESTOR SHARES                                                          1 YEAR     3 YEARS    (3/22/93)
SHORT-TERM BOND FUND                                                       4.36%       6.48%      4.66%
SALOMON 1-3 YEAR TREASURY/ GOVERNMENT SPONSORED/ CORPORATE INDEX           6.67%       7.54%      5.63%
SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX                       6.10%       6.61%      5.34%



                                                                                      SINCE
                                                                                    INCEPTION
FLEX SHARES                                                              1 YEAR     (6/20/95)
SHORT-TERM BOND FUND                                                        4.21%      5.42%
SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX              6.67%      6.59%
SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX                        6.10%      6.26%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade corporate debt securities with maturities greater than 1 and less than 3 years. The Salomon One Year Treasury Benchmark On-the-Run Index is a widely recognized index of U.S. Treasury securities.



FEES AND EXPENSES


       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------

SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  INVESTOR SHARES    FLEX SHARES
                                                                                         2.00%          None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None               2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**
*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND
SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .65%               .65%
Distribution and Service (12b-1) Fees                                                      .23%              1.00%
Other Expenses                                                                             .84%              1.21%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.72%              2.86%

---------------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:    1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                    $     371    $     731    $    1115    $    2190
Flex Shares                        $     489    $     886    $    1508    $    3185
IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                    $     371    $     731    $    1115    $    2190
Flex Shares                        $     289    $     886    $    1508    $    3185


   SIMPLY SPEAKING . . .

  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .52%, .00% AND .87%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .52%, .00% AND 1.22%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

14 PROSPECTUS

SHORT-TERM U.S. TREASURY SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Short-term U.S. Treasury securities only
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify Treasury securities with
STRATEGY                     maturities that offer a comparably better return
                             potential and yield than either shorter maturity or
                             longer maturity securities for a given level of
                             interest rate risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...      33.4%
United States Treasury Note...      25.0%
United States Treasury Note...       8.5%
United States Treasury Note...       4.9%
United States Treasury Note...       4.5%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

            The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view toward maximizing returns and yield. We try to select those U.S. Treasury securities that offer the best risk/reward trade-off.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. Treasury securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1994       1.28
1995            8.39
1996            4.38
1997            5.70

BEST QUARTER   WORST QUARTER
    2.60%          -.13%
  (3/31/95)      (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.68%.

                                                                   PROSPECTUS 15

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/ GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON 6 MONTH TREASURY INDEX.


                                                                                                 SINCE
                                                                                               INCEPTION
INVESTOR SHARES                                                          1 YEAR     3 YEARS    (3/18/93)
SHORT-TERM U.S. TREASURY SECURITIES FUND                                   4.64%       5.78%        4.44%
SALOMON 1-3 YEAR TREASURY/ GOVERNMENT SPONSORED/ CORPORATE INDEX           6.67%       7.54%        5.63%
SALOMON 6 MONTH TREASURY BILL INDEX                                        5.41%       5.53%        4.98%



                                                                                      SINCE
                                                                                    INCEPTION
FLEX SHARES                                                              1 YEAR     (6/22/95)
SHORT-TERM U.S. TREASURY SECURITIES FUND                                    3.43%        4.95%
SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX              6.67%        6.59%
SALOMON 6 MONTH TREASURY BILL INDEX                                         5.41%        5.63%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade corporate debt securities with maturities greater than 1 year and less than 3 years. The Salomon 6 Month Treasury Bill Index is a widely recognized index of U.S. Treasury bills.



FEES AND EXPENSES



       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  INVESTOR SHARES    FLEX SHARES
                                                                                         1.00%          None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*

                                                                                       None               2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**
*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND
SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .65%               .65%
Distribution and Service (12b-1) Fees                                                      .18%              1.00%
Other Expenses                                                                             .51%              1.23%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.34%              2.88%

---------------------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                  $     235    $     520    $     827    $    1697
Flex Shares                      $     491    $     892    $    1518    $    3204
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                  $     235    $     520    $     827    $    1697
Flex Shares                      $     291    $     892    $    1518    $    3204


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .47%, .00% AND .82%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .47%, .00% AND 1.07%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

16 PROSPECTUS

U.S. GOVERNMENT SECURITIES FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities and U.S. Treasury
                             obligations
SHARE PRICE VOLATILITY       Low to medium
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue
STRATEGY                     risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment


            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...       5.1%
United States Treasury Bond...       5.0%
GNMA..........................       4.7%
FHLMC.........................       3.8%
FNMA Remic....................       3.2%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
            The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in U.S. government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.


  SIMPLY SPEAKING . . .

  MORTGAGE-BACKED SECURITIES
   A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rate.


      PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1995       16.96
1996            2.08
1997            8.60

BEST QUARTER   WORST QUARTER
    5.81%          -2.31%
  (6/30/95)      (3/31/96)


*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 3.71%.

                                                                   PROSPECTUS 17

                                                 U.S. GOVERNMENT SECURITIES FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX.



                                                                                                 SINCE
                                                                                               INCEPTION
INVESTOR SHARES                                                   1 YEAR        3 YEARS         (6/9/94)
U.S. GOVERNMENT SECURITIES FUND                                     4.58%          7.67%          5.98%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                  7.72%          8.65%          7.58%



                                                                                  SINCE
                                                                                INCEPTION
FLEX SHARES                                                       1 YEAR         (6/7/95)
U.S. GOVERNMENT SECURITIES FUND                                     5.96%          5.76%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                  7.72%          6.98%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from 1 to 10 years.



FEES AND EXPENSES



       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------

SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  INVESTOR SHARES    FLEX SHARES
                                                                                         3.75%          None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None               2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND
SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .74%               .74%
Distribution and Service (12b-1) Fees                                                      .38%              1.00%
Other Expenses                                                                             .65%               .59%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.77%              2.33%

---------------------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF
THE PERIOD:                                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
Investor Shares                              $ 548      $  911      $ 1298      $    2381
Flex Shares                                  $ 436      $  727      $ 1245      $    2666
IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                              $ 548      $  911      $ 1298      $    2381
Flex Shares                                  $ 236      $  727      $ 1245      $    2666


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .58%, .00% AND 1.17%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .58%, .51% AND 1.68%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

18 PROSPECTUS


EACH FUND'S PRINCIPAL INVESTMENTS



     FUND INVESTMENTS


       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


                               FLORIDA     GEORGIA    INVESTMENT  INVESTMENT  LIMITED-TERM  SHORT-TERM  SHORT-TERM      U.S.
                              TAX- EXEMPT TAX-EXEMPT  GRADE BOND    GRADE       FEDERAL        BOND        U.S.      GOVERNMENT
                              BOND FUND   BOND FUND      FUND     TAX-EXEMPT    MORTGAGE       FUND      TREASURY    SECURITIES
                                                                  BOND FUND    SECURITIES               SECURITIES      FUND
                                                                                  FUND                     FUND
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                                         X
--------------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                 X                                     X
--------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                X                        X            X                        X
--------------------------------------------------------------------------------------------------------------------------------
Municipal Securities              X           X                       X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                X                                                 X            X
--------------------------------------------------------------------------------------------------------------------------------


Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. In addition, the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund and U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

        INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment programs. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Investment Grade Bond, Limited-Term Federal Mortgage Securities, Investment Grade Tax-Exempt Bond and Florida Tax-Exempt Bond Funds. As of May 31, 1998, STI had approximately $11.7 billion in assets under management. For the fiscal year ended May 31, 1998, STI received advisory fees of:

FLORIDA TAX-EXEMPT BOND FUND.............       .51%
INVESTMENT GRADE BOND FUND...............       .64%
INVESTMENT GRADE TAX-EXEMPT BOND FUND....       .62%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES
  FUND...................................       .54%


Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the U.S. Government Securities, Short-Term Bond, and Short-Term U.S. Treasury Securities Funds. As of May 31, 1998, Trusco had approximately $22

                                                                   PROSPECTUS 19

                                       THE ADVISORS AND THEIR PORTFOLIO MANAGERS
billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of:


SHORT-TERM BOND FUND.....................       .52%
SHORT-TERM U.S. TREASURY SECURITIES
  FUND...................................       .47%
U.S. GOVERNMENT SECURITIES FUND..........       .58%



SunTrust Bank, Atlanta, 25 Park Place, Atlanta, Georgia 30303, serves as the Advisor to the Georgia Tax-Exempt Bond Fund. As of May 31, 1998, SunTrust Bank, Atlanta had approximately $40 billion under management. For the fiscal year ended May 31, 1998, SunTrust Bank, Atlanta received advisory fees of .50% for the Georgia Tax-Exempt Bond Fund.


The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. L. Earl Denney, CFA, has served as Senior Vice President of STI since 1983. He has managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank.


The U.S. Government Securities Fund has been co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr. Leonard, CFA, has served as First Vice President of Trusco since 1988, and has more than 25 years of investment experience. Mr. Ford has been an Associate of Trusco since April 1994, and has more than 11 years of investment experience. Prior to joining Trusco, Mr. Ford served as a senior securities analyst at Liberty Capital Advisors from 1992 to 1994 and served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.



The Limited-Term Federal Mortgage Securities Fund has been co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, since it began operating in June 1994. Mr. Denney has served as Senior Vice President of STI since 1983. Mr. Denney has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank. Mr. West has served as a Vice President of STI since 1994, and has served as a fixed-income portfolio manager with STI since 1989.



Mr. David Yealy has served as a Vice President of Trusco since 1993. He has managed the Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund since July 1996. He has more than 13 years of investment experience.



Mr. Ronald Schwartz, CFA, has served as a Senior Vice President since 1992. He has managed the Investment Grade Tax-Exempt Bond Fund and Florida Tax-Exempt Bond Fund since each Fund began operating in June 1992 and January 1994, respectively. He has more than 18 years of investment experience. Prior to joining STI, he served as a trader at the Bank of Boston.


Ms. Gay Cash has served as a Vice President of SunTrust Bank, Atlanta since 1987. She has managed Georgia Tax-Exempt Bond Fund since it began operating in January 1994. She has more than 18 years of investment experience.

20 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase Investor and Flex Shares directly from us by:
- mail
- telephone
- wire
- direct deposit, or
- Automated Clearing House (ACH).

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks, or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order plus, in the case of Investor Shares, the applicable front-end sales charge. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.


  SIMPLY SPEAKING . . .


  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS
  If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.


HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

MINIMUM PURCHASES
To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund ($2,000 for retirement plans). To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. We may accept investments of smaller amounts, for either class of shares, at our discretion.

                                                                   PROSPECTUS 21

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

FUNDLINK
FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call us at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES
FRONT-END SALES CHARGES - INVESTOR SHARES
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:


                                                                                                 YOUR SALES    YOUR SALES
                                                                                                   CHARGE        CHARGE
                                                                                                    AS A          AS A
                                                                                                 PERCENTAGE    PERCENTAGE
                                                                                                     OF            OF
                                                                                                  OFFERING      YOUR NET
FUND                                                          IF YOUR INVESTMENT IS:                PRICE      INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND                               LESS THAN $100,000                    3.75%         3.90%

INVESTMENT GRADE TAX-EXEMPT BOND FUND                         $100,000 BUT LESS THAN $250,000       3.25%         3.36%

INVESTMENT GRADE BOND FUND                                    $250,000 BUT LESS THAN $1,000,000     2.50%         2.56%

FLORIDA TAX-EXEMPT BOND FUND                                  $1,000,000 AND OVER                   1.50%         1.52%

GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------------------------------------------------

LIMITED-TERM FEDERAL                                          LESS THAN $100,000                    2.50%         2.56%

 MORTGAGE SECURITIES FUND                                     $100,000 BUT LESS THAN $250,000       1.75%         1.78%

                                                              $250,000 BUT LESS THAN $1,000,000     1.25%         1.27%

                                                              $1,000,000 AND OVER                   NONE          NONE
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BOND FUND                                          LESS THAN $100,000                    2.00%         2.04%

                                                              $100,000 BUT LESS THAN $250,000       1.50%         1.52%

                                                              $250,000 BUT LESS THAN $1,000,000     1.00%         1.01%

                                                              $1,000,000 AND OVER                   NONE          NONE
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM U.S. TREASURY                                      LESS THAN $100,000                    1.00%         1.01%

 SECURITIES FUND                                              $100,000 BUT LESS THAN $250,000       0.75%         0.76%

                                                              $250,000 BUT LESS THAN $1,000,000     0.50%         0.50%

                                                              $1,000,000 AND OVER                   NONE          NONE
--------------------------------------------------------------------------------------------------------------------------

22 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

WAIVER OF FRONT-END SALES CHARGE -
INVESTOR SHARES
The front-end sales charge will be waived on Investor Shares purchased: (1) through reinvestment of dividends and distributions; (2) through a SunTrust Securities, Inc. asset allocation account; (3) by persons repurchasing shares they redeemed within the last 60 days (see Repurchase of Investor Shares); (4) by employees, and members of their immediate family, of SunTrust and its affiliates; (5) by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust; (6) by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or (7) through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge.

REPURCHASE OF INVESTOR SHARES
You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 60 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - INVESTOR SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. We will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. We will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). We may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. We will only consider the value of Investor Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. As a result, neither Investor Shares of the Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed

                                                                   PROSPECTUS 23

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, we will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES - FLEX SHARES

You do not pay a front-end sales charge when you purchase Flex Shares. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The sales charge does not apply to Flex Shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.


The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons: (1) to make certain withdrawals from a retirement plan (not including IRAs); (2) because of death or disability; or (3) for certain payments under the Systematic Withdrawal Plan (which is discussed below).

  SIMPLY SPEAKING . . .

  OFFERING PRICE OF FUND SHARES
  The offering price of Investor Shares is the NAV next calculated after we receive your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after we receive your request less, in the case of Flex Shares, any applicable deferred sales charge.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY
Normally, we will send your sale proceeds within five Business Days after we receive your request.

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES
Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

  SIMPLY SPEAKING . . .

  EXCHANGES
  When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

INVESTOR SHARES
You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

FLEX SHARES
You may exchange Flex Shares of any Fund for Flex Shares of any other Fund, or for Investor Shares of the Money Market Funds. No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase. If you exchange Flex Shares for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.

                                                                   PROSPECTUS 25

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor and Flex Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen, LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

  SIMPLY SPEAKING . . .
  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                                          NET
                                                                       REALIZED
                                                                          AND
                                                                       UNREALIZED                                    NET
                                         NET ASSET                       GAINS     DISTRIBUTIONS                    ASSET
                                           VALUE            NET        (LOSSES)      FROM NET      DISTRIBUTIONS    VALUE
                                        BEGINNING OF    INVESTMENT        ON        INVESTMENT     FROM REALIZED    END OF
                                           PERIOD         INCOME       INVESTMENTS    INCOME       CAPITAL GAINS    PERIOD
                                        ------------   -------------   ---------   -------------   -------------   --------
-----------------------------
FLORIDA TAX-EXEMPT BOND FUND
-----------------------------
  Investor Shares
    1998..............................  $   10.29      $    0.42       $   0.44    $    (0.42)     $    (0.01)      $  10.72
    1997..............................      10.07           0.44           0.25         (0.44)          (0.03)         10.29
    1996..............................      10.18           0.44          (0.06)        (0.44)          (0.05)         10.07
    1995..............................       9.75           0.42           0.43         (0.42)             --          10.18
    1994(1)...........................      10.00           0.13          (0.25)        (0.13)             --           9.75
  Flex Shares
    1998..............................  $   10.30      $    0.37       $   0.45    $    (0.37)     $    (0.01)      $  10.74
    1997..............................      10.08           0.39           0.25         (0.39)          (0.03)         10.30
    1996(2)...........................      10.19           0.39          (0.06)        (0.39)          (0.05)         10.08
------------------------------
GEORGIA TAX-EXEMPT BOND FUND
------------------------------
  Investor Shares
    1998..............................  $    9.74      $    0.39       $   0.40    $    (0.39)     $    (0.01)      $  10.13
    1997..............................       9.58           0.40           0.21         (0.40)          (0.05)          9.74
    1996..............................       9.65           0.41          (0.05)        (0.41)          (0.02)          9.58
    1995..............................       9.44           0.40           0.21         (0.40)             --           9.65
    1994(3)...........................      10.00           0.13          (0.56)        (0.13)             --           9.44
  Flex Shares
    1998..............................  $    9.73      $    0.34       $   0.40    $    (0.34)     $    (0.01)      $  10.12
    1997..............................       9.56           0.35           0.22         (0.35)          (0.05)          9.73
    1996(4)...........................       9.72           0.36          (0.14)        (0.36)          (0.02)          9.56
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Investor Shares
    1998..............................  $   10.16      $    0.55       $   0.49    $    (0.55)     $       --       $  10.65
    1997..............................      10.06           0.56           0.10         (0.56)             --          10.16
    1996..............................      10.26           0.56          (0.20)        (0.56)             --          10.06
    1995..............................       9.89           0.57           0.38         (0.58)             --          10.26
    1994..............................      10.44           0.46          (0.35)        (0.46)          (0.20)          9.89
  Flex Shares
    1998..............................  $   10.17      $    0.51       $   0.49    $    (0.51)     $       --       $  10.66
    1997..............................      10.07           0.51           0.10         (0.51)             --          10.17
    1996(5)...........................      10.33           0.52          (0.26)        (0.52)             --          10.07
----------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
----------------------------------------
  Investor Shares
    1998..............................  $   11.24      $    0.39       $   0.49    $    (0.39)     $    (0.32)      $  11.41
    1997..............................      11.12           0.40           0.33         (0.40)          (0.21)         11.24
    1996..............................      11.30           0.41           0.19         (0.41)          (0.37)         11.12
    1995..............................      10.69           0.42           0.61         (0.42)             --          11.30
    1994..............................      10.79           0.33           0.25         (0.33)          (0.35)         10.69
  Flex Shares
    1998..............................  $   11.23      $    0.33       $   0.49    $    (0.33)     $    (0.32)      $  11.40
    1997..............................      11.11           0.35           0.33         (0.35)          (0.21)         11.23
    1996(2)...........................      11.30           0.37           0.18         (0.37)          (0.37)         11.11

                                                                                                              RATIO OF NET
                                                                                              RATIO OF         INVESTMENT
                                                                              RATIO OF      EXPENSES TO        INCOME TO
                                                        NET                      NET        AVERAGE NET       AVERAGE NET
                                                      ASSETS     RATIO OF    INVESTMENT        ASSETS            ASSETS
                                                      END OF    EXPENSES TO   INCOME TO      (EXCLUDING        (EXCLUDING
                                          TOTAL       PERIOD    AVERAGE NET  AVERAGE NET    WAIVERS AND       WAIVERS AND
                                        RETURN(A)      (000)      ASSETS       ASSETS     REIMBURSEMENTS)   REIMBURSEMENTS)
                                       ------------  ---------  -----------  -----------  ----------------  ----------------
-----------------------------
FLORIDA TAX-EXEMPT BOND FUND
-----------------------------
  Investor Shares
    1998..............................      8.46%    $   3,381      0.86%        3.98%           1.34%             3.50%
    1997..............................      7.00         3,226      0.85         4.28            1.31              3.82
    1996..............................      3.76         4,025      0.85         4.28            1.36              3.77
    1995..............................      9.04         3,320      0.85         4.36            1.50              3.71
    1994(1)...........................    (1.22)**       2,280      0.85*        3.67*           3.20*             1.32*
  Flex Shares
    1998..............................      8.04%    $   8,160      1.36%        3.45%           2.01%             2.80%
    1997..............................      6.48         3,000      1.35         3.78            2.28              2.85
    1996(2)...........................      3.27*        2,692      1.35*        3.79*           2.54*             2.60*
------------------------------
GEORGIA TAX-EXEMPT BOND FUND
------------------------------
  Investor Shares
    1998..............................      8.26%    $   3,975      0.86%        3.89%           1.30%             3.45%
    1997..............................      6.47         3,511      0.85         4.10            1.33              3.62
    1996..............................      3.69         3,418      0.85         4.17            1.41              3.61
    1995..............................      6.70         3,268      0.85         4.31            1.43              3.73
    1994(3)...........................    (4.29)**       3,300      0.85*        3.93*           2.36*             2.42*
  Flex Shares
    1998..............................      7.74%    $   8,264      1.36%        3.39%           2.02%             2.73%
    1997..............................      6.06         4,662      1.35         3.60            2.07              2.88
    1996(4)...........................      2.25*        4,207      1.35*        3.66*           2.35*             2.66*
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Investor Shares
    1998..............................     10.49%    $  33,269      1.14%        5.29%           1.38%             5.05%
    1997..............................      6.66        33,165      1.15         5.48            1.41              5.22
    1996..............................      3.50        36,155      1.15         5.40            1.44              5.11
    1995..............................     10.04        33,772      1.15         5.79            1.49              5.45
    1994..............................      0.86        35,775      1.14         4.39            1.41              4.12
  Flex Shares
    1998..............................      9.99%    $  13,111      1.65%        4.76%           2.11%             4.30%
    1997..............................      6.16         5,763      1.64         5.00            2.20              4.44
    1996(5)...........................      2.50*        4,621      1.64*        4.84*           2.49*             3.99*
--------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------
  Investor Shares
    1998..............................      8.05%    $  28,159      1.16%        3.43%           1.43%             3.16%
    1997..............................      6.69        31,857      1.15         3.56            1.38              3.33
    1996..............................      5.40        37,427      1.15         3.61            1.42              3.34
    1995..............................      9.91        41,693      1.15         3.88            1.43              3.60
    1994..............................      5.37        46,182      1.14         2.96            1.51              2.59
  Flex Shares
    1998..............................      7.50%    $   8,399      1.64%        2.95%           2.10%             2.49%
    1997..............................      6.19         4,681      1.63         3.08            2.15              2.56
    1996(2)...........................      4.91*        5,536      1.63*        3.12*           2.25*             2.50*


                                        PORTFOLIO
                                        TURNOVER
                                          RATE
                                        ---------
-----------------------------
FLORIDA TAX-EXEMPT BOND FUND
-----------------------------
  Investor Shares
    1998..............................      69%
    1997..............................     135
    1996..............................      63
    1995..............................     105
    1994(1)...........................      53
  Flex Shares
    1998..............................      69%
    1997..............................     135
    1996(2)...........................      63
------------------------------
GEORGIA TAX-EXEMPT BOND FUND
------------------------------
  Investor Shares
    1998..............................       7%
    1997..............................      15
    1996..............................      60
    1995..............................      25
    1994(3)...........................      26
  Flex Shares
    1998..............................       7%
    1997..............................      15
    1996(4)...........................      60
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Investor Shares
    1998..............................     109%
    1997..............................     298
    1996..............................     184
    1995..............................     238
    1994..............................     259
  Flex Shares
    1998..............................     109%
    1997..............................     298
    1996(5)...........................     184
--------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------
  Investor Shares
    1998..............................     378%
    1997..............................     489
    1996..............................     514
    1995..............................     592
    1994..............................     432
  Flex Shares
    1998..............................     378%
    1997..............................     489
    1996(2)...........................     514


 *  Annualized.
 **  Return is for the period indicated and has not been annualized.

(1)  Commenced operations on January 18, 1994.


(2)  Commenced operations on June 1, 1995.


(3)  Commenced operations on January 19, 1994.


(4)  Commenced operations on June 6, 1995.


(5)  Commenced operations on June 7, 1995.


(A)  Total return figures do not reflect applicable sales loads.

26 PROSPECTUS

HISTORICAL FINANCIAL INFORMATION

                                                                                 NET
                                                                              REALIZED
                                                                                 AND
                                                                              UNREALIZED
                                                NET ASSET                       GAINS     DISTRIBUTIONS
                                                  VALUE            NET        (LOSSES)      FROM NET      DISTRIBUTIONS   NET ASSET
                                               BEGINNING OF    INVESTMENT        ON        INVESTMENT     FROM REALIZED   VALUE END
                                                  PERIOD         INCOME       INVESTMENTS    INCOME       CAPITAL GAINS   OF PERIOD
                                               ------------   -------------   ---------   -------------   -------------   ---------
---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
 Investor Shares
    1998.....................................  $   10.00      $    0.56       $   0.12    $    (0.56)     $    (0.01)      $ 10.11
    1997.....................................       9.97           0.56           0.04         (0.56)          (0.01)        10.00
    1996.....................................      10.11           0.60          (0.14)        (0.60)             --          9.97
    1995(7)..................................       9.98           0.58           0.13         (0.58)             --         10.11
  Flex Shares
    1998.....................................  $   10.02      $    0.52       $   0.11    $    (0.52)     $    (0.01)      $ 10.12
    1997.....................................       9.99           0.52           0.04         (0.52)          (0.01)        10.02
    1996(8)..................................      10.14           0.55          (0.15)        (0.55)             --          9.99
----------------------
SHORT-TERM BOND FUND
----------------------
  Investor Shares
    1998.....................................  $    9.91      $    0.53       $   0.17    $    (0.53)     $    (0.01)      $ 10.07
    1997.....................................       9.88           0.51           0.06         (0.51)          (0.03)         9.91
    1996.....................................      10.01           0.52          (0.10)        (0.53)          (0.02)         9.88
    1995.....................................       9.81           0.51           0.19         (0.50)             --         10.01
    1994.....................................      10.03           0.40          (0.21)        (0.40)          (0.01)         9.81
  Flex Shares
    1998.....................................  $    9.91      $    0.50       $   0.17    $    (0.50)     $    (0.01)      $ 10.07
    1997.....................................       9.88           0.48           0.06         (0.48)          (0.03)         9.91
    1996(9)..................................      10.02           0.47          (0.12)        (0.47)          (0.02)         9.88
---------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
---------------------------------------
  Investor Shares
    1998.....................................  $    9.88      $    0.49       $   0.09    $    (0.50)     $       --       $  9.96
    1997.....................................       9.84           0.50           0.04         (0.50)             --          9.88
    1996.....................................       9.94           0.54          (0.10)        (0.54)             --          9.84
    1995.....................................       9.83           0.46           0.11         (0.46)             --          9.94
    1994.....................................       9.99           0.32          (0.12)        (0.31)          (0.05)         9.83
  Flex Shares
    1998.....................................  $    9.85      $    0.47       $   0.10    $    (0.46)     $       --       $  9.94
    1997.....................................       9.82           0.47           0.03         (0.47)             --          9.85
    1996(10).................................       9.96           0.48          (0.14)        (0.48)             --          9.82
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Investor Shares
    1998.....................................  $   10.02      $    0.57       $   0.43    $    (0.57)     $       --       $ 10.45
    1997.....................................       9.90           0.58           0.12         (0.58)             --         10.02
    1996.....................................      10.26           0.59          (0.33)        (0.59)          (0.03)         9.90
    1995(11).................................      10.00           0.56           0.26         (0.56)             --         10.26
  Flex Shares
    1998.....................................  $   10.02      $    0.52       $   0.44    $    (0.52)     $       --       $ 10.46
    1997.....................................       9.91           0.53           0.11         (0.53)             --         10.02
    1996(8)..................................      10.31           0.52          (0.37)        (0.52)          (0.03)         9.91

                                                                                                                   RATIO OF NET
                                                                                                   RATIO OF         INVESTMENT
                                                                                   RATIO OF      EXPENSES TO        INCOME TO
                                                              NET                     NET        AVERAGE NET       AVERAGE NET
                                                             ASSETS   RATIO OF    INVESTMENT        ASSETS            ASSETS
                                                             END OF  EXPENSES TO   INCOME TO      (EXCLUDING        (EXCLUDING
                                                 TOTAL       PERIOD  AVERAGE NET  AVERAGE NET    WAIVERS AND       WAIVERS AND
                                               RETURN(A)     (000)     ASSETS       ASSETS     REIMBURSEMENTS)   REIMBURSEMENTS)
                                              ------------   ------  -----------  -----------  ----------------  ----------------
---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
 Investor Shares
    1998.....................................      6.95%     $2,705      0.91%        5.50%           1.51%             4.90%
    1997.....................................      6.17       2,426      0.90         5.55            1.48              4.97
    1996.....................................      4.59       2,512      0.90         5.75            2.25              4.40
    1995(7)..................................      7.45**       623      0.90*        6.27*           7.74*            (0.57)*
  Flex Shares
    1998.....................................      6.49%     $1,543      1.26%        5.16%           2.72%             3.70%
    1997.....................................      5.80       1,409      1.25         5.20            2.66              3.79
    1996(8)..................................      4.10*      1,349      1.25*        5.38*           3.59*             3.04*
----------------------
SHORT-TERM BOND FUND
----------------------
  Investor Shares
    1998.....................................      7.19%     $1,949      0.86%        5.27%           1.71%             4.42%
    1997.....................................      5.97       2,182      0.85         5.16            1.58              4.43
    1996.....................................      4.23       2,700      0.85         5.20            1.72              4.33
    1995.....................................      7.44       2,609      0.85         5.24            1.56              4.53
    1994.....................................      1.81       2,381      0.85         3.94            2.52              2.27
  Flex Shares
    1998.....................................      6.84%     $2,110      1.21%        4.93%           2.85%             3.29%
    1997.....................................      5.62       1,073      1.20         4.82            3.02              3.00
    1996(9)..................................      3.73*        966      1.20*        4.77*           4.06*             1.91*
---------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
---------------------------------------
  Investor Shares
    1998.....................................      6.04%     $3,277      0.81%        5.07%           1.33%             4.55%
    1997.....................................      5.59       3,921      0.80         5.05            1.35              4.50
    1996.....................................      4.52       4,192      0.80         5.43            1.32              4.91
    1995.....................................      6.03       7,144      0.80         4.74            1.33              4.21
    1994.....................................      2.01       4,841      0.78         3.11            1.41              2.48
  Flex Shares
    1998.....................................      5.90%     $1,413      1.06%        4.81%           2.87%             3.00%
    1997.....................................      5.19       1,091      1.05         4.75            2.51              3.29
    1996(10).................................      3.72*      2,423      1.05*        5.03*           2.97*             3.11*
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Investor Shares
    1998.....................................     10.23%     $3,225      1.16%        5.53%           1.76%             4.93%
    1997.....................................      7.21       2,243      1.15         5.76            1.79              5.12
    1996.....................................      2.47       2,396      1.15         5.68            2.50              4.33
    1995(11).................................      8.61**       589      1.15*        6.08*           6.84*             0.39*
  Flex Shares
    1998.....................................      9.78%     $4,022      1.67%        5.02%           2.32%             4.37%
    1997.....................................      6.57       2,801      1.66         5.26            2.42              4.50
    1996(8)..................................      1.42*      2,826      1.66*        5.18*           2.86*             3.98*


                                               PORTFOLIO
                                               TURNOVER
                                                 RATE
                                               ---------
---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
 Investor Shares
    1998.....................................     163%
    1997.....................................     133
    1996.....................................      83
    1995(7)..................................      68
  Flex Shares
    1998.....................................     163%
    1997.....................................     133
    1996(8)..................................      83
----------------------
SHORT-TERM BOND FUND
----------------------
  Investor Shares
    1998.....................................      87%
    1997.....................................     118
    1996.....................................     163
    1995.....................................     200
    1994.....................................      75
  Flex Shares
    1998.....................................      87%
    1997.....................................     118
    1996(9)..................................     163
---------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
---------------------------------------
  Investor Shares
    1998.....................................      39%
    1997.....................................      93
    1996.....................................      94
    1995.....................................      88
    1994.....................................     117
  Flex Shares
    1998.....................................      39%
    1997.....................................      93
    1996(10).................................      94
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Investor Shares
    1998.....................................      14%
    1997.....................................      21
    1996.....................................      83
    1995(11).................................      30
  Flex Shares
    1998.....................................      14%
    1997.....................................      21
    1996(8)..................................      83


 *  Annualized.

 **  Return is for the period indicated and has not been annualized.


 (7)  Commenced operations on July 17, 1994.



 (8)  Commenced operations on June 7, 1995.



 (9)  Commenced operations on June 20, 1995.



(10)  Commenced operations on June 22, 1995.



(11)  Commenced operations on June 9, 1994.



 (A)  Total return figures do not reflect applicable sales loads.

                                                                   PROSPECTUS 27

                                                 HOW FUND SHARES ARE DISTRIBUTED

DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, maximum distribution fees, as a percentage of average daily net assets, are as follows:



Georgia Tax-Exempt Bond Fund                                        .18%
Florida Tax-Exempt Bond Fund                                        .18%
Investment Grade Bond Fund                                          .43%
Investment Grade Tax-Exempt Bond Fund                               .43%
Limited-Term Federal Mortgage Securities Fund                       .23%
Short-Term Bond Fund                                                .23%
Short-Term U.S. Treasury Securities Fund                            .18%
U.S. Government Securities Fund                                     .38%



For Flex Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

28 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares income dividends daily and pays these dividends monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond and Investment Grade Tax-Exempt Bond Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.
SunTrust Bank, Atlanta

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.


BY INTERNET:

http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.


           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  BALANCED FUND
        4  CAPITAL GROWTH FUND
        6  INTERNATIONAL EQUITY FUND
        8  INTERNATIONAL EQUITY INDEX FUND
       10  MID-CAP EQUITY FUND
       12  SMALL CAP EQUITY FUND
       14  SMALL CAP GROWTH STOCK FUND
       16  SUNBELT EQUITY FUND
       18  TAX SENSITIVE GROWTH STOCK FUND
       20  VALUE INCOME STOCK FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       22  EACH FUND'S PRINCIPAL INVESTMENTS
       22  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       24  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       29  HISTORICAL FINANCIAL INFORMATION ABOUT EACH FUND
       31  HOW FUND SHARES ARE DISTRIBUTED
       32  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       32  TAXES
           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------


       FUND SUMMARY
       INVESTMENT STRATEGY
       WHAT ARE THE RISKS OF INVESTING?
       PERFORMANCE INFORMATION
       WHAT IS AN INDEX?

       FEES AND EXPENSES

       FUND INVESTMENTS
       INVESTMENT ADVISORS
       PURCHASING FUND SHARES



--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been subject to more price fluctuation in the short run.


Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.


Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.



The Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.


CHOOSING INVESTOR OR FLEX SHARES

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES
- Front-end sales charge
- Lower annual expenses
- $2,000 minimum initial investment

FLEX SHARES
- Deferred sales charge
- Higher annual expenses

- $10,000 minimum initial investment

2 PROSPECTUS

BALANCED FUND

       FUND SUMMARY


INVESTMENT GOALS             Capital appreciation and current income
INVESTMENT FOCUS
 PRIMARY                     U.S. common stocks
 SECONDARY                   Bonds
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify companies with a history of
STRATEGY                     earnings growth and bonds with minimal risk
INVESTOR PROFILE             Investors who want income from their investment,
                             as well as an increase in its value



            TOP FIVE HOLDINGS
              AS OF 6/30/98*
General Electric
  Company......................       1.9%
Bristol Myers
  Squibb Company...............       1.3%
Carnival Corporation,
  Class A......................       1.3%
United Technologies
  Corporation..................       1.2%
CVS Corporation................       1.1%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

             The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, we attempt to identify high-quality companies with a history of earnings growth. In selecting bonds, we try to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests in both common stocks and bonds. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the value of bonds held by the Fund may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Fund may have more assets than usual invested in bonds during periods of rising interest rates or less assets than usual invested in bonds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities regardless of credit quality, also experience price volatility, especially in response to interest rate changes.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          25.08%
1996          11.85%
1997          20.71%


BEST QUARTER   WORST QUARTER
   11.19%          0.64%
  (6/30/97)      (3/31/97)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 12.48%.

                                                                    PROSPECTUS 3

                                                                   BALANCED FUND


This table compares the Fund's average annual total returns for the periods ending December 31, 1997 to those of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index.



                                                                        SINCE
                                                                      INCEPTION
INVESTOR SHARES                                 1 YEAR     3 YEARS    (1/4/94)
BALANCED FUND                                     16.23%     17.59%      11.52%
S&P 500 INDEX                                     33.35%     31.13%      23.48%
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND
  INDEX                                            9.75%     10.43%       6.92%



                                                              SINCE
                                                            INCEPTION
FLEX SHARES                                      1 YEAR     (6/14/95)
BALANCED FUND                                      17.86%       16.42%
S&P 500 INDEX                                      33.35%       29.81%
LEHMAN BROTHERS GOVERNMENT/
  CORPORATE BOND INDEX                              9.75%        8.08%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Brothers Government/ Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better with maturities of at least 1 year.



FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------

SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES    FLEX SHARES
                                                                                       3.75%           None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None             2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."



**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                  .95 %               .95%
Distribution and Service (12b-1) Fees                                                     .28 %              1.00%
Other Expenses                                                                            .37 %               .29%
                                                                                       ---                 ---
Total Annual Fund Operating Expenses                                                     1.60 %              2.24%


---------------------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:          1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares                  $532       $861       $1213      $2204
Flex Shares                      $627       $700       $1200      $2575

IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                  $532       $861       $1213      $2204
Flex Shares                      $427       $700       $1200      $2575


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .83%, .07% AND 1.27%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .83%, .91%, AND 2.03%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

4 PROSPECTUS

CAPITAL GROWTH FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow, but do not need to receive income on their
                             investment


            TOP FIVE HOLDINGS
              AS OF 6/30/98*
General Electric Company.......       2.8%
Bristol Myers Squibb
 Company.......................       1.9%
Carnival Corporation,
 Class A.......................       1.9%
United Technologies
 Corporation...................       1.8%
Microsoft Corporation..........       1.7%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
             The Capital Growth Fund invests primarily in U.S. common stocks and other equity securities that we believe are undervalued by the stock market. In selecting investments for the Fund, we choose companies that we believe have above average growth potential. We rotate the Fund's investments among various market sectors based on our research of business cycles. Our strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.


      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           9.27%
1994          -8.01%
1995          30.33%
1996          19.50%
1997          30.34%


BEST QUARTER   WORST QUARTER
   16.84%          -4.33%
  (6/30/97)      (12/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 16.80%.

                                                                    PROSPECTUS 5

                                                             CAPITAL GROWTH FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX.



                                                  SINCE
                                                INCEPTION
INVESTOR SHARES           1 YEAR     5 YEARS    (6/9/92)
CAPITAL GROWTH FUND                      25.50%     14.46%      16.04%
S&P 500 INDEX                            33.35%     20.25%      19.65%



                                    SINCE
                                  INCEPTION
FLEX SHARES            1 YEAR     (6/1/95)
CAPITAL GROWTH FUND                27.77%      25.26%
S&P 500 INDEX                      33.35%      29.81%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.



FEES AND EXPENSES


        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES    FLEX SHARES
                                                                                       3.75%           None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None            2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."


**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                 1.15 %              1.15%
Distribution and Service (12b-1) Fees                                                     .68 %              1.00%
Other Expenses                                                                            .19 %               .25%
                                                                                       ---                 ---
Total Annual Fund Operating Expenses                                                     2.02 %              2.40%


---------------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:          1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                $     572    $     985    $    1422    $    2635
Flex Shares                    $     443    $     748    $    1280    $    2736
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                $     572    $     985    $    1422    $    2635
Flex Shares                    $     243    $     748    $    1280    $    2736


   SIMPLY SPEAKING . . .

  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.04%, .59% AND 1.82%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.04%, 1.00% AND 2.29%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

6 PROSPECTUS

INTERNATIONAL EQUITY FUND

       FUND SUMMARY


INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             Foreign common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify undervalued companies with
STRATEGY                     good fundamentals
INVESTOR PROFILE             Investors who: want an increase in the value of
                             their investment without regard to income; are
                             willing to accept the increased risks of
                             international investing for the possibility of
                             higher returns; and want exposure to a diversified
                             portfolio of international stocks



            TOP FIVE HOLDINGS
              AS OF 6/30/98*
Ing Groep......................       3.2%
Ubs Ag-Registered..............       2.6%
Novartis, Registered...........       2.5%
Bank of Ireland................       2.5%
Nestle Sa Registered...........       2.5%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

             The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, we diversify the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Our "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. Our goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.

      PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses. The periods prior to December 1995, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The periods from December 1995 to January 1996 represent the performance of Trust Shares of the Fund. Trust Shares have lower expenses than Investor and Flex Shares, which results in higher performance shown below. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.


THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. THE PERIODS FROM JANUARY 1996 TO THE PRESENT REPRESENT THE PERFORMANCE OF INVESTOR SHARES OF THE FUND. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996          21.58%
1997          13.01%


BEST QUARTER   WORST QUARTER
   12.07%          -7.80%
  (6/30/97)      (12/31/97)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 16.10%.

                                                                    PROSPECTUS 7

                                                       INTERNATIONAL EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX.



                                                               SINCE
                                                             INCEPTION
                                                   1 YEAR     (2/2/95)
INTERNATIONAL EQUITY FUND
 Investor Shares                                     8.76%     23.04%
 Flex Shares                                        10.24%     24.12%
MSCI EAFE INDEX                                     11.78%      6.47%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia, and the Far East.



FEES AND EXPENSES


        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                          INVESTOR SHARES     FLEX SHARES
                                                    3.75%        None
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)*
                                               None              2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."


**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


                                          INVESTOR SHARES     FLEX SHARES
Investment Advisory Fees                            1.25%             1.25%
Distribution and Service (12b-1) Fees                .33%             1.00%
Other Expenses                                       .34%              .34%
                                                  ---               ---
Total Annual Fund Operating Expenses                1.92%             2.59%


---------------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:          1 YEAR     3 YEARS     5 YEARS     10 YEARS
Investor Shares                    $563        $955       $1373       $2534
Flex Shares                        $462        $805       $1375       $2925

IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                    $563        $955       $1373       $2534
Flex Shares                        $262        $805       $1375       $2925


   SIMPLY SPEAKING . . .

  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.24%, .24% AND 1.83%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.24%, .95% AND 2.53%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

8 PROSPECTUS

INTERNATIONAL EQUITY INDEX FUND

       FUND SUMMARY

INVESTMENT GOAL              To provide investment results that correspond to
                             the performance of the MSCI EAFE-GDP Index
INVESTMENT FOCUS             Foreign common stocks in MSCI EAFE-GDP Index
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Statistical analysis to track the Index
STRATEGY
INVESTOR PROFILE             Aggressive investors who want exposure to foreign
                             markets and are willing to accept the increased
                             risks of foreign investing for the possibility of
                             higher returns


            TOP FIVE HOLDINGS
              AS OF 6/30/98*
Allianz........................       2.2%
Assicurazioni Generali.........       2.1%
Tim............................       1.8%
Telecom Italia Spa.............       1.4%
Daimler Benz...................       1.4%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

             The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, we choose companies included in the MSCI EAFE-GDP Index, an index of equity securities of companies located in Europe, Australia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the index, it selects a sample of stocks within the Index using a statistical process. So, the Fund will not hold all stocks included in the index.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          10.20%
1996           5.78%
1997           8.44%


BEST QUARTER   WORST QUARTER
   11.64%          -5.59%
  (6/30/97)      (12/31/97)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 23.11%.

                                                                    PROSPECTUS 9

                                                 INTERNATIONAL EQUITY INDEX FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST - GROSS DOMESTIC PRODUCT WEIGHTED (MSCI EAFE-GDP) INDEX.



                                                                           SINCE
                                                                         INCEPTION
INVESTOR SHARES                                  1 YEAR      3 YEARS      (6/6/94)
INTERNATIONAL EQUITY INDEX FUND                     4.35%         6.75%         4.80%
MSCI EAFE-GDP INDEX                                 4.35%         6.62%         5.26%



                                                               SINCE
                                                             INCEPTION
FLEX SHARES                                      1 YEAR      (6/8/95)
INTERNATIONAL EQUITY INDEX
  FUND                                               5.84%        6.75%
MSCI EAFE-GDP INDEX                                  4.35%        6.08%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia, and the Far East. The index is weighted by the gross domestic product of the various countries in the index.



FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES   FLEX SHARES
                                                                                      3.75%            None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None           2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."



**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                   .90%               .90%
Distribution and Service (12b-1) Fees                                                      .38%              1.00%
Other Expenses                                                                             .57%              1.63%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.85%              3.53%


---------------------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:         1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares                 $556       $935       $1338      $2463
Flex Shares                     $556       $1083      $1831      $3801

IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $556       $935       $1338      $2463
Flex Shares                     $356       $1083      $1831      $3801


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .77%, .12% AND 1.47%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .77%, .21% AND 2.12%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

10 PROSPECTUS

MID-CAP EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY       Moderate to high
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential at an attractive price
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow and who are willing to accept more volatility
                             for the possibility of higher returns


            TOP FIVE HOLDINGS
              AS OF 6/30/98*
U.S. Filter Corporation........       3.8%
Allied Waste Industries
  Incorporated.................       3.2%
Networks Associates
  Incorporated.................       3.1%
Men's Wearhouse................       3.1%
Harley-Davidson Incorporated...       3.0%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
             The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we choose companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $7 billion) and that have above average growth potentials at attractive prices. We evaluate companies based on their industry sectors and the market in general. The Fund maintains large holdings in the industries that appear to perform best during a given business cycle. We analyze companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. We do not consider current income in selecting investments for the Fund. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in mid-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          30.57%
1996          14.93%
1997          20.67%


BEST QUARTER   WORST QUARTER
   14.13%          -3.00%
  (9/30/97)      (3/31/97)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 6.39%.

                                                                   PROSPECTUS 11

                                                             MID-CAP EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P MIDCAP 400 INDEX.


                                                                        SINCE
                                                                      INCEPTION
INVESTOR SHARES                                 1 YEAR     3 YEARS    (2/1/94)
MID-CAP EQUITY FUND                               16.15%     20.34%      14.61%
S&P MIDCAP 400 INDEX                              32.23%     27.32%      19.20%



                                                             SINCE
                                                           INCEPTION
FLEX SHARES                                     1 YEAR     (6/5/95)
MID-CAP EQUITY FUND                            17.92%         19.01%
S&P MIDCAP 400 INDEX                           32.23%         27.23%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap 400 Index is a widely recognized index of 400 U.S. mid-cap common stocks chosen for market size, liquidity, and industry group representation.



FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES    FLEX SHARES
                                                                                       3.75%           None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None            2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."



**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                  1.15%              1.15%
Distribution and Service (12b-1) Fees                                                      .43%              1.00%
Other Expenses                                                                             .27%               .33%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.85%              2.48%


---------------------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:          1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                $     556    $     935    $    1338    $    2463
Flex Shares                    $     451    $     773    $    1321    $    2816

IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                $     556    $     935    $    1338    $    2463
Flex Shares                    $     251    $     773    $    1321    $    2816


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.04%, .31% AND 1.62%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.04%, .85% AND 2.22%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

12 PROSPECTUS


SMALL CAP EQUITY FUND


       FUND SUMMARY

INVESTMENT GOALS
 PRIMARY                     Capital appreciation
 SECONDARY                   Current income
INVESTMENT FOCUS             U.S. small-cap common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify undervalued small-cap stocks
STRATEGY
INVESTOR PROFILE             Investors who primarily want the value of their
                             investment to grow, but want to receive some income
                             from their investment


            TOP FIVE HOLDINGS
              AS OF 6/30/98*
Norrell Corporation............       3.1%
Regal Beloit Corporation.......       2.9%
Harman International...........       2.6%
Texas Industries Inc...........       2.5%
Sotheby's Holdings
  Incorporated-
    Class A....................       2.3%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY
             The Small Cap Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, we choose common stocks of small sized companies (i.e., companies with market capitalizations under $1 billion) that we believe are undervalued in the market.
       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in small-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The periods from January 1997 to June 1997 represent the performance of Trust Shares of the Fund. The periods from June 1997 to the present represent the performance of Flex Shares of the Fund. Trust Shares have lower expenses than Flex Shares, which results in higher performance shown below. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          30.99%
1996          34.25%
1997          31.79%


BEST QUARTER   WORST QUARTER
   14.91%          -2.39%
  (6/30/97)      (12/31/97)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS -.59%.

                                                                   PROSPECTUS 13


                                                           SMALL CAP EQUITY FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX.



                                                                SINCE
                                                              INCEPTION
                                        1 YEAR     3 YEARS    (8/31/94)
SMALL CAP EQUITY FUND                     29.79%     32.34%      10.96%
FRANK RUSSELL 2000 SMALL STOCK INDEX      22.36%     22.34%      21.05%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.



FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 FLEX SHARES
                                                                                     None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
                                                                                    2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*



*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


                                                                                 FLEX SHARES
Investment Advisory Fees                                                                1.15%
Distribution and Service (12b-1) Fees                                                   1.00%
Other Expenses                                                                           .40%
                                                                                         ---
Total Annual Fund Operating Expenses                                                    2.55%


---------------------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:          1 YEAR       3 YEARS      5 YEARS     10 YEARS
Flex Shares                    $     458    $     793    $    1355    $    2885

IF YOU DO NOT SELL YOUR
SHARES:
Flex Shares                    $     258    $     793    $    1355    $    2885


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE 1.05%, .82% AND 2.27%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

14 PROSPECTUS


SMALL CAP GROWTH STOCK FUND
     (AVAILABLE FOR PURCHASE ON
OCTOBER 7, 1998)


       FUND SUMMARY


INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             U.S. small-cap common stocks of growth companies
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Identifies small-cap companies with above-average growth potential
STRATEGY
INVESTOR PROFILE             Investors who want the value of their investment to grow, but who do not need current income



         INVESTMENT STRATEGY


             The Small Cap Growth Fund invests primarily in U.S. companies that demonstrate above-average growth potential. We invest in companies with an established operating history and a solid balance sheet. In selecting investments for the Fund, we choose companies with market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transactions costs and additional capital gains taxes.



       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


The Fund invests primarily in common stocks of smaller U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small- or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of large, more established companies.

                                                                   PROSPECTUS 15


                                                     SMALL CAP GROWTH STOCK FUND
                                     (AVAILABLE FOR PURCHASE ON OCTOBER 7, 1998)



FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                   FLEX SHARES
                                                                                        None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)

                                                                                        2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*



*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


                                                                                   FLEX SHARES

Investment Advisory Fees                                                                1.15%
Distribution and Service (12b-1) Fees                                                   1.00%
Other Expenses*                                                                          .25%
                                                                                         ---
Total Annual Fund Operating Expenses                                                    2.40%



* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.


--------------------------------------------------------


EXAMPLE

--------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



IF YOU SELL YOUR SHARES AT THE END OF THE
PERIOD:                                          1 YEAR       3 YEARS
Flex Shares                                            $     443    $     748
IF YOU DO NOT SELL YOUR SHARES:
Flex Shares                                            $     243    $     748


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 2.25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

16 PROSPECTUS

SUNBELT EQUITY FUND

       FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             Southern U.S. common stocks
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Attempts to identify companies with positive
STRATEGY                     earnings trends
INVESTOR PROFILE             Aggressive investors with long-term investment
                             goals who are willing to accept higher volatility
                             for the possibility of higher returns


            TOP FIVE HOLDINGS
              AS OF 6/30/98*
Hunt J B Transportation
  Services Inc.................       3.0%
Fairfield Communities
  Incorporated.................       2.6%
PMT Services, Incorporated.....       2.3%
Stone Energy Corporation.......       2.0%
SCB Computer Technology,
  Incorporated.................       1.9%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

             The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S. These companies are headquartered and/or conduct a substantial portion of their business in the southern region of /the U.S., which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. Our investment strategy is based on the belief that a portfolio of companies in this region with positive earnings trends will generate above average returns over time. This focus on favorable earnings characteristics is the cornerstone of our philosophy. We do not consider current income in selecting investments for the Fund.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in southern U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Because the Fund focuses its investments in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses. The periods prior to January 1994, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Investor Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. THE PERIODS FROM JANUARY 1994 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE INVESTOR SHARES OF THE FUND. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993          21.80%
1994          -5.20%
1988          24.37%
1989          25.19%
1990          -5.28%
1991          49.14%
1992          18.13%
1993          21.80%
1994          -5.20%
1995          23.99%
1996          17.80%
1997          20.79%


BEST QUARTER   WORST QUARTER
   21.67%         -19.18%
  (3/31/91)      (12/31/87)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 5.75%.

                                                                   PROSPECTUS 17

                                                             SUNBELT EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE FRANK RUSSELL 2000 GROWTH INDEX AND THE S&P SMALLCAP 600 INDEX.



                                                                      SINCE
                                                                    INCEPTION
                            1 YEAR       5 YEARS      10 YEARS      (12/1/80)
SUNBELT EQUITY FUND
  Investor Shares             16.25%       14.41%        17.69%        12.67%
  Flex Shares*                18.04%       15.27%        18.49%        20.60%
FRANK RUSSELL 2000
  GROWTH INDEX                12.95%       12.74%        13.49%         8.11%
S&P SMALLCAP 600 INDEX        25.49%       17.48%        15.37%         9.35%


*THE PERIODS FROM JANUARY 1994 TO JUNE 1995 REPRESENT THE PERFORMANCE OF INVESTOR SHARES OF THE FUND.

   SIMPLY SPEAKING . . .
          WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized index of the 2,000 largest U.S. companies with higher growth rates. The S&P SmallCap 600 Index is a widely recognized index of 600 U.S. small cap stocks.



FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES   FLEX SHARES
                                                                                      3.75%            None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None           2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."



**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                  1.15%              1.15%
Distribution and Service (12b-1) Fees                                                      .43%              1.00%
Other Expenses                                                                             .29%               .44%
                                                                                           ---                ---
Total Annual Fund Operating Expenses                                                      1.87%              2.59%


---------------------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                 1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares                     $558       $941       $1348      $2483
Flex Shares                         $462       $805       $1375      $2925
IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                     $558       $941       $1348      $2483
Flex Shares                         $262       $805       $1375      $2925


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.04%, .29% AND 1.62%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.04%, .74% AND 2.22%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

18 PROSPECTUS


TAX SENSITIVE GROWTH STOCK FUND
        (AVAILABLE FOR PURCHASE ON
DECEMBER 15, 1998)


       FUND SUMMARY


INVESTMENT GOAL              Long-term capital growth, with nominal dividend income
INVESTMENT FOCUS             U.S. common stocks of growth companies
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies that have above-average growth potential and uses a low
STRATEGY                     portfolio turnover strategy to reduce capital gains distributions.
INVESTOR PROFILE             Taxable investors who want to increase the value of their investment while minimizing taxable capital gains distributions.



         INVESTMENT STRATEGY


             The Tax Sensitive Growth Stock Fund primarily invests in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies. We invest the Fund's assets across all market capitalizations.


We attempt to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.


       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?


The Fund primarily invests in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund may invest in small-cap companies. These companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of larger, more established companies.



      PERFORMANCE INFORMATION


        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to October 1998, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Flex shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.


THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996          19.75%
1997          27.31%


BEST QUARTER   WORST QUARTER
   17.78%          -0.35%
  (6/30/97)      (12/31/97)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 13.88%.

                                                                   PROSPECTUS 19


                                                 TAX SENSITIVE GROWTH STOCK FUND
                                   (AVAILABLE FOR PURCHASE ON DECEMBER 15, 1998)



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX AND THE LIPPER GROWTH AND INCOME FUNDS INDEX.



                                                                  SINCE
                                                                INCEPTION
                                                   1 YEAR      (12/31/95)
TAX SENSITIVE GROWTH STOCK FUND                      25.31%        23.48%
S&P 500 INDEX                                        33.35%        28.04%
LIPPER GROWTH AND INCOME FUNDS INDEX                 26.96%        23.78%



   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lipper Growth and Income Funds Index is a widely recognized composite of mutual funds that have growth-of-earnings orientations and income requirements for level and/or rising dividends.



FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                  FLEX SHARES
                                                                                     None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
                                                                                       2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*



*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.


--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------------------------------------


                                                                                 FLEX SHARES
Investment Advisory Fees                                                                1.15%
Distribution and Service (12b-1) Fees                                                   1.00%
Other Expenses*                                                                          .25%
                                                                                         ---
Total Annual Fund Operating Expenses                                                    2.40%
*OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.


---------------------------------------------------------------


EXAMPLE

--------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:          1 YEAR     3 YEARS
Flex Shares                                                   $443        $748
IF YOU DO NOT SELL YOUR SHARES:
Flex Shares                                                   $243        $748


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING
  EXPENSES ARE 1.00% AND 2.25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

20 PROSPECTUS

VALUE INCOME STOCK FUND

       FUND SUMMARY

INVESTMENT GOALS
 PRIMARY                     Current income
 SECONDARY                   Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Attempts to identify high dividend-paying,
STRATEGY                     undervalued stocks
INVESTOR PROFILE             Investors who are looking for current income and
                             capital appreciation with less volatility than the
                             average stock fund


            TOP FIVE HOLDINGS
              AS OF 6/30/98*
Pharmacia & Upjohn
  Incorporated.................       2.5%
Ameritech Corporation..........       2.4%
Baxter International
  Incorporated.................       2.3%
Unocal Corporation.............       2.3%
Kimberly-Clark Corporation.....       2.3%
* HOLDINGS MAY VARY


         INVESTMENT STRATEGY

             The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we primarily choose companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. We focus on high dividend-paying stocks that trade below their historical value. Our "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

       WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, common stocks held by the Fund may stop paying dividends or pay less in dividends than we expected.

      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses. The periods prior to February 1993, when the Fund began operating, represent the performance of the Advisor's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Investor Shares of the Fund. The Advisor's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.


THIS BAR CHART SHOWS CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. THE PERIODS FROM FEBRUARY 1993 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE FUND'S INVESTOR SHARES. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990          -4.93%
1991          39.30%
1992          20.05%
1993          10.86%
1994           2.87%
1995          35.50%
1996          19.06%
1997          26.57%


BEST QUARTER   WORST QUARTER
   18.56%         -14.86%
  (3/31/91)      (9/30/90)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 7.56%.

                                                                   PROSPECTUS 21

                                                         VALUE INCOME STOCK FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P/BARRA VALUE INDEX.



                                                                        SINCE
                                                                      INCEPTION
                                            1 YEAR       5 YEARS     (10/31/89)
VALUE INCOME STOCK FUND
  Investor Shares                             21.80%       17.52%        18.69%
  Flex Shares*                                23.65%       18.22%        23.28%
S&P/BARRA VALUE INDEX                         29.98%       20.68%        15.43%


* THE PERIODS FROM FEBRUARY 1993 TO JUNE 1995 REPRESENT THE PERFORMANCE OF INVESTOR SHARES OF THE FUND.


   SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/BARRA Value Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios.



FEES AND EXPENSES



        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES

--------------------------------------------------------------------------------


                                                                                       INVESTOR SHARES      FLEX SHARES
                                                                                              3.75%            None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                            None                 2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**



*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."



**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


                                                                                     INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                       .80%               .80%
Distribution and Service (12b-1) Fees                                                          .33%              1.00%
Other Expenses                                                                                 .19%               .22%
                                                                                               ---                ---
Total Annual Fund Operating Expenses                                                          1.32%              2.02%


---------------------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:         1 YEAR     3 YEARS    5 YEARS   10 YEARS
Investor Shares                 $504       $778       $1071      $1906
Flex Shares                     $405       $634       $1088      $2348

IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                 $504       $778       $1071      $1906
Flex Shares                     $205       $634       $1088      $2348


   SIMPLY SPEAKING . . .


  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

22 PROSPECTUS


EACH FUND'S PRINCIPAL INVESTMENTS



     FUND INVESTMENTS


       THE TABLE BELOW SHOWS EACH FUND'S PRINCIPAL INVESTMENTS. IN OTHER WORDS, THE TABLE DESCRIBES THE TYPE OR TYPES OF INVESTMENTS THAT WE BELIEVE WILL MOST LIKELY HELP EACH FUND ACHIEVE ITS INVESTMENT GOAL.

                            BALANCED    CAPITAL   INTERNATIONAL  INTERNATIONAL   MID-CAP   SMALL CAP    SMALL CAP    SUNBELT
                              FUND      GROWTH     EQUITY FUND   EQUITY INDEX    EQUITY      EQUITY      GROWTH      EQUITY
                                         FUND                        FUND         FUND        FUND     STOCK FUND     FUND
-----------------------------------------------------------------------------------------------------------------------------
Bonds                           X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Stocks                     X          X                                        X          X            X           X
-----------------------------------------------------------------------------------------------------------------------------
Foreign Stocks                                          X              X
-----------------------------------------------------------------------------------------------------------------------------

                            TAX SENSITIVE  VALUE INCOME
                            GROWTH STOCK    STOCK FUND
                                FUND
--------------------------
Bonds
--------------------------
U.S. Stocks                       X              X
--------------------------
Foreign Stocks
--------------------------



Each Fund may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.



The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.


        INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.


STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Capital Growth, Value Income Stock, Small Cap Equity, Mid-Cap Equity, Balanced, and International Equity Funds. As of May 31, 1998, STI Capital had approximately $11.7 billion in assets under management. For the fiscal year ended May 31, 1998, STI Capital received advisory fees of:



BALANCED FUND............................       .83%
CAPITAL GROWTH FUND......................      1.04%
INTERNATIONAL EQUITY FUND................      1.24%
MID-CAP EQUITY FUND......................      1.04%
SMALL CAP EQUITY FUND....................      1.05%
VALUE INCOME STOCK FUND..................       .80%



Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Small Cap Growth Stock, Sunbelt Equity and Tax Sensitive Growth Stock Funds. As of May 31, 1998, Trusco had approximately $22 billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of 1.04% for the Sunbelt Equity Fund. The Small Cap Growth Stock and Tax Sensitive Growth Stock Funds had not commenced operations as of May 31, 1998.



STI and Trusco co-manage the International Equity Index Fund. For the fiscal year ended May 31, 1998, STI and Trusco received and shared advisory fees of
 .77% for the Fund.


The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS


Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Growth Fund since it began operating in June 1992. He has more than 30 years of investment experience.



Mr. Mills Riddick, CFA, has served as Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. He has more than 15 years of investment experience, and has been a portfolio manager at STI since 1989. Prior to joining STI, Mr. Riddick served as a broker with Drexel Burnham Lambert.



Mr. Brett Barner, CFA, has served as Vice President of STI since 1994. He has managed the Small Cap Equity

                                                                   PROSPECTUS 23


                                               EACH FUND'S PRINCIPAL INVESTMENTS

Fund since it began operating in January 1997. He has more than 10 years of investment experience and has been a portfolio manager with STI since 1990. Prior to joining STI, Mr. Barner served as a consultant with Drexel Burnham Lambert and Shearson Lehman Brothers.

Mr. Elliott A. Perny has served as Senior Executive Vice President of STI since September 1992. He has managed the Mid-Cap Equity Fund since October 1996. He has more than 25 years of investment experience, and has served as a portfolio manager at STI since 1991. Prior to joining STI, Mr. Perny served as a portfolio manager at Florida National Bank and Atlantic Bank.

The Balanced Fund is co-managed by Mr. Anthony R. Gray and Mr. L. Earl Denney, CFA. Mr. Gray manages the equity portion of the Fund. Mr. Denney, CFA, has served as Senior Vice President of STI since 1983, has more than 20 years of investment experience. Prior to joining STI, Mr. Denney served as a fixed income portfolio manager with American National Bank.

Mr. James Foster has served as Vice President of Trusco since 1989. He has managed the Sunbelt Equity Fund since it began operating in January 1994. He has more than 27 years of investment experience.


Mr. Ned Dau has served as Managing Director of STI since 1997. He has managed the International Equity Fund since May 1997. He has more than 6 years of investment experience. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997 and for the Principal Financial Group from 1992 to 1995.



Mr. Mark D. Garfinkel, CFA, has served as a portfolio manager at Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 10 years of investment experience and has been a portfolio manager with SunTrust Banks or an affiliate since 1990.



Mr. Jonathan Mote, CFA, CFD, has served as a portfolio manager at Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. He has more than 13 years of investment experience. Prior to joining Trusco, Mr. Mote served as a portfolio manager with SunTrust Banks or an affiliate.


          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase Investor and Flex Shares directly from us by:
- mail
- telephone
- wire
- direct deposit, or
- Automated Clearing House (ACH).

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order plus, in the case of Investor Shares, the applicable front-end sales charge. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

  SIMPLY SPEAKING . . .


  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS
  If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.


HOW WE CALCULATE NAV

In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

MINIMUM PURCHASES

To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund ($2,000 for retirement plans). To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. We may accept investments of smaller amounts, for either class of shares, at our discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call us at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES
FRONT-END SALES CHARGES - INVESTOR SHARES

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                             YOUR SALES CHARGE
                              AS A PERCENTAGE    YOUR SALES CHARGE
                                    OF          AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:        OFFERING PRICE    YOUR NET INVESTMENT
-------------------------------------------------------------------
LESS THAN $100,000                   3.75%                3.90%

$100,000 BUT LESS
THAN $250,000                        3.25%                3.36%

$250,000 BUT LESS
THAN $1,000,000                      2.50%                2.56%

$1,000,000 AND OVER                  1.50%                1.52%

                                                                   PROSPECTUS 25

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

WAIVER OF FRONT-END SALES CHARGE -
INVESTOR SHARES
The front-end sales charge will be waived on Investor Shares purchased: (1) through reinvestment of dividends and distributions; (2) through a SunTrust Securities, Inc. asset allocation account; (3) by persons repurchasing shares they redeemed within the last 60 days (see Repurchase of Investor Shares); (4) by employees, and members of their immediate family, of SunTrust and its affiliates; (5) by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust; (6) by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or (7) through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge.

REPURCHASE OF INVESTOR SHARES
You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 60 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - INVESTOR SHARES
RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. We will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. We will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). We may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. We will only consider the value of Investor Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. As a result, neither Investor Shares of the Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 3.75% of the total

26 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, we will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES - FLEX SHARES

You do not pay a front-end sales charge when you purchase Flex Shares. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The sales charge does not apply to Flex Shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.


The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons: (1) to make certain withdrawals from a retirement plan (not including IRAs); (2) because of death or disability; or (3) for certain payments under the Systematic Withdrawal Plan (which is discussed below).

  SIMPLY SPEAKING . . .

  OFFERING PRICE OF FUND SHARES
  The offering price of Investor Shares is the NAV next calculated after we receive your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after we receive your request less, in the case of Flex Shares, any applicable deferred sales charge.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

                                                                   PROSPECTUS 27

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY
Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

  SIMPLY SPEAKING . . .

  EXCHANGES
  When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will based on the NAV next calculated after we receive your exchange request.

INVESTOR SHARES
You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

28 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

FLEX SHARES
You may exchange Flex Shares of any Fund for Flex Shares of any other Fund, or for Investor Shares of the Money Market Funds. No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase. If you exchange Flex Shares for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.

                                                                   PROSPECTUS 29

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Investor and Flex Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. As of May 31, 1998, the Small Cap Growth Stock and Tax Sensitive Growth Stock Funds had not commenced operations.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.


  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                                  NET
                                                                REALIZED
                                                                  AND
                                                               UNREALIZED                DISTRIBUTIONS
                                     NET ASSET       NET         GAINS      DISTRIBUTIONS    FROM
                                       VALUE      INVESTMENT    (LOSSES)     FROM NET     REALIZED    NET ASSET
                                     BEGINNING      INCOME         ON       INVESTMENT    CAPITAL     VALUE END      TOTAL
                                     OF PERIOD      (LOSS)     INVESTMENTS    INCOME       GAINS      OF PERIOD    RETURN (A)
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
-------------
BALANCED FUND
-------------
  Investor Shares
    1998...........................     $11.99       $ 0.28       $ 2.19       $(0.29)      $(1.03)      $13.14        21.72%
    1997...........................      11.60         0.29         1.48        (0.29)       (1.09)       11.99        16.27
    1996...........................      10.30         0.30         1.41        (0.30)       (0.11)       11.60        16.88
    1995...........................       9.79         0.28         0.51        (0.28)          --        10.30         8.29
    1994(1)........................      10.00         0.03        (0.24)          --           --         9.79        (2.10)**
  Flex Shares
    1998...........................     $11.90       $ 0.20       $ 2.16       $(0.21)      $(1.03)      $13.02        20.85%
    1997...........................      11.53         0.22         1.45        (0.21)       (1.09)       11.90        15.40
    1996(2)........................      10.36         0.24         1.29        (0.25)       (0.11)       11.53        15.58*
--------------------
CAPITAL GROWTH FUND
--------------------
  Investor Shares
    1998...........................     $15.06       $(0.01)      $ 3.95       $   --       $(2.57)      $16.43        28.71%
    1997...........................      14.89         0.03         3.10        (0.02)       (2.94)       15.06        23.74
    1996...........................      12.17         0.03         3.32        (0.04)       (0.59)       14.89        28.18
    1995...........................      11.98         0.09         0.57        (0.07)       (0.40)       12.17         5.93
    1994...........................      11.93         0.09         0.31        (0.09)       (0.26)       11.98         3.26
  Flex Shares
    1998...........................     $14.96       $(0.04)      $ 3.87       $   --       $(2.57)      $16.22        28.12%
    1997...........................      14.84        (0.01)        3.07           --        (2.94)       14.96        23.24
    1996(3)........................      12.20         0.02         3.26        (0.05)       (0.59)       14.84        27.48*
------------------------
INTERNATIONAL EQUITY FUND
------------------------
  Investor Shares
    1998...........................     $13.58       $ 0.02       $ 2.64       $   --       $(1.32)      $14.92        21.39%
    1997...........................      11.38        (0.01)        2.56           --        (0.35)       13.58        22.85
    1996(4)........................      10.44         0.04         0.90           --           --        11.38         9.00**
  Flex Shares
    1998...........................     $13.47       $ 0.07       $ 2.46       $   --       $(1.32)      $14.68        20.54%
    1997...........................      11.37        (0.04)        2.49           --        (0.35)       13.47        21.98
    1996(4)........................      10.44         0.02         0.91           --           --        11.37         8.91**
------------------------------
INTERNATIONAL EQUITY INDEX FUND
------------------------------
  Investor Shares
    1998...........................     $11.26       $ 0.16       $ 2.53       $(0.07)      $(0.68)      $13.20        25.25%
    1997...........................      10.88         0.03         0.72        (0.07)       (0.30)       11.26         7.12
    1996...........................      10.20         0.05         0.85        (0.13)       (0.09)       10.88         8.90
    1995(5)........................      10.00         0.05         0.17        (0.01)       (0.01)       10.20         2.18**
  Flex Shares
    1998...........................     $11.24       $ 0.17       $ 2.44       $   --       $(0.68)      $13.17        24.50%
    1997...........................      10.87        (0.05)        0.72           --        (0.30)       11.24         6.41
    1996(6)........................      10.24           --         0.82        (0.10)       (0.09)       10.87         8.32**

                                                                                                  RATIO OF NET
                                                                    RATIO OF       RATIO OF        INVESTMENT
                                                                      NET        EXPENSES TO     INCOME (LOSS)
                                                                   INVESTMENT    AVERAGE NET     TO AVERAGE NET
                                                      RATIO OF       INCOME         ASSETS           ASSETS
                                      NET ASSETS    EXPENSES TO    (LOSS) TO      (EXCLUDING       (EXCLUDING     PORTFOLIO
                                        END OF      AVERAGE NET     AVERAGE      WAIVERS AND      WAIVERS AND     TURNOVER
                                     PERIOD (000)      ASSETS      NET ASSETS   REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
                                     ------------   ------------   ----------   --------------   --------------   --------
-------------
BALANCED FUND
-------------
  Investor Shares
    1998...........................     $  8,313           1.26%        2.21%            1.59%            1.88%       154%
    1997...........................        6,012           1.25         2.58             1.64             2.19        197
    1996...........................        4,896           1.25         2.70             1.89             2.06        155
    1995...........................        3,765           1.25         3.17             1.80             2.62        157
    1994(1)........................        2,311           1.25*        2.46*            4.91*           (1.20)*      106
  Flex Shares
    1998...........................     $ 27,625           2.02%        1.41%            2.23%            1.20%       154%
    1997...........................        6,067           2.01         1.84             2.45             1.40        197
    1996(2)........................        3,131           2.00*        1.85*            2.97*            0.88*       155
--------------------
CAPITAL GROWTH FUND
--------------------
  Investor Shares
    1998...........................     $271,044           1.81%       (0.03%)           2.01%           (0.23%)      194%
    1997...........................      218,660           1.80         0.19             2.02            (0.03)       141
    1996...........................      191,078           1.80         0.24             2.08            (0.04)       156
    1995...........................      160,875           1.80         0.73             2.10             0.43        128
    1994...........................      170,795           1.80         0.64             2.11             0.33        124
  Flex Shares
    1998...........................     $106,670           2.26%       (0.46%)           2.37%           (0.57%)      194%
    1997...........................       36,753           2.27        (0.29)            2.43            (0.45)       141
    1996(3)........................       10,969           2.27*       (0.29)*           2.68*           (0.70)*      156
------------------------
INTERNATIONAL EQUITY FUND
------------------------
  Investor Shares
    1998...........................     $ 17,383           1.82%        0.24%            1.91%            0.15%       108%
    1997...........................       10,674           1.81         0.18             2.05            (0.06)       139
    1996(4)........................        3,448           1.81*        1.73*            3.14*            0.40*       113
  Flex Shares
    1998...........................     $ 21,164           2.52%       (0.46%)           2.58%           (0.52%)      108%
    1997...........................        8,375           2.51        (0.27)            3.03            (0.79)       139
    1996(4)........................          953           2.51*        1.08*            5.86*           (2.27)*      113
------------------------------
INTERNATIONAL EQUITY INDEX FUND
------------------------------
  Investor Shares
    1998...........................     $  7,141           1.46%        0.50%            1.84%            0.12%         1%
    1997...........................        5,592           1.45         0.28             1.88            (0.15)         2
    1996...........................        5,597           1.45         0.48             2.06            (0.13)        30
    1995(5)........................        3,960           1.45*        0.67*            2.44*           (0.32)*       10
  Flex Shares
    1998...........................     $  1,469           2.11%       (0.03%)           3.52%           (1.44%)        1%
    1997...........................          900           2.10        (0.39)            3.69            (1.98)         2
    1996(6)........................          917           2.10*       (0.24)*           4.14*           (2.28)*       30



*   Annualized.


**  Return is for period indicated and has not been annualized.


(1)  Commenced operations on January 4, 1994.


(2)  Commenced operations on June 14, 1995.

30 PROSPECTUS

HISTORICAL FINANCIAL INFORMATION


(3)  Commenced operations on June 1, 1995.


(4)  Commenced operations on January 2, 1996.


(5)  Commenced operations on June 6, 1994.


(6)  Commenced operations on June 8, 1995.


(A)  Total return figures do not reflect applicable sales loads.


                                                                  NET
                                                                REALIZED
                                                                  AND
                                                               UNREALIZED                DISTRIBUTIONS
                                     NET ASSET       NET         GAINS      DISTRIBUTIONS    FROM
                                       VALUE      INVESTMENT    (LOSSES)     FROM NET     REALIZED    NET ASSET
                                     BEGINNING      INCOME         ON       INVESTMENT    CAPITAL     VALUE END      TOTAL
                                     OF PERIOD      (LOSS)     INVESTMENTS    INCOME       GAINS      OF PERIOD    RETURN (A)
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
-----------------------
MID-CAP EQUITY FUND (B)
-----------------------
  Investor Shares
    1998...........................     $13.17       $(0.03)      $ 2.49       $   --       $(1.96)      $13.67        20.56%
    1997...........................      12.74        (0.03)        1.69        (0.01)       (1.22)       13.17        13.76
    1996...........................      10.99         0.03         2.62        (0.03)       (0.87)       12.74        24.93
    1995...........................       9.84         0.03         1.15        (0.03)          --        10.99        11.96
    1994(7)........................      10.00         0.01        (0.17)          --           --         9.84        (1.60)**
  Flex Shares
    1998...........................     $13.04       $(0.04)      $ 2.38       $   --       $(1.96)      $13.42        19.80%
    1997...........................      12.69        (0.07)        1.64           --        (1.22)       13.04        13.06
    1996(8)........................      11.13           --         2.45        (0.02)       (0.87)       12.69        23.00*
---------------------
SMALL CAP EQUITY FUND
---------------------
  Flex Shares
    1998(9)........................     $11.28       $ 0.03       $ 2.17       $(0.06)      $(0.62)      $12.80        22.29%**
-------------------
SUNBELT EQUITY FUND
-------------------
  Investor Shares
    1998...........................     $13.06       $(0.07)      $ 2.98       $   --       $(1.20)      $14.77        23.25%
    1997...........................      13.95        (0.14)        0.24           --        (0.99)       13.06         1.05
    1996...........................       9.96        (0.11)        4.30           --        (0.20)       13.95         2.58
    1995...........................       9.69        (0.05)        0.36           --        (0.04)        9.96         3.20
    1994(10).......................      10.00        (0.02)       (0.29)          --           --         9.69        (3.10)**
  Flex Shares
    1998...........................     $13.00       $(0.09)      $ 2.89       $   --       $(1.20)      $14.60        22.48
    1997...........................      13.97        (0.14)        0.16           --        (0.99)       13.00         0.46
    1996(8)........................      10.20        (0.07)        4.04           --        (0.20)       13.97        39.86*
------------------------
VALUE INCOME STOCK FUND
------------------------
  Investor Shares
    1998...........................     $13.68       $ 0.20       $ 2.62       $(0.21)      $(2.42)      $13.87        22.71%
    1997...........................      13.13         0.25         2.32        (0.26)       (1.76)       13.68        21.69
    1996...........................      11.58         0.30         2.71        (0.30)       (1.16)       13.13        27.39
    1995...........................      10.52         0.28         1.56        (0.27)       (0.51)       11.58        18.71
    1994...........................      10.23         0.26         0.67        (0.27)       (0.37)       10.52         9.27
  Flex Shares
    1998...........................     $13.61       $ 0.12       $ 2.57       $(0.13)      $(2.42)      $13.75        21.76%
    1997...........................      13.08         0.18         2.29        (0.18)       (1.76)       13.61        20.91
    1996(11).......................      11.59         0.26         2.65        (0.26)       (1.16)       13.08        26.52*

                                                                                                RATIO OF NET
                                                                  RATIO OF       RATIO OF        INVESTMENT
                                                                    NET        EXPENSES TO     INCOME (LOSS)
                                                                 INVESTMENT    AVERAGE NET     TO AVERAGE NET
                                                     RATIO OF      INCOME         ASSETS           ASSETS
                                      NET ASSETS     EXPENSES    (LOSS) TO      (EXCLUDING       (EXCLUDING     PORTFOLIO
                                        END OF      TO AVERAGE    AVERAGE      WAIVERS AND      WAIVERS AND      TURNOVER
                                     PERIOD (000)   NET ASSETS   NET ASSETS   REIMBURSEMENTS)  REIMBURSEMENTS)     RATE
                                     ------------   ----------   ----------   --------------   --------------   ----------
-----------------------
MID-CAP EQUITY FUND (B)
-----------------------
  Investor Shares
    1998...........................     $ 24,930         1.61%       (0.75%)           1.84%           (0.98%)        129%
    1997...........................       20,245         1.60        (0.21)            1.85            (0.46)         152
    1996...........................       17,971         1.60         0.25             1.96            (0.11)         116
    1995...........................        7,345         1.60         0.43             2.27            (0.24)          66
    1994(7)........................        3,004         1.60*        0.74*            4.60*           (2.26)*          8
  Flex Shares
    1998...........................     $ 19,042         2.21%       (1.37%)           2.47%           (1.63%)        129%
    1997...........................       10,120         2.20        (0.85)            2.58            (1.23)         152
    1996(8)........................        5,029         2.20*       (0.37)*           3.04*           (1.21)*        116
---------------------
SMALL CAP EQUITY FUND
---------------------
  Flex Shares
    1998(9)........................     $ 40,613         2.06%*       0.01%*           2.35%*          (0.28%)*        55%
-------------------
SUNBELT EQUITY FUND
-------------------
  Investor Shares
    1998...........................     $ 30,860         1.61%       (1.35%)           1.86%           (1.60%)         70%
    1997...........................       28,095         1.60        (1.10)            1.84            (1.34)          72
    1996...........................       29,002         1.60        (0.79)            1.93            (1.12)*        106
    1995...........................       22,180         1.60        (0.57)            1.98            (0.95)          80
    1994(10).......................       16,077         1.60*       (0.63)*           2.04*           (1.07)*         21
  Flex Shares
    1998...........................     $  8,070         2.21%       (1.96%)           2.58%           (2.33%)         70%
    1997...........................        5,689         2.20        (1.72)            2.69            (2.21)          72
    1996(8)........................        2,705         2.20*       (1.43)*           3.62*           (2.85)*        106
------------------------
VALUE INCOME STOCK FUND
------------------------
  Investor Shares
    1998...........................     $210,591         1.27%        1.47%            1.27%            1.47%          99%
    1997...........................      165,999         1.30         2.01             1.31             2.00          105
    1996...........................      130,597         1.30         2.47             1.37             2.40          134
    1995...........................       92,256         1.30         2.80             1.41             2.69          126
    1994...........................       60,589         1.25         2.80             1.44             2.61          149
  Flex Shares
    1998...........................     $180,530         2.01%        0.78%            2.01%            0.78%          99%
    1997...........................       73,466         2.00         1.33             2.03             1.30          105
    1996(11).......................       26,298         2.00*        1.72*            2.15*            1.57*         134



*    Annualized.


**   Return is for the period indicated and has not been annualized.


(7)   Commenced operations on February 1, 1994.


(8)   Commenced operations on June 5, 1995.


(9)   Commenced operations on June 5, 1997.


(10)  Commenced operations on January 4, 1994.


(11)  Commenced operations on June 1, 1995.


(A)  Total return figures do not reflect applicable sales loads.


(B) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.

                                                                   PROSPECTUS 31

                                                 HOW FUND SHARES ARE DISTRIBUTED

DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, maximum distribution fees, as a percentage of average daily net assets, are as follows:



Balanced Fund                              .28%
Capital Growth Fund                        .68%
International Equity Fund                  .33%
International Equity Index Fund            .38%
Mid-Cap Equity Fund                        .43%
Sunbelt Equity Fund                        .43%
Value Income Stock Fund                    .33%



For Flex Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

32 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income quarterly, except the International Equity and International Equity Index Funds. These Funds distribute income annually. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:

Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.


BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares of the Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.


           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  PRIME QUALITY MONEY MARKET FUND
        4  TAX-EXEMPT MONEY MARKET FUND
        6  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
        8  EACH FUND'S PRINCIPAL INVESTMENTS
        8  THE ADVISOR
        9  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       12  HISTORICAL FINANCIAL INFORMATION ABOUT EACH FUND
       13  HOW FUND SHARES ARE DISTRIBUTED
       14  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS

       14  TAXES
           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------


       FUND SUMMARY
       INVESTMENT STRATEGY
       WHAT ARE THE RISKS OF INVESTING?
       PERFORMANCE INFORMATION
       WHAT IS AN INDEX?

       FUND EXPENSES
       FUND INVESTMENTS
       INVESTMENT ADVISOR
       PURCHASING FUND SHARES



--------------------------------------------------------------------------------

OCTOBER 1, 1998

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.


Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.



The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

2 PROSPECTUS

PRIME QUALITY MONEY MARKET FUND

       FUND SUMMARY


INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             Money market instruments
PRINCIPAL INVESTMENT         Attempts to identify money market instruments with the most attractive risk/return
STRATEGY                     trade-off
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment


         INVESTMENT STRATEGY
            The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, we try to increase income without adding undue risk. We analyze maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off.
       MONEY MARKET FUNDS

         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.


      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           2.60%
1994           3.60%
1995           5.30%
1996           4.82%
1997           4.97%


BEST QUARTER   WORST QUARTER
    1.33%           .64%
  (6/30/95)      (6/30/93)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.47%.

                                                                    PROSPECTUS 3

                                                 PRIME QUALITY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE FIRST TIER AVERAGE.


                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (6/8/92)
PRIME QUALITY
  MONEY MARKET FUND                           4.97%        4.25%         4.11%
IBC/DONOGHUE
  FIRST TIER AVERAGE                          5.01%        4.32%         4.25%



TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue First Tier Average is a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .65%
Distribution and Service (12b-1) Fees                          .20%
Other Expenses                                                 .17%
                                                          ---------
Total Annual Fund Operating Expenses                          1.02%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $104         $325         $563         $1248


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. The expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor, the Distributor and the Administrator are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE .51%, .13%, .13% AND .77%, RESPECTIVELY. The Advisor, Distributor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and "How Fund Shares are Distributed."

4 PROSPECTUS

TAX-EXEMPT MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOAL              High current interest income exempt from federal income taxes, while preserving capital and liquidity
INVESTMENT FOCUS             Municipal money market instruments
PRINCIPAL INVESTMENT         Attempts to increase income without added risk by analyzing credit quality
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current tax-exempt income from their investment

         INVESTMENT STRATEGY
            The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook of the market.
       MONEY MARKET FUNDS

         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.


      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           1.90%
1994           2.37%
1995           3.36%
1996           2.94%
1997           3.11%


BEST QUARTER   WORST QUARTER
    .89%            .42%
  (6/30/95)      (3/31/93)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 1.47%.

                                                                    PROSPECTUS 5

                                                    TAX-EXEMPT MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.


                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (6/8/92)
TAX-EXEMPT
  MONEY MARKET FUND                           3.11%        2.73%         2.68%
IBC/DONOGHUE
  TAX-FREE STOCKBROKER &
  GENERAL PURPOSE AVERAGE                     3.14%        2.77%         2.77%



TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue Tax-Free Stockbroker & General Purpose Average is a widely recognized composite of money market funds that invest in short-term municipal securities exempt from Federal taxation.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .55%
Distribution and Service (12b-1) Fees                          .15%
Other Expenses                                                 .15%
                                                          ---------
Total Annual Fund Operating Expenses                           .85%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $87         $271         $471         $1049


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. The expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE .49%, .10% AND .74%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and "How Fund Shares are Distributed."

6 PROSPECTUS

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

       FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             U.S. Treasury and government agency securities, and repurchase agreements
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue risk by analyzing yields
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current income

         INVESTMENT STRATEGY
            The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, government agency securities, and repurchase agreements involving these securities. In selecting investments for the Fund, we try to increase income without adding undue risk by analyzing yields. We actively manage the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and our outlook on the market.
       MONEY MARKET FUNDS

         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.


      PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           2.52%
1994           3.48%
1995           5.25%
1996           4.66%
1997           4.85%


BEST QUARTER   WORST QUARTER
    1.32%           .61%
  (6/30/95)      (6/30/93)



*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.38%.

                                                                    PROSPECTUS 7

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE U.S. TREASURY & REPO AVERAGE.


                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (6/8/92)
U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND                           4.85%        4.15%         4.00%
IBC/DONOGHUE
  U.S. TREASURY & REPO AVERAGE                4.89%        4.21%         4.13%



TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.



  SIMPLY SPEAKING . . .
           WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue U.S. Treasury & Repo Average is a widely recognized composite of money market funds that invest in U.S. Treasury securities and repurchase agreements.



FUND EXPENSES



        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


Investment Advisory Fees                                       .65%
Distribution and Service (12b-1) Fees                          .17%
Other Expenses                                                 .15%
                                                          ---------
Total Annual Fund Operating Expenses                           .97%


--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $99         $309         $536         $1190


  SIMPLY SPEAKING . . .


  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. The expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE .50%, .12% AND .77%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and "How Fund Shares are Distributed."

8 PROSPECTUS


EACH FUND'S PRINCIPAL INVESTMENTS



     FUND INVESTMENTS


       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


                                                    PRIME QUALITY           TAX-EXEMPT       U.S. GOVERNMENT SECURITIES
                                                  MONEY MARKET FUND     MONEY MARKET FUND         MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
Bank Obligations                                          X
------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                          X                     X
------------------------------------------------------------------------------------------------------------------------
Corporate Obligations                                     X
------------------------------------------------------------------------------------------------------------------------
Foreign Securities (U.S. Dollar denominated)              X
------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                                                                X
------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                            X
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                X                                               X
------------------------------------------------------------------------------------------------------------------------


Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

        INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for the Funds and continuously reviews, supervises and administers its Funds' respective investment programs. The Board of Trustees supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.


Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and Tax-Exempt Money Market Fund. As of May 31, 1998, Trusco had approximately $22 billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of:



PRIME QUALITY MONEY MARKET FUND..........       .51%
TAX-EXEMPT MONEY MARKET FUND.............       .49%
U.S. GOVERNMENT SECURITIES MONEY MARKET
  FUND...................................       .50%



The Advisor may use its affiliates as brokers for Fund transactions.

                                                                    PROSPECTUS 9

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

          PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase Investor Shares directly from us by:

- mail

- telephone

- wire

- direct deposit, or

- Automated Clearing House (ACH).

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares on federal holidays.

To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI CLASSIC FUNDS" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We expect that the NAV of each Fund will remain constant at $1.00 per share. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Your purchase order will be effective on the Business Day we receive it if:

- we receive your order before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund or before 1:00 p.m. Eastern time for the Prime Quality and U.S. Government Securities Money Market Funds; and

- we receive federal funds (readily available) before we calculate NAV (normally 4:00 p.m. Eastern time).

Otherwise, your purchase order will be effective the following Business Day, as long as we receive funds before we calculate NAV the following day.

  SIMPLY SPEAKING . . .


  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS
  If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.


HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If we think that amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect each Fund's NAV to remain constant at $1.00 per share, although we cannot guarantee this.

10 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

MINIMUM PURCHASES
To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. We may accept investments of smaller amounts at our discretion.

FUNDLINK
FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call us at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after we receive your request. Your sale order will be effective that same Business Day if we receive your order before:

- 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund; or

- 1:00 p.m. Eastern time for the Prime Quality Money Market and U.S. Government Securities Money Market Funds.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each

                                                                   PROSPECTUS 11

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY
Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the $2,000 required minimum you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

  SIMPLY SPEAKING . . .

  EXCHANGES
  When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

12 PROSPECTUS

HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Investor Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4700.


  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                NET ASSET                 NET REALIZED   DISTRIBUTIONS
                                                  VALUE          NET         GAINS         FROM NET      DISTRIBUTIONS   NET ASSET
                                               BEGINNING OF   INVESTMENT  (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END
                                                  PERIOD       INCOME     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD
                                               ------------   ---------   ------------   -------------   -------------   ----------
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Investor Shares
    1998.....................................     $   1.00       $0.05          $  --          $(0.05)          $  --        $1.00
    1997.....................................         1.00        0.05             --           (0.05)             --         1.00
    1996.....................................         1.00        0.05             --           (0.05)             --         1.00
    1995.....................................         1.00        0.05             --           (0.05)             --         1.00
    1994.....................................         1.00        0.03             --           (0.03)             --         1.00
-------------------------------
TAX-EXEMPT MONEY MARKET FUND
-------------------------------
  Investor Shares
    1998.....................................     $   1.00       $0.03          $  --          $(0.03)          $  --        $1.00
    1997.....................................         1.00        0.03             --           (0.03)             --         1.00
    1996.....................................         1.00        0.03             --           (0.03)             --         1.00
    1995.....................................         1.00        0.03             --           (0.03)             --         1.00
    1994.....................................         1.00        0.02             --           (0.02)             --         1.00
----------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
----------------------------------------------
  Investor Shares
    1998.....................................     $   1.00       $0.05          $  --          $(0.05)          $  --        $1.00
    1997.....................................         1.00        0.05             --           (0.05)             --         1.00
    1996.....................................         1.00        0.05             --           (0.05)             --         1.00
    1995.....................................         1.00        0.04             --           (0.04)             --         1.00
    1994.....................................         1.00        0.03             --           (0.03)             --         1.00

                                                                             RATIO OF                 RATIO OF NET
                                                                               NET       RATIO OF      INVESTMENT
                                                                  RATIO OF   INVESTMENT  EXPENSES TO    INCOME TO
                                                         NET      EXPENSES    INCOME    AVERAGE NET    AVERAGE NET
                                                       ASSETS        TO         TO        ASSETS         ASSETS
                                                       END OF     AVERAGE    AVERAGE    (EXCLUDING     (EXCLUDING
                                               TOTAL   PERIOD       NET        NET      WAIVERS AND    WAIVERS AND
                                               RETURN   (000)      ASSETS     ASSETS   REIMBURSEMENTS) REIMBURSEMENTS)
                                               ------ ---------   --------   --------  -------------  -------------
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Investor Shares
    1998.....................................   5.04 % $411,821      0.76%      4.93%          0.98%          4.71%
    1997.....................................   4.84   283,544       0.75       4.74           0.97           4.52
    1996.....................................   5.08   215,696       0.75       4.94           1.00           4.69
    1995.....................................   4.62   157,616       0.75       4.55           1.01           4.29
    1994.....................................   2.71   129,415       0.75       2.67           0.99           2.43
-------------------------------
TAX-EXEMPT MONEY MARKET FUND
-------------------------------
  Investor Shares
    1998.....................................   3.09 % $134,538      0.62%      3.04%          0.83%          2.83%
    1997.....................................   2.97   102,013       0.62       2.92           0.83           2.71
    1996.....................................   3.16    95,223       0.62       3.10           0.85           2.87
    1995.....................................   3.00    87,647       0.55       3.00           0.87           2.68
    1994.....................................   1.96    61,675       0.54       1.93           0.88           1.59
---------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
---------------------------------------------
  Investor Shares
    1998.....................................   4.90 % $ 58,753      0.76%      4.79%          0.96%          4.59%
    1997.....................................   4.69    63,178       0.75       4.59           0.96           4.38
    1996.....................................   4.99    58,608       0.75       4.88           0.99           4.64
    1995.....................................   4.51    46,639       0.75       4.51           1.02           4.24
    1994.....................................   2.63    32,395       0.75       2.54           0.97           2.32

                                                                   PROSPECTUS 13

                                                 HOW FUND SHARES ARE DISTRIBUTED

DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Maximum distribution fees, as a percentage of average daily net assets, are as follows:



Prime Quality Money Market Fund                          .20%
Tax-Exempt Money Market Fund                             .15%
U.S. Government Securities Money Market Fund             .17%

14 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.


The Tax-Exempt Money Market Fund intends to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by this Fund may be taxable.


The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings which experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISOR

Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.


BY INTERNET:

http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                 CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

                        INVESTMENT ADVISOR TO THE FUNDS:
                        TRUSCO CAPITAL MANAGEMENT, INC.

    The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and, together, the "Classic Institutional Money Market Funds"). THE CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO MANAGE ITS INVESTMENTS IN A MANNER CONSISTENT WITH THE CRITERIA FOR OBTAINING AN AAA RATING BY MOODY'S INVESTORS SERVICE AND/OR AN AAA RATING BY STANDARD & POOR'S CORPORATION. Investors are advised to read this Prospectus and retain it for future reference.

    A Statement of Additional Information relating to the Funds dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


OCTOBER 1, 1998

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

3

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or SEI Investments Distribution Co. (the "Distributor"). This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Shares of the Classic Institutional Money Market Funds are offered primarily to various types of institutional investors ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity.

                               TABLE OF CONTENTS


Expense Summary......................          4
Financial Highlights.................          5
The Trust............................          6
Funds and Investment Objectives......          6
Investment Policies and Strategies...          6
General Investment Policies and
 Strategies..........................          7
Investment Risks.....................          7
Investment Limitations...............          8
Performance Information..............          9
Purchase of Fund Shares..............          9
Redemption of Fund Shares............         10
Dividends and Distributions..........         10
Tax Information......................         11
STI Classic Funds Information........         12
The Trust............................         12
Board of Trustees....................         12
Investment Advisor...................         12
Banking Laws.........................         13
Distribution.........................         13
Administration.......................         14
Transfer Agent and Dividend
 Disbursing Agent....................         14
Custodian............................         14
Legal Counsel........................         14
Independent Public Accountants.......         14
Other Information....................         14
Voting Rights........................         14
Reporting............................         15
Shareholder Inquiries................         15
Description of Permitted
 Investments.........................         15
Appendix.............................        A-1

4

                                EXPENSE SUMMARY

Below is a summary of the estimated annual operating expenses for shares of each Classic Institutional Money Market Fund. A hypothetical example based on the summary is also shown. Actual expenses may vary.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                   CLASSIC
                                                                INSTITUTIONAL      CLASSIC INSTITUTIONAL
                                                               CASH MANAGEMENT    U.S. TREASURY SECURITIES
                                                              MONEY MARKET FUND      MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
Management Fees (after voluntary reductions)(1).............         .11%                   .03%
All Other Expenses (after voluntary reductions)(2)..........         .09%                   .17%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after voluntary reductions)(3)....         .20%                   .20%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Advisory Fees for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.20%, Classic Institutional U.S. Treasury Securities Money Market Fund-- .20%. See "Investment Advisors." A person that purchases shares through an account with a financial institution may be charged separate fees by the financial institution.


(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Other Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.11%, Classic Institutional U.S. Treasury Securities Money Market Fund--.19%.



(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.31%, Classic Institutional U.S. Treasury Securities Money Market Fund--.39%.



                                                                      CLASSIC INSTITUTIONAL      CLASSIC INSTITUTIONAL
                                                                         CASH MANAGEMENT       U.S. TREASURY SECURITIES
                                                                        MONEY MARKET FUND          MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return and (2) redemption at the end of each time period:
    One Year.......................................................         $       2                  $       2
    Three Years....................................................                 6                          6
    Five Years.....................................................                11                         11
    Ten Years......................................................                26                         26
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------


THE EXAMPLE IS BASED UPON THE ESTIMATED TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

5

FINANCIAL HIGHLIGHTS


The table that follows presents information about the investment results of the Classic Institutional Money Market Funds. The financial highlights for the Funds for the periods from inception through May 31, 1998 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.



For the Period From Inception Through May 31, 1998



For a Share Outstanding Throughout the Period


                              NET ASSET                NET REALIZED   DISTRIBUTIONS
                                VALUE         NET          GAINS        FROM NET     DISTRIBUTIONS   NET ASSET
                              BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT    FROM REALIZED   VALUE END      TOTAL
                              OF PERIOD     INCOME      INVESTMENTS      INCOME      CAPITAL GAINS   OF PERIOD     RETURN
                             -----------  -----------  -------------  -------------  -------------  -----------  -----------
---------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
---------------------------------------------------------
  Institutional Shares
    1998...................  $     1.00   $     0.05   $         --   $      (0.05 ) $         --   $     1.00         5.63%
    1997(A)................        1.00         0.02             --          (0.02 )           --         1.00         2.51*
--------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------
  Institutional Shares
    1998...................  $     1.00   $     0.05   $         --   $      (0.05 ) $         --   $     1.00         5.50%
    1997(A)................        1.00         0.02             --          (0.02 )           --         1.00         2.46*

                                                                                                 RATIO OF NET
                                                          RATIO OF NET    RATIO OF EXPENSES    INVESTMENT INCOME
                                             RATIO OF      INVESTMENT      TO AVERAGE NET       TO AVERAGE NET
                              NET ASSETS    EXPENSES TO     INCOME TO     ASSETS (EXCLUDING    ASSETS (EXCLUDING
                                END OF      AVERAGE NET    AVERAGE NET       WAIVERS AND          WAIVERS AND
                             PERIOD (000)     ASSETS         ASSETS        REIMBURSEMENTS)      REIMBURSEMENTS)
                             ------------  -------------  -------------  -------------------  -------------------
---------------------------
CLASSIC INSTITUTIONAL CASH
---------------------------
  Institutional Shares
    1998...................  $   374,802          0.16  %        5.49  %            0.30    %            5.35    %
    1997(A)................      395,673          0.06           5.49               0.52                 5.03
---------------------------
CLASSIC INSTITUTIONAL U.S.
---------------------------
  Institutional Shares
    1998...................  $   140,334          0.18  %        5.34  %            0.38    %            5.14    %
    1997(A)................       20,238          0.09           5.27               0.51                 4.85



(A)  Commenced operations on December 12, 1996.


 *  Total return is for the period indicated and has not been annualized.

6

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Funds. This Prospectus relates to the Classic Institutional Money Market Funds described below.

FUNDS AND INVESTMENT OBJECTIVES

THE CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments issued by corporations and the U.S. Government.

THE CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes and bonds issued by the U.S. Treasury and repurchase agreements ("U.S. Treasury obligations") with approved dealers collateralized by U.S. Treasury obligations.

It is a fundamental policy of each Classic Institutional Money Market Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that either Fund will achieve its investment objective or maintain a net asset value of $1.00 per share on a continuous basis.

Each Classic Institutional Money Market Fund intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require each Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less. The Classic Institutional U.S. Treasury Securities Money Market Fund seeks to manage its investments in a manner consistent with the criteria for obtaining an Aaa rating by Moody's Investors Service ("Moody's") and/or an AAA rating by Standard & Poor's Corporation ("S&P"). These requirements will also limit the Classic Institutional U.S. Treasury Securities Money Market Fund's ability to generate high current income. For a further discussion of these rules, see "Description of Permitted Investments."

INVESTMENT POLICIES AND STRATEGIES
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

The Classic Institutional Cash Management Money Market Fund will invest in money market instruments denominated in U.S. dollars consisting of: (i) U.S. Treasury obligations; (ii) receipts; (iii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government;
(iv) commercial paper issued by domestic and foreign issuers rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (an "NRSRO") as described in the "Appendix" or, if not rated, determined by the Advisor to be of comparable quality; (v) high quality obligations (including certificates of deposit, time deposits, bankers' acceptances, Eurodollar and Yankee bank obligations) of U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks or savings and loan and thrift institutions that are

7
members of the Federal Reserve System, the Federal Deposit Insurance Corporation, or savings and loan associations; (vi) high quality short-term corporate obligations issued by companies with commercial paper meeting the ratings indicated in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (vii) repurchase agreements involving such obligations; (viii) high quality obligations of supranational entities satisfying the credit ratings described in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (ix) high quality medium term notes; (x) municipal securities; (xi) mortgage-backed securities and (xii) asset-backed securities. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks. The Fund may purchase securities subject to standby commitments. The Fund may also purchase restricted securities. As a money market fund, the Fund is subject to limitations on the percentage of its assets that may be invested in any one issuer and on the percentage that may be invested in securities carrying the second highest rating assigned by the requisite NRSROs.

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

The Classic U.S. Treasury Securities Money Market Fund will invest exclusively in U.S. Treasury obligations and any repurchase agreements with dealers will be selected pursuant to guidelines adopted by the Trust's Board of Trustees and collateralized by U.S. Treasury obligations.

The Fund, however, seeks to invest exclusively in securities that would qualify to be rated in the highest ratings category of an NRSRO, such as S&P or Moody's. As a result, the Fund's ability to maintain an average dollar-weighted portfolio maturity to the maximum extent permitted by Rule 2a-7 will be limited, and the Fund's performance may be affected adversely.

GENERAL INVESTMENT POLICIES AND STRATEGIES

In the event that a security owned by a Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

Each of the Funds may engage in securities lending and will limit such practice to 33 1/3% of its total assets. No Fund may purchase additional securities while its outstanding borrowings exceed 5% of its assets.

It is a non-fundamental policy of each Fund to invest no more than 10% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value. Rule 144A securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
FOREIGN SECURITIES

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio

8
transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Foreign companies may also be subject to less government regulation than U.S. companies. Moreover, the dividends payable on the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

GOVERNMENT SECURITIES

Guarantees of a Fund's securities by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are subject to the risk of prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund generally will reinvest the proceeds in securities with a yield that reflects prevailing interest rates, which may be lower than the prepaid security.

ZERO COUPON OBLIGATIONS

Each Fund may invest, subject to its investment objective and policies, in zero coupon obligations. Zero coupon obligations are sold at original issue discount and do not make periodic payments. Zero coupon obligations may be subject to greater fluctuations in value due to interest rate changes than interest bearing obligations. A Fund will be required to include the imputed interest in zero coupon obligations in its current income. Because each Fund distributes all of its net investment income to Shareholders, the Fund may have to sell portfolio securities to distribute the income attributable to these obligations and securities at a time when the Advisor would not have chosen to sell such obligations or securities.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

2. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more

9
issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements involving such securities and, with respect to only the Classic Institutional Cash Management Money Market Fund, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

The foregoing percentages will apply at the time of the purchase of a security.

Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time each Classic Institutional Money Market Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

PURCHASE OF FUND SHARES

Shares of the Fund are sold primarily to various types of institutional investors, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Shares are sold without a sales charge, although the institutional investors may charge their customer accounts for services provided in connection with the purchase of shares. The minimum initial investment is $10,000,000. Institutional investors may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of the reorders to Federated Services Company (the "Transfer Agent") for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the institutional investors. Shares will be held of record by the institutional investors, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the institutional investor. Confirmations of share purchases and redemptions will be sent to the institutional investor as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day"). However, shares cannot be purchased or redeemed for same day settlement on days the Federal Reserve is closed.

10


Purchase orders for the Funds will be effective as of the Business Day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order before 1:00 p.m. Eastern time, and the Custodian receives federal funds before 4:00 p.m. Eastern time on such day. Otherwise, purchase orders for the Funds will be effective the next Business Day provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next such Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as of the regularly scheduled close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each Business Day based on the amortized cost method described in the Statement of Additional Information and is expected to remain constant at $1.00 per share.


The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

Neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine. The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions.

REDEMPTION OF FUND SHARES

An order to redeem shares must be transmitted to the Transfer Agent by the institutional investor as the record owner of shares. Institutional investors may establish procedures for their customers to request redemption of shares held in their account with the institutional investor. Customers should contact their institutional investor for information concerning these procedures.

Redemption orders must be received by the Transfer Agent on a Business Day before 1:00 p.m. Eastern time. Redemption orders received after the time noted above will be executed the following day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving the redemption orders if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) of each of the Classic Institutional Money Market Funds are declared on each Business Day to Shareholders at the close of business on the day of declaration. Net income for dividend purposes consists of: (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shares begin earning dividends on the Business Day the purchase order is effective and continue earning dividends through and including the Business Day before the redemption order is effective. Dividends are

11
paid within ten Business Days after the end of each month in the form of additional shares of the same Fund unless the Shareholder has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing at least 15 days prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid within ten Business Days after a Shareholder's complete redemption of its shares in a Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of each Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS

The Institutional Money Market Funds will each distribute all of their net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on December 31, of that year, if paid by the Fund any time during the following January.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a Shareholder provided certain state specific conditions are satisfied. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

12

STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Share-holders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR


Trusco Capital Management, Inc. ("Trusco") serves as the Advisor to the Institutional Money Market Funds. As of May 31, 1998, Trusco had approximately $22 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.



The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $76 billion as of June 30, 1998. SunTrust ranks among the twenty largest U.S. banking companies. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the three-state area. Total discretionary assets under management with SunTrust Banks, Inc. equalled approximately $103 billion as of June 30, 1998.


The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to each Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory
Agreement: Trusco is entitled to receive advisory fees

13
computed daily and paid monthly at the annual rate of .20% of the average daily net assets of each Fund.

From time to time, the Advisor may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by a Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at anytime.


For the fiscal year ended May 31, 1998, the Advisor received advisory fees computed daily and paid monthly at the annual rate of .07% of the average daily net assets of the Institutional Cash Management Money Market Fund, and received advisory fees computed daily and paid monthly at the annual rate of .01% of the Institutional U.S. Treasury Securities Money Market Fund.


BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, currently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for the Funds. If the Advisor was prohibited from providing services to the Funds, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), and the Trust are parties to a distribution agreement. No compensation is paid to the Distributor for distribution services. Shares of the Classic Institutional Money Market Funds are offered primarily to institutional investors,

14
including affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity.

Each Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Fund Resources (the "Administrator") serves as Administrator to the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:


AVERAGE AGGREGATE DAILY NET ASSETS                FEE
---------------------------------------------  ---------
$1 - $1 billion                                    .12%
over $1 billion to $5 billion                      .09%
over $5 billion to $8 billion                      .07%
over $8 billion to $10 billion                     .065%
over $10 billion                                   .06%


From time to time, the Administrator may voluntarily waive all or a portion of its fee to limit the net expenses of the Funds to the amounts in the Funds' Expense Summary.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peachtree Street N.E., 14th Floor, Atlanta, Georgia 30308 serves as custodian of the assets of each Fund. The custodian holds cash, securities and other assets of the Funds as required by the Investment Company Act of 1940.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION
VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

15

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Funds. Further discussion is contained in the Statement of Additional Information.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

16

EURODOLLAR AND YANKEE BANK OBLIGATIONS -- Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

MEDIUM TERM NOTES -- Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially

17
earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and investes in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax-exempt commercial paper tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

TAXABLE MUNICIPAL SECURITIES -- Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

18

RECEIPTS -- Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes".

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS -- Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and securities that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. Rule 144A securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain institutional investors including investment companies. The Trust's Board of Trustees is responsible for developing

19
guidelines and procedures for determining the liquidity of restricted securities, and for monitoring the Advisor's implementation of the guidelines and procedures.

SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SUPRANATIONAL AGENCY OBLIGATIONS -- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

20

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON OBLIGATIONS -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

APPENDIX
X.  COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           Trusco Capital Management, Inc.        50 Hurt Plaza
                                                  Suite 1400
                                                  Atlanta, GA 30303

*          DISTRIBUTOR

           SEI Investments Distribution Co.       Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                     Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                  Operations, Inc.
                                                  303 Peachtree Street N.E.
                                                  14th Floor
                                                  Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            1800 M Street, N.W.
                                                  Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen, LLP                   1601 Market Street
                                                  Philadelphia, PA 19103

                                  DISTRIBUTOR
                                SEI Investments
                                Distribution Co.

                                   PROSPECTUS


                             CLASSIC INSTITUTIONAL
                                CASH MANAGEMENT
                               MONEY MARKET FUND
                             CLASSIC INSTITUTIONAL
                            U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

                               INVESTMENT ADVISOR
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                OCTOBER 1, 1998


                                     [LOGO]

                                  STI CLASSIC FUNDS

                                 INVESTMENT ADVISORS:

                             STI CAPITAL MANAGEMENT, N.A.
                           TRUSCO CAPITAL MANAGEMENT, INC.

                                SUNTRUST BANK, ATLANTA



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 1, 1998. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.


                                  TABLE OF CONTENTS
                                                                          PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . .B-3
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . B-19
INVESTMENT ADVISORS. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-21
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-24
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-25
THE TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-31
THE CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-31
INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . B-31
LEGAL COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-31
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . B-31
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . B-35
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . B-35
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . . . B-39
PURCHASING SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-43
REDEEMING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-44
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . B-44
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-45
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-48
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . . B-48
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . B-53
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . B-53
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . B-54
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-54
5% AND 25% SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . . B-55
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-64


October 1, 1998

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Trust's money market funds through two separate classes (Trust Shares and Investor Shares) and shares of the Trust's other funds through three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each Trust Share, Investor Share and Flex Share, if any, of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the:



                                                                   TRUST SHARES          INVESTOR SHARES          FLEX SHARES
MONEY MARKET FUNDS

Prime Quality Money Market Fund                                         X                       X
U.S. Government Securities Money Market Fund                            X                       X
Tax-Exempt Money Market Fund                                            X                       X

BOND FUNDS

Investment Grade Tax-Exempt Bond Fund                                   X                       X                      X
Short-Term U.S. Treasury Securities Fund                                X                       X                      X
Short-Term Bond Fund                                                    X                       X                      X
U.S. Government Securities Fund                                         X                       X                      X
Limited-Term Federal Mortgage Securities Fund                           X                       X                      X

TAX-EXEMPT BOND FUNDS

Investment Grade Tax-Exempt Bond Fund                                   X                       X                      X
Florida Tax-Exempt Bond Fund                                            X                       X                      X
Georgia Tax-Exempt Bond Fund                                            X                       X                      X

EQUITY FUNDS

Capital Growth Fund                                                     X                       X                      X
Value Income Stock Fund                                                 X                       X                      X
Mid-Cap Equity Fund                                                     X                       X                      X
Sunbelt Equity Fund                                                     X                       X                      X
International Equity Index Fund                                         X                       X                      X
International Equity Fund                                               X                       X                      X
Small Cap Equity Fund                                                   X                                              X
Emerging Markets Equity Fund                                            X
Small Cap Growth Stock Fund                                             X                                              X
Tax Sensitive Growth Stock Fund                                         X                                              X

BALANCED FUND


                                                                   TRUST SHARES          INVESTOR SHARES          FLEX SHARES
Balanced Fund                                                           X                       X                      X


These various series are collectively referred to herein as the "Funds."


The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.



DESCRIPTION OF PERMITTED INVESTMENTS



AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITORY RECEIPTS (GDRS)



ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


ASSET-BACKED SECURITIES


Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.


Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.





BANK OBLIGATIONS



Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.



COMMON AND PREFERRED STOCKS



Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.



CONVERTIBLE SECURITIES



Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.



CUSTODIAL RECEIPTS



The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.



DEBT SECURITIES



Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).



DOLLAR ROLLS



Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.



Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.



THE EURO



On January 1, 1999, the European Monetary Union (EMU) plans to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).



Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisors may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


FOREIGN SECURITIES


Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices;

the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign
governments ("country risks").   Of course, the Advisor cannot assure that the
Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index, International Equity, and Emerging Markets Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index, International Equity, and Emerging Markets Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index, International Equity, and Emerging Markets Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.



Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.




The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.





GICs



A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.



HIGH YIELD SECURITIES



High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:



     (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.


     (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.


     (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.


     (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.



HEDGING TECHNIQUES



Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.



ILLIQUID SECURITIES



Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES



The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.



INVESTMENT GRADE OBLIGATIONS



Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.



LOAN PARTICIPATIONS



Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.



In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.



The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.



MORTGAGE-BACKED SECURITIES



Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.



     GOVERNMENT PASS-THROUGH SECURITIES



     These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.



     Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.



     PRIVATE PASS-THROUGH SECURITIES



     Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").



     CMOs



     CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by

     GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.



     REMICs


     REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.



     Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.



     STRIPPED MORTGAGE-BACKED SECURITIES



     Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.



     The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.





     DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES



     Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.



MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).



MUNICIPAL LEASE OBLIGATIONS



Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.



MUNICIPAL SECURITIES



     MUNICIPAL BONDS include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.



     MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.



     Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.



     OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.



     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.



OPTIONS



A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.


During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.





OTHER INVESTMENTS



The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.




PAY-IN-KIND SECURITIES



Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.



REPURCHASE AGREEMENTS



Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.



Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.



RESTRICTED SECURITIES



Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.



SECURITIES LENDING



Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.



SHORT-TERM OBLIGATIONS



Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS



The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.



The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.



STRIPS



Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.



SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.



SWAPS, CAPS, FLOORS, COLLARS



Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.


In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.


U.S. GOVERNMENT AGENCY OBLIGATIONS



U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.



U.S. TREASURY OBLIGATIONS



U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE SECURITIES


Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.
The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.



VARIABLE RATE MASTER DEMAND NOTES



Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.



WARRANTS



Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.



WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS



When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.



Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.



Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS



Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.



Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The pharase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.



INVESTMENT LIMITATIONS


The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.


A Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the Bond Funds, Balanced Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap Equity Fund and Emerging Markets Equity Fund may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that each Bond Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.


9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the Mid-Cap Equity, Sunbelt Equity, Balanced, Georgia Tax-Exempt Bond, Florida Tax-Exempt Bond, U.S. Government Securities, Limited-Term Federal Mortgage Securities, International Equity Index, International Equity, Small Cap Equity and Emerging Market Equity Funds' purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.


11. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

12. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments and, with respect to only the Money Market Funds, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


INVESTMENT ADVISORS


The Trust and STI Capital Management, N.A., Trusco Capital Management, Inc., and SunTrust Bank, Atlanta (the "Advisors") have entered into advisory agreements with the Trust (the "Advisory Agreements"). The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $ 76 billion as of June 30, 1998. The Advisory Agreements provide that each Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.



For the fiscal years ended May 31, 1998, 1997, and 1996, the Funds paid the following advisory fees:



--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    FEES PAID                              FEES WAIVED OR REIMBURSED
                                   ---------------------------------------------------------------------------------------
                FUND                   1998            1997           1996            1998          1997           1996
--------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund    $ 9,510,944     $ 7,586,108    $ 5,346,850    $ 2,699,560    $ 2,181,008    $ 1,602,546
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    FEES PAID                              FEES WAIVED OR REIMBURSED
                                   ---------------------------------------------------------------------------------------
                FUND                   1998            1997           1996            1998          1997           1996
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money   $ 1,983,590     $ 1,935,898    $ 2,068,133    $   580,236    $   518,656    $   577,384
Market Fund

Tax-Exempt Money Market Fund       $ 2,219,251     $ 1,687,976    $ 1,422,777    $   881,321    $   673,486    $   685,205
Investment Grade Bond Fund         $ 4,852,764     $ 4,147,888    $ 3,868,222    $   794,236    $   644,859    $   709,139

Investment Grade Tax-Exempt Bond   $ 1,118,253     $ 1,081,635    $   917,948    $   208,488    $   190,250    $   202,552
Fund

Short-Term Bond Fund               $   554,291     $   485,613    $   361,936    $   164,522    $   138,732    $   149,827

Florida Tax-Exempt Bond Fund       $   419,460     $   220,701    $   107,618    $   120,797    $    72,605    $    72,476

Georgia Tax-Exempt Bond Fund       $   300,256     $   181,715    $    83,243    $    93,650    $    63,837    $    63,991

U.S. Government Securities Fund(1) $   187,053     $    91,748    $    16,097    $    54,354    $    58,637    $    53,312

Short-Term U.S. Treasury           $   150,659     $    83,694    $    36,729    $    77,862    $    72,064    $    72,116
Securities Fund

Limited-Term Federal Mortgage      $   739,677     $   540,017    $   224,595    $   158,869    $   150,604    $   119,538
Securities Fund

Capital Growth Fund                $17,607,676     $12,775,800    $12,099,047    $ 1,818,241    $ 1,227,247    $ 1,408,275

Sunbelt Equity Fund                $ 4,772,466     $ 4,399,351    $ 3,424,453    $   515,457    $   442,535    $   465,317

Value Income Stock Fund            $15,826,018     $12,025,425    $ 9,447,738    $     0        $       392    $   318,958

Mid-Cap Equity Fund                $ 3,846,835     $ 3,008,690    $ 2,057,932    $   422,281    $   318,871    $   318,958

Balanced Fund                      $ 1,561,250     $ 1,025,089    $   823,692    $   225,921    $   151,557    $   166,361

Small Cap Equity Fund              $ 3,249,839     $   273,710           *       $   329,047    $    48,251           *

Emerging Markets Equity Fund       $   442,518     $    84,210           *       $    90,361    $    52,769           *

International Equity Fund          $ 7,131,219     $ 4,336,172    $   746,780    $    69,504    $   157,567    $   151,947

International Equity Index Fund    $   466,136     $   578,197    $   740,676    $    76,513    $    80,147    $   144,349

Small Cap Growth Stock Fund               *               *              *              *              *              *

Tax Sensitive Growth Stock Fund           *               *              *              *              *              *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

     *Not in operation during the period.

1 Trusco Capital Management, Inc., advisor to the U.S. Government Securities Fund, reimbursed expenses of $27,216.



Each Advisor has agreed to waive its fees or reimburse expenses in order to limit Fund expenses.



BANKING LAWS

Current interpretations of federal banking laws and regulations:

- prohibit SunTrust and the Advisors from sponsoring, organizing, controlling, or distributing the Funds' shares; but


- do not prohibit SunTrust or the Advisors generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.



The Advisors believe that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisors from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.



If current restrictions on bank activities with mutual funds were relaxed, the Advisors, or their affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisors, or their affiliates, might offer to provide additional services.


THE ADMINISTRATOR


The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.



The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset

Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.



For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and
 .06% thereafter.



For the fiscal years ended May 31, 1998, 1997, and 1996, the Funds paid the following administration fees:



------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                          FEES PAID                                     FEES WAIVED
                                          ------------------------------------------------------------------------------------------
                 FUND                        1998            1997            1996            1998            1997           1996
------------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund           $  784,975      $  661,962      $  315,880      $  570,531      $  347,518      $  449,492

U.S. Government Securities Money          $  236,106      $  212,454      $  219,380      $   46,908      $   41,257      $   72,463
Market Fund

Tax-Exempt Money Market Fund              $  398,493      $  288,647      $  274,701      $    9,560      $        0      $        0

Investment Grade Bond Fund                $  549,688      $  435,278      $  443,569      $        0      $        0      $        0

Investment Grade Tax-Exempt Bond Fund     $  128,433      $  115,500      $  108,204      $        0      $        0      $        0

Florida Tax-Exempt Bond Fund              $   60,551      $   30,279      $   19,989      $        0      $        0      $        0

Georgia Tax-Exempt Bond Fund              $  44,095       $   25,353      $   16,304      $        0      $        0      $        0

Short-Term Bond Fund                      $   80,065      $   64,664      $   56,317      $        0      $        0      $        0

U.S. Government Securities Fund           $   23,704      $   13,641      $    7,311      $        0      $        0      $        0

Short-Term U.S. Treasury Securities       $   25,973      $   16,075      $   12,012      $        0      $        0      $        0
Fund

Limited-Term Federal Mortgage             $   99,420      $   71,264      $   37,854      $        0      $        0      $        0
Securities Fund

Capital Growth Fund                       $1,218,000      $  817,905      $  842,411      $        0      $        0      $        0

Sunbelt Equity Fund                       $  329,793      $  283,101      $  842,411      $        0      $        0      $        0

Value Income Stock Fund                   $1,427,644      $1,009,167      $  845,706      $        0      $        0      $        0

Mid-Cap Equity Fund                       $  266,851      $  194,430      $  147,613      $        0      $        0      $        0

Balanced Fund                             $  136,092      $   83,063      $   74,634      $        0      $        0      $        0

Small Cap Equity Fund                     $  229,578      $   18,406            *         $        0      $        0           *

Emerging Markets Equity Fund              $   29,039      $    6,932            *         $        0      $        0           *

International Equity Fund                 $  415,520      $  240,114      $   50,404      $        0      $        0      $        0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                          FEES PAID                                     FEES WAIVED
                                          ------------------------------------------------------------------------------------------
                 FUND                        1998            1997            1996            1998            1997           1996
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund           $   43,285      $    48,464     $  70,690       $        0      $        0      $        0

Small Cap Growth Stock Fund                     *                *             *               *               *               *
Tax Sensitive Growth Stock Fund                 *                *             *               *               *               *
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



*  Not in operation during the period.



THE DISTRIBUTOR


SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust.
The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan (the "Investor Plan"), and the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan").



The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.



For the fiscal years ended May 31, 1998, 1997, and 1996, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:



-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                            AGGREGATE SALES CHARGE PAYABLE TO        AMOUNT RETAINED BY DISTRIBUTOR
                                                       DISTRIBUTOR
                                         ------------------------------------------------------------------------------
                  FUND                      1998         1997          1996           1998         1997          1996
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund               $ 54,658      $ 32,358      $ 50,016      $     0       $     62      $    143

Georgia Tax-Exempt Bond Fund             $  7,871      $  6,999      $  1,208      $     0       $     97      $      6

Florida Tax-Exempt Bond Fund             $  7,296      $  3,657      $  1,386      $     0       $     24      $     14

Short-Term Bond Fund                     $  1,056      $    617      $  1,204      $    10       $      0      $      0

Investment Grade Tax-Exempt Bond Fund    $ 10,402      $ 14,487      $ 12,005      $    36       $     20      $     30

U.S. Government Securities Fund          $ 23,873      $    766      $  7,279      $     0       $      3      $      0

Short-Term U.S. Treasury Securities      $    547      $    796      $  2,641      $     4       $      0      $      9
Fund

Limited-Term Federal Mortgage            $    485      $    882      $  4,067      $     0       $     11      $     50
Securities Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                            AGGREGATE SALES CHARGE PAYABLE TO        AMOUNT RETAINED BY DISTRIBUTOR
                                                       DISTRIBUTOR
                                         ------------------------------------------------------------------------------
                  FUND                      1998         1997          1996           1998         1997          1996
-----------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                      $560,435      $264,747      $258,267      $   312       $    958      $    243

Sunbelt Equity Fund                      $ 57,613      $ 36,784      $ 46,854      $     0       $     47      $     61

Value Income Stock Fund                  $576,856      $335,991      $306,061      $   361       $    100      $  3,104

International Equity Fund                $ 93,755      $      0      $ 29,032      $    16       $      0      $     85

International Equity Index Fund          $  5,285      $      0      $ 19,058      $    16       $      0      $     50

Mid-Cap Equity Fund                      $ 83,073      $ 31,167      $ 91,344      $    26       $     61      $    197

Balanced Fund                            $ 48,373      $ 13,525      $ 16,540      $     0       $      0      $     22
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------



The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of those
Shares:



-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                          DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                                          ---------------------------------------------------------
                       FUND(S)                                           $100,000 but    $250,000 but
                                                          Less than      less than       less than      $1,000,000
                                                          $100,000       $250,000        $1,000,000     and over
-------------------------------------------------------------------------------------------------------------------
Capital Growth, Value Income Stock, Small Cap Equity,     3.375%         2.925%          2.250%         1.350%
Mid-Cap Equity, Balanced, Sunbelt Equity,
International Equity Index, International Equity, U.S.
Government Securities, Investment Grade Tax-Exempt
Bond, Investment Grade Bond, and Florida Tax-Exempt
Bond and Georgia Tax-Exempt Bond Funds

Limited-Term Federal Mortgage Securities Fund             2.250%         1.575%          1.125%         None

Short-Term Bond Fund                                      1.800%         1.350%          0.900%         None

Short-Term U.S. Treasury Securities Fund                  0.900%         0.675%          0.450%         None
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------



For the fiscal years ended May 31, 1998, 1997 and 1996, the aggregate sales charges payable to the Distributor with respect to the Flex Shares of the Funds were as follows:



-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                AGGREGATE SALES CHARGE PAYABLE TO       AMOUNT RETAINED BY DISTRIBUTOR
               FUND                                       DISTRIBUTOR
                                          -------------------------------------------------------------------------------
                                             1998          1997          1996          1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                $ 10,040      $  5,684       $  4,329      $      0      $      0      $      0
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                AGGREGATE SALES CHARGE PAYABLE TO       AMOUNT RETAINED BY DISTRIBUTOR
               FUND                                       DISTRIBUTOR
                                          -------------------------------------------------------------------------------
                                             1998          1997          1996          1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund              $  3,920      $  2,915       $  2,896      $      0      $      0      $      0

Florida Tax-Exempt Bond Fund              $  2,566      $  1,632       $    153      $      0      $      0      $      0

Short-Term Bond Fund                      $  1,395      $  1,678       $    344      $      0      $      0      $      0

Investment Grade Tax-Exempt Bond Fund     $  2,900      $ 10,407       $  2,782      $      0      $      0      $      0

U.S. Government Securities Fund           $  2,014      $  2,823       $  1,067      $      0      $      0      $      0

Short-Term U.S. Treasury Securities       $  2,377      $  8,261       $  3,687      $      0      $      0      $      0
Fund

Limited-Term Federal Mortgage             $  2,805      $  2,067       $  1,442      $      0      $      0      $      0
Securities Fund

Capital Growth Fund                       $ 60,500      $ 18,958       $  6,283      $      0      $      0      $      0

Sunbelt Equity Fund                       $   4,183     $  8,144       $    324      $      0      $      0      $      0

Value Income Stock Fund                   $ 112,674     $ 41,778       $ 10,574      $      0      $      0      $      0

International Equity Fund                 $  23,393     $      0       $     60      $      0          --        $      0

International Equity Index Fund           $     992     $      0       $    392      $      0          --        $      0

Mid-Cap Equity Fund                       $  8,666      $ 10,239       $  5,222      $      0      $      0      $      0

Balanced Fund                             $ 11,758      $  4,299       $    713      $      0      $      0      $      0

Small Cap Equity Fund                     $      0      $      0       $      0      $      0      $      0      $    *

Small Cap Growth Stock Fund                   *               *             *           *              *              *

Tax Sensitive Growth Stock Fund               *               *             *           *              *              *



*Not in operation during the period.

INVESTOR SHARES AND FLEX SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to the following respective levels: .20% of the average daily net assets of the Prime Quality Money Market Fund; .17% of the average daily net assets of the U.S. Government Securities Money Market Fund; .15% of the average daily net assets of the Tax-Exempt Money Market Fund; .18% of the average daily net assets of the Short-Term U.S. Treasury Securities Fund; .23% of the average daily net assets of the Short-Term Bond Fund; .43% of the average daily net assets of the Investment Grade Bond Fund; .43% of the average daily net assets of the Investment Grade Tax-Exempt Bond Fund; .68% of the average daily net assets of the Capital Growth Fund; .33% of the average daily net assets of the Value Income Stock Fund; .43% of the average daily net assets of the Mid-Cap Equity Fund; .43% of the average daily net assets of the Sunbelt Equity Fund; .28% of the average daily net assets of the Balanced Fund; .18% of the average daily net assets of the Florida Tax-

Exempt Bond Fund; .18% of the average daily net assets of the Georgia Tax-Exempt Bond Fund; .38% of the average daily net assets of the U.S. Government Securities Fund; .38% of the average daily net assets of the International Equity Index Fund; .33% of the average daily net assets of the International Equity Fund; and .23% of the average daily net assets of the Limited-Term Federal Mortgage Securities Fund.


The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.
Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.



There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Bond Funds', Tax-Exempt Bond Funds', Equity Funds' and Balanced Fund's aggregate average daily net assets attributable to its Flex Shares.

For the fiscal years ended May 31, 1998, 1997 and 1996, the Funds paid the following amounts pursuant to the Investor Plan:



-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                          DISTRIBUTION FEES - AMOUNT PAID
                                                     ------------------------------------------
                  FUND                                  1998            1997            1996
-----------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                      $  465,411      $  342,798      $  273,316

U.S. Government Securities Money Market Fund         $   69,957      $   66,016      $   44,107

Tax-Exempt Money Market Fund                         $  125,986      $   89,912      $   80,845

Investment Grade Bond Fund                           $   96,090      $   94,495      $   78,963

Investment Grade Tax-Exempt Bond Fund                $   76,472      $  100,819      $  113,467

Short-Term Bond Fund                                 $       33      $        0      $    5,067

Florida Tax-Exempt Bond Fund                         $        0      $        0      $    6,021

Georgia Tax-Exempt Bond Fund                         $        0      $        0      $    5,001

U.S. Government Securities Fund                      $      385      $    1,150      $    4,218

Short-Term U.S. Treasury Securities Fund             $        0      $        0      $    8,499

Limited-Term Federal Mortgage Securities Fund        $      161      $        0      $    2,360

Capital Growth Fund                                  $1,442,648      $1,109,436      $  912,685

Sunbelt Equity Fund                                  $   90,212      $   80,282      $   99,366

Value Income Stock Fund                              $  630,527      $  437,882      $  304,282

Mid-Cap Equity Fund                                  $   70,254      $   56,187      $   51,485

Balanced Fund                                        $    5,628      $    2,390      $   10,808

International Equity Fund                            $   34,499      $   10,778      $        0

International Equity Index Fund                      $    7,582      $    8,005      $      369
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------






For the fiscal years ended May 31, 1998, 1997 and 1996, the Funds paid the following amounts pursuant to the Flex Plan:

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                          DISTRIBUTION FEES - AMOUNT PAID
                                                     ----------------------------------------
                 FUND                                    1998           1997         1996
---------------------------------------------------------------------------------------------
Investment Grade Bond Fund                           $   56,167     $   29,558     $    9,277

Investment Grade Tax-Exempt Bond Fund                $   39,461     $   36,489     $   21,786

Short-Term Bond Fund                                 $      379     $        0     $        0

Florida Tax-Exempt Bond Fund                         $   30,177     $    5,962     $    2,675

Georgia Tax-Exempt Bond Fund                         $   30,028     $   20,094     $    7,409

U.S. Government Securities Fund                      $   17,051     $   15,260     $    4,460

Short-Term U.S. Treasury Securities Fund             $      170     $      510     $      321

Limited-Term Federal Mortgage Securities Fund        $      533     $        0     $      169

Capital Growth Fund                                  $  672,585     $  201,520     $   37,344

Sunbelt Equity Fund                                  $   50,902     $   27,568     $    1,560

Value Income Stock Fund                              $1,234,587     $  433,655     $   99,703

Mid-Cap Equity Fund                                  $  123,932     $   53,907     $   10,115

Balanced Fund                                        $  125,786     $   28,723     $    6,985

Small Cap Equity Fund                                $  155,949          *               *

International Equity Fund                            $    2,090     $  18,519      $        0

International Equity Index Fund                      $  148,500     $       0      $      580

Small Cap Growth Stock Fund                                *             *               *

Tax Sensitive Growth Stock Fund                            *             *               *
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------



*Not in operation during the period.



THE TRANSFER AGENT



Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.




THE CUSTODIAN



SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA
30308 serves as the custodian for the all of the Funds except for the International Equity, International Equity Index and Emerging Markets Equity Funds. The Bank of New York, One Wall Street, New York, NY 10286
serves as custodian for the International Equity, International Equity Index and Emerging Markets Equity Funds.



INDEPENDENT PUBLIC ACCOUNTANTS



Arthur Andersen, LLP serves as independent public accountants for the Trust.




LEGAL COUNSEL



Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST


The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston
1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., are distributed by SEI Investments Distribution Co.



DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.



WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.



CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and

Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.


F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.


DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.


JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.


JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.



WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.



MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.



TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991. Tax Manager - Arthur Anderson LLP prior to 1987.



JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.



SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.


LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.


KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.


CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.



RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.



JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.


-------------------------

* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.



The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.



For the fiscal year end May 31, 1998, the Trust paid the following amounts to Trustees and Officers of the Trust:




----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                            ESTIMATED
                                                        PENSION OR            ANNUAL           TOTAL COMPENSATION
                                     AGGREGATE      RETIREMENT BENEFITS      BENEFITS          FROM FUND AND FUND
                                    COMPENSATION     ACCRUED AS PART OF        UPON             COMPLEX PAID TO
   NAME OF PERSON, POSITION          FROM FUND         FUND EXPENSES        RETIREMENT              TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee            $14,000              N/A                 N/A          $14,000 for service on two
                                                                                            boards

Wilton Looney, Trustee                $17,000              N/A                 N/A          $17,000 for service on two
                                                                                            boards

Champney A. McNair, Trustee           $13,000              N/A                 N/A          $13,000 for service on two
                                                                                            boards

F. Wendell Gooch, Trustee             $15,000              N/A                 N/A          $15,000 for service on two
                                                                                            boards

T. Gordy Germany,                     $15,000              N/A                 N/A          $15,000 for service on two
Trustee                                                                                     boards

Dr. Bernard F. Sliger, Trustee        $15,000              N/A                 N/A          $15,000 for service on two
                                                                                            boards

Jesse S. Hall, Trustee                $14,000              N/A                 N/A          $14,000 for service on two
                                                                                            boards

Jonathan T. Walton, Trustee*           $3,500              N/A                 N/A          $ 3,500 for service on two
                                                                                            boards

William H. Cammack, Trustee             N/A                N/A                 N/A          $     0   for service on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------



*Messr. Walton's compensation reflects a starting date of June 19, 1998.



PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS
Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


COMPUTATION OF YIELD


SEVEN-DAY YIELD



The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the
                                                               365/7
following formula:  Effective Yield = [(Base Period Return + 1)     ] - 1.  The
current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.



The Tax-Exempt Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:




     TAX EQUIVALENT YIELD  =   (E)     + T
                             -------
                              (1-P)
          E = the portion of the yield which is tax-exempt
          P = stated income tax rate
          T = the portion of the yield which is taxable

For the 7-day period ended May 31, 1998, the Money Market Funds' current effective and tax equivalent yields were as follows:



---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                            7-DAY               7-DAY
                                                                        7-DAY           TAX EQUIVALENT      TAX EQUIVALENT
             FUND                    CLASS         7-DAY YIELD      EFFECTIVE YIELD         YIELD           EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund    Investor           4.95%              5.07%               N/A                  N/A
                                   ----------------------------------------------------------------------------------------
                                   Trust              5.11%              5.24%               N/A                  N/A

U.S. Government Securities         Investor           4.77%              4.88%               N/A                  N/A
                                   ----------------------------------------------------------------------------------------
Money Market Fund                  Trust              4.91%              5.03%               N/A                  N/A

Tax-Exempt Money Market Fund       Investor           3.16%              3.21%              5.23%                5.31%
                                   ----------------------------------------------------------------------------------------
                                   Trust              3.27%              3.32%              5.41%                5.50%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.





THIRTY-DAY YIELD


The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond and Equity Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:


                       6
Yield = (2 (a-b/cd + 1) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.




For the 30-day period ended May 31, 1998, yields on the Funds other than the Money Market Funds were as follows:



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 FUND                           CLASS OF SHARES          YIELD
--------------------------------------------------------------------------------
Investment Grade Bond Fund                      Trust Shares             5.48%
                                                --------------------------------
                                                Investor Shares          4.96%
                                                --------------------------------
                                                Flex Shares              4.61%
--------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund           Trust Shares             3.76%
                                                --------------------------------
                                                Investor Shares          3.24%
                                                --------------------------------
                                                Flex Shares              2.92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 FUND                           CLASS OF SHARES          YIELD
--------------------------------------------------------------------------------
Short-Term Bond Fund                            Trust Shares             5.37%
                                                --------------------------------
                                                Investor Shares          5.06%
                                                --------------------------------
                                                Flex Shares              4.86%
--------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                    Trust Shares             3.91%
                                                --------------------------------
                                                Investor Shares          3.57%
                                                --------------------------------
                                                Flex Shares              3.22%
--------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                    Trust Shares             3.89%
                                                --------------------------------
                                                Investor Shares          3.55%
                                                --------------------------------
                                                Flex Shares              3.22%
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund        Trust Shares             4.97%
                                                --------------------------------
                                                Investor Shares          4.78%
                                                --------------------------------
                                                Flex Shares              4.56%
--------------------------------------------------------------------------------
U.S. Government Securities Fund                 Trust Shares             5.64%
                                                --------------------------------
                                                Investor Shares          4.99%
                                                --------------------------------
                                                Flex Shares              4.73%
--------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund   Trust Shares             5.54%
                                                --------------------------------
                                                Investor Shares          5.15%
                                                --------------------------------
                                                Flex Shares              4.95%
--------------------------------------------------------------------------------
Capital Growth Fund                             Trust Shares              .33%
                                                --------------------------------
                                                Investor Shares           ----
                                                --------------------------------
                                                Flex Shares               ----
--------------------------------------------------------------------------------
Sunbelt Equity Fund                             Trust Shares              ----
                                                --------------------------------
                                                Investor Shares           ----
                                                --------------------------------
                                                Flex Shares                ---
--------------------------------------------------------------------------------
Value Income Stock Fund                         Trust Shares             1.70%
                                                --------------------------------
                                                Investor Shares          1.32%
                                                --------------------------------
                                                Flex Shares               .64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 FUND                           CLASS OF SHARES          YIELD
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                             Trust Shares               ---
                                                --------------------------------
                                                Investor Shares            ---
                                                --------------------------------
                                                Flex Shares                ---
--------------------------------------------------------------------------------
Balanced Fund                                   Trust Shares             2.19%
                                                --------------------------------
                                                Investor Shares          1.83%
                                                --------------------------------
                                                Flex Shares              1.15%
--------------------------------------------------------------------------------
Small Cap Equity Fund                           Trust Shares              .88%
                                                --------------------------------
                                                Investor Shares             **
                                                --------------------------------
                                                Flex Shares               .18%
--------------------------------------------------------------------------------
Emerging Markets Equity Fund                    Trust Shares               ---
--------------------------------------------------------------------------------
International Equity Fund                       Trust Shares               ---
                                                --------------------------------
                                                Investor Shares            ---
                                                --------------------------------
                                                Flex Shares                ---
--------------------------------------------------------------------------------
International Equity Index Fund                 Trust Shares               ---
                                                --------------------------------
                                                Investor Shares            ---
                                                --------------------------------
                                                Flex Shares                ---
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund                     Trust Shares                 *
                                                --------------------------------
                                                Investor Shares             **
                                                --------------------------------
                                                Flex Shares                  *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                 Trust Shares                 *
                                                --------------------------------
                                                Investor Shares             **
                                                --------------------------------
                                                Flex Shares                  *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



*Not in operation during the period.


**Not offered in this class.



The Tax-Exempt Bond Funds' "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

     TAX EQUIVALENT YIELD  =   (E)     + T
                             -------
                              (1-P)
          E = the portion of the yield which is tax-exempt
          P = stated income tax rate
          T = the portion of the yield which is taxable



Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.0%.



For the 30-day period ended May 31, 1998, the tax-equivalent yields for the Trust Shares were as follows: for the Investment Grade Tax-Exempt Bond Fund - 6.23%, Georgia Tax-Exempt Bond Fund - 7.15%, and Florida Tax-Exempt Bond Fund -6.47%.



For the 30-day period ended May 31, 1998, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - 5.36%, Georgia Tax-Exempt Bond Fund - 6.53%, and Florida Tax-Exempt Bond Fund - 5.91%.



For the 30-day period ended May 31, 1998, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - 4.83%, Georgia Tax-Exempt Bond Fund - 5.92%, and Florida Tax-Exempt Bond Fund - 5.33%.



Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.



CALCULATION OF TOTAL RETURN

From time to time, the Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Balanced and Equity Funds may advertise total return. In particular, total return will
                                                            n
be calculated according to the following formula: P (1 + T) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1998 and for the one-year, three year, and five-year periods ended May 31, 1998 were as follows:



------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                    ----------------------------------------------------
                      FUND                                          ONE YEAR     THREE YEARS     FIVE YEARS      SINCE
                                                   CLASS                                                       INCEPTION
------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                  Trust(1)             5.22%         5.16%          4.63%         4.35%
                                                 -----------------------------------------------------------------------
                                                 Investor(1)          5.04%         4.99%          4.45%         4.17%
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund     Trust(1)             5.04%         5.00%          4.49%         4.21%
                                                 -----------------------------------------------------------------------
                                                 Investor(1)          4.90%         4.86%          4.34%         4.06%
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                     Trust(1)             3.21%         3.19%          2.95%         2.81%
                                                 -----------------------------------------------------------------------
                                                 Investor(1)          3.09%         3.07%          2.83%          2.70%
------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                       Trust(3)            10.92%         7.27%          6.63%         7.04%
                                                 -----------------------------------------------------------------------
                                                 Investor--           6.31%         5.50%          5.43%         6.05%
                                                 With Sales
                                                 Load(2)
                                                 -----------------------------------------------------------------------
                                                 Investor--          10.49%         6.85%          6.25%         6.73%
                                                 Without Sales
                                                 Load(2)
                                                 -----------------------------------------------------------------------
                                                 Flex--               7.99%           *              *           6.19%
                                                 With Sales
                                                 Load(25)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without        9.99%           *              *           6.19%
                                                 Sales Load(25)
------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund            Trust(5)             8.57%         7.17%          7.17%         6.59%

                                                 Investor--           3.98%         5.36%          6.26%         7.16%
                                                 With Sales
                                                 Load(4)
                                                 -----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                    ----------------------------------------------------
                      FUND                                          ONE YEAR     THREE YEARS     FIVE YEARS      SINCE
                                                 CLASS                                                         INCEPTION
------------------------------------------------------------------------------------------------------------------------
                                                 Investor--           8.05.%        6.71%          7.07%         7.84%
                                                 Without Sales
                                                 Load(4\)
                                                 -----------------------------------------------------------------------
                                                 Flex--With           5.50%           *              *           6.20%
                                                 Sales Load(26)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without        7.50%           *              *           6.20%
                                                 Sales Load(26)
------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                             Trust(7)             7.31%         6.01%          5.51%         5.47%
                                                 -----------------------------------------------------------------------
                                                 Investor--           5.07%         5.10%          4.89%         4.75%
                                                 With Sales
                                                 Load(8)
                                                 -----------------------------------------------------------------------
                                                 Investor--           7.19%         5.79%          5.31%         5.17%
                                                 Without Sales
                                                 Load(8)
                                                 -----------------------------------------------------------------------
                                                 Flex--With           4.84%           *              *           5.42%
                                                 Sales Load(28)
                                                 -----------------------------------------------------------------------
                                                 Flex-Without         6.84%           *              *           5.42%
                                                 Sales Load(28)
------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                     Trust(10)            8.77%         6.60%            *           6.37%
                                                 -----------------------------------------------------------------------
                                                 Investor--           4.40%         5.03%            *           5.21%
                                                 With Sales
                                                 Load(9)
                                                 -----------------------------------------------------------------------
                                                 Investor--          8.46%          6.39%            *           6.14%
                                                 Without Sales
                                                 Load(9)
                                                 -----------------------------------------------------------------------
                                                 Flex--With          6.04%            *              *           5.91%
                                                 Sales Load(26)
                                                 -----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                    ----------------------------------------------------
                      FUND                                          ONE YEAR     THREE YEARS     FIVE YEARS      SINCE
                                                 CLASS                                                         INCEPTION
------------------------------------------------------------------------------------------------------------------------
                                                 Flex--Without        8.04%          *               *           5.91%
                                                 Sales Load(26)
------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                     Trust(9)             8.37%         6.33%            *           4.84%
                                                 -----------------------------------------------------------------------
                                                 Investor--           4.19%         4.76%            *           3.76%
                                                 With Sales
                                                 Load(11)
                                                 -----------------------------------------------------------------------
                                                 Investor--           8.26%         6.12%            *           4.68%
                                                 Without Sales
                                                 Load(11)
                                                 -----------------------------------------------------------------------
                                                 Flex--With           5.74%           *              *           5.34%
                                                 Sales Load(31)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without        7.74%           *              *           5.34%
                                                 Sales Load(31)
------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund         Trust(7)             6.30%         5.60%          5.01%         4.89%
                                                 -----------------------------------------------------------------------
                                                 Investor--           4.97%         5.03%          4.62%         4.51%
                                                 With Sales
                                                 Load(6)
                                                 -----------------------------------------------------------------------
                                                 Investor--           6.04%         5.38%           4.83%        4.71%
                                                 Without Sales
                                                 Load(6)
                                                 -----------------------------------------------------------------------
                                                 Flex--With           3.90%           *              *           4.96%
                                                 Sales Load(27)
                                                 Flex--Without        5.90%           *              *           4.96%
                                                 Sales Load(27)
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                  Trust(21)           10.76%         6.97%            *           7.73%
                                                 -----------------------------------------------------------------------
                                                 Investor--           6.10%         5.24%            *           6.09%
                                                 With Sales
                                                 Load(20)
                                                 -----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                    ----------------------------------------------------

                      FUND                                          ONE YEAR     THREE YEARS     FIVE YEARS      SINCE
                                                 CLASS                                                         INCEPTION
------------------------------------------------------------------------------------------------------------------------
                                                 Investor--          10.23%         6.59%            *           7.12%
                                                 Without Sales
                                                 Load(20)
                                                 -----------------------------------------------------------------------
                                                 Flex-With            7.78%           *              *           5.89%
                                                 Sales Load(23)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without        9.78%           *              *           5.89%
                                                 Sales Load(23)
------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund    Trust(23)            7.12%         6.13%            *           6.50%
                                                 -----------------------------------------------------------------------
                                                 Investor--           4.24%         5.01%            *           5.80%
                                                 With Sales
                                                 Load(22)
                                                 -----------------------------------------------------------------------
                                                 Investor--           6.95%         5.90%            *           6.51%
                                                 Without Sales
                                                 Load(22)
                                                 -----------------------------------------------------------------------
                                                 Flex--With           4.49%           *              *           5.46%
                                                 Sales Load(23)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without        6.49%           *              *           5.46%
                                                 Sales Load(23)
------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                              Trust1(3)           29.51%        27.69%         18.19%        18.16%
                                                 -----------------------------------------------------------------------
                                                 Investor--          23.85%        26.86%         16.54%        17.17%
                                                 With Sales
                                                 Load(4)
                                                 -----------------------------------------------------------------------
                                                 Investor--          28.71%        25.26%         17.43%        17.92%
                                                 Without Sales
                                                 Load(4)
                                                 -----------------------------------------------------------------------
                                                 Flex--With          26.12%           *              *          26.26%
                                                 Sales Load(26)
                                                 -----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                    ----------------------------------------------------
                      FUND                                          ONE YEAR     THREE YEARS     FIVE YEARS      SINCE
                                                 CLASS                                                         INCEPTION
------------------------------------------------------------------------------------------------------------------------
                                                 Flex--Without       28.12%           *              *        26.26%
                                                 Sales Load(26)
------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                              Trust(19)           23.86%        21.64%            *        14.45%
                                                 -----------------------------------------------------------------------
                                                 Investor--          18.62%        19.56%            *        12.94%
                                                 With Sales
                                                 Load(18)
                                                 -----------------------------------------------------------------------
                                                 Investor--          23.25%        21.10%            *        13.92%
                                                 Without Sales
                                                 Load(18)
                                                 -----------------------------------------------------------------------
                                                 Flex--With          20.48%           *              *        19.79%
                                                 Sales Load(29)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without       22.48%           *              *        19.79%
                                                 Sales Load(29)
------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                          Trust(15)           23.10%        24.37%         20.30%      19.66%
                                                 -----------------------------------------------------------------------
                                                 Investor--          18.13%        22.34%         18.89%      18.99%
                                                 With Sales
                                                 Load(14)
                                                 -----------------------------------------------------------------------
                                                 Investor--          22.71%        23.90%         19.80%      19.86%
                                                 Without Sales
                                                 Load(14)
                                                 -----------------------------------------------------------------------
                                                 Flex--With          19.76%           *              *        23.04%
                                                 Sales Load(26)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without       21.76%           *              *        23.04%
                                                 Sales Load(26)
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                              Trust(17)           21.14%        20.21%            *        16.40%
                                                 -----------------------------------------------------------------------
                                                 Investor--          16.07%        18.14%            *        14.79%
                                                 With Sales
                                                 Load(16)
                                                 -----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                    ----------------------------------------------------
                      FUND                                          ONE YEAR     THREE YEARS     FIVE YEARS      SINCE
                                                 CLASS                                                         INCEPTION
------------------------------------------------------------------------------------------------------------------------
                                                 Investor--          20.56%        19.66%            *          15.81%
                                                 Without Sales
                                                 Load(16)
                                                 -----------------------------------------------------------------------
                                                 Flex--With          17.80%           *              *          18.54%
                                                 Sales Load(29)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without       19.80%           *              *          18.54%
                                                 Sales Load(29)
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                    Trust(19)           22.15%        18.66%            *          14.05%
------------------------------------------------------------------------------------------------------------------------
                                                 Investor--          17.13%        16.77%            *          12.62%
                                                 With Sales
                                                 Load(18)
                                                 -----------------------------------------------------------------------
                                                 Investor--          21.72%        18.26%            *          13.60%
                                                 Without Sales
                                                 Load(18)
                                                 -----------------------------------------------------------------------
                                                 Flex--With          18.85%           *              *          17.29%
                                                 Sales Load(30)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without       20.85%           *              *          17.29%
                                                 Sales Load(30)
------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                            Trust(12)           23.59%           *              *          26.83%
                                                 -----------------------------------------------------------------------
                                                 Flex--With          20.29%           *              *          17.48%
                                                 Sales Load(35)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without       22.29%           *              *          19.52%
                                                 Sales Load(35)
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund                     Trust(12)          (15.74%)          *              *          (6.91%)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                    ----------------------------------------------------
                      FUND                                          ONE YEAR     THREE YEARS     FIVE YEARS      SINCE
                                                 CLASS                                                         INCEPTION
------------------------------------------------------------------------------------------------------------------------
International Equity Fund                        Trust(33)           21.87%           *              *          24.03%
                                                 -----------------------------------------------------------------------
                                                 Investor--          16.83%           *              *          20.39%
                                                 With Sales
                                                 Load(32)
                                                 -----------------------------------------------------------------------
                                                 Investor--          21.39%           *              *          22.33%
                                                 Without Sales
                                                 Load(32)
                                                 -----------------------------------------------------------------------
                                                 Flex--With          18.54%           *              *          21.57%
                                                 Sales Load(32)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without       20.54%           *              *          21.57%
                                                 Sales Load(32)
------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                  Trust(24)           25.82%        13.91%            *          11.04%
                                                 -----------------------------------------------------------------------
                                                 Investor--          20.54%        12.03%            *           9.53%
                                                 With Sales
                                                 Load(24)
                                                 -----------------------------------------------------------------------
                                                 Investor--          25.25%        13.47%            *          10.58%
                                                 Without Sales
                                                 Load(24)
                                                 -----------------------------------------------------------------------
                                                 Flex--Without       22.50%           *              *          12.82%
                                                 Sales Load(34)
                                                 -----------------------------------------------------------------------
                                                 Flex--With          24.50%           *              *          12.82%
                                                 Sales Load(34)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                      Trust                  *             *              *             *
                                                 -----------------------------------------------------------------------
                                                 Flex--With             *             *              *             *
                                                 Sales Load
                                                 -----------------------------------------------------------------------
                                                 Flex--Without          *             *              *             *
                                                 Sales Load
------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                  Trust                  *             *              *             *
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                 Flex--With             *             *              *             *
                                                 Sales Load
------------------------------------------------------------------------------------------------------------------------
                                                 Flex--Without          *             *              *             *
                                                 Sales Load
------------------------------------------------------------------------------------------------------------------------



 1  Commenced operations 6/8/92
 2  Commenced operations 6/11/92
 3  Commenced operations 7/16/92
 4  Commenced operations 6/9/92
 5  Commenced operations 10/21/93
 6  Commenced operations 3/18/93
 7  Commenced operations 3/15/93
 8  Commenced operations 3/22/93
 9  Commenced operations 1/18/94
10  Commenced operations 1/25/94
11  Commenced operations 1/19/94
12  Commenced operations 1/31/97
13  Commenced operations 7/1/92
14  Commenced operations 2/17/93
15  Commenced operations 2/12/93
16  Commenced operations 2/1/94
17  Commenced operations 2/2/94
18  Commenced operations 1/4/94
19  Commenced operations 1/3/94
20  Commenced operations 6/9/94
21  Commenced operations 7/31/94
22  Commenced operations 7/17/94
23  Commenced operations 6/7/94
24  Commenced operations 6/6/94
25  Commenced operations 6/1/95
26  Commenced operations 6/2/95
27  Commenced operations 6/22/95
28  Commenced operations 6/20/95
29  Commenced operations 6/5/95
30  Commenced operations 6/14/95
31  Commenced operations 6/7/95
32  Commenced operations 1/2/96
33  Commenced operations 12/1/95
34  Commenced operations 6/8/95
35  Commenced operations 6/5/97
36  Commenced operations 6/6/97



*Fund not in operation for entire  period.






PURCHASING SHARES



Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.




REDEEMING SHARES


A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.


A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.
In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond, Short-Term U.S. Treasury Securities and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX


In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.






In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.


If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in the Prospectus, the Tax-Exempt Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular Federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% (with a maximum rate of 28%) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The

Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax. For tax years beginning after December 31, 1997, the Alternative Minimum Tax is repealed for certain corporations.

Distributions of exempt-interest dividends may result in additional Federal income tax consequences to shareholders in Tax-Exempt Funds. For example, interest on indebtedness incurred by Shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A Tax-Exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.

Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:
First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If any of the International Equity Index, International Equity, and Emerging Markets Equity Funds meets the Distribution Requirement, and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, each Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in a Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If any of the three above-mentioned Funds make the election, such Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity Index, International Equity, and Emerging Markets Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by Funds (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Funds to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.




For the fiscal year ended May 31, 1998, the Funds paid the following brokerage commissions with respect to portfolio transactions:

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                              TOTAL $ AMOUNT OF       TOTAL $ AMOUNT OF        % OF TOTAL BROKERAGE         % OF TOTAL BROKERED
                                 BROKERAGE                BROKERAGE             COMMISSIONS PAID TO        TRANSACTIONS EFFECTED
                              COMMISSIONS PAID       COMMISSIONS PAID TO     AFFILIATED BROKERS IN FYE      THROUGH AFFILIATED
                               IN FYE 5/31/98         AFFILIATES IN FYE             5/31/98(2)             BROKERS FYE 5/31/98(3)
                                                         5/31/98(1)



            FUND
----------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money           $    165,811             $   165,811                     100%                        100%
Market Fund

U.S. Government               $    151,183             $   151,183                     100%                        100%
Securities Money Market
Fund

Tax-Exempt Money Market       $          0             $         0                       0%                          0%
Fund

Investment Grade Bond         $     14,956             $    14,956                     100%                        100%
Fund

Investment Grade Tax-         $      5,295             $     5,295                     100%                        100%
Exempt Bond Fund

Capital Growth Fund           $  5,416,600             $    77,348                    1.43%                       27.4%

Value Income Stock Fund       $  5,107,117             $    68,315                    1.34%                       32.8%

Short-Term Bond Fund          $          0             $         0                       0%                          0%

Short-Term U.S. Treasury      $          0             $         0                       0%                          0%
Securities Fund

Sunbelt Equity Fund           $    783,859             $     2,997                    0.38%                       55.6%

Balanced Fund                 $    378,975             $     7,126                    1.88%                       50.1%

Mid-Cap Equity Fund           $  1,029,108             $    11,115                    1.08%                       46.6%

Florida Tax-Exempt Bond       $          0             $         0                       0%                          0%
Fund

Georgia Tax-Exempt Bond       $        423             $       423                     100%                        100%
Fund

U.S. Government               $          0             $         0                       0%                          0%
Securities Fund

Limited-Term Federal          $      1,295             $     1,295                     100%                        100%
Mortgage Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                              TOTAL $ AMOUNT OF       TOTAL $ AMOUNT OF        % OF TOTAL BROKERAGE         % OF TOTAL BROKERED
                                 BROKERAGE                BROKERAGE             COMMISSIONS PAID TO        TRANSACTIONS EFFECTED
                              COMMISSIONS PAID       COMMISSIONS PAID TO     AFFILIATED BROKERS IN FYE      THROUGH AFFILIATED
                               IN FYE 5/31/98         AFFILIATES IN FYE             5/31/98(2)             BROKERS FYE 5/31/98(3)
                                                         5/31/98(1)



            FUND
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund         $    967,876             $     5,851                    0.60%                         50%

Emerging Markets Equity       $    252,185             $         0                       0%                          0%
Fund

International Equity          $     21,888             $         0                       0%                          0%
Index Fund

International Equity Fund     $  3,098,062             $         0                       0%                          0%

Small Cap Growth Stock                *                       *                          *                            *
Fund

Tax Sensitive Growth                 *                        *                          *                            *
Stock Fund
----------------------------------------------------------------------------------------------------------------------------------



1. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co., the Trust's prinicpal underwriter.



     For the fiscal years ended May 31, 1997 and 1996, the Funds paid the following brokerage commissions with respect to portfolio transactions:



-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                            TOTAL $ AMOUNT OF BROKERAGE              TOTAL $ AMOUNT OF BROKERED
                                                 COMMISSIONS PAID                  COMMISSIONS PAID TO AFFILIATES
                                         ------------------------------------------------------------------------
                                             1997             1996                      1997              1996
             FUND
-----------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund          $   122,053       $         0             $   122,053       $         0

U.S. Government Securities Money         $   141,850       $         0             $   141,850       $         0
Market Fund

Tax-Exempt Money Market Fund             $         0       $         0             $         0       $         0

Investment Grade Bond Fund               $    17,502       $         0             $    17,502       $         0

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                            TOTAL $ AMOUNT OF BROKERAGE              TOTAL $ AMOUNT OF BROKERED
                                                 COMMISSIONS PAID                  COMMISSIONS PAID TO AFFILIATES
                                         ------------------------------------------------------------------------
                                             1997             1996                      1997              1996
             FUND
-----------------------------------------------------------------------------------------------------------------

Investment Grade Tax-Exempt Bond Fund    $     3,552       $         0             $     3,552       $         0

Short-Term Bond Fund                     $         0       $         0             $         0       $         0

Short-Term U.S. Treasury Securities      $         0       $         0             $         0       $         0
Fund

Florida Tax-Exempt Bond Fund             $       169       $         0             $       169       $       200

Georgia Tax-Exempt Bond Fund             $       201       $         0             $       201       $       135

U.S. Government Securities Fund          $         0       $         0             $         0       $         0

Limited-Term Federal Mortgage            $     2,053       $         0             $     2,053       $        73
Securities Fund

Capital Growth Fund                      $ 3,228,364       $ 3,339,393             $ 3,228,364       $    34,827

Sunbelt Equity Fund                      $   903,669       $   904,698             $   903,669       $     5,202

Value Income Stock Fund                  $ 4,600,079       $ 4,325,977             $ 4,600,079       $    37,379

Mid-Cap Equity Fund                      $ 1,090,559       $   191,298             $ 1,090,559       $    18,224

Balanced Fund                            $   195,918       $   169,222             $   195,918       $     4,280

Small Cap Equity Fund                    $   229,856               *               $   229,856               *

Emerging Markets Equity Fund             $   144,635               *               $         0               *

International Equity Index Fund          $    94,672       $ 1,532,834             $         0        $       71

International Equity Fund                $ 2,875,911       $   129,411             $         0        $        0

Small Cap Growth Stock Fund                      *                 *                       *                  *

Tax Sensitive Growth Stock Fund                  *                 *                       *                  *
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------






*Not in operation during the period.



For the fiscal years ended May 31, 1998 and 1997, the portfolio turnover rate for each of the non-money market Funds was as follows:



------------------------------------------------------------------------
------------------------------------------------------------------------
                                                       TURNOVER RATE
                                                   ---------------------
                 FUND                              1998             1997
------------------------------------------------------------------------
Investment Grade Bond Fund                         109%             298%

Investment Grade Tax-Exempt Bond Fund              378%             489%

------------------------------------------------------------------------
------------------------------------------------------------------------
                                                       TURNOVER RATE
                                                   ---------------------
                 FUND                              1998             1997
------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund            39%              93%

Short-Term Bond Fund                                87%             118%

U.S. Government Securities Fund                     14%              21%

Limited-Term Federal Mortgage Securities Fund      163%             133%

Florida Tax-Exempt Bond Fund                        69%             135%

Georgia Tax-Exempt Bond Fund                         7%              15%

Capital Growth Fund                                194%             141%

Value Income Stock Fund                             99%             105%

Mid-Cap Equity Fund                                129%             152%

Small-Cap Equity Fund                               55%              27%

Balanced Fund                                      154%             197%

Sunbelt Equity Fund                                 70%              72%

Emerging Markets Equity                             74%              24%

International Equity Fund                          108%             139%

International Equity Index Fund                      1%               2%

Small Cap Growth Stock Fund                          *                *

Tax Sensitive Growth Stock Fund                      *                *
------------------------------------------------------------------------
------------------------------------------------------------------------



*Not in operation during the period.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.



YEAR 2000



The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it expects its system to accommodate the year 2000 without material adverse consequences to the Trust. While it is likely that such assurances will be obtained, the Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.


5% AND 25% SHAREHOLDERS


As of July 14, 1998, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.


TRUST SHARES

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
Prime Quality Money Market Fund      SunTrust Bank, Atlanta           1,771,602,838.6700               95.70
                                     P.O. Box 105504
                                     Atlanta, GA 30348

US Government Securities Money       SunTrust Bank, Atlanta             422,353,070.5500               98.15
Market Fund                          P.O. Box 105504
                                     Atlanta, GA 30348

Tax Exempt Money Market Fund         SunTrust Bank, Atlanta             545,665,981,0300              100.00
                                     P.O. Box 105504
                                     Atlanta, GA 30348

Investment Grade Bond Fund           Trustman                            48,241,619,6730               65.80
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                            16,573,843.1970               22.61
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             4,822,641.7760                6.58
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Investment Grade Tax Exempt Bond     Trustman                             7,960,908.5930               61.59
Fund                                 Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             3,199,304.7600               24.75
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
                                     Trustman                             1,765,397.9590               13.66
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Capital Growth Fund                  Trustman                            57,503,738.9520               63.00
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                            19,503,941.5190               21.37
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Value Income Stock Fund              Trustman                            72,277,511.3130               60.14
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                            28,391,563.0480               23.62
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Short-Term U.S. Treasury Securities  Trustman                             2,129,919.1430               44.62
Fund                                 Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             1,834,564.6530               38.43
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
                                     Trustman                               684,962.2520               14.35
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Short-Term Bond Fund                 Trustman                             5,747,258.8000               46.25
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870
                                     Trustman                             5,639,917.0680               43.21
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Sunbelt Equity Fund                  Trustman                            16,392,594.6100               59.45
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             6,526,198.6690               23.67
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             1,433,567.4920                5.20
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
Mid-Cap Equity Fund                  Trustman                            12,589,416.6140               53.52
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             8,827,011.0380               37.52
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Balanced Fund                        Trustman                             9,513,571.4340               63.33
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Florida Tax-Exempt Bond Fund         Trustman                             6,516,097.0450               70.74
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             1,677,456.4180               18.21
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             1,018,316.3380               11.05
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Georgia Tax-Exempt Bond Fund         Trustman                             3,242,799.6550               46.21
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
                                     Trustman                             2,727,478.5660               38.87
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             1,046,579.0340               14.92
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

International Equity Index Fund      Trustman                             3,268.694.8160               79.05
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                               325,899.2180                7.88
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
International Equity Fund            Trustman                            25,150,125.1900               59.26
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                            13,976,121.7680               33.28
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                             2,422,779.7960                5.71
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

U.S. Government Securities Fund      Trustman                             1,687,909.2120               48.64
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                               933,284.3680               26.89
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                     Trustman                               817,640.7420               23.56
                                     Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

Limited Term Federal Mortgage        Trustman                             8,567,666.2610               62.45
Securities Fund                      Mail Center 3144
                                     P.O. Box 105870
                                     Atlanta, GA 30348-5870

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
                                    Trustman                             4,303,123.9380                31.36
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Emerging Markets Equity Fund        Trustman                             3,271,650.7040                84.77
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                               496,336.6320                12.86
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

Small Cap Equity Fund               Trustman                             17,708,443.010                58.94
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870

                                    Trustman                             9,468,242.5490                32.16
                                    Mail Center 3144
                                    P.O. Box 105870
                                    Atlanta, GA 30348-5870
INVESTOR SHARES
---------------
                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
Prime Quality Money Market Fund     BHC Securities Inc                  411,944,765.8000               84.25
                                    Attn:  Cash Sweeps Dept.
                                    2005 Market Street
                                    One Commerce Square, 11th Floor
                                    Philadelphia, PA 19103-7042

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
U.S. Government Securities Money    BHC Securities Inc                  28,381,956.9800               48.49
Market Fund                         Attn:  Cash Sweeps Dept.
                                    2005 Market Street
                                    One Commerce Square, 11th Floor
                                    Philadelphia, PA 19103-7042

                                    Akerman, Senterfitt & Eidson          5,194,830.9900                8.87
                                    Attorney Account
                                    P.O. Box 231
                                    Orlando, FL  32802-0231

Tax Exempt Money Market Fund        BHC Securities Inc                  116,228,508.4600               69.32
                                    Attn:  Cash Sweeps Dept.
                                    2005 Market Street
                                    One Commerce Square, 11th Floor
                                    Philadelphia, PA 19103-7042
                                    STCM                                   28,600,00.000               17.06
                                    Omnibus Account
                                    P.O. Box 4418, Ctr.3910
                                    Atlanta, GA 30302-4418

Investment Grade Bond Fund          BHC Securities Inc.                   1,678,711.9560               54.61
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square,
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
Investment Grade Tax-Exempt Bond    BHC Securities Inc.                     733,560.8630               31.01
Fund                                Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Capital Growth Fund                 BHC Securities Inc.                   6,981,000.2450               42.64
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Value Income Stock Fund             BHC Securities Inc.                   8,431,033.5060               56.79
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Short-Term U.S. Treasury            BHC Securities Inc.                    114,364.5720                40.50
Securities Fund                     Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
                                    Clarence A. Rittenhouse &               64,742.5960                22.92
                                    Margaret S. Rittenhouse
                                    JT WROS
                                    12993 Lampadaire Drive
                                    Creve Coeur, MO 63141-7361

                                    International Investment                50,179.3010                17.77
                                    Conference Inc.
                                    Attn:  Sandy Lawrence
                                    6310 Sunset Drive
                                    Miami, FL 33143-4823

Short-Term Bond Fund                BHC Securities Inc.                    132,052.2330                70.04
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA  19103-7042

                                    Bartow Memorial Hospital                12,854.2940                 6.82
                                    Foundation Inc.
                                    1239 East Main Street
                                    Bartow, FL  33830-5005

Sunbelt Equity Fund                 BHC Securities Inc.                  1,123,893.6480                55.50
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
Mid-Cap Equity Fund                 BHC Securities Inc.                  1,231,298.3630                69.56
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Balanced Fund                       BHC Securities Inc.                    428,666.5920                62.38
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA  19103-7042

Florida Tax-Exempt Bond Fund        BHC Securities Inc.                     99,276.5640                30.93
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                    Dexter Hawks &                          33,415.0370                10.41
                                    Joanne Hawks JT WROS
                                    26 Sea Lane - Cornfield Point
                                    Old Saybrook, CT 06745-1923

                                    Mildred Meinhart Rast                   31,390.8780                 9.78
                                    821 Lake Port Boulevard
                                    Apt. #A404
                                    Leesburg, FL 34748-7698

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
Georgia Tax-Exempt Bond Fund        BHC Securities Inc.                    195,517.1970                55.94
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                    Patrick J. Doran &                      30,776.5460                 8.80
                                    Norma R. Doran JTTEN
                                    2024 Fisher Trail NE
                                    Atlanta, GA 30345-3429

International Equity Index Fund     BHC Securities Inc.                    337,637.2930                70.20
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                    Community First National Bank           35,953.1240                 7.48
                                    RPO Tyler 401(k) RSP
                                    Attn:  Kathy Lindstrom
                                    Main At Broadway
                                    Fargo, ND  58103-1906

International Equity Fund           BHC Securities Inc.                    925,110.9480                77.11
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
U.S. Government Securities Fund     BHC Securities, Inc.                   288,086.2340                 95.44
                                    Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

Limited-Term Federal Mortgage       BHC Securities Inc.                    227,837.2670                 86.86
Securities Fund                     Trade House Account
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

FLEX SHARES
-----------
                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
         FUND                             --------                     ----------------             ----------
         ----                             ADDRESS
                                          -------
Short-Term U.S. Treasury            BHC Securities Inc.                     16,187,4670                11.07
Securities Fund                     FAO 21558256
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
                                    BHC Securities Inc.                     11,385.1660                 7.78
                                    FAO 20216122
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                    BHC Securities Inc.                      7,778.0200                 5.32
                                    FAO 21180400
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                    BHC Securities Inc.                      7,531.7030                 5.15
                                    FAO 20834830
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

Short-Term Bond Fund                BHC Securities Inc.                     23,074.0820                13.08
                                    FAO 21549889
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
                                    BHC Securities Inc.                      9,646.1260                 5.47
                                    FAO 21180400
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

Florida Tax-Exempt Bond Fund        BHC Securities, Inc.                   150,076.6860                16.35
                                    FAO 20439207
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA  19103-7042

                                    BHC Securities Inc.                     50,204.2460                 5.47
                                    FAO 20951046
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

Georgia Tax-Exempt Bond Fund        BHC Securities Inc.                     70,480.8470                 8.16
                                    FAO 21141197
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                          NAME AND                     NUMBER OF SHARES             % OF CLASS
              FUND                        --------                     ----------------             ----------
              ----                        ADDRESS
                                          -------
International Equity Index Fund     BHC Securities Inc.                     28,461.6380                25.08
                                    FAO 20519082
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA 19103-7042

                                    BHC Securities, Inc.                     5,833.0970                 5.14
                                    FAO 21119083
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA  19103-7042

U.S. Government Securities Fund     BHC Securities, Inc.                    23,978.8070                 5.82
                                    FAO 21180443
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street, Suite 1200
                                    Philadelphia, PA  19103-7042

Limited-Term Federal Mortgage       BHC Securities Inc.                     11,214.5540                 7.45
Securities Fund                     FAO 21838525
                                    Attn:  Mutual Funds Dept
                                    One Commerce Square
                                    2005 Market Street
                                    Philadelphia, PA 19103-7042

EXPERTS



The financial statements as of May 31, 1998 have been audited by Arthur Anderen, LLP, Independent Public Accountants, as indicated in their report dated July 24, 1998 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                       REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
  STI Classic Funds:

We have audited the accompnaying statements of net assets of the Value Income Stock, Mid-Cap Equity, Small Cap Equity, Capital Growth, Balanced, Emerging Markets Equity, International Equity Index, International Equity, Sunbelt Equity, Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Investment Grade Bond, Short-Term Bond, Short-Term U.S. Treasury Securities, Limited-Term Federal Mortgage Securities, and U.S. Government Securities Funds of STI Classic Funds (the "Trust") as of May 31, 1998, and the related statemnets of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on thes financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards requires that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlighs are free of material misstatement. An audit inclludes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with th ecustodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audity also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Value Income Stock, Mid-Cap Equity, Small Cap Equity, Capital Growth, Balanced, Emerging Markets Equity, International Equity Index, International Equity, Sunbelt Equity, Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Investment Grade Bond, Short-Term Bond, Short-Term U.S. Treasury Securities, Limited-Term Federal Mortgage Securities, and U.S. Government Securities Funds of STI Classic Funds as of May 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity wioth generally accepted accounting principles.




ARTHUR ANDERSON LLP



Philadelphia, PA
July 24, 1998

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


VALUE INCOME STOCK FUND
-----------------------------------------------------------

                                      SHARES   VALUE (000)
-----------------------------------------------------------
COMMON STOCKS (92.3%)
BASIC MATERIALS (12.4%)
   Allegheny Teledyne               1,064,900  $    24,759
   B.F. Goodrich                      305,400       15,652
   Consolidated Papers                573,400       16,593
   Eastman Chemical                   309,800       20,757
   Engelhard                        1,110,600       23,114
   Hercules                           473,300       20,855
   Morton International               387,900       11,807
   Nalco Chemical                     196,500        7,369
   PPG Industries                     218,700       15,938
   Reynolds Metals                    517,100       29,992
   Sonoco Products                    555,830       19,419
   Union Camp                         263,200       14,394
   Weyerhaeuser                       355,900       18,084
   Witco Chemical                     277,800       10,539
   Worthington Industries             776,800       13,691
                                               -----------
                                                   262,963
                                               -----------
CAPITAL GOODS (12.0%)
   AMP                                830,000       31,540
   Cooper Industries                  246,300       15,856
   Crown Cork & Seal                  652,400       33,843
   Federal Signal                     737,600       16,504
   General Signal                     359,800       14,797
   Harris                             440,000       21,202
   Johnson Controls                   283,200       16,850
   National Service Industries        189,700        9,675
   Pall                             1,367,500       27,094
   Tecumseh Products, Cl A            308,300       15,376
   Tenneco                            686,900       28,592
   Thomas & Betts                     423,300       22,620
                                               -----------
                                                   253,949
                                               -----------
COMMUNICATION SERVICES (5.4%)
   Alltel                             790,300       31,167
   Ameritech                          967,300       41,050
   Frontier                           347,500       10,577
   GTE                                553,900       32,299
                                               -----------
                                                   115,093
                                               -----------
CONSUMER CYCLICALS (8.7%)
   American Greetings, Cl A           442,300  $    21,009
   Genuine Parts                      607,600       20,620
   H & R Block                        517,100       22,752
   ITT Industries                     562,300       20,735
   J.C. Penney                        312,600       22,449
   May Department Stores              500,000       32,156
   TRW                                535,200       28,667
   Wallace Computer Services          585,500       15,662
                                               -----------
                                                   184,050
                                               -----------
CONSUMER STAPLES (16.4%)
   American Stores                  1,395,200       34,793
   Anheuser Busch                     693,700       31,867
   Bestfoods                          412,800       23,297
   ConAgra                          1,701,700       49,775
   Food Lion, Cl A                    984,100        9,533
   General Mills                      474,600       32,391
   Hormel Foods                       348,600       11,722
   International Flavors &
      Fragrances                      697,700       33,490
   Kimberly Clark                     996,800       49,404
   McCormick                          470,900       15,775
   R.R. Donnelley & Sons              325,300       14,638
   Rubbermaid                         527,300       17,203
   Seagram                            511,300       22,465
                                               -----------
                                                   346,353
                                               -----------
ENERGY (9.9%)
   Atlantic Richfield                 419,900       33,120
   Kerr-McGee                         402,900       25,483
   Mobil                              533,100       41,582
   Murphy Oil                         443,000       22,288
   Texaco                             776,000       44,814
   Unocal                           1,209,800       43,099
                                               -----------
                                                   210,386
                                               -----------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
FINANCIALS (13.7%)
   American Financial Group           393,600  $    17,786
   American General                   309,400       20,768
   AmSouth Bancorp                    401,175       15,420
   BankBoston                         153,800       16,207
   Chase Manhattan Bank               117,600       15,986
   Cigna                              603,900       41,367
   Crestar Financial                  284,900       16,364
   Hibernia, Cl A                     813,200       17,077
   Jefferson-Pilot                    278,100       15,921
   Magna Group                        173,100        9,618
   Safeco                             682,300       31,727
   TIG Holdings                       429,600       10,633
   Transamerica                       180,600       20,769
   Union Planters                     250,700       14,666
   Wells Fargo                         51,700       18,690
   Willis Corroon PLC, ADR            577,000        7,465
                                               -----------
                                                   290,464
                                               -----------
HEALTH CARE (6.1%)
   Baxter International               612,600       35,033
   C.R. Bard                          687,500       23,848
   Mallinckrodt                       660,000       20,336
   Pharmacia Upjohn ADR             1,110,200       49,057
                                               -----------
                                                   128,274
                                               -----------
TECHNOLOGY (0.9%)
   EG&G                               582,700       18,355
                                               -----------
UTILITIES (6.8%)
   Cinergy                            553,300       17,879
   Consolidated Natural Gas           570,300       32,258
   GPU                                562,200       21,645
   Pacificorp                         664,500       15,325
   Questar                            315,100       12,781
   Scana                              679,500       19,578
   Sonat                              623,100       24,418
                                               -----------
                                                   143,884
                                               -----------


-----------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
-----------------------------------------------------------
Total Common Stocks
     (Cost $1,754,836)                         $ 1,953,771
                                               -----------
REPURCHASE AGREEMENTS (8.1%)
   Deutsche Bank
     5.58%, dated 05/29/98,
     matures 06/01/98,
     repurchase price $77,181,210
     (collateralized by FHLMC
     obligation: total market
     value $78,688,244) (H)         $77,145         77,145
   Salomon Brothers
     5.58%, dated 05/29/98,
     matures 06/01/98, repurchase
     price $93,672,579
     (collateralized by various
     FHLMC and FNMA obligations:
     total market value
     $102,625,423) (H)               93,629         93,629
                                               -----------
Total Repurchase Agreements
     (Cost $170,774)                               170,774
                                               -----------
Total Investments (100.4%)
   (Cost $1,925,610)                             2,124,545
                                               -----------
OTHER ASSETS AND LIABILITIES,
 NET (-0.4%)                                        (8,006)
                                               -----------

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


VALUE INCOME STOCK FUND--CONCLUDED
-----------------------------------------------------------

                                                VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 124,116,815
   outstanding shares of beneficial interest    $1,362,503
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 15,185,947
   outstanding shares of beneficial interest       173,234
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 13,126,024
   outstanding shares of beneficial interest       174,097
Undistributed net investment income                  6,050
Accumulated net realized gain on investments       201,720
Unrealized appreciation on investments             198,935
                                                ----------
Total Net Assets (100.0%)                       $2,116,539
                                                ----------
                                                ----------


-----------------------------------------------------------

                                                  VALUE
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares              $    13.90
                                                ----------
                                                ----------
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                 $    13.87
                                                ----------
                                                ----------

Maximum Offering Price Per Share --
   Investor Class ($13.87 / 96.25%)             $    14.41
                                                ----------
                                                ----------

Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)           $    13.75
                                                ----------
                                                ----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE.  FOR
    A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO
    THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FOR DESCRIPTIONS OF
    ABBREVIATIONS, PLEASE SEE PAGE 95.

-----------------------------------------------------------
-----------------------------------------------------------

MID-CAP EQUITY FUND
-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
COMMON STOCKS (97.8%)
CAPITAL GOODS (11.9%)
   Allied Waste Industries*           515,700    $  13,666
   Danka Business Systems ADR         172,400        2,909
   Herman Miller                      209,100        5,789
   Hubbell, Cl B                       93,100        4,382
   U.S. Filter*                       494,400       15,048
   Watsco                             126,600        3,719
                                                 ---------
                                                    45,513
                                                 ---------
COMMUNICATION SERVICES (1.0%)
   LCI International*                 100,400        3,759
                                                 ---------
CONSUMER CYCLICALS (23.3%)
   Barnes & Noble*                    119,100        4,035
   BJ's Wholesale Club*               167,400        6,612
   Borders Group*                     170,100        5,273
   Ethan Allen Interiors              108,700        5,469
   Family Dollar Stores               330,800        5,479
   Harley-Davidson                    292,500       10,457
   International Speedway*            120,800        3,684
   Just for Feet*                     104,800        2,299
   Men's Wearhouse*                   234,900       10,013
   Norrell                            186,700        4,212
   Office Depot*                       82,000        2,419
   Radiant Systems*                   160,700        2,642
   Ralph Lauren*                      240,600        7,338
   Saks Holdings*                     214,300        5,049
   Samsonite*                         169,400        4,870
   Staff Leasing*                     125,400        3,574
   West Marine*                       289,400        5,553
                                                 ---------
                                                    88,978
                                                 ---------
CONSUMER STAPLES (13.3%)
   Avis Rent A Car*                   283,300        6,870
   Cracker Barrel Old Country Stores  218,300        7,040
   Dial                               233,400        5,791
   Hannaford Brothers                  94,300        4,167
   Interstate Bakeries                318,700       10,278
   Papa John's International*         189,300        7,880
   US Foodservice*                    126,600        4,194
   Wendy's International              189,200        4,671
                                                 ---------
                                                    50,891
                                                 ---------
ENERGY (8.5%)
   Anadarko Petroleum                  46,100        3,043
   EEX*                               628,200        6,203
   National-Oilwell Inc*               58,100        2,030
   Newpark Resources*                 316,800        5,762
   Santa Fe International             112,200        3,913
   Valero Energy                      166,300        5,426
   Western Atlas*                      69,600        6,025
                                                 ---------
                                                    32,402
                                                 ---------
FINANCIALS (8.5%)
   Colonial Bancgroup                 158,200        5,122
   Dime Bancorp                       197,800        5,773
   First Security                     277,162        6,305
   First Virginia Banks                73,200        3,825
   Hibernia, Cl A                     225,700        4,740
   North Fork Bancorporation          234,300        5,638
   Western Bancorp                     21,500          924
                                                 ---------
                                                    32,327
                                                 ---------
HEALTH CARE (12.3%)
   Acuson Corp*                       358,300        6,852
   Allergan                            46,700        1,961
   Biogen*                             82,800        3,643
   DePuy*                             126,500        3,779
   Dura Pharmaceuticals*              236,000        6,151
   Jones Pharmaceuticals              208,500        6,411
   Mylan Laboratories                 211,200        6,336
   Quorum Health Group*                65,100        1,957
   Watson Pharmaceuticals*            229,800       10,054
                                                 ---------
                                                    47,144
                                                 ---------

STATEMENT OF NET ASSETS
------------------------------------------------------------
------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


MID-CAP EQUITY FUND--CONCLUDED
------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000) VALUE (000)
------------------------------------------------------------
TECHNOLOGY (15.3%)
   ADC Telecommunications*            290,900    $   8,182
   Fiserv*                            135,200        7,973
   Flextronics International*         223,200        8,844
   Intuit*                             82,900        3,928
   Networks Associates*               165,240       10,121
   PMT Services*                      248,200        4,840
   Sawtek*                            351,100        9,008
   Teradyne*                          183,300        5,636
                                                 ---------
                                                    58,532
                                                 ---------
TRANSPORTATION (3.0%)
   CNF Transportation                 164,600        6,759
   Sanmina*                            59,400        4,626
                                                 ---------
                                                    11,385
                                                 ---------
UTILITIES (0.7%)
   Southwest Gas                      117,000        2,559
                                                 ---------
Total Common Stocks
     (Cost $333,621)                               373,490
                                                 ---------
REPURCHASE AGREEMENT (3.9%)
   Merrill Lynch
     5.53%, dated 05/29/98, matures
     06/01/98, repurchase price
     $14,779,462 (collateralized by
     GNMA obligation: total market
     value $15,068,947) (H)           $14,773       14,773
                                                 ---------
Total Repurchase Agreement
     (Cost $14,773)                                 14,773
                                                 ---------
Total Investments (101.7%)
   (Cost $348,394)                                 388,263
                                                 ---------
OTHER ASSETS AND LIABILITIES,
 NET (-1.7%)                                        (6,466)
                                                 ---------


-----------------------------------------------------------

                                                VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 24,497,672
   outstanding shares of beneficial interest     $ 273,201
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 1,823,608
   outstanding shares of beneficial interest        20,703
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 1,418,645
   outstanding shares of beneficial interest        18,063
Accumulated net operating loss                          (1)
Accumulated net realized gain on investments        29,962
Net unrealized appreciation on investments          39,869
                                                 ---------
Total Net Assets 100.0%                          $ 381,797
                                                 ---------
                                                 ---------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   13.79
                                                 ---------
                                                 ---------
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                  $   13.67
                                                 ---------
                                                 ---------
Maximum Offering Price Per Share --
   Investor Class ($13.67 / 96.25%)              $   14.20
                                                 ---------
                                                 ---------
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)            $   13.42
                                                 ---------
                                                 ---------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A
    DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO
    THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FORDESCRIPTIONS OF ABBREVIATIONS,
    PLEASE SEE PAGE 95.

-----------------------------------------------------------
-----------------------------------------------------------


SMALL CAP EQUITY FUND
-----------------------------------------------------------

                                      SHARES     VALUE (000)
-----------------------------------------------------------
COMMON STOCKS (93.2%)
BASIC MATERIALS (15.5%)
   Ameron                              78,500    $   4,720
   Carpenter Technology               159,900        8,475
   Columbus Mckinnon                   94,400        2,749
   Commonwealth Industries            299,000        4,373
   General Chemical Group             184,400        4,702
   H. B. Fuller                       105,700        6,619
   Jannock Limited                    242,900        3,340
   Lilly Industries, Cl A             327,500        6,386
   Madeco ADR                         241,800        3,083
   Quimica y Minera Chile ADR         193,200        6,653
   Texas Industries                   190,400       11,305
   Wausau-Mosinee Paper               205,000        4,382
                                                 ---------
                                                    66,787
                                                 ---------
CAPITAL GOODS (13.4%)
   A.M. Castle                        189,700        4,268
   American Woodmark                  132,000        3,663
   Belden                             104,600        4,151
   DT Industries                      112,800        3,268
   Furon                              204,700        3,262
   General Binding                     15,100          515
   Hardinge                            64,300        2,540
   Kaman                              262,400        4,822
   LSI Industries                     133,300        2,749
   Regal Beloit                       409,500       13,360
   Rock Tenn, Cl A                    158,000        2,321
   Toro                                88,800        3,102
   Valmont Industries                 232,400        4,648
   Watts Industries, Cl A             214,900        5,010
                                                 ---------
                                                    57,679
                                                 ---------
CONSUMER CYCLICALS (23.1%)
   Brown Group                        400,500        7,184
   Bush Industries                    291,700        7,839
   Guilford Mills                     296,950        8,018
   Harman International               272,800       11,611
   K2                                 505,500       10,110
   Kimball International*             352,200        8,673
   Libbey                             126,700        4,989
   Norrell                            562,700       12,696
   Ritchie Bros. Auctioneers*         136,900        3,713
   Smith (A.O.)                        93,600        4,727
   Sotheby's Holdings, Cl A           422,800        9,724
   Springs Industries, Cl A            81,900        4,597
   Sturm Ruger                        304,400        5,669
                                                 ---------
                                                    99,550
                                                 ---------
CONSUMER STAPLES (11.3%)
   Angelica                           205,900        4,633
   Banta                              273,900        8,679
   Bowne & Company                    122,800        5,257
   Chemed                              77,500        2,853
   Ingles Markets, Cl A               237,000        2,963
   Nash Finch                         213,900        3,610
   Standard Register                  260,100        9,380
   Universal Foods                    388,600        9,254
   York Group                         117,800        2,113
                                                 ---------
                                                    48,742
                                                 ---------
ENERGY (3.6%)
   Chesapeake Energy                1,086,800        4,687
   Giant Industries                   424,500        7,986
   Quaker State                       173,300        2,935
                                                 ---------
                                                    15,608
                                                 ---------
FINANCIALS (8.4%)
   Administradora de Fondos de
     Pensiones Provida ADR            176,000        2,959
   Annuity & Life Re Holdings*        164,700        3,757
   ARM Financial Group                125,000        2,555
   Banco Latinamericano
     de Exportaciones                 115,100        3,856
   Klamath First Bancorp              111,100        2,201
   National Bancorp of Alaska          14,800          472
   Seacoast Banking of Florida         51,300        2,001

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


SMALL CAP EQUITY FUND--CONCLUDED
-----------------------------------------------------------

                                       SHARES   VALUE (000)
-----------------------------------------------------------
FINANCIALS--CONTINUED
   Student Loan                        62,200    $   3,001
   Westcorp                           392,300        4,757
   Westerfed Financial                166,300        4,074
   Willis Corroon PLC, ADR            495,800        6,414
                                                 ---------
                                                    36,047
                                                 ---------
HEALTH CARE (7.0%)
   Block Drug, Cl A                    73,400        3,211
   Invacare                           187,000        4,932
   London International Group ADR     279,400        4,890
   Medeva PLC, ADR                    591,900        6,696
   Vital Signs                        293,300        5,096
   West Company                       187,800        5,540
                                                 ---------
                                                    30,365
                                                 ---------
TECHNOLOGY (4.2%)
   Dallas Semiconductor               159,400        5,370
   Fluke                              183,500        5,895
   Innovex                            292,800        5,435
   Methode Electronics, Cl A          115,900        1,478
                                                 ---------
                                                    18,178
                                                 ---------
TRANSPORTATION (4.8%)
   Knightsbridge Tankers Limited*     150,700        4,351
   Pittston Burlington                334,500        5,875
   Sea Containers                     238,500        9,644
   Western Star Truck Holdings         53,600          965
                                                 ---------
                                                    20,835
                                                 ---------
UTILITIES (1.9%)
   Northwest Natural Gas              106,850        2,938
   Nui                                114,800        2,827
   TNP Enterprises                     81,500        2,654
                                                 ---------
                                                     8,419
                                                 ---------
Total Common Stocks
     (Cost $377,626)                               402,210
                                                 ---------


-----------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
PREFERRED STOCKS (0.9%)
BASIC MATERIALS (0.9%)
   Coeur D'Alene Mines, CV
     to 0.8260 Share, Callable
     03/15/99 @ 21.622                299,800    $   3,916
                                                 ---------
Total Preferred Stocks
     (Cost $4,811)                                   3,916
                                                 ---------
REPURCHASE AGREEMENT (6.8%)
   Greenwich
     5.57%, dated 05/29/98,
     matures 06/01/98,
     repurchase price $29,225,441
     (collateralized by FNMA
     obligations: total market
     value $29,801,117) (H)           $29,212       29,212
                                                 ---------
Total Repurchase Agreement
     (Cost $29,212)                                 29,212
                                                 ---------
Total Investments (100.9%)
   (Cost $411,649)                                 435,338
                                                 ---------
OTHER ASSETS AND LIABILITIES,
 NET (-0.9%)                                        (3,884)
                                                 ---------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------

                                                VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 30,355,957
   outstanding shares of beneficial interest      $348,236
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 3,172,170
   outstanding shares of beneficial interest        39,827
Undistributed net investment income                    669
Accumulated net realized gain on investments        19,033
Unrealized appreciation on investments              23,689
                                                 ---------
Total Net Assets 100.0%                          $ 431,454
                                                 ---------
                                                 ---------


-----------------------------------------------------------

                                                   VALUE
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                $   12.88
                                                 ---------
                                                 ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)             $   12.80
                                                 ---------
                                                 ---------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE.  FOR
    A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO
    THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FOR DESCRIPTIONS OF
    ABBREVIATIONS, PLEASE SEE PAGE 95.

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


CAPITAL GROWTH FUND
-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
COMMON STOCKS (84.4%)
BASIC MATERIALS (3.1%)
   Air Products & Chemicals           195,000    $  16,965
   ConAgra                            499,200       14,602
   Ecolab                             138,900        4,289
   Morton International               197,800        6,021
   Praxair                            350,000       17,259
                                                 ---------
                                                    59,136
                                                 ---------
CAPITAL GOODS (14.9%)
   Allied Signal                      623,000       26,633
   Allied Waste Industries*           156,300        4,142
   Avery Dennison                      74,100        3,839
   Boeing                             186,500        8,882
   Culligan Water Technologies*       186,200       10,392
   Dover                              105,100        3,941
   Emerson Electric                   108,000        6,561
   General Electric                   645,700       53,835
   Honeywell                          275,800       23,150
   Hubbell, Cl B                       21,400        1,007
   Molten Metal Technology*            43,500           10
   Newell                             343,500       16,574
   Parker Hannifin                    100,300        4,119
   Textron                             29,200        2,166
   Thermo Electron*                   265,600        9,329
   Tyco International                 476,180       26,368
   U.S. Filter*                        36,400        1,108
   United Technologies                415,400       39,048
   USA Waste Services*                549,145       25,913
   W.W. Grainger                      171,500       18,104
                                                 ---------
                                                   285,121
                                                 ---------
COMMUNICATION SERVICES (2.6%)
   Ameritech                          139,400        5,916
   BellSouth                           50,800        3,277
   Century Telephone Enterprises       71,000        3,146
   Ericsson Telephone ADR             277,500        7,735
   MCI Communications                 351,700       18,805
   Northern Telecom                    39,300        2,515
   Southern New England
     Telecommunications                10,800          695
   Worldcom*                          148,700        6,766
                                                 ---------
                                                    48,855
                                                 ---------
CONSUMER CYCLICALS (13.8%)
   Abercrombie & Fitch, Cl A          266,984       11,280
   Acnielsen*                               1           --
   Bed Bath & Beyond*                  47,300        2,374
   Boron Lepore & Associates*          30,600          903
   Carnival                           452,700       30,670
   Consolidated Stores*               242,400        9,257
   Costco*                            411,100       23,792
   Federated Department Stores*       279,900       14,502
   Gannett                             77,100        5,084
   Home Depot                           6,348          499
   Intimate Brands                    174,400        5,003
   Lear*                              255,400       13,632
   Limited                             72,500        2,411
   Lowe's Companies                   278,600       22,062
   Manpower                           175,600        7,540
   Masco                              509,000       28,631
   Mattel                             350,500       13,275
   McGraw-Hill                        263,800       20,626
   Office Depot*                      458,900       13,538
   Omnicom Group                       12,000          562
   Republic Industries*                77,300        1,904
   Sherwin Williams                   188,963        6,283
   Staples*                           228,750        5,747
   Starwood Lodging Trust REIT        113,234        5,343
   Tandy                              347,300       15,368
   Viking Office Products*             82,200        2,350
   Wal-Mart Stores                     24,100        1,330
                                                 ---------
                                                   263,966
                                                 ---------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
CONSUMER STAPLES (10.5%)
   Avon Products                      203,600    $  16,657
   Campbell Soup                       34,600        1,886
   Cendant*                           600,623       13,026
   Clorox                             110,000        9,185
   Colgate-Palmolive                   84,400        7,343
   CVS                                413,600       29,030
   Flowers Industries                  54,800        1,130
   Fred Meyer*                        107,900        4,640
   Gillette                            46,600        5,458
   International Home Foods*            4,900          133
   PepsiCo                            232,100        9,473
   Philip Morris                      531,550       19,867
   Ralston Purina                     219,400       24,422
   Rite Aid                           195,800        7,012
   Safeway*                           529,200       19,283
   Sara Lee                           218,700       12,876
   Unilever ADR                       135,850       10,724
   US Foodservice*                    251,950        8,346
                                                 ---------
                                                   200,491
                                                 ---------
ENERGY (4.3%)
   British Petroleum ADR              166,228       14,732
   Chevron                             81,800        6,534
   EVI Weatherford Inc*                87,875        4,443
   Halliburton                        393,000       18,618
   Mobil                              105,800        8,252
   Schlumberger                        94,600        7,385
   Texaco                             241,900       13,970
   Union Pacific Resources Group      257,959        5,224
   Unocal                              86,100        3,067
                                                 ---------
                                                    82,225
                                                 ---------
FINANCIALS (13.8%)
   American International Group       181,975       22,531
   AmSouth Bancorp                      4,800          184
   Associates First Capital           142,000       10,623
   Banc One                            93,610        5,160
   Bank of New York                    57,400        3,509
   Bank United, Cl A                   63,100        3,155
   BankAmerica                         94,700        7,831
   BankBoston                          75,500        7,956
   Beneficial                          55,900        7,491
   Chase Manhattan Bank                28,100        3,820
   Citicorp                            28,000        4,175
   CMAC Investment                     53,500        3,237
   Conseco                            117,800        5,492
   Crestar Financial                   20,700        1,189
   Cullen/Frost Bankers                79,400        4,302
   FHLMC                              448,800       20,420
   First American of Tennessee         26,000        1,206
   First Chicago NBD                   57,200        5,001
   First Commerce                     159,100       12,261
   First Commercial                    14,000          969
   First Security                      24,200          551
   First Tennessee National           102,600        3,258
   Fleet Financial Group              179,588       14,726
   FNMA                                39,500        2,365
   Golden State Bancorp*               14,700          563
   H.F. Ahmanson                       78,600        5,993
   Household International             68,700        9,296
   Mellon Bank                        314,800       21,229
   MGIC Investment                    201,200       12,059
   National City                       30,840        2,089
   PNC Bank                           187,900       10,851
   Regions Financial                   72,800        2,994
   State Street                         9,400          648
   Summit Bancorp                      16,700          837
   Sunamerica                         136,000        6,613
   Torchmark                          326,600       14,003
   Travelers                          265,894       16,220
   U.S. Bancorp                       118,100        4,621
   Washington Mutual                   61,580        4,349
                                                 ---------
                                                   263,777
                                                 ---------

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


CAPITAL GROWTH FUND--CONTINUED
-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
HEALTH CARE (8.7%)
   Abbott Laboratories                212,800   $   15,787
   American Home Products             438,600       21,190
   Baxter International                98,100        5,610
   Boston Scientific*                  24,400        1,555
   Bristol-Myers Squibb               338,500       36,389
   Eli Lilly                          177,300       10,893
   Healthsouth*                       493,619       14,006
   Johnson & Johnson                  126,500        8,736
   Merck                              192,482       22,532
   Tenet Healthcare*                  402,000       14,070
   U.S. Surgical                       31,700        1,260
   Warner Lambert                     233,100       14,875
                                                ----------
                                                   166,903
                                                ----------
TECHNOLOGY (9.7%)
   3Com*                               48,500        1,231
   Analog Devices*                     57,100        1,410
   Automatic Data Processing          174,400       11,096
   Ceridian*                          355,800       19,213
   Cisco Systems*                     361,950       27,372
   Compaq Computer                    143,400        3,917
   EMC*                               204,700        8,482
   IBM                                212,100       24,895
   Intel                              209,500       14,966
   Lucent Technologies                123,864        8,787
   Microsoft*                         339,900       28,828
   Networks Associates*               125,300        7,675
   Sun Microsystems*                   91,500        3,666
   Texas Instruments                   66,400        3,411
   Xerox                              189,000       19,420
                                                ----------
                                                   184,369
                                                ----------
TRANSPORTATION (3.0%)
   AMR*                                29,000        4,464
   Burlington Northern Santa Fe       251,700       25,044
   Continental Airlines, Cl B*         59,300        3,354
   Delta Air Lines                    152,300       17,514
   Trans World Air*                    94,400        6,950
                                                ----------
                                                    57,326
                                                ----------
Total Common Stocks
     (Cost $1,282,946)                          $1,612,169
                                                ----------
PREFERRED STOCKS (2.5%)
CAPITAL GOODS (0.2%)
   Ingersoll-Rand, CV
     to 0.4282 Share                  160,000        3,900
                                                ----------
CONSUMER STAPLES (0.2%)
   Suiza Capital Trust, CV to
     0.6390 Share, Callable
     04/01/01 @ 51.719 (B)*            60,000        2,910
                                                ----------
ENERGY (0.9%)
   Belco Oil & Gas, CV to
     1.1292 Shares, Callable
     03/10/01 @ 25*                    71,000        1,376
   EVI , CV to 0.6250 Share,
     Callable 11/04/00 @ 51.75 (B)    164,400        7,645
   Unocal, CV to 1.1748 Shares,
     Callable 09/03/00 @ 50           154,000        8,335
                                                ----------
                                                    17,356
                                                ----------
FINANCE (0.3%)
   Conseco Financial Trust, CV
     to 0.9363 share*                  65,000        3,343
   United Financial, CV to
     1.6530 Shares, Callable
     07/01/98 @ 45.188                 48,500        1,764
                                                ----------
                                                     5,107
                                                ----------
TECHNOLOGY (0.9%)
   Microsoft, CV to 1 Share           187,500       17,508
                                                ----------
TRANSPORTATION (0.2%)
   Trans World Air, CV to 2.4668
     Shares, Callable 03/15/99 @ 50*   58,000        2,124
   Trans World Air, CV to 6.3291
     Shares, Callable 12/15/00
     @ 53.238 (B)                      23,000        1,693
                                                ----------
                                                     3,817
                                                ----------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------
                                    FACE AMOUNT
                                   (000)/SHARES VALUE (000)
-----------------------------------------------------------
Total Preferred Stocks
     (Cost $46,619)                             $   50,598
                                                ----------
CONVERTIBLE BONDS (1.8%)
   Coeur D'alene, CV to
     57.3066 Shares
     7.250%, 10/31/05               $   2,000        1,705
   Continental Airlines, CV to
     33.1181 Shares, Callable
     04/15/99 @ 104.73
     6.750%, 04/15/06                   1,350        2,599
   Home Depot, CV to 21.6998
     Shares, Callable 10/02/99
     @ 100.81
     3.250%, 10/01/01                  10,000       17,325
   Molten Metal Technology, CV to
     25.8065 Shares, Callable
     05/01/99 @ 102.75 (B)
     5.500%, 05/01/06                   9,500          629
   Network Associates, CV to
     5.6920 Shares, Callable
     02/13/03 @ 49.452 (A) (B)
     0.000%, 02/13/18                  10,000        4,350
   USA Waste Services, CV to
     33.0797 Shares, Callable
     06/01/99 @ 101.8 (B)
     4.500%, 06/01/01                   3,000        4,740
   USA Waste Services, CV to
     35.3243 Shares, Callable
     03/15/99 @ 102.5
     5.000%, 03/01/06                   1,350        2,292
                                                ----------
Total Convertible Bonds
     (Cost $28,522)                                 33,640
                                                ----------
REGULATED INVESTMENT COMPANIES
 (0.6%)
   CVS, TRACES*                        70,000        4,944
   Dollar General, STRYPES*           174,800        6,773
                                                ----------
Total Regulated Investment
 Companies
     (Cost $11,829)                                 11,717
                                                ----------


-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS (11.2%)
   Deutsche Bank
     5.59%, dated 05/29/98, matures
     06/01/98, repurchase price
     $17,064,601 (collateralized by
     FHLMC obligation: total
     market value $17,397,784) (H)  $   17,057  $   17,057
   Greenwich
     5.59%, dated 05/29/98, matures
     06/01/98, repurchase price
     $31,543,226 (collateralized
     by FHLMC and FNMA
     obligations: total market
     value $32,161,612) (H)             31,529      31,529
   Salomon Brothers
     5.59%, dated 05/29/98, matures
     06/01/98, repurchase price
     $166,139,955 (collateralized
     by various FHLMC and FNMA
     obligations: total market
     value $169,833,329) (H)          166,063      166,063
                                                ----------
Total Repurchase Agreements
     (Cost $214,649)                               214,649
                                                ----------
Total Investments (100.7%)
   (Cost $1,584,565)                             1,922,773
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-0.7%)          (12,472)
                                                ----------

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


CAPITAL GROWTH FUND--CONCLUDED
-----------------------------------------------------------

                                                VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 93,020,666
   outstanding shares of beneficial interest    $1,112,047
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 16,497,457
   outstanding shares of beneficial interest       194,911
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 6,577,743
   outstanding shares of beneficial interest        98,697
Undistributed net investment income                  3,728
Accumulated net realized gain on investments       162,710
Net unrealized appreciation on investments         338,208
                                                ----------
Total Net Assets (100.0%)                       $1,910,301
                                                ----------
                                                ----------


-----------------------------------------------------------

                                                  VALUE
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares              $    16.48
                                                ----------
                                                ----------
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                 $    16.43
                                                ----------
                                                ----------
Maximum Offering Price Per Share --
   Investor Class ($16.43 / 96.25%)             $    17.07
                                                ----------
                                                ----------
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)           $    16.22
                                                ----------
                                                ----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE.  FOR
    A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO
    THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FOR DESCRIPTIONS OF
    ABBREVIATIONS, PLEASE SEE PAGE 95.

-----------------------------------------------------------
-----------------------------------------------------------


BALANCED FUND
-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
COMMON STOCKS (57.6%)
BASIC MATERIALS (1.7%)
   Air Products & Chemicals            15,700   $    1,366
   Ecolab                              11,300          349
   Morton International                15,900          484
   Praxair                             29,000        1,430
   Viking Office Products*              6,700          192
                                                ----------
                                                     3,821
                                                ----------
CAPITAL GOODS (9.7%)
   Allied Signal                       50,200        2,146
   Allied Waste Industries*            16,600          440
   Avery Dennison                       6,000          311
   Boeing                              15,000          714
   Culligan Water Technologies*        15,000          837
   Dover                                5,900          221
   Emerson Electric                     8,800          535
   General Electric                    52,400        4,369
   Honeywell                           22,300        1,872
   Hubbell, Cl B                        1,700           80
   Molten Metal Technology*            19,100            5
   Parker Hannifin                      8,100          333
   Textron                              2,200          163
   Thermo Electron*                    21,400          752
   Tyco International                  38,598        2,137
   U.S. Filter*                         2,900           88
   United Technologies                 33,500        3,149
   USA Waste Services*                 43,805        2,067
   W.W. Grainger                       13,900        1,467
                                                ----------
                                                    21,686
                                                ----------
COMMUNICATION SERVICES (1.6%)
   Ameritech                           10,900          463
   BellSouth                            3,800          245
   Century Telephone Enterprises        5,600          248
   Ericsson Telephone ADR              22,400          624
   MCI Communications                  23,100        1,235
   Northern Telecom                     3,300          211
   Southern New England
     Telecommunications                 1,500           97
   Worldcom*                           11,900          541
                                                ----------
                                                     3,664
                                                ----------
CONSUMER CYCLICALS (10.7%)
   Abercrombie & Fitch, Cl A*          21,526          909
   Bed Bath & Beyond*                   3,800          191
   Boron Lepore & Associates*           2,500           74
   Carnival                            36,600        2,480
   ConAgra                             40,400        1,182
   Consolidated Stores*                19,400          741
   Costco*                             33,200        1,921
   CVS                                 33,300        2,337
   Federated Department Stores*        22,600        1,171
   Gannett                              6,200          409
   Home Depot                             600           47
   Intimate Brands                     13,400          384
   Lear*                               20,000        1,067
   Limited                              5,700          190
   Lowe's Companies                    22,400        1,774
   Masco                               41,100        2,312
   Mattel                              28,150        1,066
   McGraw-Hill                         21,300        1,665
   Office Depot*                       36,000        1,062
   Omnicom Group                          900           42
   Republic Industries*                 8,200          202
   Sherwin Williams                    15,300          509
   Staples*                            18,500          465
   Starwood Lodging Trust REIT          9,155          432
   Tandy                               27,900        1,235
   Wal-Mart Stores                      2,600          143
                                                ----------
                                                    24,010
                                                ----------
CONSUMER STAPLES (6.5%)
   Avon Products                       16,100        1,317
   Cendant*                            48,358        1,049
   Clorox                               8,900          743

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


BALANCED FUND--CONTINUED
-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
CONSUMER STAPLES--CONTINUED
   Colgate-Palmolive                    7,400   $      644
   Flowers Industries                   5,400          111
   Fred Meyer*                          8,500          365
   Gillette                             3,700          433
   International Home Foods*              400           11
   Newell                              27,700        1,337
   PepsiCo                             18,800          767
   Philip Morris                       42,800        1,600
   Ralston Purina                      17,700        1,970
   Rite Aid                            15,800          566
   Safeway*                            42,400        1,545
   Sara Lee                            17,700        1,042
   Unilever ADR                         6,700          529
   US Foodservice*                     19,580          649
                                                ----------
                                                    14,678
                                                ----------
ENERGY (3.2%)
   British Petroleum ADR               13,407        1,188
   Chevron                              6,600          527
   EVI Weatherford Inc*                13,445          680
   Halliburton                         31,600        1,497
   Mobil                                8,500          663
   Schlumberger                         7,600          593
   Texaco                              23,300        1,346
   Union Pacific Resources Group       20,722          420
   Unocal                               6,900          246
                                                ----------
                                                     7,160
                                                ----------
FINANCIALS (10.1%)
   American International Group        14,650        1,814
   AmSouth Bancorp                        400           15
   Associates First Capital            11,400          853
   Banc One                             7,392          407
   Bank of New York                     4,500          275
   Bank United, Cl A                   10,300          515
   BankAmerica                          8,300          686
   BankBoston                           5,800          611
   Beneficial                           4,500          603
   Chase Manhattan Bank                 2,600          353
   Citicorp                             2,800          418
   CMAC Investment                      5,000          302
   Conseco                              9,600          448
   Crestar Financial                    1,600           92
   Cullen/Frost Bankers                 6,200          336
   FHLMC                               35,900        1,633
   First American of Tennessee          1,900           88
   First Chicago NBD                    4,700          411
   First Commerce                      12,700          979
   First Security                       2,000           46
   First Tennessee National            14,400          457
   Fleet Financial Group               14,499        1,189
   FNMA                                 5,800          347
   H.F. Ahmanson                        6,300          480
   Household International              6,300          852
   Mellon Bank                         25,400        1,713
   MGIC Investment                     16,300          977
   National City                        2,160          146
   PNC Bank                            16,400          947
   Regions Financial                    5,900          243
   State Street                           800           55
   Summit Bancorp                       1,400           70
   Sunamerica                          10,900          530
   Torchmark                           26,400        1,132
   Travelers                           21,349        1,302
   U.S. Bancorp                         9,600          376
   Washington Mutual                    5,310          375
                                                ----------
                                                    22,076
                                                ----------
HEALTH CARE (5.9%)
   Abbott Laboratories                 16,200        1,202
   American Home Products              34,300        1,657
   Baxter International                 7,900          452
   Boston Scientific*                   2,000          127
   Bristol-Myers Squibb                27,300        2,935

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
HEALTH CARE--CONTINUED
   Eli Lilly                           14,300   $      879
   Healthsouth*                        40,028        1,136
   Johnson & Johnson                   10,200          704
   Merck                               15,600        1,826
   Tenet Healthcare*                   32,500        1,137
   U.S. Surgical                        2,600          103
   Warner Lambert                      18,600        1,187
                                                ----------
                                                    13,345
                                                ----------
TECHNOLOGY (6.4%)
   3Com*                                3,200           81
   Analog Devices*                      4,600          114
   Automatic Data Processing           13,800          878
   Ceridian*                           28,600        1,544
   Cisco Systems*                      29,400        2,223
   Compaq Computer                     11,600          317
   EMC*                                16,200          671
   IBM                                 17,100        2,007
   Intel                               15,100        1,079
   Lucent Technologies                  9,808          696
   Microsoft*                          23,400        1,985
   Networks Associates*                10,200          625
   Sun Microsystems*                    7,900          316
   Texas Instruments                    5,400          277
   Xerox                               15,100        1,552
                                                ----------
                                                    14,365
                                                ----------
TRANSPORTATION (2.0%)
   AMR*                                 2,300          354
   Burlington Northern Santa Fe        20,000        1,990
   Continental Airlines, Cl B*          4,800          271
   Delta Air Lines                     12,300        1,415
   Trans World Air*                     5,800          427
                                                ----------
                                                     4,457
                                                ----------
Total Common Stocks
     (Cost $105,720)                               129,262
                                                ----------


-----------------------------------------------------------
                                    SHARES/FACE
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
PREFERRED STOCKS (1.0%)
CAPITAL GOODS (0.2%)
   Ingersoll-Rand, CV to
     0.4282 Share*                     15,000   $      366
                                                ----------
ENERGY (0.1%)
   EVI , CV to 0.6250 Share,
     Callable 11/04/00 @
     51.75 (B)*     5,600                              260
                                                ----------
FINANCE (0.2%)
   Conseco Financial Trust,
     CV to 0.9363 Share*               10,000          514
                                                ----------
TECHNOLOGY (0.5%)
   Microsoft, CV to 1 Share            12,500        1,167
                                                ----------
Total Preferred Stocks
     (Cost $2,144)                                   2,307
                                                ----------
CORPORATE OBLIGATIONS (18.5%)
FINANCE (13.3%)
   Aristar
     6.750%, 05/15/99               $   1,500        1,510
   AT&T Capital, MTN
     6.410%, 08/13/99                   2,250        2,250
   Countrywide Home Loan,
     Ser F, MTN
     6.840%, 10/22/04                     400          412
     6.510%, 02/11/05                   2,300        2,309
   Ford Motor Credit
     7.000%, 09/25/01                   2,250        2,315
     6.500%, 02/28/02                   2,100        2,129
   General Motors Acceptance
     7.125%, 05/01/01                   1,900        1,952
   General Motors Acceptance, MTN
     7.050%, 04/23/02                   1,000        1,030
   Great Western Financial
     8.600%, 02/01/02                     800          858
   Homeside Lending, MTN
     6.875%, 05/15/00                   3,400        3,443

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


BALANCED FUND--CONCLUDED
-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
FINANCE--CONTINUED
   International Lease Finance,
     Ser J, MTN
     5.957%, 01/15/02               $     700   $      696
   Merrill Lynch, Ser B, MTN
     6.060%, 10/15/01                   4,000        3,990
   Morgan Stanley, Ser C, MTN,
     Callable 3/9/2001 @ 100
     6.090%, 03/09/11                   1,500        1,500
   Salomon
     7.300%, 05/15/02                   1,750        1,816
   Salomon Smith Barney
     6.250%, 01/15/05                   1,750        1,730
   SunAmerica
     6.200%, 10/31/99                   2,000        2,005
                                                ----------
                                                    29,945
                                                ----------
INDUSTRIAL (5.2%)
   American Home Products
     7.700%, 02/15/00                   1,000        1,030
     7.900%, 02/15/05                   1,850        2,017
   Bausch & Lomb
     6.750%, 12/15/04                   1,000        1,019
   Ikon Capital, MTN
     6.730%, 06/15/01                   1,000        1,014
   Lockheed Martin
     6.550%, 05/15/99                   2,000        2,010
   Philip Morris
     7.250%, 09/15/01                   2,100        2,155
     7.500%, 04/01/04                   1,000        1,051
   Praxair
     6.900%, 11/01/06                   1,250        1,302
                                                ----------
                                                    11,598
                                                ----------
Total Corporate Obligations
     (Cost $41,274)                                 41,543
                                                ----------


-----------------------------------------------------------
                                    FACE AMOUNT
                                   (000)/SHARES VALUE (000)
-----------------------------------------------------------
CONVERTIBLE BONDS (1.0%)
   Marriott International, CV to
     8.7600 Shares, Callable
     03/25/99 @ 60.371 (A) (D)
     0.000%, 03/25/11                  $1,000   $      676
   Staples, CV to 45.4545 Shares,
     Callable 10/01/98 @ 101.8 (B)
     4.500%, 10/01/00                     500          862
CONVERTIBLE BONDS--CONTINUED
   USA Waste Services, CV to
     35.3243 Shares, Callable
     03/15/99 @ 102.5
     5.000%, 03/01/06                     355          603
                                                ----------
Total Convertible Bonds
     (Cost $1,541)                                   2,141
                                                ----------
U.S. AGENCY MORTGAGE-BACKED
 OBLIGATIONS (2.4%)
   FHLMC
     8.000%, 06/01/02                     327          333
     7.500%, 09/01/03                     863          879
   FNMA
     7.000%, 10/01/03                   4,029        4,086
                                                ----------
Total U.S. Agency Mortgage-Backed
 Obligations
     (Cost $5,267)                                   5,298
                                                ----------
U.S. TREASURY OBLIGATIONS (13.4%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                   5,300        6,259
     8.125%, 08/15/19                   9,200       11,657
     6.000%, 02/15/26                   4,650        4,725
   U.S. Treasury Notes
     6.375%, 04/30/99                     500          504
     5.875%, 11/30/01                   2,300        2,321
     6.625%, 03/31/02                   1,200        1,242
     5.875%, 11/15/05                   3,400        3,448
                                                ----------
Total U.S. Treasury Obligations
     (Cost $28,253)                                 30,156
                                                ----------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------
                                   FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
BANK NOTE (0.7%)
   Capital One
     6.530%, 11/26/99               $   1,450   $    1,452
                                                ----------
Total Bank Note
     (Cost $1,450)                                   1,452
                                                ----------
REGULATED INVESTMENT COMPANIES
 (0.2%)
   Dollar General, STRYPES*            14,100          546
                                                ----------
Total Regulated Investment
 Companies
     (Cost $556)                                $      546
                                                ----------
REPURCHASE AGREEMENT (5.2%)
   Merrill Lynch
     5.53%, dated 05/29/98,
     matures 06/01/98, repurchase
     price $11,721,271
     (collateralized by various
     GNMA obligations: total
     market value $11,954,302) (H)     11,716       11,716
                                                ----------
Total Repurchase Agreement
     (Cost $11,716)                                 11,716
                                                ----------
Total Investments (100.0%)
   (Cost $197,921)                                 224,421
                                                ----------
OTHER ASSETS AND LIABILITIES,
 NET (0.0%)                                            (18)
                                                ----------


-----------------------------------------------------------

                                                VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 14,399,980
   outstanding shares of beneficial interest      $152,733
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 632,425
   outstanding shares of beneficial interest         6,807
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 2,121,418
   outstanding shares of beneficial interest        26,099
Undistributed net investment income                    784
Accumulated net realized gain on investments        11,480
Net unrealized appreciation on investments          26,500
                                                  --------
Total Net Assets 100.0%                           $224,403
                                                  --------
                                                  --------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                $  13.09
                                                  --------
                                                  --------
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                   $  13.14
                                                  --------
                                                  --------
Maximum Offering Price Per Share --
   Investor Class ($13.14 / 96.25%)               $  13.65
                                                  --------
                                                  --------
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)             $  13.02
                                                  --------
                                                  --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE.  FOR
    A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO
    THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FOR DESCRIPTIONS OF
    ABBREVIATIONS, PLEASE SEE PAGE 95.

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


EMERGING MARKETS EQUITY FUND
-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
FOREIGN COMMON STOCKS (87.0%)
ARGENTINA (4.2%)
   Capex, Cl A                         33,700    $     133
   Massalin Particulares, Cl B         38,800          194
   Metrogas ADR                        32,204          290
   Quilmes Industrial                  22,000          212
   Transportadora de Gas
     del Sur ADR                       33,000          353
   YPF ADR, Cl D                        8,650          269
                                                 ---------
                                                     1,451
                                                 ---------
BRAZIL (6.7%)
   Makro Atacadista GDR                15,800          197
   Makro Atacadista GDR (B)            11,700          109
   Petrobras ADR                       13,500          264
   Souza Cruz                          63,500          439
   Telebras ADR                         6,330          675
   Telesp Celular*                  1,690,000           98
   Telec De Sao Paulo*              1,690,000          257
   Unibanco                             9,100          285
                                                 ---------
                                                     2,324
                                                 ---------
CHILE (2.9%)
   Administradora de Fondos de
     Pensiones Provida ADR             29,500          496
   Banco De A. Edwards                 17,000          236
   Quimica Y Minera Chile ADR           8,300          286
                                                 ---------
                                                     1,018
                                                 ---------
COLOMBIA (1.4%)
   Banco Ganadero ADR                  15,600          291
   Bancolombia                         87,924          201
                                                 ---------
                                                       492
                                                 ---------
CZECH REPUBLIC (1.2%)
   Spt Telecom*                         3,300          424
                                                 ---------
ECUADOR (0.4%)
   LA Cemento Nacional GDR                800          128
                                                 ---------
GREECE (5.4%)
   Greek Telecom                       26,085    $     766
   Hellas Can Packaging                25,500          437
   Papastratos Cigarettes              25,400          653
                                                 ---------
                                                     1,856
                                                 ---------
HONG KONG (4.8%)
   China Hong Kong Photo              790,000          112
   Guangdong Kelon
     Electric Holding                 188,000          180
   HSBC Holdings                       14,744          358
   National Mutual Asia               866,000          609
   Seoul Horizon Trust                 17,000           82
   Techtronic Industries            1,350,000          314
                                                 ---------
                                                     1,655
                                                 ---------
HUNGARY (0.4%)
   Egis                                 3,925          144
                                                 ---------
INDIA (3.6%)
   Hindalco GDR                         2,700           37
   Hindalco Industries GDR             10,500          158
   Mahanagar Telephone
     Nigam GDR*                        26,500          348
   Videsh Sanchar Nigam GDR            60,000          712
                                                 ---------
                                                     1,255
                                                 ---------
INDONESIA (1.4%)
   Budi Acid Jaya, F                  231,250           21
   Citra Marga Nusaphala, F           944,000           31
   Dankos Laboratories, F             665,000           28
   Indonesian Satellite, F             96,000          128
   Modern Photo Film, F               356,000           32
   PT Jaya Real Property, F           754,000           23
   PT Timbang Timah                   350,000          218
                                                 ---------
                                                       481
                                                 ---------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
ISRAEL (6.5%)
   Bank Leumi Le-Israel               145,000    $     293
   Blue Square Stores*                 42,300          524
   ECI Telecommunications              25,000          803
   Israel Chemicals                   274,000          348
   Nice Systems ADR*                    8,000          292
                                                 ---------
                                                     2,260
                                                 ---------
MALAYSIA (4.9%)
   Aluminium of Malaysia              231,000           42
   Berjaya Sports Toto                150,000          314
   IOI Corp                           325,000          219
   Petronas Dagangan                  170,000          177
   RJ Reynolds                        305,000          477
   Technology Resources Industries    635,000          461
                                                 ---------
                                                     1,690
                                                 ---------
MEXICO (12.6%)
   Grupo Carso                         78,000          402
   Grupo Continental                  167,750          567
   Grupo Financiero Banorte, Cl B     216,935          292
   Grupo Radio Centro ADR              16,000          206
   Herdez, Cl B                       518,000          276
   Kimberly Clark, Cl A               100,000          418
   Grupo Industrial Maseca ADR         17,000          146
   Nacional de Drogas, Cl L           622,000          424
   Panamerican Beverage, Cl A           9,000          304
   San Luis Cpo                        97,000          422
   Telefonos de Mexico ADR             19,000          901
                                                 ---------
                                                     4,358
                                                 ---------
PANAMA (0.3%)
   Banco Latinamericano
     de Exportaciones                   2,800           94
                                                 ---------
PERU (3.1%)
   CPT Telefoncia del Peru             34,000          735
   Credicorp                           14,630          232
   Telefonica del Peru, Cl B           50,500          108
                                                 ---------
                                                     1,075
                                                 ---------
PHILIPPINES (3.7%)
   Bacnotan Consolidated              155,940    $     239
   Benpres Holdings (B)*               72,440          268
   First Philippene Holdings          209,250          156
   Music*                           1,000,000          247
   Philippine Long Distance            14,000          360
                                                 ---------
                                                     1,270
                                                 ---------
POLAND (1.2%)
   Bank Handlowy                       25,000          430
                                                 ---------
PORTUGAL (8.7%)
   Banco Totta & Acores                35,000        1,296
   Cimentos de Portugal                15,720          602
   Electricidade de Portugal           12,500          661
   Portugal Telecom ADR                 8,200          433
                                                 ---------
                                                     2,992
                                                 ---------
SINGAPORE (1.9%)
   Amtek Engineering                  246,000          119
   Elec & Eltek International          56,400          254
   Oversea Chinese Bank                73,000          290
                                                 ---------
                                                       663
                                                 ---------
SOUTH AFRICA (8.7%)
   Amalgated Banks of South Africa     56,235          442
   Barlow                              26,600          218
   Kersaf Investments                  68,600          386
   Liberty Life Association of Africa  14,400          400
   Rembrandt Group                     48,800          402
   Richemont                           26,500          373
   South African Breweries             13,600          384
   Suncrush                           147,535          395
                                                 ---------
                                                     3,000
                                                 ---------
SOUTH KOREA (1.4%)
   Dae Duck Electronics                 3,800          186
   SK Telecom                             968          293
                                                 ---------
                                                       479
                                                 ---------

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


EMERGING MARKETS EQUITY FUND--CONCLUDED
-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
THAILAND (1.5%)
   Advanced Info Service, F            27,000    $     147
   Delta Electronics, F                37,500          283
   KR Precision, F                     46,500           91
                                                 ---------
                                                       521
                                                 ---------
Total Foreign Common Stocks
     (Cost $34,886)                                 30,060
                                                 ---------
FOREIGN PREFERRED STOCKS (6.9%)
   Banco Itau SA                    1,070,000          637
   Brahma                             600,000          350
   Cemig                           15,603,450          516
   Fertilizantes Fosfatados        43,000,000          170
   Globex Utilidades                   30,800          260
   Lojas Renner                     5,500,000          189
   Petrol Brasileiros               1,300,000          251
                                                 ---------
Total Foreign Preferred Stocks
     (Cost $2,879)                                   2,373
                                                 ---------
TIME DEPOSIT (6.7%)
   Cayman Time Deposit
     5.125%, 06/01/98               2,300,000        2,300
                                                 ---------
Total Time Deposit
     (Cost $2,300)                                   2,300
                                                 ---------
Total Investments (100.5%)
   (Cost $40,066)                                   34,733
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (-0.5%)             (179)
                                                 ---------


-----------------------------------------------------------

                                                VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 3,896,622
   outstanding shares of beneficial interest     $  41,007
Undistributed net investment income                    298
Accumulated net realized loss on
   investments and foreign
   currency transactions                            (1,418)
Net unrealized depreciation on investments          (5,333)
                                                 ---------
Total Net Assets (100.0%)                        $  34,554
                                                 ---------
                                                 ---------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $    8.87
                                                 ---------
                                                 ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FOR DESCRIPTIONS OF
    ABBREVIATIONS, PLEASE SEE PAGE 95.

-----------------------------------------------------------
-----------------------------------------------------------


INTERNATIONAL EQUITY INDEX FUND
-----------------------------------------------------------

                                     SHARES     VALUE (000)
-----------------------------------------------------------
FOREIGN COMMON STOCKS (94.1%)
AUSTRALIA (2.2%)
   Amcor                               13,361    $      62
   Broken Hill Proprietary             20,656          177
   Coles Myer                          30,235          136
   CSR                                 27,994           82
   Lend Lease                           4,481           96
   Mount Isa Mines Holdings            42,910           22
   National Australia Bank             13,886          192
   Newscorp                            33,881          209
   Pacific Dunlop                      28,455           51
   Rio Tinto                            5,542           67
   Western Mining                      20,202           63
   Westpac Banking                     36,880          243
                                                 ---------
                                                     1,400
                                                 ---------
AUSTRIA (1.9%)
   Bank of Austria                      2,658          239
   Creditanstalt Bankverein             2,035          242
   Ea - Generali                          343          117
   Oest El Wirtsch, Cl A                2,245          264
   OMV                                  1,715          248
   Wienerberger Baustoff                  401           99
                                                 ---------
                                                     1,209
                                                 ---------
BELGIUM (2.3%)
   Bekaert                                 30           24
   Delhaize Freres                      1,000           69
   Electrabel                           1,000          250
   Fortis                                 700          200
   Generale Banque                        370          271
   Groupe Bruxelles Lambert               450           99
   Kredietbank                            290          203
   Petrofina                              440          181
   Royale Belge                           175           68
   Solvay, Cl A                         1,250           92
   Union Minere                           680           46
                                                 ---------
                                                     1,503
                                                 ---------
DENMARK (1.6%)
   Carlsberg, Cl B                      1,427    $      99
   D/S 1912, Cl B                          25          228
   D/S Svendborg, Cl B                     10          131
   Danisco                              1,810          113
   Novo Nordisk, Cl B                   1,370          216
   Ratin, Cl B                            251           49
   Sophus Berendsen, Cl B                 251           10
   Tele Danmark, Cl B                   1,908          179
                                                 ---------
                                                     1,025
                                                 ---------
FINLAND (1.2%)
   Merita                              19,200          121
   Nokia Oyj, Cl A                      2,000          132
   Nokia, Cl K                          4,600          301
   Outokumpu Oy Akt, Cl A               3,100           44
   Rauma                                  303            6
   UPM - Kymmene                        6,600          191
                                                 ---------
                                                       795
                                                 ---------
FRANCE (14.6%)
   Accor                                  847          232
   Air Liquide                          1,886          372
   Alcatel Alsthom                      2,238          479
   Axa                                  4,748          540
   Banque National Paris, Cl A          3,350          286
   Bouygues                               950          172
   Carrefour                              603          368
   Cie Bancaire                           710          130
   Cie de Saint Gobain                  2,265          447
   Cie Generale des Eaux                2,045          411
   Compagnie de Suez                       15           --
   Elf Aquitaine                        3,282          456
   Elf Sanofi                           2,573          301
   Eridania Beghin - Say                  983          215
   Generale Des Eaux Warrants*          2,045            4
   Groupe Danone                        1,552          418
   Havas                                1,300          102
   L'Oreal                              1,084          538

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


INTERNATIONAL EQUITY INDEX FUND--CONTINUED
-----------------------------------------------------------

                                     SHARES     VALUE (000)
-----------------------------------------------------------
FRANCE--CONTINUED
   Lafarge Coppee                       2,218    $     225
   Legrand                                670          185
   Louis Vuitton - Moet Hennessy        1,502          315
   Lyonnaise des Eaux Dumez             2,480          423
   Michelin, Cl B                       2,844          176
   Paribas                                958           98
   Pernod - Ricard                      2,179          162
   Peugeot                              1,201          235
   Pinault - Printemps Redoute            400          329
   Promodes                               333          162
   Rhone - Poulenc, Cl A                6,900          383
   Schneider                            3,877          328
   Societe Generale                     1,830          362
   Total Compaigne, Cl B                4,470          555
   Unibail                                400           55
                                                 ---------
                                                     9,464
                                                 ---------
GERMANY (18.2%)
   Aachener & Munchener Bete              810           93
   Allianz                              4,380        1,384
   BASF                                14,200          658
   Bayer                               11,410          545
   Bayerische Hypotheken
     und Wechselbank                    5,750          362
   Bayerische Vereinsbank               2,360          198
   Biersdorf                            2,640          161
   Daimler - Benz                       9,230          930
   Degussa                              2,490          159
   Deutsche Bank                        8,120          699
   Dresdner Bank Frankfurt              4,600          259
   Heidelberger  Zement                 2,024          203
   Hochtief                               260           12
   Karstadt                               525          274
   Linde                                  291          215
   Lufthansa                           11,380          284
   Man Muenchen                            31           12
   Mannesmann                             703          688
   Metro AG                             7,351          468
   Muenchener Rueckvers                 1,110          504
   Preussag                                11            4
   RWE                                  6,340          337
   SAP                                  1,400          723
   Schering                             1,810          212
   Siemens                             11,790          761
   Thyssen                              1,001          261
   Veba                                10,910          717
   Viag                                   533          299
   Volkswagen                             461          374
                                                 ---------
                                                    11,796
                                                 ---------
HONG KONG (0.5%)
   Cathay Pacific Airways               9,000            6
   Cheung Kong Holdings                13,000           70
   CLP Holdings                         7,500           32
   Hang Seng Bank                       7,600           57
   Hong Kong Telecommunications        27,200           49
   Hutchison Whampoa                   12,800           67
   Sun Hung Kai Properties              6,600           32
   Swire Pacific                        9,000           33
                                                 ---------
                                                       346
                                                 ---------
ITALY (13.1%)
   Assicurazioni Generali              42,670        1,371
   Banca Commerciale Italiana          33,500          198
   Benetton Group                       9,825          214
   Credito Italiano                    23,000          128
   Edison                              28,500          272
   ENI                                 76,000          537
   Fiat                               131,900          590
   Fiat Non-Convertible                46,200          122
   Istituto Bancario san
     Paolo di Torino                   29,591          463
   Istituto Nazionale                 181,919          566
   Italgas                              5,000           23
   Mediobanca                          26,450          356
   Montedison                         134,680          186
   Olivetti                            91,200          134
   Parmalat Finanziaria                87,800          183
   Pirelli                             90,000          297

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------

                                      SHARES    VALUE (000)
-----------------------------------------------------------
ITALY--CONTINUED
   RAS                                  6,635    $     105
   Sirti                               19,500          121
   Telecom Italia                     127,222          961
   Telecom Italia Mobile              195,802        1,157
   Telecom Italia Mobile di Risp      101,664          369
   Telecom Italia Rinascente           26,627          144
                                                 ---------
                                                     8,497
                                                 ---------
JAPAN (15.5%)
   Ajinomoto                           15,000          126
   Asahi Bank                          20,000           75
   Asahi Chemical Industries           15,000           52
   Asahi Glass                         12,000           65
   Bank of Tokyo - Mitsubushi          24,000          247
   Bank of Yokohama                    11,000           27
   Bridgestone                          9,000          205
   Chiba Bank                          12,000           43
   Chiyoda                              5,000            6
   Citizen Watch                       11,000           84
   Cosmo Oil                           12,000           20
   Dai Nippon Printing                 12,000          198
   Daiei                               11,000           31
   Daiwa Kosho Lease                    5,000           20
   Daiwa Securities                    18,000           69
   Ebara                                8,000           72
   Fanuc                                  900           33
   Fuji Bank                           24,000          118
   Fuji Photo Film                      5,000          169
   Fujitsu                             18,000          207
   Furukawa Electric                   15,000           48
   Hankyu                               2,000            8
   Hitachi                             32,000          211
   Honda Motor                          5,000          170
   Industrial Bank of Japan            20,000          123
   Ito Ham Foods                        1,000            4
   Ito Yokado                           4,000          199
   Itochu                              31,000           70
   Japan Air Lines*                    16,000           41
   Japan Energy                        11,000           11
   Joyo Bank                           14,300           51
   Jusco                                3,000           52
   Kansai Electric Power                9,800          156
   Kao                                  7,000          105
   Kawasaki Steel                      19,000           30
   Kinki Nippon Railway                26,000          125
   Kirin Brewery                       15,000          140
   Komatsu                             13,000           54
   Kubota                              23,000           56
   Kyocera                              3,000          146
   Marui                                4,000           61
   Matsushita Electric                 18,000          282
   Mitsubishi                          21,000          127
   Mitsubishi Chemical                 16,000           29
   Mitsubishi Electric                 23,000           54
   Mitsubishi Estate                    5,000           44
   Mitsubishi Heavy Industries         43,000          150
   Mitsubishi Materials                35,000           68
   Mitsubishi Trust & Banking          13,000          115
   Mitsui                              17,000           87
   Mitsui Trust & Banking              13,000           31
   Mitsukoshi                           7,000           18
   Murata Manufacturing                 1,000           29
   NEC                                 15,000          153
   New Oji Paper                        9,000           38
   Nichido Fire & Marine Insurance     15,000           78
   Nippon Express                       5,000           27
   Nippon Oil                          16,000           50
   Nippon Paper Industries              1,000            4
   Nippon Sharyo                        5,000           12
   Nippon Steel                        39,000           66
   Nippon Yusen                        27,000           93
   Nippondenso                          7,000          119
   Nissan Motor                        32,000           97
   NKK                                 24,000           20
   Nomura Securities                   19,000          207
   Obayashi                            13,000           48

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


INTERNATIONAL EQUITY INDEX FUND--CONTINUED
-----------------------------------------------------------

                                     SHARES     VALUE (000)
-----------------------------------------------------------
JAPAN--CONTINUED
   Odakyu Electric Railway             24,000    $      78
   Olympus Optical                      8,000           75
   Osaka Gas                           44,000           95
   Sakura Bank                         25,000           74
   Sankyo                               7,000          169
   Sanyo Electric                       4,000           11
   Sega Enterprises                     1,600           30
   Sekisui Chemical                     7,000           35
   Sekisui House                        7,000           52
   Sharp                               10,000           75
   Shimizu                              3,000            8
   Shin - Etsu Chemical                 7,000          130
   Shizuoka Bank                        9,000           97
   Skylark                              3,000           28
   Sony                                 3,500          296
   Sumitomo Bank                       28,000          262
   Sumitomo Chemical                   20,000           54
   Sumitomo Metal                      26,000           40
   Taisei                              35,000           68
   Takeda Chemical                     15,000          388
   Tobu Railway                        15,000           43
   Tohoku Electric Power                5,300           72
   Tokai Bank                          20,000          111
   Tokio Marine & Fire Insurance       34,000          322
   Tokyo Electric Power                15,900          304
   Tokyo Gas                           26,000           54
   Tokyu                               10,000           33
   Toppan Printing                     11,000          120
   Toray                               24,000          120
   Tostem                               3,000           38
   Toto                                 7,700           51
   Toyo Seikan Kaisha                   3,300           39
   Toyoda Automatic Loom                4,000           70
   Toyota Motor                        31,000          768
   Yamaichi Securities                 15,000           --
   Yamanouchi Pharmaceutical            1,000           22
   Yasuda Trust & Banking               5,000            6
                                                 ---------
                                                    10,012
                                                 ---------
NETHERLANDS (3.2%)
   ABN Amro Holding                     7,740          187
   Akzo Nobel                             470           98
   ING Groep                            4,704          323
   Koninklijke                          2,986          167
   Koninklijke Nederlanden
     Papierfabriek                        960           28
   Philips Electronics                  1,836          174
   Royal Dutch Petroleum               11,520          656
   Unilever                             3,760          299
   Wolters Kluwer                         772          108
                                                 ---------
                                                     2,040
                                                 ---------
NORWAY (0.9%)
   Bergesen, Cl A                       2,650           53
   Hafslund Nycomed, Cl B               2,200           10
   Kvaerner                             1,400           53
   Norsk Hydro                          6,525          296
   Nycomed Asa, Cl B                    2,300           52
   Uni Storebrand*                      9,987           93
                                                 ---------
                                                       557
                                                 ---------
SPAIN (5.2%)
   Argentaria Bancaria de Espana        2,316          197
   Autopistas CESA                      6,347          102
   Banco Bilbao Vizcaya                11,213          563
   Banco Central Hispano                5,430          178
   Banco de Santander                   5,119          258
   Dragados Construccion                2,565           80
   Endesa                              15,892          381
   Fomento de Construcciones
     Contratas                          1,392           70
   Gas Natural                          2,512          172
   Iberdola                            13,406          221
   Mapfre                               2,036           79
   Repsol                               6,279          349
   Telefonica de Espana                15,076          674
   Union Electrica Fenosa               4,929           61
                                                 ---------
                                                     3,385
                                                 ---------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------

                                     SHARES     VALUE (000)
-----------------------------------------------------------
SWEDEN (2.1%)
   ABB AB, Cl A                         6,300    $     102
   Asticus*                               675            8
   Astra AB, Cl A                      13,266          267
   Diligentia                           1,350           12
   Electrolux, Cl B                       800           80
   Ericsson, Cl B                      14,000          399
   Granges                                550           10
   Skandinaviska Enskilda Banken        7,700          128
   Skanska, Cl B                        1,800           85
   Stora Kopparbergs Bergslags, Cl A    2,500           41
   Svenska Cellulosa, Cl B              4,000          110
   Swedish Match                        4,500           16
   Volvo, Cl B                          3,950          126
                                                 ---------
                                                     1,384
                                                 ---------
SWITZERLAND (2.2%)
   Nestle                                 172          368
   Novartis                               184          311
   Roche Holdings, Genusshein              23          237
   Roche Holdlings, Bearer                  7          116
   Schweizerische Bankgesellschaft        120          202
   Swiss Bank                             575          208
                                                 ---------
                                                     1,442
                                                 ---------
UNITED KINGDOM (9.4%)
   Abbey National                       8,291          148
   Barclays Bank                       14,416          385
   Bass                                 8,451          155
   Bass, Cl B*                          9,466           13
   BAT Industries                      22,460          202
   BG                                  18,333           95
   BG, Cl B*                           20,778           10
   Blue Circle Industries              12,797           82
   British Petroleum                   41,753          613
   British Telecommunications          20,475          214
   BTR                                 35,692          118
   BTR, Cl B*                          43,929           27
   Cable & Wireless                    22,390          253
   Centrica*                           20,778           33
   Diageo                              35,812          405
   Diageo, Cl B*                        5,637           47
   Energy Group                         9,677          133
   General Electric                    21,236          174
   Glaxo Wellcome                      19,999          538
   Great Universal Stores               7,352          104
   Hanson                              12,096           71
   HSBC Holdings                        7,895          206
   Imperial Chemical                   11,454          217
   Marks & Spencer                     40,514          361
   National Power                       9,177           85
   Reuters Group                       11,375          130
   RMC Group                            2,799           53
   RTZ                                 13,785          172
   Sainsbury, J.                       11,344           90
   Smithkline Beecham                  40,668          440
   Unilever                            24,920          274
   Vodafone Group                      22,646          249
                                                 ---------
                                                     6,097
                                                 ---------
Total Foreign Common Stocks
     (Cost $43,189)                                 60,952
                                                 ---------
FOREIGN PREFERRED STOCKS (1.5%)
GERMANY (1.3%)
   RWE                                  3,730          151
   SAP                                    980          544
   Volkswagen                             247          149
                                                 ---------
                                                       844
                                                 ---------
ITALY (0.2%)
   Fiat                                47,080          126
                                                 ---------
Total Foreign Preferred Stocks
     (Cost $365)                                       970
                                                 ---------

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


INTERNATIONAL EQUITY INDEX FUND--CONCLUDED
-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
CASH EQUIVALENT (0.0%)
   Highmark Diversified
     Money Market Fund                $10,411    $      10
                                                 ---------
Total Cash Equivalent
     (Cost $10)                                         10
                                                 ---------
Total Investments (95.6%)
   (Cost $43,564)                                   61,932
                                                 ---------
OTHER ASSETS AND LIABILITIES,
 NET (4.4%)                                          2,878
                                                 ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 4,222,238
   outstanding shares of beneficial
   interest                                         37,231
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 540,956
   outstanding shares of beneficial
   interest                                          5,453
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 111,603
   outstanding shares of beneficial
   interest                                          1,243
Undistributed net investment income                    259
Accumulated net realized gain on
   investments and foreign
   currency transactions                             2,261
Net unrealized appreciation
   on investments                                   18,368
Net unrealized depreciation foreign
   currency and translation of other
   assets and liabilities in foreign
   currency investments                                 (5)
                                                 ---------
Total Net Assets (100.0%)                        $  64,810
                                                 ---------
                                                 ---------


-----------------------------------------------------------

                                                    VALUE
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   13.31
                                                 ---------
                                                 ---------
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                               $   13.20
                                                 ---------
                                                 ---------
Maximum Offering Price Per Share --
   Investor Shares ($13.20 / 96.25%)             $   13.71
                                                 ---------
                                                 ---------
Net Asset Value, Offering Price and
   Redemption Price Per Share -- Flex Shares (1) $   13.17
                                                 ---------
                                                 ---------

(1)  THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A
     DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO
     THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FOR DESCRIPTIONS OF
    ABBREVIATIONS, PLEASE SEE PAGE 95.

-----------------------------------------------------------
-----------------------------------------------------------


INTERNATIONAL EQUITY FUND
-----------------------------------------------------------

                                     SHARES     VALUE (000)
-----------------------------------------------------------
FOREIGN COMMON STOCKS (92.5%)
ARGENTINA (0.3%)
   YPF ADR, Cl D                       69,850    $   2,170
                                                 ---------
AUSTRALIA (2.5%)
   Australia & New Zealand
     Bank Group                     1,206,840        8,556
   QBE Insurance                    2,037,904        8,345
                                                 ---------
                                                    16,901
                                                 ---------
CANADA (0.5%)
   Suncor                              97,527        3,448
                                                 ---------
FINLAND (0.8%)
   Sampo Insurance, Cl A              116,000        5,391
                                                 ---------
FRANCE (10.9%)
   Accor                               24,300        6,665
   AXA                                124,000       14,114
   Credit Local De France              82,630       11,228
   Elf Aquitaine                      100,300       13,931
   Groupe Danone                       24,500        6,597
   Moulinex*                          105,580        2,991
   Suez Lyonnaise des Eaux             52,000        8,874
   Technip                             60,500        8,676
                                                 ---------
                                                    73,076
                                                 ---------
GERMANY (9.1%)
   Allianz                             30,830        9,745
   Bayer                              133,600        6,387
   Bayerische Motoren Werke             5,800        6,137
   Bayerische Motoren Werke - New*      1,160        1,222
   Buderus                             12,440        6,135
   Commerzbank                        128,000        5,187
   Hoechst                            166,000        8,280
   Man                                  6,000        2,387
   Preussag                            22,040        8,041
   Veba                               105,000        6,897
                                                 ---------
                                                    60,418
                                                 ----------
GREECE (1.7%)
   Greek Telecom                      390,243       11,463
                                                 ---------
HONG KONG (1.5%)
   Hutchison Whampoa                1,315,000        6,873
   National Mutual Asia             4,286,000        3,015
   Sung Hung Kai Properties             5,312           26
                                                 ---------
                                                     9,914
                                                 ---------
INDONESIA (0.0%)
   Modern Photo Film, F             1,440,000          128
                                                 ---------
ISRAEL (1.3%)
   ECI Telecommunications              94,500        3,036
   Teva Pharmaceuticals ADR           133,200        5,461
                                                 ---------
                                                     8,497
                                                 ---------
ITALY (7.3%)
   Banca Popolare di Milano           970,000        8,724
   ENI                              1,318,000        9,314
   Istituto Banc San Paolo            531,700        8,387
   Montedison                       3,175,000        4,386
   Saipem                             854,000        4,967
   Telecom Italia                   1,692,630       12,784
                                                 ---------
                                                    48,562
                                                 ---------
JAPAN (8.9%)
   Canon                              368,000        8,767
   Eisai                              408,000        5,414
   Fuji Photo Film                    182,000        6,162
   Honda Motor                        216,000        7,360
   Sankyo                             252,000        6,076
   Sony                                99,400        8,396
   Takefuji                            62,000        3,070
   TDK                                 85,000        6,676
   Terumo                             491,000        7,426
                                                 ---------
                                                    59,347
                                                 ---------

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


INTERNATIONAL EQUITY FUND--CONCLUDED
-----------------------------------------------------------

                                     SHARES     VALUE (000)
-----------------------------------------------------------
NETHERLANDS (7.0%)
   Akzo Nobel                          38,200    $   7,980
   ING Groep                          321,000       22,039
   Koninklijke PTT Nederland           91,300        5,102
   New Holland                        169,300        4,021
   Philips Electronics                 81,900        7,781
                                                 ---------
                                                    46,923
                                                 ---------
NEW ZEALAND (0.7%)
   Fletcher Challenge
     Building Division              2,653,748        4,360
                                                 ---------
PANAMA (0.8%)
   Banco Latinamericano
     de Exportaciones                 150,400        5,038
                                                 ---------
NORWAY (2.3%)
   Petroleum Geo Services ADR*        127,000        8,319
   Sparebanken Nor                    232,000        6,928
                                                 ---------
                                                    15,247
                                                 ---------
PERU (0.8%)
   CPT Telefoncia del Peru            164,100        3,549
   Credicorp                          127,213        2,020
                                                 ---------
                                                     5,569
                                                 ---------
PHILIPPINES (0.3%)
   Benpres Holdings GDR, (B)          590,984        2,185
                                                 ---------
PORTUGAL (1.8%)
   Banco Espirito Santo               144,480        5,087
   Bco Espirito Santo Rights           15,049          150
   Portugal Telecom ADR               130,000        6,857
                                                 ---------
                                                    12,094
                                                 ---------
SINGAPORE (0.6%)
   Overseas Chinese Bank            1,083,000        4,304
                                                 ---------
SPAIN (3.4%)
   Repsol                             166,000        9,226
   Telefonica de Espana               296,727       13,260
                                                 ---------
                                                    22,486
                                                 ---------
SWEDEN (1.1%)
   Volvo, Cl B                        230,000        7,352
                                                 ---------
SWITZERLAND (9.1%)
   Asea Brown Boveri Group              4,565        7,733
   Credit Suisse Group                 22,000        4,840
   Nestle                               7,500       16,061
   Novartis, Registered                 9,815       16,613
   Swiss Bank                          42,300       15,273
                                                 ---------
                                                    60,520
                                                 ---------
UNITED KINGDOM (19.8%)
   Allied Domecq                      408,800        4,021
   Bank of Ireland                    788,148       14,808
   Bass                               580,982       10,669
   British Aerospace                1,308,000       11,594
   British Petroleum                  708,579       10,399
   Diageo                             718,200        8,119
   General Electric                 1,072,000        8,785
   Ladbroke Group                   1,170,000        6,608
   Laporte                            497,900        6,957
   Lucasvarity                      2,175,776        9,590
   National Westminster Bank          160,000        2,923
   Next                             1,068,000        9,658
   Siebe                              500,000       12,529
   SmithKline Beecham                 600,758        6,507
   Storehouse                       1,953,695        8,898
                                                 ---------
                                                   132,065
                                                 ---------
Total Foreign Common Stocks
     (Cost $504,598)                               617,458
                                                 ---------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
FOREIGN PREFERRED STOCKS (2.2%)
   Gea                                 18,500    $   7,154
   Man                                 25,200        7,542
                                                 ---------
Total Foreign Preferred Stocks
     (Cost $11,834)                                 14,696
                                                 ---------
TIME DEPOSIT (4.8%)
   Cayman Time Deposit
     5.125%, 06/01/98                 $32,000       32,000
                                                 ---------
Total Time Deposit
     (Cost $32,000)                                 32,000
                                                 ---------
Total Investments (99.5%)
   (Cost $548,433)                                 664,154
                                                 ---------
OTHER ASSETS AND LIABILITIES,
 NET (0.5%)                                          3,423
                                                 ---------


-----------------------------------------------------------

                                                VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 41,926,884
   outstanding shares of beneficial interest      $481,962
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 1,164,900
   outstanding shares of beneficial interest        14,451
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 1,441,816
   outstanding shares of beneficial interest        19,112
Undistributed net investment income                  2,660
Accumulated net realized gain on
   investments and foreign
   currency transactions                            33,758
Net unrealized appreciation on investments         115,721
Net unrealized depreciation foreign
   currency and translation of other
   assets and liabilities in foreign
   currency investments                                (87)
                                                 ---------
Total Net Assets (100.0%)                         $667,577
                                                 ---------
                                                 ---------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   15.00
                                                 ---------
                                                 ---------
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                               $   14.92
                                                 ---------
                                                 ---------
Maximum Offering Price Per Share --
   Investor Shares ($14.92 / 96.25%)             $   15.50
                                                 ---------
                                                 ---------
Net Asset Value, Offering Price and
   Redemption Price Per Share -- Flex
   Shares (1)                                    $   14.68
                                                 ---------
                                                 ---------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A
    DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO
    THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FOR DESCRIPTIONS OF
    ABBREVIATIONS, PLEASE SEE PAGE 95.

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


SUNBELT EQUITY FUND
-----------------------------------------------------------

                                     SHARES     VALUE (000)
-----------------------------------------------------------
COMMON STOCKS (91.7%)
CAPITAL GOODS (12.3%)
   American Buildings*                144,152    $   4,937
   American Homestar*                 228,868        4,863
   Artesyn Technologies*              234,751        3,851
   Aviall*                            119,542        1,748
   Blount International               182,723        5,151
   Centex                              67,601        2,417
   Citation*                           90,069        1,723
   Kellstrom Industries*              169,004        4,700
   Kuhlman                            111,238        4,700
   Maverick Tube*                     214,288        3,241
   Miller Industries*                 407,070        2,900
   Owens & Minor Holding              109,719        1,289
   Palm Harbor Homes*                 154,596        6,445
   Roper Industries                    75,829        2,517
   Tristar Aerospace*                  98,529        1,595
   UNIFAB International*              161,289        3,085
   Watsco                              99,449        2,921
                                                 ---------
                                                    58,083
                                                 ---------
COMMUNICATION SERVICES (3.1%)
   Cellstar*                          124,905        3,759
   Premiere Technologies*             166,678        3,979
   Superior TeleCom*                   64,999        2,576
   World Access*                      134,017        4,205
                                                 ---------
                                                    14,519
                                                 ---------
CONSUMER CYCLICALS (14.6%)
   AHL Services*                       70,928        2,296
   Apple South                        199,235        2,615
   Barnett*                           228,919        4,149
   Books-A-Million*                   346,060        1,774
   Central Parking                     98,229        4,402
   Claire's Stores                    107,515        2,023
   Family Dollar Stores               345,140        5,716
   Friedman's, Cl A*                   51,506        1,017
   Knight-Ridder                       84,503        4,822
   Lowe's Companies                    71,826        5,688
   O'Charleys*                        141,141        2,937
   Pier 1 Imports                      84,502        2,033
   Play By Play Toys & Novelties*      91,743        1,514
   Policy Management Systems*          50,480        4,165
   Promus Hotel*                       68,911        2,980
   Renters Choice*                     92,136        2,453
   Staffmark*                         208,981        7,680
   Stein Mart*                        349,868        5,510
   Suburban Lodges of America*        230,460        3,702
   Tractor Supply*                     52,876        1,276
                                                 ---------
                                                    68,752
                                                 ---------
CONSUMER STAPLES (3.7%)
   Educational Medical*               147,418        1,483
   Food Lion, Cl A                    390,782        3,786
   Outback Steakhouse*                117,264        4,324
   Richfood Holdings                  128,298        3,135
   Sonic*                             221,818        4,589
                                                 ---------
                                                    17,317
                                                 ---------
ENERGY (17.4%)
   Anadarko Petroleum                 108,562        7,165
   BJ Services*                       204,507        6,685
   Camco International                112,559        7,851
   Core Laboratories N.V.*            224,583        5,937
   Diamond Offshore Drilling          103,035        4,926
   Ensco International                153,291        3,880
   Global Industries*                 523,164       11,150
   Global Marine*                     135,164        3,016
   J. Ray McDermott S.A.*             103,606        4,183
   Nuevo Energy*                      172,828        5,617
   Oceaneering International*          95,593        2,055
   St. Mary Land & Exploration         74,358        2,026
   Stone Energy*                      265,790        9,419
   Transocean Offshore                 84,359        4,160
   World Fuel Services                229,589        4,047
                                                 ---------
                                                    82,117
                                                 ---------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------

                                     SHARES     VALUE (000)
-----------------------------------------------------------
FINANCIALS (17.7%)
   AmSouth Bancorp                     86,166    $   3,312
   Bank United, Cl A                   56,281        2,814
   Capital One Financial               29,408        2,935
   CCB Financial                       49,101        5,377
   Compass Bancshares                 126,011        5,982
   Crestar Financial                   89,697        5,152
   Cullen/Frost Bankers                21,011        1,139
   Equity Inns REIT                   206,362        2,954
   Fairfield Communities*             619,987       12,671
   Hibernia, Cl A                     194,050        4,075
   Nova*                              170,195        5,606
   PMT Services*                      412,872        8,051
   Profit Recovery Group
     International*                   159,389        3,905
   Regions Financial                  132,479        5,448
   Texas Regional Bancshares, Cl A     61,382        1,964
   Triad Guaranty*                    217,159        7,166
   Union Planters                      57,356        3,355
   Winston Hotels REIT                108,493        1,302
                                                 ---------
                                                    83,208
                                                 ---------
HEALTH CARE (3.3%)
   Pharmerica*                        203,637        2,482
   PSS World Medical Inc*             138,327        1,729
   Quorum Health Group*               217,034        6,525
   Serologicals*                      164,406        4,850
                                                 ---------
                                                    15,586
                                                 ---------
TECHNOLOGY (14.4%)
   Acxiom*                            225,828        4,884
   Benchmark Electronics*             250,023        5,047
   Billing Information Concepts*      126,854        2,949
   CHS Electronics*                   247,862        4,926
   Cybex Computer Products*           134,506        3,094
   Datastream Systems*                119,543        2,540
   Harbinger*                         273,798        6,374
   HBO                                119,541        6,900
   Input/Output*                      299,044        6,579


-----------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
TECHNOLOGY--CONTINUED
   National Data                       83,857    $   3,145
   Nichols Research*                  232,020        5,568
   SCB Computer Technology*           823,338        9,880
   Sterling Commerce*                 146,782        5,825
                                                 ---------
                                                    67,711
                                                 ---------
TRANSPORTATION (5.2%)
   Comair                             111,571        2,971
   Covenant Transportation
     Incorporated, Cl A*              205,932        3,372
   Hunt J B Transportation
     Services                         398,433       11,928
   Southwest Airlines                 108,029        2,883
   USA Truck*                         210,914        3,164
                                                 ---------
                                                    24,318
                                                 ---------
Total Common Stocks
     (Cost $305,611)                               431,611
                                                 ---------
CONVERTIBLE BONDS (6.3%)
   Career Horizons, CV to 88.1057
     Shares, Callable 11/01/98
     @ 104
     7.000%, 11/01/02                  $1,904        5,543
   Diamond Offshore, CV to 24.6910
     Shares, Callable 02/22/01
     @ 102.08
     3.750%, 02/15/07                   3,286        4,223
   Pier 1 Imports, CV to 81.1030
     Shares, Callable 10/01/99
     @ 103
     5.750%, 10/01/03                   2,388        4,842
   Pride International, CV to
     81.6330 Shares, Callable
     03/01/99 @ 103.125
     6.250%, 02/15/06                   4,806        8,987
   Sci Systems, CV to 41.0172
     Shares, Callable 05/01/99
     @ 103.5
     5.000%, 05/01/06                   3,917        5,831
                                                 ---------
Total Convertible Bonds
     (Cost $27,463)                                 29,426
                                                 ---------

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


SUNBELT EQUITY FUND--CONCLUDED
-----------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
REGULATED INVESTMENT COMPANIES
 (1.0%)
   Dollar General, STRYPES*           126,752    $   4,912
                                                 ---------
Total Regulated Investment
 Companies
     (Cost $4,999)                                   4,912
                                                 ---------
REPURCHASE AGREEMENT (1.9%)
   Swiss Bank
     5.51%, dated 05/29/98,
     matures 06/01/98, repurchase
     price $9,182,045
     (collateralized by U.S.
     Treasury Note and US
     Treasury Bond: total market
     value $9,368,147) (H)             $9,178        9,178
                                                 ---------
Total Repurchase Agreement
     (Cost $9,178)                                   9,178
                                                 ---------
Total Investments (100.9%)
   (Cost $347,251)                                 475,127
                                                 ---------
OTHER ASSETS AND LIABILITIES,
 NET (-0.9%)                                        (4,276)
                                                 ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 28,568,437
   outstanding shares of
   beneficial interest                             291,256
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 2,089,279
   outstanding shares of
   beneficial interest                              20,090
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 552,859
   outstanding shares of
   beneficial interest                               7,265
Undistributed net investment
 income                                                 40
Accumulated net realized gain on
 investments                                        24,324
Net unrealized appreciation on
 investments                                       127,876
                                                 ---------
Total Net Assets (100.0%)                        $ 470,851
                                                 ---------
                                                 ---------


-----------------------------------------------------------

                                                   VALUE
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   15.12
                                                 ---------
                                                 ---------
Net Asset Value and Redemption Price
   Per Share --  Investor Shares                 $   14.77
                                                 ---------
                                                 ---------
Maximum Offering Price Per Share --
   Investor Class ($14.77 / 96.25%)              $   15.35
                                                 ---------
                                                 ---------
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)            $   14.60
                                                 ---------
                                                 ---------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE.  FOR
    A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO
    THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
    FINANCIAL STATEMENTS.  FOR DESCRIPTIONS OF
    ABBREVIATIONS, PLEASE SEE PAGE 95.

-----------------------------------------------------------
-----------------------------------------------------------


INVESTMENT GRADE TAX-EXEMPT BOND FUND
-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
MUNICIPAL BONDS (104.9%)
ALABAMA (2.0%)
   State Docks Department, Docks
     Facility, RB (MBIA)
     5.250%, 10/01/99                  $1,500    $   1,525
     5.250%, 10/01/00                   1,000        1,025
     5.250%, 10/01/01                   1,000        1,033
                                                 ---------
                                                     3,583
                                                 ---------
ARIZONA (2.5%)
   Maricopa County, University
     School District No. 80
     (Chandler), GO, Partially
     Prerefunded 07/01/01 @ 101
     (FGIC) (F)
     6.400%, 07/01/10                   3,050        3,265
   Scottsdale, GO
     5.500%, 07/01/14                   1,250        1,344
                                                 ---------
                                                     4,609
                                                 ---------
CALIFORNIA (3.6%)
   Metropolitan Water District,
     Southern California
     Waterworks, RB, Callable
     01/01/08 @ 101
     5.500%, 07/01/10                   2,785        3,007
   Orange County, Loma Ridge Data
     Center Project, COP, Prefunded
     06/01/19 @ 100 (AMBAC) (F)
     6.000%, 06/01/21                   2,075        2,292
   San Bernardino, J.T. Powers
     Financing Authority, Central
     City Merged Project, Ser A,
     Tax Allocation (AMBAC)
     5.750%, 07/01/18                   1,230        1,351
                                                 ---------
                                                     6,650
                                                 ---------
DISTRICT OF COLUMBIA (1.1%)
   District of Columbia, American
     College Obstetricians, RB,
     Callable 08/15/01 @ 102
     (AMBAC)
     6.500%, 08/15/18                   1,930        2,088
                                                 ---------
FLORIDA (12.9%)
   Orange County, State Health
     Facilities Authority, Orlando
     Regional Healthcare, RB
     (MBIA)
     6.250%, 10/01/13                  $1,000    $   1,158
   State, Board of Education,
     Capital Outlay, Ser C, GO,
     Callable 06/01/03 @ 101
     5.700%, 06/01/11                   4,000        4,245
   State, Finance Department,
     Environmental Protection,
     Preservation 2000, Ser A,
     RB (FSA)
     5.500%, 07/01/09                   7,500        8,176
   State, Finance Department,
     Ser A, RB, Prerefunded
     07/01/02 @ 100 (MBIA) (G)
     6.250%, 07/01/13                   2,500        2,724
   Tampa, Allegany Health, RB,
     Prerefunded 12/01/99
     @ 102 (FGIC) (F)
     7.375%, 12/01/23                   3,500        3,746
   Tampa, Occupational License
     Tax, Ser A, RB (FGIC) (C)
     3.900%, 10/01/18                   3,600        3,600
                                                 ---------
                                                    23,649
                                                 ---------
GEORGIA (4.8%)
   Clayton County, Water
     Authority, RB
     5.000%, 05/01/13                   1,050        1,070
     5.100%, 05/01/15                   2,365        2,413
     5.100%, 05/01/16                   1,615        1,638
   Fulton County, Development
     Authority, Special Facilities
     Revenue, Delta Airlines
     Project, RB, AMT, Callable
     05/01/08 @ 101
     5.300%, 05/01/13                   1,000          997
   State, GO
     7.250%, 07/01/99                   1,305        1,354

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONTINUED
-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
GEORGIA--CONTINUED
   State, Municipal Electric
   Authority, Ser B, RB (FGIC)
     6.250%, 01/01/12                  $1,150    $   1,319
                                                 ---------
                                                     8,791
                                                 ---------
ILLINOIS (11.6%)
   State, Financial Authority,
     Provena Health, Ser A, RB
     (MBIA)
     5.500%, 05/15/06                   3,260        3,458
   State, Financial Authority,
     Provena Health, Ser A, RB,
     Callable 05/15/08 @ 101
     (MBIA)
     5.500%, 05/15/11                   2,500        2,624
   State, GO, Prerefunded
     06/01/01 @ 102
     6.600%, 06/01/12                   2,350        2,562
   State, Health Facilities
     Authority, Rockford Health
     System, RB (AMBAC)
     5.500%, 08/15/05                     525          557
   State, Health Facilities
     Authority, Trinity Medical
     Center Project, RB, Callable
     07/01/02 @ 102 (FSA)
     7.000%, 07/01/12                   5,000        5,561
   State, Regional Transportation
     Authority, RB (FGIC)
     6.000%, 06/01/15                   2,000        2,249
   State, Regional Transportation
     Authority, Ser A, RB, Callable
     06/01/02 @ 102 (AMBAC)
     6.500%, 06/01/15                   3,830        4,169
                                                 ---------
                                                    21,180
                                                 ---------
MARYLAND (2.2%)
   Baltimore, Metropolitan
     District, GO, Callable
     07/01/02 @ 102
     5.900%, 07/01/04                   1,000        1,081
   Baltimore, Water Project,
     Ser A, RB, Callable 07/01/06
     @ 101 (FGIC)
     5.800%, 07/01/15                  $2,800    $   3,005
                                                 ---------
                                                     4,086
                                                 ---------
MASSACHUSETTS (2.6%)
   Boston, City Hospital Project,
     RB, Prerefunded 08/15/98
     @ 100 (FHA) (F)
     7.650%, 02/15/10                   1,265        1,385
   State, Water Reserves
     Authority, Ser C, RB
     (FGIC-TCRS)
     5.250%, 12/01/15                   3,250        3,390
                                                 ---------
                                                     4,775
                                                 ---------
MINNESOTA (0.6%)
   Minneapolis, Special School
     District No 001, Ser A, COP,
     Callable 02/01/06 @ 100
     (MBIA)
     5.700%, 02/01/09                   1,000        1,073
                                                 ---------
MISSOURI (1.6%)
   St. Louis, Water Utility
     Improvements, RB, Callable
     07/01/04 @ 102 (FGIC)
     5.950%, 07/01/06                   1,170        1,287
   State, Health & Educational
     Facilities Authority, Health
     Care Projects, Ser B, ETM,
     RB, Callable 06/01/00 @ 102
     (MBIA) (F)
     7.000%, 06/01/05                   1,500        1,664
                                                 ---------
                                                     2,951
                                                 ---------
NEBRASKA (1.2%)
   Omaha, Public Power & Electric
     Authority, Ser A, RB,
     Prerefunded 02/01/02 @
     101.5 (F)
     6.500%, 02/01/17                   2,000        2,189
                                                 ---------

-----------------------------------------------------------
-----------------------------------------------------------


-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
NEW JERSEY (0.9%)
   State, Health Care Facilities
     Financing Authority, Cathedral
     Health Services, RB
     (MBIA) (FHA)
     5.500%, 02/01/11                  $1,605    $   1,708
                                                 ---------
NEW YORK (14.1%)
   New York, Ser F, GO
     5.250%, 08/01/04                   2,000        2,084
   New York, Ser F, GO (FGIC-TCRS)
     5.250%, 08/01/05                   3,110        3,277
   New York, Ser G, GO (FGIC-TCRS)
     5.000%, 08/01/05                   4,000        4,154
   New York, Ser H, GO,
     Callable 08/01/08 @ 100
     5.500%, 08/01/13                   3,000        3,105
   Oneida-Herkimer, Solid Waste
     Management Authority, RB (FSA)
     5.500%, 04/01/14                   1,285        1,369
   State, Dormitory Authority, RB,
     Callable 07/01/14 @ 100 (FSA)
     5.750%, 07/01/18                   1,800        1,984
   State, Dormitory Authority,
     Ser A, RB (AMBAC)
     6.000%, 07/01/10                   1,550        1,751
     5.750%, 07/01/13                   1,000        1,103
   State, Dormitory Authority,
     Ser A, RB (FGIC-TCRS)
     5.750%, 07/01/07                   1,000        1,093
   State, Dormitory Authority,
     Ser A, RB (MBIA)
     5.750%, 07/01/08                   2,000        2,199
     5.750%, 07/01/13                   1,300        1,434
   State, Urban Development,
     Sr. Lien, RB, Callable
     07/01/06 @ 102
     5.500%, 07/01/16                   2,250        2,344
                                                 ---------
                                                    25,897
                                                 ---------
NORTH CAROLINA (0.6%)
   Onslow County, GO, Callable
     03/01/05 @ 101.5 (MBIA)
     5.600%, 03/01/08                  $1,000    $   1,079
                                                 ---------
OHIO (3.3%)
   Cleveland, City School District,
     Ser A, GO, Callable 12/01/02
     @ 102 (FGIC)
     5.875%, 12/01/11                   1,650        1,774
   Hamilton County, Hamilton
     County Football Project,
     Ser B, RB, Callable 06/01/08
     @ 101 (MBIA)
     5.375%, 12/01/11                   4,000        4,223
                                                 ---------
                                                     5,997
                                                 ---------
PENNSYLVANIA (6.0%)
   Allegheny County, Hospital
     Development Authority, Ohio
     Valley General, RB, Callable
     04/01/03  @ 100 (MBIA)
     5.875%, 04/01/11                   1,500        1,584
   Allegheny County, Pittsburgh
     International Airport,
     Ser A, RB (MBIA)
     5.750%, 01/01/11                   2,500        2,703
     5.750%, 01/01/13                   4,000        4,330
   Berks County, GO, Callable
     11/15/02 @ 100 (FGIC)
     5.750%, 11/15/12                   2,255        2,371
                                                 ---------
                                                    10,988
                                                 ---------
PUERTO RICO (0.7%)
   Commonwealth, Electric Power
     Authority, Ser T, RB,
     Prerefunded 07/01/04 @
     102 (F)
     6.375%, 07/01/24                   1,200        1,358
                                                 ---------

STATEMENT OF NET ASSETS
-----------------------------------------------------------
-----------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1998


INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
SOUTH DAKOTA (1.8%)
   State, Health & Educational
     Facility Authority, St. Lukes
     Midland Regional Medical, RB,
     Callable 07/01/01 @ 102 (MBIA)
     6.625%, 07/01/11                  $3,000    $   3,241
                                                 ---------
TENNESSEE (3.5%)
   Metropolitan Nashville Airport,
     Ser C, RB, Callable 07/01/01
     @ 102 (FGIC)
     6.600%, 07/01/15                   3,900        4,223
   Shelby County, GO, Prerefunded
     12/01/00 @ 102 (G)
     6.250%, 12/01/09                   2,000        2,146
                                                 ---------
                                                     6,369
                                                 ---------
TEXAS (7.4%)
   Amarillo, Health Facilities
     Corporation, Baptist Saint
     Anthonys Hospital, RB (FSA)
     5.500%, 01/01/11                   1,000        1,063
     5.500%, 01/01/13                   1,000        1,061
   North Central, Health Facility
     Development, Health Resources
     System, Ser B, RB, Callable
     02/15/08 @ 102 (MBIA)
     5.750%, 02/15/13                   2,120        2,283
   Richardson, GO, Callable
     02/15/08 @ 100
     5.500%, 02/15/09                   3,615        3,885
   State, Water Development Board,
     Revolving Fund, Senior Lien,
     RB, Callable 07/15/02 @ 102
     6.000%, 07/15/03                   2,000        2,169
   Travis County, GO, Callable
     03/01/08 @ 100
     5.000%, 03/01/09                   2,055        2,130
   University of Texas, Ser B, RB
     6.300%, 08/15/99                  $1,000    $   1,030
                                                 ---------
                                                    13,621
                                                 ---------
UTAH (3.8%)
   State, Intermountain Power
     Agency, Power Supply, Ser A,
     RB (AMBAC)
     6.500%, 07/01/11                   1,500        1,762
   State, Intermountain Power
     Agency, Power Supply,
     Ser E, RB (FSA)
     6.250%, 07/01/08                   3,000        3,419
     6.250%, 07/01/09                   1,545        1,769
                                                 ---------
                                                     6,950
                                                 ---------
WASHINGTON (11.8%)
   King County, Ser C, GO,
     Callable 06/01/03 @ 100
     4.600%, 06/01/04                   5,000        5,087
   State, Health Care Facilities,
     Swedish Health Systems, RB,
     Callable 11/15/08 @ 101
     (AMBAC)
     5.500%, 11/15/12                   2,000        2,103
   State, Health Care Facilities,
     Virginia Mason Medical
     Center Project, Ser B, RB
     (MBIA)
     4.000%, 02/15/27                   8,500        8,500
   State, Ser B, GO, Callable
     05/01/04 @ 100
     5.750%, 05/01/14                   5,600        5,871
                                                 ---------
                                                    21,561
                                                 ---------

================================================================================

-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
WEST VIRGINIA (1.2%)
   West Virginia University,
     University Projects,
     Ser A, RB (MBIA)
     5.500%, 04/01/13                  $1,000    $   1,072
     5.500%, 04/01/14                   1,000        1,069
                                                 ---------
                                                     2,141
                                                 ---------
WISCONSIN (3.1%)
   State, Health & Elderly Facility,
     Childrens Hospital of
     Wisconsin, RB (AMBAC)
     5.500%, 02/15/11                   1,300        1,378
     5.625%, 02/15/13                   2,690        2,884
     5.625%, 02/15/14                   1,250        1,337
                                                 ---------
                                                     5,599
                                                 ---------
Total Municipal Bonds
     (Cost $189,435)                               192,133
                                                 ---------

CASH EQUIVALENTS (6.9%)
   AIM Management Institutional
     Tax-Free Portfolio (C)             6,992        6,992
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio (C)             5,656        5,656
                                                 ---------
Total Cash Equivalents
     (Cost $12,648)                                 12,648
                                                 ---------
Total Investments (111.8%)
   (Cost $202,083)                                 204,781
                                                 ---------
OTHER ASSETS AND LIABILITIES (-11.8%)
   Securities Purchased Payable                    (28,219)
   Other Assets and Liabilities, Net                 6,602
                                                 ---------
Total Other Assets and Liabilities                 (21,617)
                                                 ---------

NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 12,864,803
   outstanding shares of beneficial interest     $ 142,338
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 2,467,705
   outstanding shares of beneficial interest        26,273
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 736,855
   outstanding shares of beneficial interest         8,349
Undistributed net investment income                      4
Accumulated net realized gain on investments         3,502
Net unrealized appreciation on investments           2,698
                                                 ---------
Total Net Assets (100.0%)                        $ 183,164
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   11.40
                                                 =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                  $   11.41
                                                 =========
Maximum Offering Price Per Share --
   Investor Class ($11.41 / 96.25%)              $   11.85
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)            $   11.40
                                                 =========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 95.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


FLORIDA TAX-EXEMPT BOND FUND

-----------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
-----------------------------------------------------------
MUNICIPAL BONDS (98.5%)
FLORIDA (91.1%)
   Bay County, School District
     Sales Tax, RB (FSA)
     4.500%, 06/01/06                  $1,900    $   1,923
   Brevard County, School Board,
     Ser A, COP (AMBAC)
     5.400%, 07/01/12                   1,500        1,607
   Brevard County, State Health
     Facilities Authority, Holmes
     Medical Center Project, RB,
     Callable 10/01/03 @ 102 (MBIA)
     5.700%, 10/01/08                   3,000        3,233
   Brevard County, State Health
     Facilities Authority, Wuesthoff
     Memorial Hospital
     Project, RB (MBIA)
     6.250%, 04/01/06                     930        1,046
   Broward County, Port Facilities,
     Ser B, RB, AMT, Callable
     @ 101 09/01/08 (MBIA)
     5.000%, 09/01/18                   2,000        1,953
   Broward County, School District,
     COP, Callable 07/01/07
     @ 101 (AMBAC)
     5.100%, 07/01/09                   1,465        1,535
   Cape Canaveral, Hospital
     District, RB, Callable
     01/01/2008 @ 101
     5.250%, 01/01/18                   1,000          978
   Citrus County, Pollution Control,
     Florida Power, RB
     Callable 08/01/02 @ 102
     6.350%, 02/01/22                     335          363
   Dade County, Ser CC,
     GO (AMBAC)
     7.125%, 10/01/11                   1,810        2,249
   Dade County, Aviation Revenue,
     RB, AMT, Callable 10/01/02
     @ 102 (MBIA)
     6.600%, 10/01/22                 $   825    $     902
   Dade County, Aviation Revenue,
     Ser A, RB, Callable 10/01/05
     @ 102 (AMBAC)
     6.000%, 10/01/09                     500          554
   Dade County, School Board, Ser B,
     COP (AMBAC)
     5.750%, 08/01/03                     600          645
   Dade County, School District, GO,
     Prerefunded 07/01/99 @ 102 (F)
     7.375%, 07/01/08                     250          264
   Dade County, Seaport, RB (MBIA)
     6.200%, 10/01/08                     750          856
     6.500%, 10/01/09                   1,000        1,175
     6.200%, 10/01/10                   1,000        1,152
   Dade County, State Educational
     Facilities Authority, University
     of Miami, RB Callable 04/01/06
     @ 102 (MBIA)
     5.750%, 04/01/20                   2,000        2,115
   Dade County, State Educational
     Facilities Authority, University
     of Miami, Ser A, RB (MBIA)
     6.000%, 04/01/08                     755          843
   Dade County, Water & Sewer
     System, RB (FGIC)
     6.250%, 10/01/09                     750          865
   Deerfield Beach, Water & Sewer
     Revenue, RB (FGIC)
     6.125%, 10/01/06                     250          282
   Gainesville, Utility Systems,
     Ser A, RB
     5.750%, 10/01/04                   1,300        1,415
     5.750%, 10/01/09                     500          557


================================================================================


-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/08 (FGIC)
     5.650%, 12/01/15                 $   460    $     502
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/09 (FGIC)
     5.750%, 12/01/15                     410          448
   Hillsborough County, Capital
     Improvement Program, ETM,
     RB (FGIC) (F)
     5.900%, 08/01/04                     300          328
   Hillsborough County, Capital
     Improvement Program, County
     Center Project, Ser B, RB,
     Callable 07/01/06 @ 102 (MBIA)
     5.000%, 07/01/08                   1,000        1,030
   Hillsborough County, School
     Board Revenue, COP, Callable
     07/01/06 @ 100 (MBIA)
     5.875%, 07/01/08                   1,000        1,106
   Hillsborough County, University
     Community Hospital, RB (MBIA)
     6.500%, 08/15/19                     145          173
   Indian Trace Community, Water
     Management Split Benefit,
     Ser A-1, RB, Callable 05/01/05
     @ 102 (MBIA)
     5.500%, 05/01/07                     455          493
   Jacksonville, Excise Tax, Ser B, RB,
     AMT, Callable 10/01/03
     @ 100 (FGIC)
     5.200%, 10/01/04                   1,500        1,558
   Jacksonville, River City Renaissance
     Project, RB (FGIC)
     6.000%, 10/01/04                   3,430        3,780
   Jacksonville, State Health Facilities
     Authority, Charity Obligation
     Group, Ser A, RB, Callable
     08/15/07 @ 101 (MBIA)
     5.250%, 08/15/15                  $2,000    $   2,044
   Jacksonville, Water & Sewer
     Revenue, RB, Callable 10/01/06
     @ 102, Prerefunded 09/30/08
     @ 101 (MBIA) (G)
     5.000%, 10/01/20                     610          643
   Lakeland, Electric & Water
     Revenue, RB
     6.650%, 10/01/98                     100          101
   Lakeland, Electric & Water
     Revenue, RB (FGIC)
     6.500%, 10/01/05                   1,000        1,140
     6.000%, 10/01/07                   1,000        1,125
   Manatee County, Community
     Redevelopment Administration,
     Center Project, RB, Callable
     04/01/00 @ 102 (MBIA)
     7.000%, 04/01/08                   1,000        1,070
   Martin County, State Health
     Facilities Authority, Martin
     Memorial Medical Center,
     Ser B, RB, Callable 11/15/07
     @ 102 (MBIA)
     5.150%, 11/15/11                   1,070        1,110
   Miami-Dade County, Special
     Obligation, RB, Callable 04/01/08
     @ 86.6 (MBIA) (A)
     0.000%, 10/01/11                   1,635          852
   North Broward, Hospital District
     Revenue, ETM, RB (MBIA) (G)
     5.950%, 01/01/01                   1,000        1,047
   Orange County, Public Facilities
     Revenue, Ser A, RB, Callable
     10/01/04 @ 102 (AMBAC)
     5.650%, 10/01/07                     200          217

                                                                              77

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


FLORIDA TAX-EXEMPT BOND FUND--CONTINUED

-----------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-----------------------------------------------------------
   Orange County, State Health
     Facilities Authority, Orlando
     Regional Healthcare, RB (MBIA)
     6.250%, 10/01/13                  $1,000    $   1,158
   Orange County, State Housing
     Finance Authority, Single
     Family Mortgage, Ser B, RB,
     Callable 09/01/07 @ 102
     5.800%, 09/01/17                     760          791
   Orange County, Tourist
     Development, Ser B, RB,
     Prerefunded 10/01/02 @
     100 (AMBAC)
     6.000%, 10/01/21                     250          269
   Orlando, Community Water &
     Electric Revenue, Ser D, RB
     6.750%, 10/01/17                   2,885        3,526
   Osceola County, COP (AMBAC)
     6.250%, 06/01/01                   1,760        1,873
     6.250%, 06/01/04                   2,105        2,337
     6.250%, 06/01/05                   2,240        2,508
   Palm Beach, Solid Waste Authority,
     Ser A, RB (AMBAC)
     6.000%, 10/01/09                   2,525        2,856
   Palm Beach, State Health Facilities
     Authority, JFK Medical Center
     Project, RB, Prerefunded 12/01/03
     @ 102 (FSA) (F)
     5.750%, 12/01/14                     165          180
   Palm Beach County, Apartment
     System, RB, Callable 10/01/01
     @ 102 (MBIA)
     7.625%, 10/01/04                   1,410        1,588
   Pinellas County, Morton Plant
     Health Systems Project, RB,
     Callable 11/15/03 @ 102 (MBIA)
     5.500%, 11/15/08                   1,500        1,599
   Pinellas County, State Housing
     Finance Authority, Single Family
     Mortgage, Ser C, RB, Callable
     03/01/07 @ 102
     5.050%, 09/01/07                $    215    $     220
     5.100%, 09/01/08                     230          235
   Plant City, Utility System
     Revenue, RB (MBIA)
     6.000%, 10/01/15                     400          453
   Reedy Creek, Utility Revenue,
     Ser 1991-1, RB, Prerefunded
     10/01/01 @ 101 (MBIA) (F)
     6.250%, 10/01/11                     405          437
   South Broward, Hospital
     District, RB, Callable 05/01/03
     @ 102 (AMBAC)
     7.500%, 05/01/08                   1,920        2,221
   State, Board of Education, Ser B,
     GO, Callable 06/01/01 @ 101
     6.000%, 06/01/22                     500          528
   State, Board of Education, Ser C,
     GO, Prerefunded 06/01/97
     @ 102 (ETM) (F)
     7.100%, 06/01/07                     190          193
   State, Board of Education, Capital
     Outlay, Ser B, GO (F)
     6.000%, 06/01/02                   1,000        1,065
   State, Board of Education, Capital
     Outlay, Ser B, GO, Callable
     06/01/02 @ 101
     5.900%, 06/01/12                     450          476
     6.000%, 06/01/15                     170          180
   State, Board of Education, Capital
     Outlay, Ser C, GO, Callable
     06/01/03 @ 101
     5.700%, 06/01/11                   2,305        2,446


================================================================================


-----------------------------------------------------------
                                    FACE AMOUNT
                                        (000)   VALUE (000)
-----------------------------------------------------------
   State, Department of Transportation,
     Right of Way, GO
     6.000%, 07/01/06                  $1,000    $   1,115
   State, Department of Transportation,
     Turnpike Authority,
     Ser A, RB (AMBAC)
     5.500%, 07/01/03                   1,000        1,064
   State, Department of Transportation,
     Turnpike Authority, Ser A, RB,
     Callable 07/01/08 @ 101 (FGIC)
     5.000%, 07/01/23                   2,500        2,458
   State, Finance Department,
     Department of Natural Resources,
     Preservation 2000, Ser A, RB,
     Prerefunded 07/01/01 @ 102
     (AMBAC) (F)
     6.750%, 07/01/06                      80           88
   State, Finance Department,
     Environmental Protection,
     Preservation 2000, Ser A, RB (FSA)
     5.500%, 07/01/08                   1,000        1,088
     5.500%, 07/01/09                   3,000        3,271
   State, Finance Department,
     Environmental Protection,
     Preservation 2000,
     Ser B, RB (AMBAC)
     6.000%, 07/01/09                   3,000        3,395
   State, Keys, Aqueduct Authority
     Revenue, RB, Prerefunded
     09/01/01 @ 101 (AMBAC)
     6.750%, 09/01/21                     170          186
   State, Municipal Power Agency,
     Saint Lucie Project, ETM, RB,
     Callable 12/08/97 @ 100 (F)
     5.000%, 10/01/17                     500          502
   Sunrise, Utility System, RB,
     Callable 10/01/2018
     @ 100 (AMBAC)
     5.200%, 10/01/22                  $2,000    $   2,045
     5.000%, 10/01/28                   1,500        1,495
   Tallahassee, Utility System, Ser B,
     RB, Prerefunded
     10/01/99 @ 102 (F)
     6.900%, 10/01/14                     240          254
   Tampa, RB, Callable 10/1/01
     @ 102 (AMBAC)
     7.050%, 10/01/07                   1,000        1,107
   Tampa, Health System, Catholic
     Health, Ser A-1, RB (MBIA)
     5.250%, 11/15/04                   1,000        1,054
   Tampa, Health System, Catholic
     Health, Ser A-1, RB, Callable
     11/15/08 @ 102 (MBIA)
     5.250%, 11/15/11                   2,300        2,396
   Tampa, Health System, Catholic
     Health, Ser A-2, RB, Callable
     11/15/08 @ 102 (AMBAC)
     5.250%, 11/15/10                   2,030        2,096
                                                 ---------
                                                    96,032
                                                 ---------
PUERTO RICO (7.4%)
   Commonwealth, GO (MBIA)
     5.750%, 07/01/12                   2,000        2,215
     5.650%, 07/01/15                   1,000        1,091
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB (MBIA)
     6.250%, 07/01/14                   2,000        2,320
   Electric Power Authority,
     RB (MBIA)
     6.125%, 07/01/09                   1,000        1,143
   Electric Power Authority, Ser S, RB
     5.500%, 07/01/00                     200          206


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED

-----------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-----------------------------------------------------------
   Public Buildings Authority
     Revenue, Guaranteed
     Government Facilities,
     Ser A, RB (AMBAC)
     6.250%, 07/01/14               $     750    $     870
                                                 ---------
                                                     7,845
                                                 ---------
Total Municipal Bonds
     (Cost $100,743)                               103,877
                                                 ---------
CASH EQUIVALENTS (3.3%)
   AIM Management Institutional
     Tax-Free Portfolio (C)             2,706        2,706
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio (C)               794          794
                                                 ---------
Total Cash Equivalents
     (Cost $3,500)                                   3,500
                                                 ---------
Total Investments (101.8%)
   (Cost $104,243)                                 107,377
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (-1.8%)           (1,897)
                                                 ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 8,764,559
   outstanding shares of beneficial interest     $  90,819
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 315,231
   outstanding shares of beneficial interest         3,119
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 760,024
   outstanding shares of beneficial interest         7,944
Undistributed net investment income                      1
Accumulated net realized gain
   on investments                                      463
Net unrealized appreciation on investments           3,134
                                                 ---------
Total Net Assets (100.0%)                        $ 105,480
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   10.72
                                                 =========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares            $   10.72
                                                 =========
Maximum Offering Price Per Share --
   Investor Class ($10.72 / 96.25%)              $   11.14
                                                 =========
Net Asset Value, Offering and
   Redemption Price Per Share -- Flex Shares (1) $   10.74
                                                 =========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 95.

================================================================================



GEORGIA TAX-EXEMPT BOND FUND


-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
MUNICIPAL BONDS (94.3%)
GEORGIA (94.3%)
   Albany-Dougherty County, State
     Hospital Authority, Ser B,
     Anticipation Certificate,
     Prerefunded 09/01/00 @ 102
     (AMBAC) (F)
     7.500%, 09/01/20                $    255    $     279
   Alpharetta, GO
     5.000%, 05/01/07                   1,650        1,726
   Athens, Water & Sewer Revenue,
     ETM, RB (F)
     5.700%, 07/01/00                     165          171
   Atlanta, Airport Facility,
     RB (AMBAC)
     6.000%, 01/01/03                   1,000        1,075
     6.000%, 01/01/04                     500          544
     6.500%, 01/01/06                   1,000        1,135
   Metro Atlanta, Rapid Tranit
     Authority, Ser N, RB
     6.000%, 07/01/07                   1,000        1,119
   Augusta, Water & Sewer Revenue,
     RB, Prerefunded 05/01/02 @ 102 (F)
     6.200%, 05/01/03                     130          142
   Bibb County, GO
     7.000%, 01/01/04                     985        1,118
   Burke County, Development
     Authority, Pollution Control,
     Oglethorpe Power, Ser A, RB,
     VRDN (FGIC) (C) (D)
     3.900%, 01/01/16                   2,500        2,500
   Cartersville, Water & Sewer
     Revenue, RB, Callable 07/01/08
     @102 (FSA)
     5.000%, 07/01/12                   1,255        1,269
   Clayton County, Water & Sewer
     Authority, RB (MBIA)
     5.000%, 05/01/11                     750          769
   Clayton County, Water Authority,
     RB, Callable 05/01/06 @ 102
     (AMBAC)
     5.350%, 05/01/09                  $1,500    $   1,599
   Cobb County, GO
     5.000%, 02/01/03                   1,025        1,063
   Cobb County, Recreational Facilities
     Improvements, GO,
     Callable 01/01/07 @ 101
     5.125%, 01/01/15                     850          863
   Cobb County, Water & Sewer
     Authority, RB, Callable
     07/01/04 @ 102
     5.125%, 07/01/05                     345          363
   Cobb County & Marietta, Coliseum
     & Exhibit Hall Authority, RB (MBIA)
     5.500%, 10/01/12                     940        1,016
   Cobb County & Marietta,
     Water Authority, RB
     5.100%, 11/01/04                   1,000        1,051
   Columbus, Georgia Water & Sewer,
     RB, Callable 11/01/07 @ 102 (FGIC)
     5.625%, 05/01/13                   1,055        1,131
   Dalton, Utilities Revenue RB (MBIA)
     6.000%, 01/01/08                   2,000        2,240
   Dalton-Whitfield County, Hospital
     Authority, RB, Prerefunded
     07/01/00 @ 102 (F)
     7.000%, 07/01/03                     355          383
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                   1,650        1,764
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB,
     Callable 11/01/05 @ 101
     5.200%, 11/01/08                     500          528


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


GEORGIA TAX-EXEMPT BOND FUND--CONTINUED


-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
   DeKalb County, School District,
     Ser A, GO
     6.250%, 07/01/11                  $1,500    $   1,735
   Douglas County, School
     District, GO (MBIA)
     5.650%, 01/01/09                     805          868
   Douglasville - Douglas County,
     Water & Sewer Authority,
     RB (AMBAC)
     5.625%, 06/01/15                     350          380
   East Point, Building Authority, RB,
     Callable 02/01/06 @ 102 (AMBAC)
     4.800%, 02/01/07                     535          549
   Fayette County, School District, GO
     6.250%, 03/01/07                     450          510
   Fayette County, Water Authority,
     ETM, RB (MBIA) (F)
     8.550%, 10/01/01                     300          341
   Forsyth County, School District, GO
     6.500%, 07/01/06                   1,000        1,144
   Forsyth County, School
     District, GO (MBIA)
     5.350%, 07/01/10                     780          822
   Fulco, Hospital Authority, Catholic
     Health East, Ser A, RB, Anticipation
     Certificate, Callable 11/15/2008
     @ 102 (MBIA)
     5.250%, 11/15/12                   1,000        1,037
   Fulton County, Hospital Authority,
     Northside Hospital Project, Ser B,
     RB, Prerefunded 10/01/02
     @ 102 (MBIA) (F)
     6.600%, 10/01/11                   2,000        2,228
   Gwinnett County, Recreation
     Authority, RB
     5.800%, 02/01/06                     785          860
     5.875%, 02/01/07                   1,390        1,538
   Gwinnett County, School
     District, GO
     6.400%, 02/01/06                 $   500    $     567
   Gwinnett County, School
     District, Ser B, GO
     6.400%, 02/01/07                   1,000        1,144
   Gwinnett County, Water & Sewer
     Authority, RB, Callable
     08/01/07 @ 102
     5.250%, 08/01/18                     780          790
   Gwinnett County, Water & Sewer
     Authority, RB, Callable
     08/01/08 @ 102
     5.000%, 08/01/12                     500          511
     5.000%, 08/01/13                     800          814
   Hall County, School District,
     Ser B, GO
     6.300%, 12/01/05                     675          760
   Henry County, GO
     6.300%, 08/01/08                     300          344
   Henry County, Henry Medical
     Center Project, Callable 07/01/07
     @ 102 (AMBAC)
     5.500%, 07/01/08                   2,460        2,664
   Henry County, School District,
     Ser A, GO
     6.150%, 08/01/06                     150          168
     6.450%, 08/01/11                     500          586
   Henry County, School District,
     Ser B, GO (MBIA)
     5.500%, 08/01/01                     350          366
   Henry County, Water & Sewer
     Authority, RB (AMBAC)
     6.150%, 02/01/20                   1,750        2,024
   Medical Center Hospital Authority,
     Columbus Regional Healthcare
     System, Callable 08/01/05
     @ 102, RB (MBIA)
     6.000%, 08/01/06                   1,000        1,110


================================================================================


-----------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-----------------------------------------------------------
   Meriwether County, School
     District, GO (FSA)
     7.000%, 02/01/06                 $   740    $     866
     5.500%, 02/01/16                   1,000        1,041
   Milledgeville, Water & Sewer
     Revenue, RB (FSA)
     6.000%, 12/01/16                   1,000        1,130
     6.000%, 12/01/21                   1,000        1,142
   Paulding County, School District,
     Ser A, GO
     6.625%, 02/01/07                   1,000        1,156
     6.625%, 02/01/08                     500          585
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser A, RB,
     Callable 11/01/07 @ 100
     5.000%, 11/01/10                   1,000        1,034
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser C, RB,
     Callable 10/01/02 @ 102
     5.900%, 10/01/04                     305          331
   Private Colleges & Universities
     Facilities Authority, Mercer
     University Project, RB (MBIA)
     6.400%, 11/01/11                     500          587
   Private Colleges & Universities
     Facilities Authority, Spelman
     College Project, RB (FGIC)
     6.000%, 06/01/09                     475          523
   Putnam County, School District,
     GO, Callable 2/01/08 @ 102
     4.500%, 02/01/12                     930          901
   Richmond County, Water & Sewer
     Revenue, Ser A, RB, Callable
     10/01/06 @ 102 (FGIC)
     5.125%, 10/01/17                   1,000        1,002
   Rockdale County, School District,
     RB, Prerefunded
     01/01/99 @ 102 (F)
     6.400%, 01/01/05                 $   150    $     155
   Savannah, Water & Sewer
     Revenue, ETM, RB (F)
     6.450%, 12/01/04                   1,000        1,127
   Smyrna, Development Authority, RB
     5.600%, 02/01/20                     735          792
   State GO, Ser C
     6.500%, 04/01/08                   1,000        1,166
     6.250%, 08/01/08                   1,360        1,564
   State Housing & Financial Authority,
     Single Family Mortgage, Ser B,
     Sub-ser B-1, Callable 06/01/05
     @ 102, RB
     5.550%, 12/01/07                     550          579
   State Housing & Financial Authority,
     Single Family Mortgage, Ser B,
     Sub-ser B-1, Callable 06/01/06
     @ 102, RB (FHA)
     5.550%, 12/01/10                     325          337
     5.600%, 12/01/11                     450          467
   State Housing & Financial Authority,
     Single Family Mortgage, Ser C,
     Sub-ser C-1, Callable 12/01/07
     @ 101.5, RB
     5.550%, 12/01/16                     500          517
   State Municipal Electric Authority,
     ETM, RB, Callable
     01/12/98 @ 101 (F)
     8.000%, 01/01/15                     465          616
   State, Tollway Authority,
     Georgia 400 Project, RB
     5.000%, 07/01/09                   1,280        1,338
   Upper Oconee Basin, Water Authority,
     RB, Callable 07/01/08 @ 102 (FGIC)
     5.000%, 07/01/12                     500          507


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED


-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
   Vidalia, Water & Sewer Revenue,
     ETM, RB (F)
     6.000%, 07/01/07                 $   605    $     679
   Walker County, School District, GO
     5.000%, 02/01/03                   1,000        1,036
   Walker, Dade, and Catoosa Counties,
     Hutchinson Medical, Ser A, RB,
     Callable 10/01/07 @ 102 (FSA)
     5.500%, 10/01/08                   1,370        1,474
                                                 ---------
                                                    70,360
                                                 ---------
Total Municipal Bonds
     (Cost $68,096)                                 70,360
                                                 ---------
CASH EQUIVALENT (4.2%)
   AIM Management Institutional
     Tax-Free Portfolio (C)             3,106        3,106
                                                 ---------
Total Cash Equivalent
     (Cost $3,106)                                   3,106
                                                 ---------
Total Investments (98.5%)
   (Cost $71,202)                                   73,466
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (1.5%)             1,136
                                                 ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 6,165,879
   outstanding shares of beneficial interest     $  60,321
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 392,414
   outstanding shares of beneficial interest         3,836
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 816,778
   outstanding shares of beneficial interest         8,050
Undistributed net investment income                      1
Accumulated net realized gain
   on investments                                      130
Net unrealized appreciation on investments           2,264
                                                 ---------
Total Net Assets (100.0%)                        $  74,602
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   10.11
                                                 =========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares            $   10.13
                                                 =========
Maximum Offering Price Per Share --
   Investor Class ($10.13 / 96.25%)              $   10.52
                                                 =========
Net Asset Value, Offering and
   Redemption Price Per Share -- Flex Shares (1) $   10.12
                                                 =========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 95.

INVESTMENT GRADE BOND FUND


-----------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (31.7%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                 $60,000    $  70,855
     8.125%, 08/15/19                  87,950      111,438
     6.000%, 02/15/26                  47,875       48,651
   U.S. Treasury Notes
     5.875%, 11/30/01                   5,000        5,045
     6.625%, 03/31/02                  12,000       12,418
     5.875%, 11/15/05                  17,500       17,747
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $245,576)                               266,154
                                                 ---------
CORPORATE OBLIGATIONS (55.1%)
FINANCE (39.0%)
   Aristar
     6.750%, 05/15/99                  23,000       23,151
   AT&T Capital, MTN
     6.410%, 08/13/99                  26,000       26,005
   Countrywide Home Loan, MTN
     6.840%, 10/22/04                   5,000        5,144
     6.510%, 02/11/05                  23,300       23,387
   Ford Motor Credit
     7.000%, 09/25/01                  24,100       24,793
     6.500%, 02/28/02                  23,500       23,823
   General Motors Acceptance
     7.125%, 05/01/01                  23,500       24,146
   General Motors Acceptance, MTN
     7.050%, 04/23/02                  10,300       10,609
   Great Western Financial
     8.600%, 02/01/02                   9,800       10,510
   Homeside Lending, MTN
     6.875%, 05/15/00                  29,200       29,565
   International Lease Finance, MTN
     5.957%, 01/15/02                   7,150        7,105
   Merrill Lynch, MTN
     6.060%, 10/15/01                  41,500       41,396
   Morgan Stanley, MTN,
     Callable 03/09/01 @ 100
     6.090%, 03/09/11                  12,000       12,000
FINANCE--CONTINUED
   Salomon
     7.300%, 05/15/02                 $20,000    $  20,750
   Salomon Smith Barney
     6.250%, 01/15/05                  20,000       19,775
   SunAmerica
     6.200%, 10/31/99                  25,000       25,058
                                                 ---------
                                                   327,217
                                                 ---------
INDUSTRIAL (16.1%)
   American Home Products
     7.700%, 02/15/00                  11,750       12,103
     7.900%, 02/15/05                  21,300       23,217
   Bausch & Lomb
     6.750%, 12/15/04                  11,800       12,021
   Ikon Capital, MTN
     6.730%, 06/15/01                  13,000       13,179
   Lockheed Martin
     6.550%, 05/15/99                  16,000       16,080
   Philip Morris
     7.250%, 09/15/01                  24,500       25,143
     7.500%, 04/01/04                  14,500       15,243
   Praxair
     6.900%, 11/01/06                  17,725       18,456
                                                 ---------
                                                   135,442
                                                 ---------
Total Corporate Obligations
     (Cost $459,288)                               462,659
                                                 ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.2%)
   FHLMC
     8.000%, 06/01/02                   4,586        4,669
     7.500%, 09/01/03                  12,948       13,179
   FNMA
     7.000%, 10/01/03                  41,842       42,431
                                                 ---------
Total U.S. Government Agency Obligations
     (Cost $59,936)                                 60,279
                                                 ---------


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


INVESTMENT GRADE BOND FUND--CONCLUDED


-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
BANK NOTE (1.7%)
   Capital One
     6.530%, 11/26/99                 $14,500    $  14,518
                                                 ---------
Total Bank Note
     (Cost $14,500)                                 14,518
                                                 ---------
REPURCHASE AGREEMENTS (3.6%)
   Deutsche Bank
     5.50%, dated 05/29/98, matures
     06/01/98, repurchase price
     $21,876,757 (collateralized by
     U.S. Treasury Note: total market
     value $22,304,576) (H)            21,867       21,867
   Swiss Bank
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $8,448,982 (collateralized by
     U.S. Treasury Note and U.S.
     Treasury Bond: total market
     value $8,622,434) (H)              8,445        8,445
                                                 ---------
Total Repurchase Agreements
     (Cost $30,312)                                 30,312
                                                 ---------
Total Investments (99.3%)
   (Cost $809,612)                                 833,922
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (0.7%)             5,946
                                                 ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 74,493,579
   outstanding shares of beneficial interest     $ 771,578
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 3,124,013
   outstanding shares of beneficial interest        32,828
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 1,230,012
   outstanding shares of beneficial interest        12,857
Overdistributed net investment income                 (188)
Accumulated net realized loss on investments        (1,517)
Net unrealized appreciation on investments          24,310
                                                 ---------
Total Net Assets (100.0%)                        $ 839,868
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   10.65
                                                 =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                  $   10.65
                                                 =========
Maximum Offering Price Per Share --
   Investor Class ($10.65 / 96.25%)              $   11.06
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)            $   10.66
                                                 =========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 95.

SHORT-TERM BOND FUND

-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (29.1%)
   U.S. Treasury Notes
     4.750%, 10/31/98                  $9,000    $   8,975
     5.500%, 02/28/99                   4,750        4,751
     5.875%, 07/31/99                   5,000        5,017
     5.625%, 10/31/99                   3,000        3,003
     7.500%, 11/15/01                   6,500        6,885
     5.750%, 08/15/03                   1,000        1,008
   U.S. Treasury STRIPS
     0.000%, 08/15/03                   1,250          939
     0.000%, 11/15/04                   8,000        5,594
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $35,982)                                 36,172
                                                 ---------
CORPORATE OBLIGATIONS (48.9%)
FINANCE (21.2%)
   American Express
     6.750%, 06/23/04                   3,000        3,097
   American General
     5.900%, 01/15/03                   2,000        1,977
     6.250%, 03/15/03                   1,100        1,101
   Associates of North America, MTN
     5.980%, 12/19/00                   1,250        1,248
     7.080%, 04/15/03                   1,500        1,554
   Bankers Trust New York
     6.625%, 07/30/99                   2,250        2,264
   Beneficial, MTN
     6.490%, 09/27/00                   1,000        1,009
   Chrysler Financial
     9.500%, 12/15/99                   1,000        1,051
   Dean Witter Discover, MTN
     6.000%, 02/08/01                   1,000        1,001
   First Chicago NBD, MTN
     6.500%, 11/01/01                   2,250        2,275
   Ford Motor Credit
     6.500%, 02/28/02                     725          735
     6.000%, 01/14/03                   2,000        1,990
   General Motors Acceptance
     6.000%, 02/01/02                     750          745
FINANCE --CONTINUED
   HFC Limited
     6.000%, 06/30/98                  $2,000    $   2,000
   Household Finance
     9.625%, 07/15/00                   1,250        1,337
   International Lease Finance, MTN
     5.810%, 07/10/00                   2,000        1,995
   Norwest Financial
     7.200%, 04/01/04                   1,000        1,054
                                                 ---------
                                                    26,433
                                                 ---------
INDUSTRIAL (22.7%)
   Clark Equipment
     9.750%, 03/01/01                   1,250        1,350
   Computer Associates (B)
     6.375%, 04/15/05                   2,300        2,297
   Dayton Hudson
     6.800%, 10/01/01                   2,250        2,289
     5.950%, 06/15/10                     500          500
   General Foods
     6.000%, 06/15/01                     500          498
   IBM, MTN
     6.037%, 08/07/00                   1,250        1,255
   Philip Morris
     7.500%, 01/15/02                   1,250        1,295
   RJR Nabisco
     6.800%, 09/01/01                   1,500        1,526
   Sears Roebuck Acceptance, MTN
     6.920%, 06/17/04                   2,250        2,337
   Tenneco
     10.075%, 02/01/01                  3,000        3,278
   TRW, MTN
     9.000%, 02/09/01                   1,000        1,071
   Union Pacific
     7.060%, 05/15/03                   1,500        1,556
   USAA, MTN (B)
     8.880%, 09/21/99                   2,000        2,071


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



SHORT-TERM BOND FUND--CONCLUDED

-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
INDUSTRIAL--CONTINUED
   Wal-Mart, Callable/Putable
     02/01/00 @ 100
     5.650%, 02/01/10                  $3,000    $   2,985
   Walt Disney, MTN
     5.600%, 01/13/00                   2,500        2,491
   Walt Disney Euro, MTN
     6.250%, 06/21/99                   1,500        1,500
                                                 ---------
                                                    28,299
                                                 ---------
UTILITIES (5.0%)
   Bellsouth Savings
     9.125%, 07/01/03                   1,767        1,935
   Indiana & Michigan Power, MTN
     6.400%, 03/01/00                   2,250        2,264
   NYNEX Credit, MTN
     6.900%, 06/15/99                   2,000        2,018
                                                 ---------
                                                     6,217
                                                 ---------
Total Corporate Obligations
     (Cost $60,397)                                 60,949
                                                 ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.7%)
   FFCB, Callable 11/06/98 @ 100
     6.330%, 11/06/00                   2,500        2,503
   FHLB
     5.510%, 02/06/01                   2,750        2,736
   FHLMC, Callable 06/30/98 @ 100 (C)
     5.375%, 04/13/00                   1,000          982
   FNMA, MTN
     5.760%, 02/26/01                   2,100        2,095
                                                 ---------
Total U.S. Government Agency Obligations
     (Cost $8,257)                                   8,316
                                                 ---------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (2.4%)
   FHLMC
     8.000%, 01/01/00                     540          553
     6.500%, 12/01/00                   2,014        2,031
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FNMA
     8.500%, 11/01/01                 $   354    $     366
                                                 ---------
Total U.S. Agency Mortgage-Backed
     Obligations
     (Cost $2,932)                                   2,950
                                                 ---------
ASSET-BACKED SECURITIES (8.5%)
   Arcadia Auto Receivables Trust,
     Ser 1997-B, Cl A3
     6.300%, 07/16/01                   2,500        2,509
   Discover Card Master Trust,
     Ser 1997-2, Cl A
     6.792%, 04/16/10                   3,000        3,018
   Iroquois Trust, Ser 1997-3, Cl A (B)
     6.680%, 11/10/03                   3,000        3,005
   Metris Master Trust,
     Ser 1997-1, Cl A
     6.870%, 10/20/05                   2,000        2,066
                                                 ---------
Total Asset-Backed Securities
     (Cost $10,555)                                 10,598
                                                 ---------
CASH EQUIVALENT (3.9%)
   SEI Daily Income Trust Prime
     Obligation Portfolio (C)           4,869        4,869
                                                 ---------
Total Cash Equivalent
     (Cost $4,869)                                   4,869
                                                 ---------
Total Investments (99.5%)
   (Cost $122,992)                                 123,854
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (0.5%)               627
                                                 ---------


-----------------------------------------------------------

                                                VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 11,978,220
   outstanding shares of beneficial interest     $ 119,361
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 193,503
   outstanding shares of beneficial interest         1,935
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 209,663
   outstanding shares of beneficial interest         2,103
Undistributed net investment income                    143
Accumulated net realized gain
   on investments                                       77
Net unrealized appreciation on investments             862
                                                 ---------
Total Net Assets (100.0%)                        $ 124,481
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   10.05
                                                 =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                  $   10.07
                                                 =========
Maximum Offering Price Per Share --
   Investor Class ($10.07 / 98.00%)              $   10.28
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)            $   10.07
                                                 =========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 95.

STATEMENT OF NET ASSETS
================================================================================

STI CLASSIC FUNDS  MAY 31, 1998

SHORT-TERM U.S. TREASURY SECURITIES FUND

-----------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (96.8%)
   U.S. Treasury Notes
     5.500%, 11/15/98               $   1,600    $   1,600
     6.375%, 05/15/99                   1,900        1,915
     6.875%, 07/31/99                   4,250        4,312
     6.000%, 08/15/99                   2,500        2,513
     5.875%, 11/15/99                   2,000        2,009
     5.625%, 11/30/99                  17,000       17,021
     5.875%, 02/15/00                   2,250        2,262
     6.875%, 03/31/00                   1,250        1,279
     6.125%, 07/31/00                   2,250        2,276
     5.750%, 10/31/00                   2,000        2,009
     5.375%, 02/15/01                  12,800       12,743
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $49,758)                                 49,939
                                                 ---------
CASH EQUIVALENT (1.7%)
   SEI Daily Income Trust
     Treasury II Portfolio (C)            872          872
                                                 ---------
Total Cash Equivalent
     (Cost $872)                                       872
                                                 ---------
Total Investments (98.5%)
   (Cost $50,630)                                   50,811
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (1.5%)               799
                                                 ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 4,708,139
   outstanding shares of beneficial interest     $  46,966
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 328,871
   outstanding shares of beneficial interest         3,311
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 142,073
   outstanding shares of beneficial interest         1,416
Overdistributed net investment income                  (53)
Accumulated net realized loss
   on investments                                     (211)
Net unrealized appreciation on investments             181
                                                 ---------
Total Net Assets (100.0%)                        $  51,610
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $    9.97
                                                 =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                  $    9.96
                                                 =========
Maximum Offering Price Per Share --
   Investor Class ($9.96 / 99.00%)               $   10.06
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)            $    9.94
                                                 =========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 95.

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (21.1%)
   U.S. Treasury Notes
     7.875%, 08/15/01               $   5,750    $   6,130
     6.375%, 09/30/01                   8,900        9,106
     6.250%, 01/31/02                  14,300       14,603
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $29,786)                                 29,839
                                                 ---------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (77.0%)
   FHLMC
     8.000%, 06/01/02                     655          667
     7.000%, 10/01/02                   3,639        3,689
     8.000%, 12/01/02                   1,998        2,042
     7.000%, 03/01/04                  11,345       11,519
   FHLMC REMIC, Ser 1624-KC
     6.000%, 06/15/08                  11,084       11,044
   FHLMC REMIC, Ser 1666-E
     6.000%, 12/15/19                   5,000        4,989
   FHLMC REMIC, Ser 1614-H
     6.000%, 06/15/20                   4,550        4,545
   FHLMC REMIC, Ser 29-Q
     7.500%, 06/25/20                  15,000       15,479
   FHLMC TBA
     6.500%, 02/01/13                  10,300       10,355
   FNMA
     6.140%, 03/24/03                   7,100        7,079
     7.500%, 07/01/03                   5,864        5,962
     7.000%, 10/01/03                  11,622       11,786
     7.000%, 03/01/04                  12,463       12,639
     8.500%, 04/01/17                     863          912
   FNMA REMIC, Ser 1993-223PH
     6.050%, 10/25/22                   5,375        5,327
   GNMA
     9.000%, 11/15/17                   1,090        1,180
                                                 ---------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $108,381)                               109,214
                                                 ---------
CASH EQUIVALENT (8.8%)
   SEI Liquid Asset Trust Prime
     Obligation Portfolio (C)         $12,436    $  12,436
                                                 ---------
Total Cash Equivalent
     (Cost $12,436)                                 12,436
                                                 ---------
Total Investments (106.9%)
   (Cost $150,603)                                 151,489
                                                 ---------
OTHER ASSETS AND LIABILITIES (-6.9%)
   Securities Purchased Payable                    (10,355)
   Other Assets and Liabilities, Net                   602
                                                 ---------
Total Other Assets and Liabilities                  (9,753)
                                                 ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 13,586,482
   outstanding shares of beneficial interest       136,353
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 267,580
   outstanding shares of beneficial interest         2,694
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 152,467
   outstanding shares of beneficial interest         1,543
Overdistributed net investment income                   (2)
Accumulated net realized gain
   on investments                                      262
Net unrealized appreciation on investments             886
                                                 ---------
Total Net Assets (100.0%)                        $ 141,736
                                                 =========


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND--CONCLUDED

-----------------------------------------------------------

                                                    VALUE
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   10.12
                                                 =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                  $   10.11
                                                 =========
Maximum Offering Price Per Share --
   Investor Class ($10.11 / 97.50%)              $   10.37
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)            $   10.12
                                                 =========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 95.

U.S. GOVERNMENT SECURITIES FUND

-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (25.2%)
   U.S. Treasury Bonds
     7.750%, 11/30/99                 $   200    $     206
     7.250%, 05/15/16                   1,000        1,153
     6.875%, 08/15/25                   1,000        1,133
     6.000%, 02/15/26                   2,000        2,032
   U.S. Treasury Notes
     8.500%, 11/15/00                   1,000        1,067
     8.000%, 05/15/01                     200          213
     7.500%, 11/15/01                     200          212
     7.500%, 05/15/02                     750          800
     7.250%, 05/15/04                     500          541
     7.875%, 11/15/04                     275          308
     7.500%, 02/15/05                     500          552
     6.500%, 10/15/06                     750          791
     6.625%, 05/15/07                   1,050        1,120
     7.625%, 02/15/25                     400          493
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $10,187)                                 10,621
                                                 ---------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (65.1%)
   FHLMC
     6.000%, 02/01/01                      93           93
     7.000%, 01/01/09                     104          107
     7.000%, 04/01/09                     287          293
     7.000%, 08/01/10                     726          741
     7.000%, 05/01/12                     868          886
     6.500%, 12/01/12                   1,586        1,596
   FHLMC REMIC, Ser 2039, Cl PC
     6.000%, 05/15/09                   1,000          997
   FNMA
     6.000%, 11/01/07                     874          874
     7.500%, 06/01/11                     737          760
     7.000%, 09/17/11                   1,107        1,129
     7.000%, 05/01/12                     902          920
     7.000%, 06/01/12                     880          898
     7.000%, 07/01/12                     872          889
     7.000%, 10/01/16                     762          773
     7.500%, 04/01/27                     815          839
     6.500%, 03/01/28                     998          992
   FNMA REMIC, Ser 1997-6, Cl H
     7.000%, 08/18/08                  $1,058    $   1,096
   FNMA REMIC, Ser G93-40, Cl VC
     6.500%, 08/25/10                     261          259
   FNMA REMIC, Ser 1997-34, Cl VC
     7.500%, 05/01/12                   1,000        1,029
   FNMA REMIC, Ser 1996-9, Cl H
     6.500%, 11/25/13                   1,337        1,350
   FNMA REMIC, Ser 1993-156, Cl B
     6.500%, 04/25/18                     100          100
   FNMA REMIC, Ser 1996-68, Cl C
     6.500%, 08/18/18                   1,000        1,005
   FNMA REMIC, Ser 1990-143, Cl J
     8.750%, 12/25/20                     111          118
   GNMA
     7.500%, 10/20/09                      56           58
     8.250%, 01/15/12                      74           78
     9.000%, 04/15/17                     381          409
     8.500%, 05/15/17                     703          743
    10.000%, 06/15/19                       3            4
     7.500%, 05/15/22                     523          539
     7.000%, 11/15/22                     419          426
     8.000%, 02/15/23                      30           32
     8.500%, 03/15/23                      55           59
     7.500%, 04/15/23                     125          130
     7.500%, 09/15/23                     765          789
     6.500%, 10/15/23                     946          942
     7.000%, 01/15/24                     136          138
     7.500%, 04/15/24                     749          772
     7.000%, 06/15/24                     831          845
     8.000%, 08/15/24                      67           70
     8.000%, 09/15/24                      22           24
     8.000%, 10/15/24                      30           32
     8.000%, 11/15/24                      27           29
     8.500%, 12/15/24                      59           63
     8.500%, 02/15/25                      21           23
     7.000%, 12/15/25                     463          471
     6.500%, 02/15/28                     989          984


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


U.S. GOVERNMENT SECURITIES FUND--CONCLUDED

-----------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-----------------------------------------------------------
   GNMA REMIC, Ser 1995-6A, Cl E
     7.500%, 05/20/23                  $1,000    $   1,029
   GNMA REMIC, Ser 1998-9, Cl D
     6.500%, 08/20/24                   1,000          994
                                                 ---------
Total U.S. Agency Mortgage-Backed
     Obligations
     (Cost $26,868)                                 27,427
                                                 ---------
CASH EQUIVALENTS (9.5%)
   SEI Daily Income Trust
     Government II Portfolio (C)        2,021        2,021
   SEI Daily Income Trust
     Treasury II Portfolio (C)          2,004        2,004
                                                 ---------
Total Cash Equivalents
     (Cost $4,025)                                   4,025
                                                 ---------
Total Investments (99.8%)
   (Cost $41,080)                                   42,073
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (0.2%)                73
                                                 ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 3,337,251
   outstanding shares of beneficial interest        34,056
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 308,451
   outstanding shares of beneficial interest         3,145
Fund shares of the Flex Class
   (unlimited authorization -- no
   par value) based on 384,656
   outstanding shares of beneficial interest         3,958
Accumulated net realized loss
   on investments                                       (6)
Net unrealized appreciation on investments             993
                                                 ---------
Total Net Assets (100.0%)                        $  42,146
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares               $   10.46
                                                 =========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                  $   10.45
                                                 =========
Maximum Offering Price Per Share --
   Investor Class ($10.45 / 96.25%)              $   10.86
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)            $   10.46
                                                 =========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 95.

================================================================================



                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS

ADR         American Depository Receipt
AMBAC       Security insured by the American Municipal
            Bond Assurance Corporation
AMT         Alternative Minimum Tax
Cl          Class
COP         Certificate of Participation
CV          Convertible Security
ETM         Escrowed to Maturity
F           Foreign Registry Shares
FFCB        Federal Farm Credit Bank
FGIC        Security insured by the Financial Guaranty
            Insurance Company
FHA         Federal Housing Administration
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Security
            Assurance
GDR         Global Depository Receipt
GDS         Global Depository Shares
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Security Insured by the Municipal Bond
            Insurance Association
MTN         Medium Term Note
PLC         Public Limited Corporation
RB          Revenue Bond
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
Ser         Series
STRIPS      Separately Traded Registered Interest and
            Principal Security
STRYPES     Structured Yield Product Exchange Securities
TBA         To Be Announced (see Notes to
            Financial Statements)
TCRS        Transferrable Custodial Receipts
TRACES      Trust Automatic Common Exchange Securities
VRDN        Variable Rate Demand Note
*           Non-income producing securities
(A)         Zero Coupon Bond
(B)         Private Placement Security
(C)         Variable rate security. The rate reported on the Statement of Net
            Assets is the rate in effect on May 31, 1998.
(D)         Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E)         Securities are held in connection with a letter of credit issued by a major bank.
(F)         Collateralized  by U.S.  Government  Securities
(G)         Collateralized by State and Local Government Securities
(H)         Tri-Party Repurchase Agreement

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1998




                                                                                                          MID-CAP        SMALL-CAP
                                                                                       VALUE INCOME       EQUITY          EQUITY
                                                                                        STOCK FUND         FUND            FUND
                                                                                        ----------       ---------       ---------
                                                                                         06/01/97-       06/01/97-       06/01/97-
                                                                                         05/31/98        05/31/98        05/31/98
                                                                                        ----------       ---------       ---------
Income:
   Interest Income ..................................................................    $  7,447         $ 1,222        $   639
   Dividend Income ..................................................................      47,287           1,990          6,459
   Less: Foreign Taxes Withheld .....................................................          --              --             --
                                                                                         --------         -------        -------
   Total Investment Income ..........................................................      54,734           3,212          7,098
                                                                                         --------         -------        -------
Expenses:
   Investment Advisory Fees .........................................................      15,826           4,269          3,579
   Less: Investment Advisory Fees Waived ............................................          --            (423)          (329)
   Administrator Fees ...............................................................       1,428             267            230
   Transfer Agent Fees -- Trust Shares ..............................................          17              19             16
   Transfer Agent Fees -- Investor Shares ...........................................          52              33             --
   Transfer Agent Fees -- Flex Shares ...............................................         118              28             43
   Transfer Agent Out of Pocket Fees ................................................         221              42             41
   Printing Expenses ................................................................         171              44             53
   Custody Fees .....................................................................          86              15             15
   Professional Fees ................................................................         110              26             30
   Trustee Fees .....................................................................          31               6              5
   Registration Fees ................................................................         205              35            102
   Distribution Fees -- Investor Shares .............................................         631             100             --
   Less: Distribution Fees Waived -- Investor Shares ................................          --             (29)            --
   Distribution Fees -- Flex Shares .................................................       1,241             143            188
   Less: Distribution Fees Waived -- Flex Shares ....................................          (7)            (19)           (32)
   Insurance and Other Fees .........................................................          42               8              8
   Amortization of Deferred Organization Costs ......................................           7              --             22
                                                                                         --------         -------        -------
   Total Expenses ...................................................................      20,179           4,564          3,971
                                                                                         --------         -------        -------
   Net Investment Income (Loss) .....................................................      34,555          (1,352)         3,127
                                                                                         --------         -------        -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ......................................     319,982          54,941         32,653
   Net Realized Loss on Foreign Currency Transactions ...............................          --              --             --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency ................          --              --             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..............      44,518          14,034         16,045
                                                                                         --------         -------        -------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments .................................................................     364,500          68,975         48,698
                                                                                         --------         -------        -------
   Net Increase (Decrease) in Net Assets from Operations ............................    $399,055         $67,623        $51,825
                                                                                         ========         =======        =======



                                                                                          CAPITAL                        EMERGING
                                                                                          GROWTH          BALANCED        MARKETS
                                                                                           FUND             FUND        EQUITY FUND
                                                                                         ---------        ---------      ---------
                                                                                         06/01/97-        06/01/97-      06/01/97-
                                                                                         05/31/98         05/31/98       05/31/98
                                                                                         ---------        ---------      ---------
Income:
   Interest Income ...................................................................   $ 10,774          $ 5,176       $   167
   Dividend Income ...................................................................     19,143            1,350         1,009
   Less: Foreign Taxes Withheld ......................................................         --               --           (69)
                                                                                         --------          -------       -------
   Total Investment Income ...........................................................     29,917            6,526         1,107
                                                                                         --------          -------       -------
Expenses:
   Investment Advisory Fees ..........................................................     19,426            1,787           533
   Less: Investment Advisory Fees Waived .............................................     (1,819)            (225)          (90)
   Administrator Fees ................................................................      1,218              136            29
   Transfer Agent Fees -- Trust Shares ...............................................         19               19            16
   Transfer Agent Fees -- Investor Shares ............................................        161               17            --
   Transfer Agent Fees -- Flex Shares ................................................         69               22            --
   Transfer Agent Out of Pocket Fees .................................................        187               21             4
   Printing Expenses .................................................................        133               10             8
   Custody Fees ......................................................................         74                9            89
   Professional Fees .................................................................         95               11             5
   Trustee Fees ......................................................................         26                3             1
   Registration Fees .................................................................        193               23             6
   Distribution Fees -- Investor Shares ..............................................      1,677               19            --
   Less: Distribution Fees Waived -- Investor Shares .................................       (235)             (14)           --
   Distribution Fees -- Flex Shares ..................................................        674              138            --
   Less: Distribution Fees Waived -- Flex Shares .....................................          1              (12)           --
   Insurance and Other Fees ..........................................................         35                4            16
   Amortization of Deferred Organization Costs .......................................         --               --            22
                                                                                         --------          -------       -------
   Total Expenses ....................................................................     21,934            1,968           639
                                                                                         --------          -------       -------
   Net Investment Income (Loss) ......................................................      7,983            4,558           468
                                                                                         --------          -------       -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .......................................    261,636           17,885          (875)
   Net Realized Loss on Foreign Currency Transactions ................................         --               --           (61)
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency .................         --               --            (1)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...............    157,396           14,594        (7,440)
                                                                                         --------          -------       -------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ..................................................................    419,032           32,479        (8,377)
                                                                                         --------          -------       -------
   Net Increase (Decrease) in Net Assets from Operations .............................   $427,015          $37,037       $(7,909)
                                                                                         ========          =======       =======




                                                                                      INTERNATIONAL    INTERNATIONAL
                                                                                         EQUITY           EQUITY           SUNBELT
                                                                                       INDEX FUND          FUND          EQUITY FUND
                                                                                        ---------        ---------        ---------
                                                                                        06/01/97-        06/01/97-        06/01/97-
                                                                                        05/31/98         05/31/98         05/31/98
                                                                                        ---------        ---------        ---------
Income:
   Interest Income ...................................................................  $    34          $  1,352          $   326
   Dividend Income ...................................................................    1,157            11,474              854
   Less: Foreign Taxes Withheld ......................................................      (19)             (819)              --
                                                                                        -------          --------          -------
   Total Investment Income ...........................................................    1,172            12,007            1,180
                                                                                        -------          --------          -------
Expenses:
   Investment Advisory Fees ..........................................................      543             7,201            5,288
   Less: Investment Advisory Fees Waived .............................................      (77)              (70)            (516)
   Administrator Fees ................................................................       43               416              330
   Transfer Agent Fees -- Trust Shares ................................................      17                19               20
   Transfer Agent Fees -- Investor Shares .............................................      19                18               48
   Transfer Agent Fees -- Flex Shares .................................................      14                19               21
   Transfer Agent Out of Pocket Fees .................................................        4                35               54
   Printing Expenses .................................................................        3                22               54
   Custody Fees ......................................................................       77               753               22
   Professional Fees .................................................................        2                19               35
   Trustee Fees ......................................................................        2                 3                7
   Registration Fees .................................................................        1                44               29
   Distribution Fees -- Investor Shares ..............................................       24                46              132
   Less: Distribution Fees Waived -- Investor Shares .................................      (16)              (12)             (40)
   Distribution Fees -- Flex Shares ..................................................       10               158               67
   Less: Distribution Fees Waived -- Flex Shares .....................................       (8)               (9)             (17)
   Insurance and Other Fees ..........................................................       12                23               10
   Amortization of Deferred Organization Costs .......................................        4                 2               --
                                                                                        -------          --------          -------
   Total Expenses ....................................................................      674             8,687            5,544
                                                                                        -------          --------          -------
   Net Investment Income (Loss) ......................................................      498             3,320           (4,364)
                                                                                        -------          --------          -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .......................................    3,349            61,173           49,778
   Net Realized Loss on Foreign Currency Transactions ................................      (46)           (1,410)              --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency .................       19               (93)              --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...............    9,866            50,891           46,313
                                                                                        -------          --------          -------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ..................................................................   13,188           110,561           96,091
                                                                                        -------          --------          -------
   Net Increase (Decrease) in Net Assets from Operations .............................  $13,686          $113,881          $91,727
                                                                                        =======          ========          =======

Amounts designated as "--" are either $0 or round to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    96 & 97

STATEMENT OF OPERATIONS (000) (concluded)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1998



                                                            INVESTMENT GRADE     FLORIDA        TENNESSEE         GEORGIA
                                                               TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT       TAX-EXEMPT
                                                                BOND FUND       BOND FUND       BOND FUND        BOND FUND
                                                                ---------       ---------       ---------        ---------
                                                                06/01/97-       06/01/97-       06/01/97-        06/01/97-
                                                                05/31/98        05/31/98        04/13/98*        05/31/98
                                                                ---------       ---------       ---------        ---------
Interest Income ..............................................   $ 8,234          $4,010          $260            $2,881
                                                                 -------          ------          ----            ------
Expenses:
   Investment Advisory Fees ..................................     1,327             540            34               394
   Less: Investment Advisory Fees Waived .....................      (208)           (121)          (34)              (93)
   Less: Contribution from Advisor ...........................        --              --           (10)               --
   Administrator Fees ........................................       128              61             4                44
   Transfer Agent Fees -- Trust Shares .......................        19              18            16                16
   Transfer Agent Fees -- Investor Shares ....................        41              12            12                13
   Transfer Agent Fees -- Flex Shares ........................        14              14            11                15
   Transfer Agent Out of Pocket Fees .........................        23               9             1                 7
   Printing Expenses .........................................        20               6             1                 5
   Custody Fees ..............................................        13               4            --                 3
   Professional Fees .........................................        18               6            --                 4
   Trustee Fees ..............................................         6               1            --                 1
   Registration Fees .........................................        12              18            --                11
   Distribution Fees -- Investor Shares ......................       126               6             2                 7
   Less: Distribution Fees Waived -- Investor Shares .........       (49)             (6)           (1)               (7)
   Distribution Fees -- Flex Shares ..........................        59              61            26                61
   Less: Distribution Fees Waived -- Flex Shares .............       (20)            (31)           (9)              (31)
   Insurance and Other Fees ..................................         6               2             1                 1
   Amortization of Deferred Organization Costs ...............        --              --            --                --
                                                                 -------          ------          ----            ------
   Total Expenses ............................................     1,535             600            54               451
                                                                 -------          ------          ----            ------
Net Investment Income ........................................     6,699           3,410           206             2,430
                                                                 -------          ------          ----            ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold ......................     6,478             720            34               195
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .........................................     1,225           2,334          (120)            1,962
                                                                 -------          ------          ----            ------
   Total Net Realized and Unrealized Gain
      on Investments .........................................     7,703           3,054           (86)            2,157
                                                                 -------          ------          ----            ------
Net Increase in Net Assets from Operations ...................   $14,402          $6,464          $120            $4,587
                                                                 =======          ======          ====            ======





                                                                                              SHORT-TERM
                                                            INVESTMENT                       U.S. TREASURY    LIMITED-TERM
                                                            GRADE BOND       SHORT-TERM       SECURITIES    FEDERAL MORTGAGE
                                                               FUND           BOND FUND          FUND        SECURITIES FUND
                                                             ---------        ---------        ---------    ----------------
                                                             06/01/97-        06/01/97-        06/01/97-        06/01/97-
                                                             05/31/98         05/31/98         05/31/98         05/31/98
                                                             ---------        ---------        ---------        ---------
Interest Income ............................................  $49,084          $6,779           $2,059           $8,865
                                                              -------          ------           ------           ------
Expenses:
   Investment Advisory Fees ................................    5,647             719              229              899
   Less: Investment Advisory Fees Waived ...................     (794)           (165)             (78)            (159)
   Less: Contribution from Advisor .........................       --              --               --               --
   Administrator Fees ......................................      550              80               26               99
   Transfer Agent Fees -- Trust Shares .....................       16              18               17               20
   Transfer Agent Fees -- Investor Shares ..................       31              14               13               13
   Transfer Agent Fees -- Flex Shares ......................       21              15               14               15
   Transfer Agent Out of Pocket Fees .......................       90              13                4               14
   Printing Expenses .......................................       86              12                3               10
   Custody Fees ............................................       36               4                1                6
   Professional Fees .......................................       59               6                2                3
   Trustee Fees ............................................       12               2                1                2
   Registration Fees .......................................       79              16                7               --
   Distribution Fees -- Investor Shares ....................      141               5                6                6
   Less: Distribution Fees Waived -- Investor Shares .......      (44)             (5)              (6)              (5)
   Distribution Fees -- Flex Shares ........................       87              14               13               15
   Less: Distribution Fees Waived -- Flex Shares ...........      (31)            (13)             (13)             (15)
   Insurance and Other Fees ................................       16               3                1                3
   Amortization of Deferred Organization Costs .............       --               5                3                3
                                                              -------          ------           ------           ------
   Total Expenses ..........................................    6,002             743              243              929
                                                              -------          ------           ------           ------
Net Investment Income ......................................   43,082           6,036            1,816            7,936
                                                              -------          ------           ------           ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold ....................   10,888             502               47              502
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................   24,005           1,163              211            1,031
                                                              -------          ------           ------           ------
   Total Net Realized and Unrealized Gain
      on Investments .......................................   34,893           1,665              258            1,533
                                                              -------          ------           ------           ------
Net Increase in Net Assets from Operations .................  $77,975          $7,701           $2,074           $9,469
                                                              =======          ======           ======           ======





                                                                    U.S.
                                                                GOVERNMENT
                                                              SECURITIES FUND
                                                                 ---------
                                                                 06/01/97-
                                                                 05/31/98
                                                                 ---------
Interest Income ............................................      $2,183
                                                                  ------
Expenses:
   Investment Advisory Fees ................................         241
   Less: Investment Advisory Fees Waived ...................         (55)
   Less: Contribution from Advisor .........................          --
   Administrator Fees ......................................          24
   Transfer Agent Fees -- Trust Shares .....................          19
   Transfer Agent Fees -- Investor Shares ..................          14
   Transfer Agent Fees -- Flex Shares ......................          16
   Transfer Agent Out of Pocket Fees .......................           3
   Printing Expenses .......................................           3
   Custody Fees ............................................           2
   Professional Fees .......................................           1
   Trustee Fees ............................................          --
   Registration Fees .......................................           1
   Distribution Fees -- Investor Shares ....................          10
   Less: Distribution Fees Waived -- Investor Shares .......          (9)
   Distribution Fees -- Flex Shares ........................          33
   Less: Distribution Fees Waived -- Flex Shares ...........         (16)
   Insurance and Other Fees ................................          --
   Amortization of Deferred Organization Costs .............           2
                                                                  ------
   Total Expenses ..........................................         289
                                                                  ------
Net Investment Income ......................................       1,894
                                                                  ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold ....................          55
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................       1,207
                                                                  ------
   Total Net Realized and Unrealized Gain
      on Investments .......................................       1,262
                                                                  ------
Net Increase in Net Assets from Operations .................      $3,156
                                                                  ======



*Discontinued operations
Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    98 & 99

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31,



                                                                    VALUE INCOME           MID-CAP EQUITY           SMALL CAP
                                                                     STOCK FUND                 FUND               EQUITY FUND
                                                                 -------------------     -------------------  --------------------
                                                                 06/01/97- 06/01/96-     06/01/97- 06/01/96-  06/01/97- 01/31/97*-
                                                                 05/31/98  05/31/97      05/31/98  05/31/97   05/31/98  05/31/97
                                                                 --------- ---------     --------- ---------  --------- ----------
Operations:
  Net Investment Income (Loss) ..............................   $   34,555 $   35,049    $ (1,352) $    513    $  3,127  $    521
  Net Realized Gain (Loss) on Investments ...................      319,982    243,189      54,941    33,978      32,653     1,757
  Net Realized Loss on Foreign Currency
    Transactions ............................................           --         --          --        --          --        --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency .........................           --         --          --       --           --        --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ..........................................       44,518     33,953      14,034     4,912      16,045     7,644
                                                                ---------- ----------    --------  --------    --------  --------
    Increase (Decrease) in Net Assets from Operations .......      399,055    312,191      67,623    39,403      51,825     9,922
                                                                ---------- ----------    --------  --------    --------  --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ............................................      (30,991)   (30,805)        --       (962)     (2,704)     (205)
    Investor Shares .........................................       (2,838)    (2,820)        --        (17)         --        --
    Flex Shares .............................................       (1,104)      (606)        --         --         (70)       --
  Capital Gains:
    Trust Shares ............................................     (262,191)  (166,191)    (44,446)  (24,244)    (14,480)       --
    Investor Shares .........................................      (29,671)   (18,030)     (3,025)   (1,770)         --        --
    Flex Shares .............................................      (19,217)    (5,570)     (1,899)     (676)       (897)       --
                                                                ---------- ----------    --------  --------    --------  --------
  Total Distributions .......................................     (346,012)  (224,022)    (49,370)  (27,669)    (18,151)     (205)
                                                                ---------- ----------    --------  --------    --------  --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .............................      381,039    380,339     146,386   113,386     272,776   126,046
    Reinvestment of Cash Distributions ......................      269,446    179,808      41,347    22,790      15,603       137
    Cost of Shares Repurchased ..............................     (459,701)  (392,524)   (153,972) (113,291)    (61,475)   (4,851)
                                                                ---------- ----------    --------  --------    --------  --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ............................................      190,784    167,623      33,761    22,885     226,904   121,332
                                                                ---------- ----------    --------  --------    --------  --------
  Investor Shares:
    Proceeds from Shares Issued .............................       35,483     31,242       6,110     5,664          --        --
    Reinvestment of Cash Distributions ......................       32,233     20,626       3,019     1,783          --        --
    Cost of Shares Repurchased ..............................      (28,503)   (24,774)     (5,606)   (5,934)         --        --
                                                                ---------- ----------    --------  --------    --------  --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ......................................       39,213     27,094       3,523     1,513          --        --
                                                                ---------- ----------    --------  --------    --------  --------
  Flex Shares:
    Proceeds from Shares Issued .............................      106,762     43,363      10,574     5,680      42,359        --
    Reinvestment of Cash Distributions ......................       20,054      6,080       1,885       666         958        --
    Cost of Shares Repurchased ..............................      (20,844)    (6,096)     (3,934)   (1,648)     (3,490)       --
                                                                ---------- ----------    --------  --------    --------  --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions .................................      105,972     43,347       8,525     4,698      39,827        --
                                                                ---------- ----------    --------  --------    --------  --------
    Increase (Decrease) in Net Assets From Share
      Transactions ..........................................      335,969    238,064      45,809    29,096     266,731   121,332
                                                                ---------- ----------    --------  --------    --------  --------
      Total Increase (Decrease) in Net Assets ...............      389,012    326,233      64,062    40,830     300,405   131,049
                                                                ---------- ----------    --------  --------    --------  --------
Net Assets:
  Beginning of Period .......................................    1,727,527  1,401,294     317,735   276,905     131,049        --
                                                                ---------- ----------    --------  --------    --------  --------
  End of Period .............................................   $2,116,539 $1,727,527    $381,797  $317,735    $431,454  $131,049
                                                                ========== ==========    ========  ========    ========  ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...........................................       26,871     29,343      10,517     9,011      22,065    12,290
    Shares Issued in Lieu of Cash Distributions .............       21,156     14,654       3,378     1,853       1,294        13
    Shares Redeemed .........................................      (32,467)   (30,076)    (11,149)   (9,008)     (4,840)     (466)
                                                                ---------- ----------    --------  --------    --------  --------
  Net Trust Share Transactions ..............................       15,560     13,921       2,746     1,856      18,519    11,837
                                                                ---------- ----------    --------  --------    --------  --------
  Investor Shares:
    Shares Issued ...........................................        2,518      2,411         445       455          --        --
    Shares Issued in Lieu of Cash Distributions .............        2,538      1,683         248       145          --        --
    Shares Redeemed .........................................       (2,003)    (1,906)       (407)     (472)         --        --
                                                                ---------- ----------    --------  --------    --------  --------
  Net Investor Share Transactions ...........................        3,053      2,188         286       128          --        --
                                                                ---------- ----------    --------  --------    --------  --------
  Flex Shares:
    Shares Issued ...........................................        7,617      3,360         777       459       3,366        --
    Shares Issued in Lieu of Cash Distributions .............        1,597        500         158        55          80        --
    Shares Redeemed .........................................       (1,488)      (470)       (292)     (134)       (273)       --
                                                                ---------- ----------    --------  --------    --------  --------
  Net Flex Share Transactions ...............................        7,726      3,390         643       380       3,173        --
                                                                ========== ==========    ========  ========    ========  ========
  Net Change in Capital Shares ..............................       26,339     19,499       3,675     2,364      21,692    11,837
                                                                ---------- ----------    --------  --------    --------  --------


*Commencement of operations.
Amounts designated as "--" are either $0 or round to $0.



                                                                                                               EMERGING
                                                                CAPITAL GROWTH FUND     BALANCED FUND     MARKETS EQUITY FUND
                                                                -------------------  -------------------  --------------------
                                                                06/01/97- 06/01/96-  06/01/97- 06/01/96-  06/01/97- 01/31/97*-
                                                                05/31/98  05/31/97   05/31/98  05/31/97   05/31/98  05/31/97
                                                                --------- ---------  --------- ---------  --------- ----------
Operations:
  Net Investment Income (Loss) ..............................  $    7,983 $    8,603 $  4,558   $  3,521    $   468  $   144
  Net Realized Gain (Loss) on Investments ...................     261,636    221,554   17,885     11,411       (875)      80
  Net Realized Loss on Foreign Currency
    Transactions ............................................          --         --       --         --        (61)     (18)
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency .........................          --         --       --         --         (1)      --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ..........................................     157,396     43,851   14,594      5,223     (7,440)   2,108
                                                               ---------- ---------- --------   --------    -------  -------
    Increase (Decrease) in Net Assets from Operations .......     427,015    274,008   37,037     20,155     (7,909)   2,314
                                                               ---------- ---------- --------   --------    -------  -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ............................................      (7,798)    (7,993)  (4,197)    (3,051)      (314)      --
    Investor Shares .........................................         (28)      (338)    (154)      (139)        --       --
    Flex Shares .............................................          --         --     (204)       (77)        --       --
  Capital Gains:
    Trust Shares ............................................    (200,074)  (180,731) (12,908)    (9,775)      (544)      --
    Investor Shares .........................................     (36,216)   (35,976)    (536)      (505)        --       --
    Flex Shares .............................................      (9,643)    (3,858)    (972)      (388)        --       --
                                                               ---------- ---------- --------   --------    -------  -------
  Total Distributions .......................................    (253,759)  (228,896) (18,971)   (13,935)      (858)      --
                                                               ---------- ---------- --------   --------    -------  -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .............................     466,511    295,281   53,532     75,303     23,819   42,043
    Reinvestment of Cash Distributions ......................     197,282    178,092   16,935     12,606        805       --
    Cost of Shares Repurchased ..............................    (358,832)  (406,707) (49,610)   (54,011)   (20,798)  (4,862)
                                                               ---------- ---------- --------   --------    -------  -------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ............................................     304,961     66,666   20,857     33,898      3,826   37,181
                                                               ---------- ---------- --------   --------    -------  -------
  Investor Shares:
    Proceeds from Shares Issued .............................      29,116     22,778    2,150      1,430         --       --
    Reinvestment of Cash Distributions ......................      35,990     36,046      680        633         --       --
    Cost of Shares Repurchased ..............................     (37,738)   (38,034)  (1,166)    (1,149)        --       --
                                                               ---------- ---------- --------   --------    -------  -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ......................................      27,368     20,790    1,664        914         --       --
                                                               ---------- ---------- --------   --------    -------  -------
  Flex Shares:
    Proceeds from Shares Issued .............................      67,377     23,389   21,409      3,065         --       --
    Reinvestment of Cash Distributions ......................       9,528      3,813    1,164        462         --       --
    Cost of Shares Repurchased ..............................     (12,730)    (2,774)  (2,194)      (787)        --       --
                                                               ---------- ---------- --------   --------    -------  -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions .................................      64,175     24,428   20,379      2,740         --       --
                                                               ---------- ---------- --------   --------    -------  -------
    Increase (Decrease) in Net Assets From Share
      Transactions ..........................................     396,504    111,884   42,900     37,552      3,826   37,181
                                                               ---------- ---------- --------   --------    -------  -------
      Total Increase (Decrease) in Net Assets ...............     569,760    156,996   60,966     43,772     (4,941)  39,495
                                                               ---------- ---------- --------   --------    -------  -------
Net Assets:
  Beginning of Period .......................................   1,340,541  1,183,545  163,437    119,665     39,495       --
                                                               ---------- ---------- --------   --------    -------  -------
  End of Period .............................................  $1,910,301 $1,340,541 $224,403   $163,437    $34,554  $39,495
                                                               ========== ========== ========   ========    =======  =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...........................................      29,548     20,391    4,245      6,572      2,344    4,128
    Shares Issued in Lieu of Cash Distributions .............      13,725     13,369    1,402      1,122         92       --
    Shares Redeemed .........................................     (22,177)   (27,687)  (3,922)    (4,686)    (2,199)    (468)
                                                               ---------- ---------- --------   --------    -------  -------
  Net Trust Share Transactions ..............................      21,096      6,073    1,725      3,008        237    3,660
                                                               ---------- ---------- --------   --------    -------  -------
  Investor Shares:
    Shares Issued ...........................................       1,812      1,573      167        122         --       --
    Shares Issued in Lieu of Cash Distributions .............       2,518      2,717       56         56         --       --
    Shares Redeemed .........................................      (2,349)    (2,607)     (92)       (99)        --       --
                                                               ---------- ---------- --------   --------    -------  -------
  Net Investor Share Transactions ...........................       1,981      1,683      131         79         --       --
                                                               ---------- ---------- --------   --------    -------  -------
  Flex Shares:
    Shares Issued ...........................................       4,242      1,620    1,688        265         --       --
    Shares Issued in Lieu of Cash Distributions .............         674        289       97         41         --       --
    Shares Redeemed .........................................        (795)      (191)    (173)       (68)        --       --
                                                               ---------- ---------- --------   --------    -------  -------
  Net Flex Share Transactions ...............................       4,121      1,718    1,612        238         --       --
                                                               ========== ========== ========   ========    =======  =======
  Net Change in Capital Shares ..............................      27,198      9,474    3,468      3,325        237    3,660
                                                               ---------- ---------- --------   --------    -------  -------





                                                                 INTERNATIONAL           INTERNATIONAL
                                                                     EQUITY                 EQUITY
                                                                   INDEX FUND                FUND            SUNBELT EQUITY FUND
                                                               -------------------    -------------------    -------------------
                                                               06/01/97- 06/01/96-    06/01/97- 06/01/96-    06/01/97- 06/01/96-
                                                               05/31/98  05/31/97     05/31/98  05/31/97     05/31/98  05/31/97
                                                               --------- ---------    --------- ---------    --------- ---------
Operations:
  Net Investment Income (Loss) ..............................  $   498   $   482      $  3,320   $  1,788    $ (4,364)  $ (2,928)
  Net Realized Gain (Loss) on Investments ...................    3,349     4,148        61,173     31,885      49,778     24,062
  Net Realized Loss on Foreign Currency
    Transactions ............................................      (46)      (50)       (1,410)      (949)         --         --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency .........................       19       (21)          (93)        16          --         --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ..........................................    9,866      (466)       50,891     51,213      46,313    (18,818)
                                                               -------   -------      --------   --------    --------   --------
    Increase (Decrease) in Net Assets from Operations .......   13,686     4,093       113,881     83,953      91,727      2,316
                                                               -------   -------      --------   --------    --------   --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ............................................     (489)     (614)       (1,649)      (638)         --         --
    Investor Shares .........................................      (34)      (35)           (5)        --          --         --
    Flex Shares .............................................       --        --            --         --          --         --
  Capital Gains:
    Trust Shares ............................................   (2,914)   (1,696)      (49,334)    (9,573)    (32,274)   (29,932)
    Investor Shares .........................................     (343)     (154)       (1,347)      (182)     (2,333)    (2,119)
    Flex Shares .............................................      (54)      (27)       (1,526)       (75)       (516)      (360)
                                                               -------   -------      --------   --------    --------   --------
  Total Distributions .......................................   (3,834)   (2,526)      (53,861)   (10,468)    (35,123)   (32,411)
                                                               -------   -------      --------   --------    --------   --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .............................    8,458    21,944       292,707    382,588     207,154    208,763
    Reinvestment of Cash Distributions ......................    3,057     1,958        47,572      9,386      30,202     27,551
    Cost of Shares Repurchased ..............................  (17,470)  (62,693)     (258,050)  (187,406)   (238,878)  (239,412)
                                                               -------   -------      --------   --------    --------   --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ............................................   (5,955)  (38,791)       82,229    204,568      (1,522)    (3,098)
                                                               -------   -------      --------   --------    --------   --------
  Investor Shares:
    Proceeds from Shares Issued .............................    2,516     2,579         7,487      7,794       5,150      6,043
    Reinvestment of Cash Distributions ......................      375       189         1,351        181       2,323      2,111
    Cost of Shares Repurchased ..............................   (2,400)   (2,981)       (3,549)    (2,060)     (8,619)    (7,103)
                                                               -------   -------      --------   --------    --------   --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ......................................      491      (213)        5,289      5,915      (1,146)     1,051
                                                               -------   -------      --------   --------    --------   --------
  Flex Shares:
    Proceeds from Shares Issued .............................      788       334        14,405      7,049       3,848      3,978
    Reinvestment of Cash Distributions ......................       53        27         1,507         74         515        354
    Cost of Shares Repurchased ..............................     (427)     (410)       (4,407)      (424)     (2,603)    (1,172)
                                                               -------   -------      --------   --------    --------   --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions .................................      414       (49)       11,505      6,699       1,760      3,160
                                                               -------   -------      --------   --------    --------   --------
    Increase (Decrease) in Net Assets From Share
      Transactions ..........................................   (5,050)  (39,053)       99,023    217,182        (908)     1,113
                                                               -------   -------      --------   --------    --------   --------
      Total Increase (Decrease) in Net Assets ...............    4,802   (37,486)      159,043    290,667      55,696    (29,982)
                                                               -------   -------      --------   --------    --------   --------
Net Assets:
  Beginning of Period .......................................   60,008    97,494       508,374    217,707     415,155    444,137
                                                               -------   -------      --------   --------    --------   --------
  End of Period .............................................  $64,810   $60,008      $667,577   $508,374    $470,851   $415,155
                                                               =======   =======      ========   ========    ========   ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...........................................      700     2,030        20,687     31,059      13,707     16,289
    Shares Issued in Lieu of Cash Distributions .............      277       184         3,744        785       2,213      2,176
    Shares Redeemed .........................................   (1,473)   (5,800)      (18,402)   (14,649)    (16,065)   (18,979)
                                                               -------   -------      --------   --------    --------   --------
  Net Trust Share Transactions ..............................     (496)   (3,586)        6,029     17,195        (145)      (514)
                                                               -------   -------      --------   --------    --------   --------
  Investor Shares:
    Shares Issued ...........................................      210       241           526        634         353        473
    Shares Issued in Lieu of Cash Distributions .............       34        18           107         15         174        169
    Shares Redeemed .........................................     (201)     (277)         (254)      (166)       (590)      (569)
                                                               -------   -------      --------   --------    --------   --------
  Net Investor Share Transactions ...........................       43       (18)          379        483         (63)        73
                                                               -------   -------      --------   --------    --------   --------
  Flex Shares:
    Shares Issued ...........................................       63        31         1,021        566         260        310
    Shares Issued in Lieu of Cash Distributions .............        5         3           121          6          39         29
    Shares Redeemed .........................................      (36)      (38)         (322)       (34)       (184)       (95)
                                                               -------   -------      --------   --------    --------   --------
  Net Flex Share Transactions ...............................       32        (4)          820        538         115        244
                                                               =======   =======      ========   ========    ========   ========
  Net Change in Capital Shares ..............................     (421)   (3,608)        7,228     18,216         (93)      (197)
                                                               -------   -------      --------   --------    --------   --------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
================================================================================
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31,



                                                                                 FLORIDA                   TENNESSEE
                                                 INVESTMENT GRADE TAX-         TAX-EXEMPT                  TAX-EXEMPT
                                                   EXEMPT BOND FUND             BOND FUND                   BOND FUND
                                                 --------------------     ---------------------       --------------------
                                                 06/01/97-  06/01/96-     06/01/97-   06/01/96-       06/01/97-  06/01/96-
                                                 05/31/98   05/31/97      05/31/98    05/31/97        04/13/98*  05/31/97
                                                 ---------  ---------     ---------   ---------       ---------  ---------
Operations:
  Net Investment Income ......................  $  6,699   $  6,631       $ 3,410     $ 1,999          $  206     $  227
  Net Realized Gain (Loss) on Investments ....     6,478      2,924           720        (209)             34        (11)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............     1,225      2,169         2,334       1,157            (120)       153
                                                --------   --------      --------     -------          ------     ------
    Increase in Net Assets from Operations ...    14,402     11,724         6,464       2,947             120        369
                                                --------   --------      --------     -------          ------     ------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .............................    (5,523)    (5,248)       (3,070)     (1,748)            (66)       (74)
    Investor Shares ..........................    (1,002)    (1,226)         (128)       (154)            (46)       (65)
    Flex Shares ..............................      (173)      (159)         (211)       (101)            (94)       (88)
  Capital Gains:
    Trust Shares .............................    (3,989)    (2,384)          (42)       (126)             --         --
    Investor Shares ..........................      (799)      (623)           (2)        (11)             (6)        --
    Flex Shares ..............................      (152)       (92)           (3)         (9)            (16)        --
                                                --------   --------      --------     -------          ------     ------
  Total Distributions ........................   (11,638)    (9,732)       (3,456)     (2,149)           (228)      (227)
                                                --------   --------      --------     -------          ------     ------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..............    39,596     45,948        59,209      27,976           1,692      1,241
    Reinvestment of Cash Distributions .......     4,599      3,196           420         314              11         33
    Cost of Shares Repurchased ...............   (38,924)   (36,027)      (18,838)     (9,265)         (3,616)    (1,174)
                                                --------   --------      --------     -------          ------     ------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions .................     5,271     13,117        40,791      19,025          (1,913)       100
                                                --------   --------      --------     -------          ------     ------
  Investor Shares:
    Proceeds from Shares Issued ..............     2,484      2,163           870         923             169        450
    Reinvestment of Cash Distributions .......     1,614      1,619           101         128              43         51
    Cost of Shares Repurchased ...............    (8,284)    (9,763)         (955)     (1,919)         (1,782)      (459)
                                                --------   --------      --------     -------          ------     ------
  Increase (Decrease) in Net Assets From
    Investor Share Transactions ..............    (4,186)    (5,981)           16        (868)         (1,570)        42
                                                --------   --------      --------     -------          ------     ------
  Flex Shares:
    Proceeds from Shares Issued ..............     6,179      1,973         6,969       1,182           1,061        836
    Reinvestment of Cash Distributions .......       296        222           172          80              82         53
    Cost of Shares Repurchased ...............    (2,842)    (3,111)       (2,189)     (1,011)         (3,632)      (456)
                                                --------   --------      --------     -------          ------     ------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..................     3,633       (916)        4,952         251          (2,489)       433
                                                --------   --------      --------     -------          ------     ------
    Increase (Decrease) in Net Assets
      From Share Transactions ................     4,718      6,220        45,759      18,408          (5,972)       575
                                                --------   --------      --------     -------          ------     ------
      Total Increase (Decrease) in
         Net Assets ..........................     7,482      8,212        48,767      19,206          (6,080)       717
                                                --------   --------      --------     -------          ------     ------
Net Assets:
  Beginning of Period ........................   175,682    167,470        56,713      37,507           6,080      5,363
                                                --------   --------      --------     -------          ------     ------
  End of Period ..............................  $183,164   $175,682      $105,480     $56,713          $   --     $6,080
                                                ========   ========      ========     =======          ======     ======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ............................     3,486      4,112         5,591       2,728             158        130
    Shares Issued in Lieu of Cash
       Distributions .........................       407        286           40           31               1          3
    Shares Redeemed ..........................    (3,425)    (3,216)       (1,777)       (907)           (364)      (122)
                                                --------   --------      --------     -------          ------     ------
  Net Trust Share Transactions ...............       468      1,182         3,854       1,852            (205)        11
                                                --------   --------      --------     -------          ------     ------
  Investor Shares:
    Shares Issued ............................       218        193            82          89              11         47
    Shares Issued in Lieu of Cash
      Distributions ..........................       142        144            10          13               4          5
    Shares Redeemed ..........................      (727)      (869)          (90)       (188)           (181)       (48)
                                                --------   --------      --------     -------          ------     ------
  Net Investor Share Transactions ............      (367)      (532)            2         (86)           (166)         4
                                                --------   --------      --------     -------          ------     ------
  Flex Shares:
    Shares Issued ............................       544        176           658         115             100         88
    Shares Issued in Lieu of Cash
      Distributions ..........................        26         20            16           8               8          6
    Shares Redeemed ..........................      (250)      (277)         (205)        (99)           (368)       (48)
                                                --------   --------      --------     -------          ------     ------
  Net Flex Share Transactions ................       320        (81)          469          24            (260)        46
                                                ========   ========      ========     =======          ======     ======
  Net Change in Capital Shares ...............       421        569         4,325       1,790            (631)        61
                                                --------   --------      --------     -------          ------     ------


*Discontinued operations
Amounts designated as "--" are either $0 or round to $0.


                                                     GEORGIA
                                                    TAX-EXEMPT          INVESTMENT GRADE        SHORT-TERM
                                                    BOND FUND               BOND FUND            BOND FUND
                                                -------------------    -------------------  -------------------
                                                06/01/97- 06/01/96-    06/01/97- 06/01/96-  06/01/97- 06/01/96-
                                                05/31/98  05/31/97     05/31/98  05/31/97   05/31/98  05/31/97
                                                --------- ---------    --------- ---------  --------- ---------
Operations:
  Net Investment Income ......................  $ 2,430     $ 1,589    $ 43,082  $ 37,964  $  6,036    $ 5,152
  Net Realized Gain (Loss) on Investments ....      195           7      10,888    (5,113)      502       (321)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............    1,962         882      24,005    10,558     1,163      1,027
                                                -------     -------    --------  --------  --------    -------
    Increase in Net Assets from Operations ...    4,587       2,478      77,975    43,409     7,701      5,858
                                                -------     -------    --------  --------  --------    -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .............................   (2,075)     (1,285)    (40,937)  (35,713)   (5,864)    (4,983)
    Investor Shares ..........................     (147)       (139)     (1,729)   (1,950)     (106)      (120)
    Flex Shares ..............................     (207)       (165)       (416)     (270)      (67)       (51)
  Capital Gains:
    Trust Shares .............................      (61)       (153)         --        --      (100)      (311)
    Investor Shares ..........................       (4)        (17)         --        --        (2)        (7)
    Flex Shares ..............................       (7)        (26)         --        --        (1)        (4)
                                                -------     -------    --------  --------  --------    -------
  Total Distributions ........................   (2,501)     (1,785)    (43,082)  (37,933)   (6,140)    (5,476)
                                                -------     -------    --------  --------  --------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..............   34,479      29,571     258,775   218,768    59,682     43,385
    Reinvestment of Cash Distributions .......      924         761      30,522    27,532     3,238      3,426
    Cost of Shares Repurchased ...............  (14,516)    (14,098)   (162,448) (217,253)  (33,705)   (48,636)
                                                -------     -------    --------  --------  --------    -------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions .................   20,887      16,234     126,849    29,047    29,215     (1,825)
                                                -------     -------    --------  --------  --------    -------
  Investor Shares:
    Proceeds from Shares Issued ..............    1,508         573       5,860     5,838       190        602
    Reinvestment of Cash Distributions .......      131         137       1,609     1,770       103        111
    Cost of Shares Repurchased ...............   (1,314)       (677)     (8,920)  (10,944)     (560)    (1,240)
                                                -------     -------    --------  --------  --------    -------
  Increase (Decrease) in Net Assets From
    Investor Share Transactions ..............      325          33      (1,451)   (3,336)     (267)      (527)
                                                -------     -------    --------  --------  --------    -------
  Flex Shares:
    Proceeds from Shares Issued ..............    4,983       1,697       9,584     3,077     1,392        523
    Reinvestment of Cash Distributions .......      186         172         351       237        65         50
    Cost of Shares Repurchased ...............   (1,770)     (1,499)     (2,932)   (2,217)     (441)      (469)
                                                -------     -------    --------  --------  --------    -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..................    3,399         370       7,003     1,097     1,016        104
                                                -------     -------    --------  --------  --------    -------
    Increase (Decrease) in Net Assets
      From Share Transactions ................   24,611      16,637     132,401    26,808    29,964     (2,248)
                                                -------     -------    --------  --------  --------    -------
      Total Increase (Decrease) in
         Net Assets ..........................   26,697      17,330     167,294    32,284    31,525     (1,866)
                                                -------     -------    --------  --------  --------    -------
Net Assets:
  Beginning of Period ........................   47,905      30,575     672,574   640,290    92,956     94,822
                                                -------     -------    --------  --------  --------    -------
  End of Period ..............................  $74,602     $47,905    $839,868  $672,574  $124,481    $92,956
                                                =======     =======    ========  ========  ========    =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ............................    3,445       3,062      24,713    21,475     5,955      4,380
    Shares Issued in Lieu of Cash
       Distributions .........................       92          78       2,915     2,709       323        345
    Shares Redeemed ..........................   (1,456)     (1,457)    (15,497)  (21,378)   (3,364)    (4,902)
                                                -------     -------    --------  --------  --------    -------
  Net Trust Share Transactions ...............    2,081       1,683      12,131     2,806     2,914       (177)
                                                -------     -------    --------  --------  --------    -------
  Investor Shares:
    Shares Issued ............................      149          59         557       575        19         61
    Shares Issued in Lieu of Cash
      Distributions ..........................       13          14         154       174        10         11
    Shares Redeemed ..........................     (131)        (70)       (852)   (1,076)      (56)      (125)
                                                -------     -------    --------  --------  --------    -------
  Net Investor Share Transactions ............       31           3        (141)     (327)      (27)       (53)
                                                -------     -------    --------  --------  --------    -------
  Flex Shares:
    Shares Issued ............................      495         175         908       303       139         52
    Shares Issued in Lieu of Cash
      Distributions ..........................       19          18          33        23         6          5
    Shares Redeemed ..........................     (176)       (154)       (278)     (218)      (44)       (47)
                                                -------     -------    --------  --------  --------    -------
  Net Flex Share Transactions ................      338          39         663       108       101         10
                                                =======     =======    ========  ========  ========    =======
  Net Change in Capital Shares ...............    2,450       1,725      12,653     2,587     2,988       (220)
                                                -------     -------    --------  --------  --------    -------






                                                SHORT-TERM U.S. TREASURY      LIMITED-TERM FEDERAL        U. S. GOVERNMENT
                                                     SECURITIES FUND        MORTGAGE SECURITIES FUND       SECURITIES FUND
                                                   -------------------         -------------------      --------------------
                                                   06/01/97- 06/01/96-         06/01/97- 06/01/96-      06/01/97-  06/01/96-
                                                   05/31/98  05/31/97          05/31/98  05/31/97       05/31/98   05/31/97
                                                   --------- ---------         --------- ---------      ---------  ---------
Operations:
  Net Investment Income ......................     $ 1,816   $ 1,238          $  7,936   $  6,160         $ 1,894   $ 1,220
  Net Realized Gain (Loss) on Investments ....          47       (25)              502          1              55       (17)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............         211        88             1,031        303           1,207       214
                                                   -------   -------          --------   --------         -------   -------
    Increase in Net Assets from Operations ...        2,074    1,301             9,469      6,464           3,156     1,417
                                                   -------   -------          --------   --------         -------   -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .............................      (1,575)     (934)           (7,721)    (5,933)         (1,585)     (916)
    Investor Shares ..........................        (178)     (205)             (135)      (146)           (141)     (147)
    Flex Shares ..............................         (63)      (99)              (78)       (81)           (168)     (157)
  Capital Gains:
    Trust Shares .............................          --        --              (194)      (159)             --        --
    Investor Shares ..........................          --        --                (3)        (4)             --        --
    Flex Shares ..............................          --        --                (2)        (3)             --        --
                                                   -------   -------          --------   --------         -------   -------
  Total Distributions ........................      (1,816)   (1,238)           (8,133)    (6,326)         (1,894)   (1,220)
                                                   -------   -------          --------   --------         -------   -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..............      33,653    17,856            43,610     75,207          20,160    19,904
    Reinvestment of Cash Distributions .......         661       465             5,346      4,139             380       297
    Cost of Shares Repurchased ...............      (9,594)   (6,510)          (36,666)   (28,939)         (6,142)  (11,131)
                                                   -------   -------          --------   --------         -------   -------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions .................      24,720    11,811            12,290     50,407          14,398     9,070
                                                   -------   -------          --------   --------         -------   -------
  Investor Shares:
    Proceeds from Shares Issued ..............         479       745             1,128      1,381           1,625     1,272
    Reinvestment of Cash Distributions .......         180       204               131        141             134       140
    Cost of Shares Repurchased ...............      (1,338)   (1,238)           (1,006)    (1,615)           (880)   (1,599)
                                                   -------   -------          --------   --------         -------   -------
  Increase (Decrease) in Net Assets From
    Investor Share Transactions ..............        (679)     (289)              253        (93)            879      (187)
                                                   -------   -------          --------   --------         -------   -------
  Flex Shares:
    Proceeds from Shares Issued ..............       1,012       825               691        500           2,695       764
    Reinvestment of Cash Distributions .......          56        85                75         72             145       130
    Cost of Shares Repurchased ...............        (757)   (2,259)             (647)      (517)         (1,748)     (958)
                                                   -------   -------          --------   --------         -------   -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..................         311    (1,349)              119         55           1,092       (64)
                                                   -------   -------          --------   --------         -------   -------
    Increase (Decrease) in Net Assets
      From Share Transactions ................      24,352    10,173            12,662     50,369          16,369     8,819
                                                   -------   -------          --------   --------         -------   -------
      Total Increase (Decrease) in
         Net Assets ..........................      24,610    10,236            13,998     50,507          17,631     9,016
                                                   -------   -------          --------   --------         -------   -------
Net Assets:
  Beginning of Period ........................      27,000    16,764           127,738     77,231          24,515    15,499
                                                   -------   -------          --------   --------         -------   -------
  End of Period ..............................     $51,610   $27,000          $141,736   $127,738         $42,146   $24,515
                                                   =======   =======          ========   ========         =======   =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ............................       3,381     1,806             4,313      7,497           1,949     1,986
    Shares Issued in Lieu of Cash
       Distributions .........................          66        47               529        413              37        30
    Shares Redeemed ..........................        (965)     (659)           (3,626)    (2,886)           (592)   (1,110)
                                                   -------   -------          --------   --------         -------   -------
  Net Trust Share Transactions ...............       2,482     1,194             1,216      5,024           1,394       906
                                                   -------   -------          --------   --------         -------   -------
  Investor Shares:
    Shares Issued ............................          48        75               112        138             157       127
    Shares Issued in Lieu of Cash
      Distributions ..........................          18        21                13         14              13        14
    Shares Redeemed ..........................        (134)     (125)             (100)      (161)            (85)     (159)
                                                   -------   -------          --------   --------         -------   -------
  Net Investor Share Transactions ............         (68)      (29)               25         (9)             85       (18)
                                                   -------   -------          --------   --------         -------   -------
  Flex Shares:
    Shares Issued ............................         102        84                68         50             260        77
    Shares Issued in Lieu of Cash
      Distributions ..........................           6         9                 7          7              14        13
    Shares Redeemed ..........................         (76)     (228)              (64)       (51)           (169)      (95)
                                                   -------   -------          --------   --------         -------   -------
  Net Flex Share Transactions ................          32      (135)               11          6             105        (5)
                                                   =======   =======          ========   ========         =======   =======
  Net Change in Capital Shares ...............       2,446     1,030             1,252      5,021           1,584       883
                                                   -------   -------          --------   --------         -------   -------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                             NET ASSET VALUE     INVESTMENT        (LOSSES)           DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS      NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ------------   ----------------     ---------------------  ----------------------
VALUE INCOME STOCK FUND
Trust Shares
           1998                   $13.71           $ 0.26           $ 2.62                 $(0.27)                $(2.42)
           1997                    13.15             0.30             2.32                  (0.30)                 (1.76)
           1996                    11.59             0.35             2.71                  (0.34)                 (1.16)
           1995                    10.54             0.32             1.56                  (0.32)                 (0.51)
           1994                    10.23             0.29             0.70                  (0.32)                 (0.36)
Investor Shares
           1998                   $13.68           $ 0.20           $ 2.62                 $(0.21)                $(2.42)
           1997                    13.13             0.25             2.32                  (0.26)                 (1.76)
           1996                    11.58             0.30             2.71                  (0.30)                 (1.16)
           1995                    10.52             0.28             1.56                  (0.27)                 (0.51)
           1994                    10.23             0.26             0.67                  (0.27)                 (0.37)
Flex Shares
           1998                   $13.61           $ 0.12           $ 2.57                 $(0.13)                $(2.42)
           1997                    13.08             0.18             2.29                  (0.18)                 (1.76)
           1996(1)                 11.59             0.26             2.65                  (0.26)                 (1.16)
MID-CAP EQUITY FUND (B)
Trust Shares
           1998                   $13.21           $   --           $ 2.54                 $    --                $(1.96)
           1997                    12.76             0.03             1.69                  (0.05)                 (1.22)
           1996                    11.00             0.08             2.63                  (0.08)                 (0.87)
           1995                     9.85             0.08             1.15                  (0.08)                    --
           1994(2)                 10.00             0.02            (0.16)                 (0.01)                    --
Investor Shares
           1998                   $13.17           $(0.03)          $ 2.49                 $   --                 $(1.96)
           1997                    12.74            (0.03)            1.69                  (0.01)                 (1.22)
           1996                    10.99             0.03             2.62                  (0.03)                 (0.87)
           1995                     9.84             0.03             1.15                  (0.03)                    --
           1994(3)                 10.00             0.01            (0.17)                    --                     --
Flex Shares
           1998                   $13.04           $(0.04)          $ 2.38                 $   --                  (1.96)
           1997                    12.69            (0.07)            1.64                     --                  (1.22)
           1996(4)                 11.13               --             2.45                  (0.02)                 (0.87)
SMALL CAP EQUITY FUND
Trust Shares
           1998                   $11.07           $ 0.14           $ 2.41                 $(0.12)                $(0.62)
           1997(5)                 10.00             0.05             1.04                  (0.02)                    --
Flex Shares
           1998(6)                $11.28           $ 0.03           $ 2.17                 $(0.06)                $(0.62)



  * Annualized.
 ** Return is for the period indicated and has not been annualized.
(1) Commenced operations on June 1, 1995.
(2) Commenced operations on February 2, 1994.
(3) Commenced operations on February 1, 1994.



                                                                                                          RATIO OF
                            NET ASSET                           NET ASSETS           RATIO OF          NET INVESTMENT
                            VALUE END          TOTAL              END OF           EXPENSES TO        INCOME (LOSS) TO
                            OF PERIOD        RETURN (A)        PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS
                            ---------        ---------         -----------      ------------------   ------------------
VALUE INCOME STOCK FUND
Trust Shares
           1998              $13.90            23.10%           $1,725,418            0.92%                 1.85%
           1997               13.71            22.18%            1,488,062            0.91%                 2.40%
           1996               13.15            27.91%            1,244,399            0.92%                 2.86%
           1995               11.59            19.06%              991,977            0.95%                 3.16%
           1994               10.54             9.95%              573,082            0.88%                 3.21%
Investor Shares
           1998              $13.87            22.71%           $  210,591            1.27%                 1.47%
           1997               13.68            21.69%              165,999            1.30%                 2.01%
           1996               13.13            27.39%              130,597            1.30%                 2.47%
           1995               11.58            18.71%               92,256            1.30%                 2.80%
           1994               10.52             9.27%               60,589            1.25%                 2.80%
Flex Shares
           1998              $13.75            21.76%           $  180,530            2.01%                 0.78%
           1997               13.61            20.91%               73,466            2.00%                 1.33%
           1996(1)            13.08            26.52%*              26,298            2.00%*                1.72%*
MID-CAP EQUITY FUND (B)
Trust Shares
           1998              $13.79            21.14%           $  337,825            1.16%                (0.29%)
           1997               13.21            14.23%              287,370            1.15%                 0.23%
           1996               12.76            25.54%              253,905            1.15%                 0.70%
           1995               11.00            12.56%              125,562            1.15%                 0.88%
           1994(2)             9.85            (1.39%)**            57,036            1.15%*                1.20%*
Investor Shares
           1998              $13.67            20.56%           $   24,930            1.61%                (0.75%)
           1997               13.17            13.76%               20,245            1.60%                (0.21%)
           1996               12.74            24.93%               17,971            1.60%                 0.25%
           1995               10.99            11.96%                7,345            1.60%                 0.43%
           1994(3)             9.84            (1.60%)**             3,004            1.60%*                0.74%*
Flex Shares
           1998              $13.42            19.80%           $   19,042            2.21%                (1.37%)
           1997               13.04            13.06%               10,120            2.20%                (0.85%)
           1996(4)            12.69            23.00%*               5,029            2.20%*               (0.37%)*
SMALL CAP EQUITY FUND
Trust Shares
           1998              $12.88            23.59%           $  390,841            1.21%                 1.07%
           1997(5)            11.07            10.97%**            131,049            1.20%*                1.86%*
Flex Shares
           1998(6)           $12.80            22.29%**         $   40,613            2.06%*                0.01%*




                                                              RATIO OF
                                    RATIO OF                NET INVESTMENT
                                   EXPENSES TO            INCOME (LOSS) TO
                               AVERAGE NET ASSETS         AVERAGE NET ASSETS      PORTFOLIO
                               (EXCLUDING WAIVERS        (EXCLUDING WAIVERS       TURNOVER
                               AND REIMBURSEMENTS)       AND REIMBURSEMENTS)        RATE
                               ------------------        -------------------      ---------
VALUE INCOME STOCK FUND
Trust Shares
           1998                       0.92%                      1.85%                99%
           1997                       0.91%                      2.40%               105%
           1996                       0.92%                      2.86%               134%
           1995                       0.95%                      3.16%               126%
           1994                       0.97%                      3.12%               149%
Investor Shares
           1998                       1.27%                      1.47%                99%
           1997                       1.31%                      2.00%               105%
           1996                       1.37%                      2.40%               134%
           1995                       1.41%                      2.69%               126%
           1994                       1.44%                      2.61%               149%
Flex Shares
           1998                       2.01%                      0.78%                99%
           1997                       2.03%                      1.30%               105%
           1996(1)                    2.15%*                     1.57%*              134%
MID-CAP EQUITY FUND (B)
Trust Shares
           1998                       1.27%                     (0.40%)              129%
           1997                       1.26%                      0.12%               152%
           1996                       1.29%                      0.56%               116%
           1995                       1.32%                      0.71%                66%
           1994(2)                    1.68%*                     0.67%*                8%
Investor Shares
           1998                       1.84%                     (0.98%)              129%
           1997                       1.85%                     (0.46%)              152%
           1996                       1.96%                     (0.11%)              116%
           1995                       2.27%                     (0.24%)               66%
           1994(3)                    4.60%*                    (2.26%)*               8%
Flex Shares
           1998                       2.47%                     (1.63%)              129%
           1997                       2.58%                     (1.23%)              152%
           1996(4)                    3.04%*                    (1.21%)*             116%
SMALL CAP EQUITY FUND
Trust Shares
           1998                       1.31%                      0.97%                55%
           1997(5)                    1.37%*                     1.69%*               27%
Flex Shares
           1998(6)                    2.35%*                    (0.28%)*              55%




(4) Commenced operations on June 5, 1995.
(5) Commenced operations on January 31, 1997.
(6) Commenced operations on June 5, 1997.
(A) Total return figures do not reflect applicable sales loads.
(B) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                             NET ASSET VALUE     INVESTMENT        (LOSSES)           DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS      NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ------------   ----------------     ---------------------  ----------------------
CAPITAL GROWTH FUND
Trust Shares
           1998                    $15.09           $ 0.09          $ 3.96                 $(0.09)                $(2.57)
           1997                     14.90             0.12            3.13                  (0.12)                 (2.94)
           1996                     12.18             0.12            3.32                  (0.13)                 (0.59)
           1995                     11.99             0.16            0.57                  (0.14)                 (0.40)
           1994                     11.95             0.16            0.31                  (0.17)                 (0.26)
Investor Shares
           1998                    $15.06           $(0.01)         $ 3.95                 $   --                 $(2.57)
           1997                     14.89             0.03            3.10                  (0.02)                 (2.94)
           1996                     12.17             0.03            3.32                  (0.04)                 (0.59)
           1995                     11.98             0.09            0.57                  (0.07)                 (0.40)
           1994                     11.93             0.09            0.31                  (0.09)                 (0.26)
Flex Shares
           1998                    $14.96           $(0.04)         $ 3.87                 $   --                 $(2.57)
           1997                     14.84            (0.01)           3.07                     --                  (2.94)
           1996(1)                  12.20             0.02            3.26                  (0.05)                 (0.59)
BALANCED FUND
Trust Shares
           1998                    $11.94           $ 0.31          $ 2.19                 $(0.32)                $(1.03)
           1997                     11.55             0.33            1.47                  (0.32)                 (1.09)
           1996                     10.26             0.33            1.41                  (0.34)                 (0.11)
           1995                      9.76             0.33            0.49                  (0.32)                    --
           1994(2)                  10.00             0.11           (0.29)                 (0.06)                    --
Investor Shares
           1998                    $11.99           $ 0.28          $ 2.19                 $(0.29)                $(1.03)
           1997                     11.60             0.29            1.48                  (0.29)                 (1.09)
           1996                     10.30             0.30            1.41                  (0.30)                 (0.11)
           1995                      9.79             0.28            0.51                  (0.28)                    --
           1994(3)                  10.00             0.03           (0.24)                    --                     --
Flex Shares
           1998                    $11.90           $ 0.20          $ 2.16                 $(0.21)                $(1.03)
           1997                     11.53             0.22            1.45                  (0.21)                 (1.09)
           1996(4)                  10.36             0.24            1.29                  (0.25)                 (0.11)
EMERGING MARKETS EQUITY FUND
Trust Shares
           1998                    $10.79           $ 0.16          $(1.86)                $(0.08)                $(0.14)
           1997(5)                  10.00             0.04            0.75                     --                     --
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1998                    $11.34           $ 0.11          $ 2.65                 $(0.11)                $(0.68)
           1997                     10.96             0.10            0.69                  (0.11)                 (0.30)
           1996                     10.24             0.10            0.84                  (0.13)                 (0.09)
           1995(6)                  10.00             0.08            0.19                  (0.02)                 (0.01)
Investor Shares
           1998                    $11.26           $ 0.16          $ 2.53                 $(0.07)                $(0.68)
           1997                     10.88             0.03            0.72                  (0.07)                 (0.30)
           1996                     10.20             0.05            0.85                  (0.13)                 (0.09)
           1995(6)                  10.00             0.05            0.17                  (0.01)                 (0.01)
Flex Shares
           1998                    $11.24           $ 0.17          $ 2.44                 $   --                 $(0.68)
           1997                     10.87            (0.05)           0.72                     --                  (0.30)
           1996(7)                  10.24               --            0.82                  (0.10)                 (0.09)


  * Annualized.
 ** Return is for the period indicated and has not been annualized.
(1) Commenced operations on June 1, 1995.
(2) Commenced operations on January 3, 1994.
(3) Commenced operations on January 4, 1994.
(4) Commenced operations on June 14, 1995.




                                                                                                            RATIO OF
                             NET ASSET                           NET ASSETS            RATIO OF          NET INVESTMENT
                             VALUE END          TOTAL              END OF            EXPENSES TO        INCOME (LOSS) TO
                             OF PERIOD        RETURN (A)        PERIOD (000)      AVERAGE NET ASSETS   AVERAGE NET ASSETS
                             ---------        ---------         -----------       ------------------   ------------------
CAPITAL GROWTH FUND
Trust Shares
           1998               $16.48            29.51%          $1,532,587               1.16%                0.61%
           1997                15.09            24.66%           1,085,128               1.15%                0.83%
           1996                14.90            28.97%             981,498               1.15%                0.90%
           1995                12.18             6.63%             984,205               1.15%                1.38%
           1994                11.99             3.87%             891,870               1.15%                1.25%
Investor Shares
           1998               $16.43            28.71%          $  271,044               1.81%               (0.03%)
           1997                15.06            23.74%             218,660               1.80%                0.19%
           1996                14.89            28.18%             191,078               1.80%                0.24%
           1995                12.17             5.93%             160,875               1.80%                0.73%
           1994                11.98             3.26%             170,795               1.80%                0.64%
Flex Shares
           1998               $16.22            28.12%          $  106,670               2.26%               (0.46%)
           1997                14.96            23.24%              36,753               2.27%               (0.29%)
           1996(1)             14.84            27.48%*             10,969               2.27%*              (0.29%)*
BALANCED FUND
Trust Shares
           1998               $13.09            22.15%          $  188,465               0.96%                2.51%
           1997                11.94            16.66%             151,358               0.95%                2.89%
           1996                11.55            17.26%             111,638               0.95%                3.00%
           1995                10.26             8.72%              89,051               0.95%                3.44%
           1994(2)              9.76            (1.78%)**           90,579               0.95%*               2.76%*
Investor Shares
           1998               $13.14            21.72%          $    8,313               1.26%                2.21%
           1997                11.99            16.27%               6,012               1.25%                2.58%
           1996                11.60            16.88%               4,896               1.25%                2.70%
           1995                10.30             8.29%               3,765               1.25%                3.17%
           1994(3)              9.79            (2.10%)**            2,311               1.25%*               2.46%*
Flex Shares
           1998               $13.02            20.85%          $   27,625               2.02%                1.41%
           1997                11.90            15.40%               6,067               2.01%                1.84%
           1996(4)             11.53            15.58%*              3,131               2.00%*               1.85%*
EMERGING MARKETS EQUITY FUND
Trust Shares
           1998               $ 8.87           (15.74%)         $   34,554               1.56%                1.14%
           1997(5)             10.79             7.90%**            39,495               1.55%*               1.37%*
INTERNATIONAL EQUITY INDEX  FUND
Trust Shares
           1998               $13.31            25.82%          $   56,200               1.06%                0.88%
           1997                11.34             7.48%              53,516               1.05%                0.71%
           1996                10.96             9.29%              90,980               1.05%                0.84%
           1995(6)             10.24             2.69%**            89,446               1.05%*               1.13%*
Investor Shares
           1998               $13.20            25.25%          $    7,141               1.46%                0.50%
           1997                11.26             7.12%               5,592               1.45%                0.28%
           1996                10.88             8.90%               5,597               1.45%                0.48%
           1995(6)             10.20             2.18%**             3,960               1.45%*               0.67%*
Flex Shares
           1998               $13.17            24.50%          $    1,469               2.11%               (0.03%)
           1997                11.24             6.41%                 900               2.10%               (0.39%)
           1996(7)             10.87             8.32%**               917               2.10%*              (0.24%)*






                                                              RATIO OF
                                    RATIO OF                NET INVESTMENT
                                   EXPENSES TO            INCOME (LOSS) TO
                               AVERAGE NET ASSETS         AVERAGE NET ASSETS     PORTFOLIO
                               (EXCLUDING WAIVERS        (EXCLUDING WAIVERS      TURNOVER
                               AND REIMBURSEMENTS)       AND REIMBURSEMENTS)       RATE
                               ------------------        -------------------     ---------
CAPITAL GROWTH FUND
Trust Shares
           1998                       1.27%                      0.50%              194%
           1997                       1.25%                      0.73%              141%
           1996                       1.27%                      0.78%              156%
           1995                       1.28%                      1.25%              128%
           1994                       1.29%                      1.11%              124%
Investor Shares
           1998                       2.01%                     (0.23%)             194%
           1997                       2.02%                     (0.03%)             141%
           1996                       2.08%                     (0.04%)             156%
           1995                       2.10%                      0.43%              128%
           1994                       2.11%                      0.33%              124%
Flex Shares
           1998                       2.37%                     (0.57%)             194%
           1997                       2.43%                     (0.45%)             141%
           1996(1)                    2.68%*                    (0.70%)*            156%
BALANCED FUND
Trust Shares
           1998                       1.08%                      2.39%              154%
           1997                       1.08%                      2.76%              197%
           1996                       1.09%                      2.86%              155%
           1995                       1.11%                      3.28%              157%
           1994(2)                    1.25%*                     2.46%*             106%
Investor Shares
           1998                       1.59%                      1.88%              154%
           1997                       1.64%                      2.19%              197%
           1996                       1.89%                      2.06%              155%
           1995                       1.80%                      2.62%              157%
           1994(3)                    4.91%*                    (1.20%)*            106%
Flex Shares
           1998                       2.23%                      1.20%              154%
           1997                       2.45%                      1.40%              197%
           1996(4)                    2.97%*                     0.88%*             155%
EMERGING MARKETS EQUITY FUND
Trust Shares
           1998                       1.78%                      0.92%               74%
           1997(5)                    2.04%*                     0.88%*              24%
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1998                       1.18%                      0.76%                1%
           1997                       1.15%                      0.61%                2%
           1996                       1.19%                      0.70%               30%
           1995(6)                    1.31%*                     0.87%*              10%
Investor Shares
           1998                       1.84%                      0.12%                1%
           1997                       1.88%                     (0.15%)               2%
           1996                       2.06%                     (0.13%)              30%
           1995(6)                    2.44%*                    (0.32%)*             10%
Flex Shares
           1998                       3.52%                     (1.44%)               1%
           1997                       3.69%                     (1.98%)               2%
           1996(7)                    4.14%*                    (2.28%)*             30%


(5) Commenced operations on January 31, 1997.
(6) Commenced operations on June 6, 1994.
(7) Commenced operations on June 8, 1995.
(A) Total return figures do not reflect applicable sales loads.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                                                NET REALIZED AND
                                                      NET       UNREALIZED GAINS
                              NET ASSET VALUE     INVESTMENT        (LOSSES)         DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                            -------------------  ------------   ----------------   ---------------------  ----------------------
INTERNATIONAL EQUITY FUND
Trust Shares
           1998                    $13.63           $ 0.04           $ 2.69               $(0.04)                $(1.32)
           1997                     11.40             0.03             2.57                (0.02)                 (0.35)
           1996(1)                  10.00             0.05             1.35                   --                     --
Investor Shares
           1998                    $13.58           $ 0.02           $ 2.64               $   --                 $(1.32)
           1997                     11.38            (0.01)            2.56                   --                  (0.35)
           1996(2)                  10.44             0.04             0.90                   --                     --
Flex Shares
           1998                    $13.47            $0.07           $ 2.46               $   --                 $(1.32)
           1997                     11.37            (0.04)            2.49                   --                  (0.35)
           1996(2)                  10.44             0.02             0.91                   --                     --
SUNBELT EQUITY FUND
Trust Shares
           1998                    $13.28            $0.01           $ 3.03               $   --                 $(1.20)
           1997                     14.11            (0.09)            0.25                   --                  (0.99)
           1996                     10.03            (0.04)            4.32                   --                  (0.20)
           1995                      9.70            (0.01)            0.38                   --                  (0.04)
           1994(3)                  10.00            --               (0.30)                  --                     --
Investor Shares
           1998                    $13.06           $(0.07)          $ 2.98               $   --                 $(1.20)
           1997                     13.95            (0.14)            0.24                   --                  (0.99)
           1996                      9.96            (0.11)            4.30                   --                  (0.20)
           1995                      9.69            (0.05)            0.36                   --                  (0.04)
           1994(4)                  10.00            (0.02)           (0.29)                  --                     --
Flex Shares
           1998                    $13.00           $(0.09)          $ 2.89               $   --                 $(1.20)
           1997                     13.97            (0.14)            0.16                   --                  (0.99)
           1996(5)                  10.20            (0.07)            4.04                   --                  (0.20)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1998                    $11.22           $ 0.44           $ 0.50               $(0.44)                $(0.32)
           1997                     11.10             0.44             0.33                (0.44)                 (0.21)
           1996                     11.28             0.45             0.19                (0.45)                 (0.37)
           1995                     10.68             0.46             0.60                (0.46)                    --
           1994(6)                  11.37             0.22            (0.34)               (0.22)                 (0.35)
Investor Shares
           1998                    $11.24           $ 0.39           $ 0.49               $(0.39)                $(0.32)
           1997                     11.12             0.40             0.33                (0.40)                 (0.21)
           1996                     11.30             0.41             0.19                (0.41)                 (0.37)
           1995                     10.69             0.42             0.61                (0.42)                    --
           1994                     10.79             0.33             0.25                (0.33)                 (0.35)
Flex Shares
           1998                    $11.23           $ 0.33           $ 0.49               $(0.33)                $(0.32)
           1997                     11.11             0.35             0.33                (0.35)                 (0.21)
           1996(7)                  11.30             0.37             0.18                (0.37)                 (0.37)

  * Annualized.
 ** Return is for the period indicated and has not been annualized.
(1) Commenced operations on December 1, 1995.
(2) Commenced operations on January 2, 1996.
(3) Commenced operations on January 3, 1994.
(4) Commenced operations on January 4, 1994.


                                                                                                                   RATIO OF
                                                                                               RATIO OF           EXPENSES TO
                              NET ASSET                 NET ASSETS         RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS
                              VALUE END     TOTAL         END OF         EXPENSES TO       INCOME (LOSS) TO   (EXCLUDING WAIVERS
                              OF PERIOD   RETURN (A)   PERIOD (000)   AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)
                              ---------   ---------    -----------    ------------------  ------------------  ------------------
INTERNATIONAL EQUITY FUND
Trust Shares
           1998                $15.00      21.87%      $  628,870            1.47%               0.61%              1.48%
           1997                 13.63      23.29%         489,325            1.46%               0.51%              1.51%
           1996(1)              11.40      14.00%**       213,306            1.46%*              1.36%*             1.65%*
Investor Shares
           1998                $14.92      21.39%      $   17,383            1.82%               0.24%              1.91%
           1997                 13.58      22.85%          10,674            1.81%               0.18%              2.05%
           1996(2)              11.38       9.00%**         3,448            1.81%*              1.73%*             3.14%*
Flex Shares
           1998                $14.68      20.54%      $   21,164            2.52%              (0.46%)             2.58%
           1997                 13.47      21.98%           8,375            2.51%              (0.27%)             3.03%
           1996(2)              11.37       8.91%**           953            2.51%*              1.08%*             5.86%*
SUNBELT EQUITY FUND
Trust Shares
           1998                $15.12      23.86%      $  431,921            1.16%              (0.90%)             1.27%
           1997                 13.28       1.48%         381,371            1.15%              (0.65%)             1.26%
           1996                 14.11      43.19%         412,430            1.15%              (0.34%)             1.28%
           1995                 10.03       3.81%         258,908            1.15%              (0.12%)             1.30%
           1994(3)               9.70      (2.99%)**      128,280            1.15%*             (0.19%)*            1.58%*
Investor Shares
           1998                $14.77      23.25%      $   30,860            1.61%              (1.35%)             1.86%
           1997                 13.06       1.05%          28,095            1.60%              (1.10%)             1.84%
           1996                 13.95      42.58%          29,002            1.60%              (0.79%)             1.93%
           1995                  9.96       3.20%          22,180            1.60%              (0.57%)             1.98%
           1994(4)               9.69      (3.10%)**       16,077            1.60%*             (0.63%)*            2.04%*
Flex Shares
           1998                $14.60      22.48%      $    8,070            2.21%              (1.96%)             2.58%
           1997                 13.00       0.46%           5,689            2.20%              (1.72%)             2.69%
           1996(5)              13.97      39.86%*          2,705            2.20%*             (1.43%)*            3.62%*
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1998                $11.40       8.57%      $  146,606            0.76%               3.83%              0.88%
           1997                 11.22       7.13%         139,144            0.75%               3.96%              0.86%
           1996                 11.10       5.82%         124,507            0.75%               4.01%              0.89%
           1995                 11.28      10.21%          78,208            0.75%               4.34%              0.91%
           1994(6)              10.68      (1.10%)**       44,595            0.75%*              3.46%*             0.95%*
Investor Shares
           1998                $11.41       8.05%      $   28,159            1.16%               3.43%              1.43%
           1997                 11.24       6.69%          31,857            1.15%               3.56%              1.38%
           1996                 11.12       5.40%          37,427            1.15%               3.61%              1.42%
           1995                 11.30       9.91%          41,693            1.15%               3.88%              1.43%
           1994                 10.69       5.37%          46,182            1.14%               2.96%              1.51%
Flex Shares
           1998                $11.40       7.50%       $   8,399            1.64%               2.95%              2.10%
           1997                 11.23       6.19%           4,681            1.63%               3.08%              2.15%
           1996(7)              11.11       4.91%*          5,536            1.63%*              3.12%*             2.25%*







                                     RATIO OF
                                   NET INVESTMENT
                                 INCOME (LOSS) TO
                                 AVERAGE NET ASSETS       PORTFOLIO
                                (EXCLUDING WAIVERS        TURNOVER
                                AND REIMBURSEMENTS)         RATE
                                -------------------       ---------
INTERNATIONAL EQUITY FUND
Trust Shares
           1998                        0.60%                108%
           1997                        0.46%                139%
           1996(1)                     1.17%*               113%
Investor Shares
           1998                        0.15%                108%
           1997                       (0.06%)               139%
           1996(2)                     0.40%*               113%
Flex Shares
           1998                       (0.52%)               108%
           1997                       (0.79%)               139%
           1996(2)                    (2.27%)*              113%
SUNBELT EQUITY FUND
Trust Shares
           1998                       (1.01%)                70%
           1997                       (0.76%)                72%
           1996                       (0.47%)               106%
           1995                       (0.27%)                80%
           1994(3)                    (0.62%)*               21%
Investor Shares
           1998                       (1.60%)                70%
           1997                       (1.34%)                72%
           1996                       (1.12%)               106%
           1995                       (0.95%)                80%
           1994(4)                    (1.07%)*               21%
Flex Shares
           1998                       (2.33%)                70%
           1997                       (2.21%)                72%
           1996(5)                    (2.85%)*              106%
INVESTMENT GRADE TAX-EXEMPT
Trust Shares
           1998                        3.71%                378%
           1997                        3.85%                489%
           1996                        3.87%                514%
           1995                        4.18%                592%
           1994(6)                     3.26%*               432%
Investor Shares
           1998                        3.16%                378%
           1997                        3.33%                489%
           1996                        3.34%                514%
           1995                        3.60%                592%
           1994                        2.59%                432%
Flex Shares
           1998                        2.49%                378%
           1997                        2.56%                489%
           1996(7)                     2.50%*               514%




(6) Commenced operations on October 21, 1993.
(7) Commenced operations on June 1, 1995.
(A) Total return figures do not reflect applicable sales loads.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                                NET REALIZED AND
                                                      NET       UNREALIZED GAINS
                              NET ASSET VALUE     INVESTMENT        (LOSSES)            DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD     INCOME       ON INVESTMENTS       NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                            -------------------  ------------   ----------------      ---------------------  ----------------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1998                    $10.28           $ 0.44           $ 0.45                   $(0.44)               $(0.01)
           1997                     10.06             0.46             0.25                    (0.46)                (0.03)
           1996                     10.18             0.46            (0.07)                   (0.46)                (0.05)
           1995                      9.75             0.44             0.43                    (0.44)                   --
           1994(1)                  10.00             0.13            (0.25)                   (0.13)                   --
Investor Shares
           1998                    $10.29           $ 0.42           $ 0.44                   $(0.42)               $(0.01)
           1997                     10.07             0.44             0.25                    (0.44)                (0.03)
           1996                     10.18             0.44            (0.06)                   (0.44)                (0.05)
           1995                      9.75             0.42             0.43                    (0.42)                   --
           1994(2)                  10.00             0.13            (0.25)                   (0.13)                   --
Flex Shares
           1998                    $10.30           $ 0.37           $ 0.45                   $(0.37)               $(0.01)
           1997                     10.08             0.39             0.25                    (0.39)                (0.03)
           1996(3)                  10.19             0.39            (0.06)                   (0.39)                (0.05)
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1998(4)                 $ 9.63           $ 0.36           $ 0.25                   $(0.36)               $(0.07)
           1997                      9.40             0.43             0.23                    (0.43)                   --
           1996                      9.50             0.43            (0.11)                   (0.42)                   --
           1995                      9.22             0.44             0.28                    (0.44)                   --
           1994(5)                  10.00             0.12            (0.77)                   (0.13)                   --
Investor Shares
           1998(4)                 $ 9.65           $ 0.35           $ 0.23                   $(0.35)               $(0.07)
           1997                      9.42             0.41             0.23                    (0.41)                   --
           1996                      9.53             0.41            (0.10)                   (0.42)                   --
           1995                      9.23             0.44             0.29                    (0.43)                   --
           1994(6)                  10.00             0.13            (0.77)                   (0.13)                   --
Flex Shares
           1998(4)                 $ 9.64           $ 0.31           $ 0.24                   $(0.31)               $(0.07)
           1997                      9.41             0.37             0.23                    (0.37)                   --
           1996(7)                   9.59             0.37            (0.18)                   (0.37)                   --
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1998                    $ 9.73           $ 0.41           $ 0.39                   $(0.41)               $(0.01)
           1997                      9.56             0.42             0.22                    (0.42)                (0.05)
           1996                      9.63             0.43            (0.05)                   (0.43)                (0.02)
           1995                      9.42             0.42             0.21                    (0.42)                   --
           1994 (2)                 10.00             0.14            (0.58)                   (0.14)                   --
Investor Shares
           1998                    $ 9.74           $ 0.39           $ 0.40                   $(0.39)               $(0.01)
           1997                      9.58             0.40             0.21                    (0.40)                (0.05)
           1996                      9.65             0.41            (0.05)                   (0.41)                (0.02)
           1995                      9.44             0.40             0.21                    (0.40)                   --
           1994 (6)                 10.00             0.13            (0.56)                   (0.13)                   --
Flex Shares
           1998                    $ 9.73           $ 0.34           $ 0.40                   $(0.34)               $(0.01)
           1997                      9.56             0.35             0.22                    (0.35)                (0.05)
           1996(8)                   9.72             0.36            (0.14)                   (0.36)                (0.02)


  * Annualized.
 ** Return is for the period indicated and has not been annualized.
(1) Commenced operations on January 25, 1994.
(2) Commenced operations on January 18, 1994.
(3) Commenced operations on June 1, 1995.
(4) Discontinued operations on April 13, 1998.
(5) Commenced operations on January 27, 1994.


                                                                                                    RATIO OF
                               NET ASSET                  NET ASSETS           RATIO OF          NET INVESTMENT
                               VALUE END       TOTAL        END OF           EXPENSES TO            INCOME TO
                               OF PERIOD     RETURN (A)  PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS
                               ---------     ---------   -----------      ------------------   ------------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1998                 $10.72         8.77%       $93,939              0.66%                 4.16%
           1997                  10.28         7.22%        50,487              0.65%                 4.48%
           1996                  10.06         3.87%        30,790              0.65%                 4.49%
           1995                  10.18         9.26%        10,118              0.65%                 4.63%
           1994(1)                9.75        (1.19%)**      3,192              0.65%*                3.86%*
Investor Shares
           1998                 $10.72         8.46%       $ 3,381              0.86%                 3.98%
           1997                  10.29         7.00%         3,226              0.85%                 4.28%
           1996                  10.07         3.76%         4,025              0.85%                 4.28%
           1995                  10.18         9.04%         3,320              0.85%                 4.36%
           1994(2)                9.75        (1.22%)**      2,280              0.85%*                3.67%*
Flex Shares
           1998                 $10.74         8.04%       $ 8,160              1.36%                 3.45%
           1997                  10.30         6.48%         3,000              1.35%                 3.78%
           1996(3)               10.08         3.27%*        2,692              1.35%*                3.79%*
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1998(4)              $ 9.81         6.47%**     $    --              0.66%                 4.67%
           1997                   9.63         7.16%         1,973              0.65%                 4.51%
           1996                   9.40         3.43%         1,823              0.65%                 4.49%
           1995                   9.50         8.17%         1,664              0.65%                 4.90%
           1994(5)                9.22        (6.52%)**        594              0.65%*                4.24%*
Investor Shares
           1998(4)              $ 9.81         6.06%**     $    --              0.86%                 4.37%
           1997                   9.65         6.93%         1,602              0.85%                 4.31%
           1996                   9.42         3.28%         1,523              0.85%                 4.29%
           1995                   9.53         8.24%         1,170              0.85%                 4.70%
           1994(6)                9.23        (6.39%)**      1,127              0.85%*                3.74%*
Flex Shares
           1998(4)              $ 9.81         5.75%**     $    --              1.36%                 3.39%
           1997                   9.64         6.42%         2,505              1.35%                 3.81%
           1996(7)                9.41         1.98%*        2,017              1.34%*                3.80%*
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1998                 $10.11         8.37%       $62,363              0.66%                 4.09%
           1997                   9.73         6.79%        39,732              0.65%                 4.31%
           1996                   9.56         3.89%        22,950              0.65%                 4.36%
           1995                   9.63         6.94%        13,187              0.65%                 4.56%
           1994 (2)               9.42        (4.43%)**      4,338              0.65%*                4.12%*
Investor Shares
           1998                 $10.13         8.26%       $ 3,975              0.86%                 3.89%
           1997                   9.74         6.47%         3,511              0.85%                 4.10%
           1996                   9.58         3.69%         3,418              0.85%                 4.17%
           1995                   9.65         6.70%         3,268              0.85%                 4.31%
           1994 (6)               9.44        (4.29%)**      3,300              0.85%*                3.93%*
Flex Shares
           1998                 $10.12         7.74%       $ 8,264              1.36%                 3.39%
           1997                   9.73         6.06%         4,662              1.35%                 3.60%
           1996(8)                9.56         2.25%*        4,207              1.35%*                3.66%*







                                                              RATIO OF
                                   RATIO OF                 NET INVESTMENT
                                  EXPENSES TO                 INCOME TO
                              AVERAGE NET ASSETS          AVERAGE NET ASSETS       PORTFOLIO
                              (EXCLUDING WAIVERS         (EXCLUDING WAIVERS        TURNOVER
                              AND REIMBURSEMENTS)        AND REIMBURSEMENTS)         RATE
                              ------------------         -------------------       ---------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1998                     0.80%                       4.02%                  69%
           1997                     0.80%                       4.33%                 135%
           1996                     0.88%                       4.26%                  63%
           1995                     1.13%                       4.15%                 105%
           1994(1)                  1.12%*                      3.39%*                 53%
Investor Shares
           1998                     1.34%                       3.50%                  69%
           1997                     1.31%                       3.82%                 135%
           1996                     1.36%                       3.77%                  63%
           1995                     1.50%                       3.71%                 105%
           1994(2)                  3.20%*                      1.32%*                 53%
Flex Shares
           1998                     2.01%                       2.80%                  69%
           1997                     2.28%                       2.85%                 135%
           1996(3)                  2.54%*                      2.60%*                 63%
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1998(4)                  1.79%                       3.54%                  14%
           1997                     1.72%                       3.44%                  16%
           1996                     1.68%                       3.46%                  41%
           1995                     2.65%                       2.90%                  28%
           1994(5)                  1.43%*                      3.46%*                 13%
Investor Shares
           1998(4)                  2.04%                       3.19%                  14%
           1997                     1.76%                       3.40%                  16%
           1996                     2.08%                       3.06%                  41%
           1995                     2.10%                       3.45%                  28%
           1994(6)                  6.60%*                     (2.01%)*                13%
Flex Shares
           1998(4)                  2.26%                       2.49%                  14%
           1997                     2.34%                       2.82%                  16%
           1996(7)                  2.74%*                      2.40%*                 41%
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1998                     0.81%                       3.94%                   7%
           1997                     0.81%                       4.15%                  15%
           1996                     0.89%                       4.12%                  60%
           1995                     0.98%                       4.23%                  25%
           1994 (2)                 1.06%*                      3.71%*                 26%
Investor Shares
           1998                     1.30%                       3.45%                   7%
           1997                     1.33%                       3.62%                  15%
           1996                     1.41%                       3.61%                  60%
           1995                     1.43%                       3.73%                  25%
           1994 (6)                 2.36%*                      2.42%*                 26%
Flex Shares
           1998                     2.02%                       2.73%                   7%
           1997                     2.07%                       2.88%                  15%
           1996(8)                  2.35%*                      2.66%*                 60%





(6) Commenced operations on January 19, 1994.
(7) Commenced operations on June 5, 1995.
(8) Commenced operations on June 6, 1995.
(A) Total return figures do not reflect applicable sales loads.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                                                 NET REALIZED AND
                                                      NET        UNREALIZED GAINS
                              NET ASSET VALUE     INVESTMENT         (LOSSES)         DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD     INCOME        ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                            -------------------  ------------    ----------------   ---------------------  ----------------------
INVESTMENT GRADE BOND FUND
Trust Shares
           1998                    $10.16           $ 0.60           $ 0.49                $(0.60)                $   --
           1997                     10.07             0.60             0.09                 (0.60)                    --
           1996                     10.26             0.60            (0.19)                (0.60)                    --
           1995                      9.89             0.61             0.37                 (0.61)                    --
           1994                     10.45             0.50            (0.36)                (0.50)                 (0.20)
Investor Shares
           1998                    $10.16           $ 0.55           $ 0.49                $(0.55)                $   --
           1997                     10.06             0.56             0.10                 (0.56)                    --
           1996                     10.26             0.56            (0.20)                (0.56)                    --
           1995                      9.89             0.57             0.38                 (0.58)                    --
           1994                     10.44             0.46            (0.35)                (0.46)                 (0.20)
Flex Shares
           1998                    $10.17           $ 0.51           $ 0.49                $(0.51)                $   --
           1997                     10.07             0.51             0.10                 (0.51)                    --
           1996(1)                  10.33             0.52            (0.26)                (0.52)                    --
SHORT-TERM BOND FUND
Trust Shares
           1998                    $ 9.90           $ 0.55           $ 0.16                $(0.55)                $(0.01)
           1997                      9.86             0.53             0.07                 (0.53)                 (0.03)
           1996                      9.98             0.54            (0.10)                (0.54)                 (0.02)
           1995                      9.79             0.53             0.19                 (0.53)                    --
           1994                     10.01             0.42            (0.21)                (0.42)                 (0.01)
Investor Shares
           1998                    $ 9.91           $ 0.53           $ 0.17                $(0.53)                $(0.01)
           1997                      9.88             0.51             0.06                 (0.51)                 (0.03)
           1996                     10.01             0.52            (0.10)                (0.53)                 (0.02)
           1995                      9.81             0.51             0.19                 (0.50)                    --
           1994                     10.03             0.40            (0.21)                (0.40)                 (0.01)
Flex Shares
           1998                    $ 9.91           $ 0.50           $ 0.17                $(0.50)                $(0.01)
           1997                      9.88             0.48             0.06                 (0.48)                 (0.03)
           1996(2)                  10.02             0.47            (0.12)                (0.47)                 (0.02)


  * Annualized.
(1) Commenced operations on June 7, 1995.
(2) Commenced operations on June 20, 1995.
(A) Total return figures do not reflect applicable sales loads.






                                                                                                            RATIO OF
                              NET ASSET                           NET ASSETS           RATIO OF          NET INVESTMENT
                              VALUE END          TOTAL              END OF           EXPENSES TO            INCOME TO
                              OF PERIOD        RETURN (A)        PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS
                              ---------        ---------         -----------      ------------------   ------------------
INVESTMENT GRADE BOND FUND
Trust Shares
           1998                $10.65           10.92%            $793,488              0.76%                 5.67%
           1997                 10.16            6.99%             633,646              0.75%                 5.89%
           1996                 10.07            4.02%             599,514              0.75%                 5.81%
           1995                 10.26           10.39%             543,308              0.75%                 6.22%
           1994                  9.89            1.17%             460,538              0.75%                 4.77%
Investor Shares
           1998                $10.65           10.49%            $ 33,269              1.14%                 5.29%
           1997                 10.16            6.66%              33,165              1.15%                 5.48%
           1996                 10.06            3.50%              36,155              1.15%                 5.40%
           1995                 10.26           10.04%              33,772              1.15%                 5.79%
           1994                  9.89            0.86%              35,775              1.14%                 4.39%
Flex Shares
           1998                $10.66            9.99%            $ 13,111              1.65%                 4.76%
           1997                 10.17            6.16%               5,763              1.64%                 5.00%
           1996(1)              10.07            2.50%*              4,621              1.64%*                4.84%*
SHORT-TERM BOND FUND
Trust Shares
           1998                $10.05            7.31%            $120,422              0.66%                 5.47%
           1997                  9.90            6.30%              89,701              0.65%                 5.37%
           1996                  9.86            4.45%              91,156              0.65%                 5.39%
           1995                  9.98            7.60%              60,952              0.65%                 5.49%
           1994                  9.79            2.02%              34,772              0.65%                 4.15%
Investor Shares
           1998                $10.07            7.19%            $  1,949              0.86%                 5.27%
           1997                  9.91            5.97%               2,182              0.85%                 5.16%
           1996                  9.88            4.23%               2,700              0.85%                 5.20%
           1995                 10.01            7.44%               2,609              0.85%                 5.24%
           1994                  9.81            1.81%               2,381              0.85%                 3.94%
Flex Shares
           1998                $10.07            6.84%            $  2,110              1.21%                 4.93%
           1997                  9.91            5.62%               1,073              1.20%                 4.82%
           1996(2)               9.88            3.73%*                966              1.20%*                4.77%*








                                                              RATIO OF
                                    RATIO OF                NET INVESTMENT
                                   EXPENSES TO                INCOME TO
                               AVERAGE NET ASSETS         AVERAGE NET ASSETS     PORTFOLIO
                               (EXCLUDING WAIVERS        (EXCLUDING WAIVERS      TURNOVER
                               AND REIMBURSEMENTS)       AND REIMBURSEMENTS)       RATE
                               ------------------        -------------------     ---------
INVESTMENT GRADE BOND FUND
Trust Shares
           1998                      0.86%                       5.57%              109%
           1997                      0.85%                       5.79%              298%
           1996                      0.87%                       5.69%              184%
           1995                      0.88%                       6.09%              238%
           1994                      0.88%                       4.64%              259%
Investor Shares
           1998                      1.38%                       5.05%              109%
           1997                      1.41%                       5.22%              298%
           1996                      1.44%                       5.11%              184%
           1995                      1.49%                       5.45%              238%
           1994                      1.41%                       4.12%              259%
Flex Shares
           1998                      2.11%                       4.30%              109%
           1997                      2.20%                       4.44%              298%
           1996(1)                   2.49%*                      3.99%*             184%
SHORT-TERM BOND FUND
Trust Shares
           1998                      0.79%                       5.34%               87%
           1997                      0.78%                       5.24%              118%
           1996                      0.81%                       5.23%              163%
           1995                      0.85%                       5.29%              200%
           1994                      0.85%                       3.95%               75%
Investor Shares
           1998                      1.71%                       4.42%               87%
           1997                      1.58%                       4.43%              118%
           1996                      1.72%                       4.33%              163%
           1995                      1.56%                       4.53%              200%
           1994                      2.52%                       2.27%               75%
Flex Shares
           1998                      2.85%                       3.29%               87%
           1997                      3.02%                       3.00%              118%
           1996(2)                   4.06%*                      1.91%*             163%



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                                                 NET REALIZED AND
                                                       NET       UNREALIZED GAINS
                               NET ASSET VALUE     INVESTMENT        (LOSSES)           DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                             BEGINNING OF PERIOD     INCOME       ON INVESTMENTS      NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                             -------------------  ------------   ----------------     ---------------------  ----------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1998                    $ 9.88            $ 0.51          $ 0.10                  $(0.52)               $   --
           1997                      9.84              0.51            0.04                   (0.51)                   --
           1996                      9.93              0.55           (0.09)                  (0.55)                   --
           1995                      9.82              0.47            0.11                   (0.47)                   --
           1994                      9.98              0.33           (0.11)                  (0.33)                (0.05)
Investor Shares
           1998                    $ 9.88            $ 0.49          $ 0.09                  $(0.50)               $   --
           1997                      9.84              0.50            0.04                   (0.50)                   --
           1996                      9.94              0.54           (0.10)                  (0.54)                   --
           1995                      9.83              0.46            0.11                   (0.46)                   --
           1994                      9.99              0.32           (0.12)                  (0.31)                (0.05)
Flex Shares
           1998                    $ 9.85            $ 0.47          $ 0.10                  $(0.48)               $   --
           1997                      9.82              0.47            0.03                   (0.47)                   --
           1996(1)                   9.96              0.48           (0.14)                  (0.48)                   --
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1998                    $10.02            $ 0.58          $ 0.11                  $(0.58)               $(0.01)
           1997                      9.99              0.58            0.04                   (0.58)                (0.01)
           1996                     10.11              0.62           (0.14)                  (0.60)                   --
           1995(2)                  10.00              0.58            0.13                   (0.60)                   --
Investor Shares
           1998                    $10.00            $ 0.56          $ 0.12                  $(0.56)               $(0.01)
           1997                      9.97              0.56            0.04                   (0.56)                (0.01)
           1996                     10.11              0.60           (0.14)                  (0.60)                   --
           1995(3)                   9.98              0.58            0.13                   (0.58)                   --
Flex Shares
           1998                    $10.02            $ 0.52          $ 0.11                  $(0.52)               $(0.01)
           1997                      9.99              0.52            0.04                   (0.52)                (0.01)
           1996(4)                  10.14              0.55           (0.15)                  (0.55)                   --
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1998                    $10.02            $ 0.61          $ 0.44                  $(0.61)               $   --
           1997                      9.91              0.62            0.11                   (0.62)                   --
           1996                     10.27              0.62           (0.33)                  (0.62)                (0.03)
           1995(5)                   9.98              0.53            0.29                   (0.53)                   --
Investor Shares
           1998                    $10.02            $ 0.57          $ 0.43                  $(0.57)               $   --
           1997                      9.90              0.58            0.12                   (0.58)                   --
           1996                     10.26              0.59           (0.33)                  (0.59)                (0.03)
           1995(6)                  10.00              0.56            0.26                   (0.56)                   --
Flex Shares
           1998                    $10.02            $ 0.52          $ 0.44                  $(0.52)               $   --
           1997                      9.91              0.53            0.11                   (0.53)                   --
           1996(4)                  10.31              0.52           (0.37)                  (0.52)                (0.03)


 * Annualized.
 ** Return is for the period indicated and has not been annualized.
(1) Commenced operations on June 22, 1995.
(2) Commenced  operations on June 7, 1994.
(3) Commenced  operations on July 17, 1994.

                                                                                                            RATIO OF
                              NET ASSET                           NET ASSETS           RATIO OF          NET INVESTMENT
                              VALUE END          TOTAL              END OF           EXPENSES TO            INCOME TO
                              OF PERIOD        RETURN (A)        PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS
                              ---------        ---------         -----------      ------------------   ------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1998                $ 9.97            6.30%            $ 46,920              0.66%                 5.19%
           1997                  9.88            5.76%              21,988              0.65%                 5.23%
           1996                  9.84            4.73%              10,149              0.65%                 5.56%
           1995                  9.93            6.11%               9,599              0.65%                 4.91%
           1994                  9.82            2.17%              12,723              0.65%                 3.23%
Investor Shares
           1998                $ 9.96            6.04%            $  3,277              0.81%                 5.07%
           1997                  9.88            5.59%               3,921              0.80%                 5.05%
           1996                  9.84            4.52%               4,192              0.80%                 5.43%
           1995                  9.94            6.03%               7,144              0.80%                 4.74%
           1994                  9.83            2.01%               4,841              0.78%                 3.11%
Flex Shares
           1998                $ 9.94            5.90%            $  1,413              1.06%                 4.81%
           1997                  9.85            5.19%               1,091              1.05%                 4.75%
           1996(1)               9.82            3.72%*              2,423              1.05%*                5.03%*
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1998                $10.12            7.12%            $137,488              0.66%                 5.75%
           1997                 10.02            6.43%             123,903              0.65%                 5.81%
           1996                  9.99            4.84%              73,370              0.65%                 6.04%
           1995(2)              10.11            7.50%**            41,823              0.65%*                6.43%*
Investor Shares
           1998                $10.11            6.95%            $  2,705              0.91%                 5.50%
           1997                 10.00            6.17%               2,426              0.90%                 5.55%
           1996                  9.97            4.59%               2,512              0.90%                 5.75%
           1995(3)              10.11            7.45%**               623              0.90%*                6.27%*
Flex Shares
           1998                $10.12            6.49%            $  1,543              1.26%                 5.16%
           1997                 10.02            5.80%               1,409              1.25%                 5.20%
           1996(4)               9.99            4.10%*              1,349              1.25%*                5.38%*
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1998                $10.46           10.76%            $ 34,899              0.76%                 5.93%
           1997                 10.02            7.54%              19,471              0.75%                 6.19%
           1996                  9.91            2.77%              10,277              0.75%                 6.05%
           1995(5)              10.27            8.64%**             3,291              0.75%*                6.67%*
Investor Shares
           1998                $10.45           10.23%            $  3,225              1.16%                 5.53%
           1997                 10.02            7.21%               2,243              1.15%                 5.76%
           1996                  9.90            2.47%               2,396              1.15%                 5.68%
           1995(6)              10.26            8.61%**               589              1.15%*                6.08%*
Flex Shares
           1998                $10.46            9.78%            $  4,022              1.67%                 5.02%
           1997                 10.02            6.57%               2,801              1.66%                 5.26%
           1996(4)               9.91            1.42%*              2,826              1.66%*                5.18%*







                                                                 RATIO OF
                                       RATIO OF                NET INVESTMENT
                                      EXPENSES TO                INCOME TO
                                  AVERAGE NET ASSETS        AVERAGE NET ASSETS       PORTFOLIO
                                  (EXCLUDING WAIVERS        (EXCLUDING WAIVERS       TURNOVER
                                  AND REIMBURSEMENTS)       AND REIMBURSEMENTS)        RATE
                                  ------------------        -------------------      ---------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1998                         0.84%                       5.01%                39%
           1997                         0.92%                       4.96%                93%
           1996                         1.00%                       5.21%                94%
           1995                         1.08%                       4.48%                88%
           1994                         0.81%                       3.07%               117%
Investor Shares
           1998                         1.33%                       4.55%                39%
           1997                         1.35%                       4.50%                93%
           1996                         1.32%                       4.91%                94%
           1995                         1.33%                       4.21%                88%
           1994                         1.41%                       2.48%               117%
Flex Shares
           1998                         2.87%                       3.00%                39%
           1997                         2.51%                       3.29%                93%
           1996(1)                      2.97%*                      3.11%*               94%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1998                         0.77%                       5.64%               163%
           1997                         0.78%                       5.68%               133%
           1996                         0.84%                       5.85%                83%
           1995(2)                      0.93%*                      6.15%*               68%
Investor Shares
           1998                         1.51%                       4.90%               163%
           1997                         1.48%                       4.97%               133%
           1996                         2.25%                       4.40%                83%
           1995(3)                      7.74%*                     (0.57%)*              68%
Flex Shares
           1998                         2.72%                       3.70%               163%
           1997                         2.66%                       3.79%               133%
           1996(4)                      3.59%*                      3.04%*               83%
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1998                         0.92%                       5.77%                14%
           1997                         1.02%                       5.92%                21%
           1996                         1.25%                       5.55%                83%
           1995(5)                      3.33%*                      4.09%*               30%
Investor Shares
           1998                         1.76%                       4.93%                14%
           1997                         1.79%                       5.12%                21%
           1996                         2.50%                       4.33%                83%
           1995(6)                      6.84%*                      0.39%*               30%
Flex Shares
           1998                         2.32%                       4.37%                14%
           1997                         2.42%                       4.50%                21%
           1996(4)                      2.86%*                      3.98%*               83%





(4) Commenced operations on June 7, 1995.
(5) Commenced operations on July 31, 1994.
(6) Commenced operations on June 9, 1994.
(A) Total return figures do not reflect applicable sales loads.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-two portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund, the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements of the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Treasury Money Market Fund, the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund and the Tax-Exempt Money Market Fund are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.
     SECURITY VALUATION -- Investment securities held by the Non-Dollar Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund, the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an

================================================================================





     insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Balanced, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the U.S. Government Securities, the International Equity, and the International Equity Index Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Emerging Markets Equity, the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA PURCHASE COMMITMENTS -- The Fixed Income Portfolios may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other

================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



     operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Short-Term U.S. Treasury Securities, the Short-Term Bond, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the U.S. Government Securities and the Limited-Term Federal Mortgage Securities Funds are declared each business day and paid to shareholders on a monthly basis. Distributions from net investment income are declared and paid each calendar quarter by the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Small Cap Equity and the Balanced Funds. Distributions from net investment income are declared and paid annually by the Emerging Markets Equity, the International Equity and the International Equity Index Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to a net operating loss in the Sunbelt Equity and Mid-Cap Equity Funds and the classification of short-term capital gains and ordinary income for tax purposes related to the other funds, have been reclassified to/from the following accounts:

                                                                 UNDISTRIBUTED
                                                ACCUMULATED     NET INVESTMENT
                            PAID-IN-CAPITAL    REALIZED GAIN        INCOME
                                 (000)             (000)             (000)
                            --------------     -------------    --------------
     Mid-Cap Equity Fund        $  --            $(1,361)           $1,361
     International Equity
       Index Fund                  --                (67)               67
     Sunbelt Equity  Fund          --             (4,365)            4,365
     Investment Grade
       Bond Fund                   --                188              (188)
     Short Term U.S. Treasury
       Securities Fund             53                 --               (53)

     These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are

================================================================================



redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized as discussed above. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco") and the SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992, June 15, 1993, and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                              MAXIMUM
                                                               FLEX
                                                               SHARE
                                       MAXIMUM                DISTRI-
                   MAXIMUM   TRUST    INVESTOR    INVESTOR    BUTION     FLEX
                   ANNUAL    SHARE      SHARE       SHARE       AND      SHARE
                  ADVISORY  MAXIMUM    DISTRI-     MAXIMUM    SERVICE   MAXIMUM
                     FEE    EXPENSE  BUTION FEE    EXPENSE      FEE     EXPENSE
                  --------  -------  ----------   ---------  --------- ---------
TRUSCO:
International
 Equity Index
 Fund* ...........  .90%     1.07%      .38%        1.47%      1.00%     2.12%
Sunbelt Equity
 Fund ............ 1.15%     1.17%      .43%        1.62%      1.00%     2.22%
Short-Term Bond
 Fund ............  .65%      .67%      .23%         .87%      1.00%     1.22%
Short-Term U.S.
 Treasury
 Securities
 Fund ............  .65%      .67%      .18%         .82%      1.00%     1.07%
U.S. Government
 Securities
 Fund ............  .74%      .77%      .38%        1.17%      1.00%     1.68%


================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

                                                              MAXIMUM
                                                               FLEX
                                                               SHARE
                                       MAXIMUM                DISTRI-
                   MAXIMUM   TRUST    INVESTOR    INVESTOR    BUTION     FLEX
                   ANNUAL    SHARE      SHARE       SHARE       AND      SHARE
                  ADVISORY  MAXIMUM    DISTRI-     MAXIMUM    SERVICE   MAXIMUM
                     FEE    EXPENSE  BUTION FEE    EXPENSE      FEE     EXPENSE
                  --------  -------  ----------   ---------  --------- ---------
STI CAPITAL MANAGEMENT, N.A.:
Value Income
 Stock Fund .....   .80%      .97%      .33%        1.32%      1.00%     2.02%
Mid-Cap Equity
 Fund ...........  1.15%     1.17%      .43%        1.62%      1.00%     2.22%
Capital Growth
 Fund ...........  1.15%     1.17%      .68%        1.82%      1.00%     2.29%
Balanced Fund ...   .95%      .97%      .28%        1.27%      1.00%     2.03%
Small Cap
 Equity Fund ....  1.15%     1.22%       --           --       1.00%     2.27%
Investment
 Grade
 Tax-Exempt
 Bond Fund ......   .74%      .77%      .43%        1.17%      1.00%     1.65%
Florida
 Tax-Exempt
 Bond Fund ......   .65%      .67%      .18%         .87%      1.00%     1.37%
Investment
 Grade Bond
 Fund ...........   .74%      .77%      .43%        1.17%      1.00%     1.66%
Limited-Term
 Federal Mortgage
 Securities
 Fund ...........   .65%      .67%      .23%         .92%      1.00%     1.27%
International
 Equity Fund ....  1.25%     1.48%      .33%        1.83%      1.00%     2.53%
Emerging Markets
 Equity Fund ....  1.30%     1.57%       --           --         --        --

SUNTRUST BANK, ATLANTA:
Georgia
 Tax-Exempt
 Bond Fund ......   .65%      .67%      .18%         .87%      1.00%     1.37%

-----------------
*Trusco and STI Capital Management, N.A. serve as joint advisors to the International Equity Index Fund.

The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the Emerging Markets Equity, the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.


6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended May 31, 1998, were as follows:

                                                   PURCHASES     SALES
                                                     (000)       (000)
                                                  ----------  ----------
Value Income Stock Fund ......................... $1,823,064  $1,833,225
Mid-Cap Equity Fund .............................    462,331     452,146
Small Cap Equity Fund ...........................    395,884     165,654
Capital Growth Fund .............................  3,011,738   2,973,522
Balanced Fund ...................................    243,053     224,046
Emerging Markets Equity Fund ....................     32,742      28,074
International Equity Index Fund .................        380       9,635
International Equity Fund .......................    618,831     592,164
Sunbelt Equity Fund .............................    315,836     349,887
Investment Grade Tax-Exempt Bond Fund ...........    622,469     612,020
Florida Tax-Exempt Bond Fund ....................    107,098      54,005
Georgia Tax-Exempt Bond Fund ....................     27,063       4,038
Investment Grade Bond Fund ......................    400,821     403,885
Short-Term Bond Fund ............................     71,095      49,153
Short-Term U.S. Treasury Securities Fund ........         --          --
Limited-Term Federal Mortgage Securities Fund ...         --          --
U.S. Government Securities Fund .................         --          --

The cost of purchases and proceeds from sales of U.S. Government Securities were:

                                                   PURCHASES     SALES
                                                      (000)      (000)
                                                   ----------   --------
Value Income Stock Fund .........................         --          --
Mid-Cap Equity Fund .............................         --          --
Small Cap Equity Fund ...........................         --          --
Capital Growth Fund .............................         --          --
Balanced Fund ...................................   $ 56,022    $ 42,074
Sunbelt Equity ..................................         --          --
Investment Grade Tax-Exempt Bond Fund ...........         --          --
Florida Tax-Exempt Bond Fund ....................         --          --
Georgia Tax-Exempt Bond Fund ....................         --          --
Investment Grade Bond Fund ......................    523,591     391,661
Short-Term Bond Fund ............................     41,473      37,414
Short-Term U.S. Treasury Securities Fund ........     36,733      13,221
Limited-Term Federal Mortgage Securities Fund ...    227,048     214,041
U.S. Government Securities Fund .................     18,245       4,491


================================================================================



At May 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 1998, were as follows:

                           VALUE INCOME   MID-CAP       SMALL CAP    CAPITAL
                               STOCK      EQUITY         EQUITY      GROWTH
                               FUND        FUND           FUND        FUND
                               (000)       (000)          (000)       (000)
                           ------------   ------        ---------    -------
Aggregate gross unrealized
  appreciation ..........    $250,063     $60,515       $47,134      $365,433
Aggregate gross unrealized
  depreciation ..........     (51,128)    (20,646)      (23,445)      (27,225)
                             --------     -------       -------      --------
Net unrealized appreciation  $198,935     $39,869       $23,689      $338,208
                             ========     =======       =======      ========


                                EMERGING     INTERNATIONAL  INTERNATIONAL      SUNBELT
                     BALANCED    MARKETS        EQUITY          EQUITY         EQUITY
                       FUND    EQUITY FUND    INDEX FUND         FUND           FUND
                      (000)      (000)          (000)           (000)          (000)
                     --------  -----------    ------------  -------------      -------
 Aggregate gross
 unrealized
 appreciation ......  $28,791    $ 3,787        $25,403       $134,163        $141,883
Aggregate gross
 unrealized
 depreciation ......   (2,291)    (9,120)        (7,035)       (18,442)        (14,007)
                      -------    -------        -------       --------        --------
Net unrealized
 appreciation/
 (depreciation) ....  $26,500    $(5,333)       $18,368       $115,721        $127,876
                      =======    =======        =======       ========        ========

                                            INVESTMENT
                                              GRADE
                                            TAX-EXEMPT    FLORIDA
                                               BOND     TAX-EXEMPT
                                               FUND      BOND FUND
                                               (000)       (000)
                                            ----------  ----------
Aggregate gross unrealized appreciation ...   $2,731      $3,227
Aggregate gross unrealized depreciation ...      (33)        (93)
                                              ------      ------
Net unrealized appreciation ...............   $2,698      $3,134
                                              ======      ======

                                                       INVESTMENT
                                             GEORGIA     GRADE      SHORT-
                                           TAX-EXEMPT    BOND     TERM BOND
                                              FUND       FUND        FUND
                                              (000)      (000)      (000)
                                           ----------  ---------- ---------
Aggregate gross unrealized appreciation ..   $2,313     $24,778      $934
Aggregate gross unrealized depreciation ..      (49)       (468)      (72)
                                             ------     -------      ----
Net unrealized appreciation ..............   $2,264     $24,310      $862
                                             ======     =======      ====




                                            SHORT-      LIMITED-
                                            TERM          TERM
                                             U.S.        FEDERAL       U.S.
                                           TREASURY     MORTGAGE    GOVERNMENT
                                          SECURITIES   SECURITIES   SECURITIES
                                             FUND         FUND         FUND
                                            (000)         (000)       (000)
                                          ----------   ----------   ----------
Aggregate gross unrealized appreciation     $182          $909         $995
Aggregate gross unrealized depreciation       (1)          (23)          (2)
                                            ----          ----         ----
Net unrealized appreciation                 $181          $886         $993
                                            ====          ====         ====


Subsequent to October 31, 1997, the Funds recognized net capital losses for tax purposes that have been deferred to 1998 and can be used to offset future capital gains at May 31, 1998. The Funds also had capital loss carryforwards at May 31, 1998 as follows:



                             CAPITAL LOSS                                     POST
                               CARRYOVER     EXPIRES    EXPIRES   EXPIRES    10/31
                                5/31/98       2003        2004      2005    DEFERRED
FUND                             (000)        (000)       (000)     (000)     LOSS
                             ------------    -------    -------   -------   --------
Emerging Markets
   EquityFund                    $ --          $ --        $--       $--     $1,283
Short-Term U.S. Treasury
   Securities Fund                211           182         29        --         --



For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.


7. Concentration of Credit Risk:

The Investment Grade Bond Fund, the Short-Term Bond Fund and the Balanced Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial

NOTES TO FINANCIAL STATEMENTS  (concluded)
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund and the Georgia Tax-Exempt Bond Fund, invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



PRIME QUALITY MONEY MARKET FUND

------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER (23.2%)
FINANCE (6.1%)
   Bank of New York
     5.540%, 07/07/98                 $20,645   $   20,531
   First Chicago
     5.460%, 06/01/98                  20,000       20,000
   General Electric Capital
     5.500%, 09/11/98                   8,125        7,998
   GMAC
     5.500%, 06/12/98                  20,000       19,966
   KFW International
     5.600%, 06/15/98                   5,000        4,989
     5.580%, 06/19/98                   6,250        6,233
   Prudential Funding
     5.500%, 06/05/98                  30,000       29,982
   Transamerica
     5.530%, 07/14/98                  17,500       17,384
   UBS Financial
     5.700%, 06/01/98                  12,495       12,495
                                                ----------
                                                   139,578
                                                ----------
INDUSTRIAL (15.1%)
   Allied Signal
     5.630%, 06/09/98                  21,200       21,173
   British Petroleum America
     5.650%, 06/01/98                  50,000       50,000
   Dominion Semiconductor
     5.560%, 07/20/98                  35,000       34,735
     5.570%, 07/23/98                  19,000       18,847
     5.580%, 07/23/98                  20,000       19,839
   Eaton
     5.500%, 06/17/98                  14,000       13,966
     5.480%, 07/31/98                  25,000       24,772
   General Re
     5.510%, 06/25/98                  40,000       39,853
   J.C. Penney
     5.500%, 06/25/98                  60,000       59,780
   RTZ America
     5.500%, 06/12/98                  15,000       14,975
     5.500%, 06/18/98                  15,000       14,961
COMMERCIAL PAPER--CONTINUED
   U.S. Borax
     5.500%, 06/12/98                 $16,000   $   15,973
     5.500%, 06/16/98                  10,000        9,977
     5.500%, 06/22/98                   5,000        4,984
     5.500%, 07/06/98                   2,500        2,487
                                                ----------
                                                   346,322
                                                ----------
UTILITIES (2.0%)
   GTE Funding
     5.680%, 06/01/98                  29,220       29,220
     5.550%, 06/18/98                  16,000       15,958
                                                ----------
                                                    45,178
                                                ----------
Total Commercial Paper
     (Cost $531,078)                               531,078
                                                ----------
CORPORATE OBLIGATIONS (12.7%)
FINANCE (10.7%)
   Associates Corporation
     of North America (C)
     5.730%, 01/04/99                  20,000       19,994
     5.640%, 04/23/99                  20,000       19,984
   Bankers Trust, New York (A) (C)
     5.602%, 02/10/99                  25,000       24,997
     5.679%, 02/19/99                  25,000       24,998
   Caterpillar Financial Service, MTN
     6.960%, 06/01/98                   5,000        5,000
     6.040%, 03/01/99                   3,300        3,306
   Caterpillar Financial
     Service, MTN (C)
     5.755%, 05/09/99                  45,000       45,000
   Ford Motor Credit, MTN (C)
     5.660%, 11/09/98                  13,800       13,787
   General Electric Capital (C)
     5.596%, 11/27/98                  50,000       50,000
   Household Finance
     6.180%, 06/30/98                   5,000        5,002
   IBM Credit (C)
     6.099%, 07/30/98                   5,000        5,003


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



PRIME QUALITY MONEY MARKET FUND--CONTINUED

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS--CONTINUED
   International Lease Finance, MTN
     8.250%, 10/19/98                  $1,500   $    1,513
     6.570%, 11/16/98                   5,000        5,018
   John Deere Capital, MTN (C)
     5.678%, 09/14/98                   5,000        5,002
   John Hancock Capital, MTN
     6.260%, 08/13/98                   2,000        2,001
   Morgan Stanley Group, MTN
     6.125%, 01/05/99                   1,000        1,002
   Morgan Stanley Group, MTN (C)
     5.872%, 08/22/98                   7,850        7,854
     5.758%, 12/28/98                   1,500        1,501
   Paccar Financial, MTN
     5.330%, 11/02/98                   1,000          998
   Toyota Motor Credit, MTN
     6.375%, 08/05/98                   3,759        3,760
                                                ----------
                                                   245,720
                                                ----------
INDUSTRIAL (0.5%)
   Pet
     5.750%, 07/01/98                   1,800        1,800
   Philip Morris
     8.625%, 03/01/99                   3,000        3,060
     7.750%, 05/01/99                   2,000        2,031
   Texaco Capital, MTN
     8.030%, 10/15/98                   1,900        1,917
   Walt Disney
     15.000%, 12/14/98                  2,000        2,095
                                                ----------
                                                    10,903
                                                ----------
UTILITIES (1.5%)
   Bell Atlantic, MTN
     5.300%, 09/01/98                   3,200        3,195
   Pacific Gas & Electric
     5.375%, 08/01/98                   5,290        5,285
   Virginia Electric & Power
     9.375%, 06/01/98                  24,950       24,950
                                                ----------
                                                    33,430
                                                ----------
Total Corporate Obligations
     (Cost $290,053)                            $  290,053
                                                ----------
BANK NOTES (16.1%)
   American Express Centurion (C)
     5.606%, 03/24/99                 $45,000       45,000
   Bank One, Dayton (C)
     5.780%, 08/21/98                   8,000        8,001
   Comerica Bank (C)
     5.695%, 10/21/98                  50,000       49,992
   CoreStates Bank (C)
     5.602%, 07/30/98                  10,000       10,000
   Credit Suisse First Boston,
     New York (C)
     5.725%, 10/27/98                  50,000       50,000
   FCC National Bank (C)
     5.703%, 04/09/99                  50,000       49,983
   First National Bank, Chicago (C)
     5.722%, 04/19/99                  62,000       61,973
   PNC Bank N.A. (C)
     5.660%, 07/01/98                  20,000       19,998
   Northern Trust (C)
     5.715%, 04/09/99                  70,000       69,977
   Wachovia Bank N.A.
     5.810%, 10/08/98                   1,000        1,000
     5.600%, 03/08/99                   3,500        3,498
                                                ----------
Total Bank Notes
     (Cost $369,422)                               369,422
                                                ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.6%)
   Federal Farm Credit (C)
     5.443%, 03/02/99                  40,000       39,985
   Federal Home Loan Bank
     5.745%, 11/12/98                  10,000       10,000
   FNMA (C) (F)
     0.000%, 02/18/99                   6,020        5,785
   SLMA, Callable 07/06/98 @ 100 (C)
     5.365%, 02/08/99                   5,000        4,995
   SLMA (C)
     5.595%, 04/01/99                  45,000       44,986
                                                ----------

4

================================================================================

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
Total U.S. Government Agency Obligations
     (Cost $105,751)                            $  105,751
                                                ----------
CERTIFICATES OF DEPOSIT (25.2%)
   Bank America
     5.625%, 06/18/98                 $60,000       60,001
   Bank America, Canada
     5.570%, 07/28/98                  10,000       10,000
   Bankers Trust
     5.610%, 06/22/98                  20,000       20,000
   Barclays Bank
     5.800%, 04/29/99                  50,000       49,974
   Bayerische Landesbank (C)
     5.666%, 04/21/99                  62,000       61,972
   Commerzbank (C)
     5.720%, 04/14/99                  25,000       24,990
     5.725%, 04/14/99                  40,000       39,986
   Credit Suisse First Boston,
     New York (C)
     5.795%, 04/14/99                  25,000       25,000
   Deutsche Bank (C)
     5.715%, 04/14/99                  50,000       49,979
   Deutsche Bank AG, New York
     5.640%, 03/23/99                  18,000       17,986
   National Westminster Bank,
     New York
     5.820%, 05/06/99                  59,000       58,969
   Rabobank
     5.750%, 04/27/99                  50,000       49,978
   Societe Generale, New York
     5.580%, 02/10/99                  25,000       24,997
     5.800%, 04/01/99                  35,000       34,990
   Swiss Bank, New York
     5.650%, 03/24/99                  20,000       19,986
     5.810%, 04/29/99                  30,000       29,984
                                                ----------
Total Certificates of Deposit
     (Cost $578,792)                               578,792
                                                ----------
ASSET-BACKED SECURITIES (6.0%)
   Americredit Auto Receivable Trust,
     Ser 1997-D, Cl A1
     5.800%, 11/05/98                $  7,718    $   7,718
   Americredit Auto Receivable Trust,
     Ser 1998-B, Cl A1
     5.629%, 06/12/99                  29,500       29,500
   Arcadia Auto Receivable Trust,
     Ser 1997-D, Cl A1
     5.888%, 01/15/99                   2,834        2,834
   Arcadia Auto Receivable Trust,
     Ser 1998-A, Cl A1
     5.628%, 03/15/99                  19,643       19,643
   Chase Manhattan Auto Owner
     Trust, Ser 1999-B, Cl A1
     5.578%, 05/10/99                  23,131       23,131
   Key Auto Finance Trust,
     Ser 1997-2, Cl A1
     5.835%, 01/05/99                  12,644       12,644
   TMS Auto Grantor Trust,
     Ser 1997-4, Cl A1
     5.909%, 01/08/99                   7,308        7,310
   WFS Financial Owner Trust,
     Ser 1997-C, Cl A1
     5.710%, 09/20/98                   4,264        4,264
   WFS Financial Owner Trust,
     Ser 1997-D, Cl A1
     5.910%, 12/20/98                  30,793       30,793
                                                ----------
Total Asset-Backed Securities
     (Cost $137,837)                               137,837
                                                ----------
REPURCHASE AGREEMENTS (12.1%)
   Barclays
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price $108,814,139
     (collateralized by FHLMC and FNMA
     obligations: total market
     value $110,938,837) (E)          108,764      108,764


STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

PRIME QUALITY MONEY MARKET FUND--CONCLUDED

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Deutsche Bank
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $50,707,894 (collateralized by
     FNMA obligations: total
     market value $51,698,292) (E)    $50,684   $   50,684
   Greenwich
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $10,313,338 (collateralized by
     FHLMC and FNMA
     obligations: total market
     value $10,514,868) (E)            10,309       10,309
   Salomon Brothers
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $89,995,939 (collateralized by
     FHLMC and FNMA
     obligations: total market
     value $91,754,760) (E)            89,954       89,954
   Union Bank of Switzerland
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $17,609,554 (collateralized by
     FNMA obligation: market value
     $17,956,938) (E)                  17,601       17,601
                                                ----------
Total Repurchase Agreements
     (Cost $277,312)                               277,312
                                                ----------
Total Investments (99.9%)
   (Cost $2,290,245)                             2,290,245
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.1%)             1,805
                                                ----------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 1,880,536,125
   outstanding shares of beneficial interest    $1,880,536
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 411,869,991
   outstanding shares of beneficial interest       411,870
Overdistribution of net investment income              (27)
Accumulated net realized loss
   on investments                                     (329)
                                                ----------
Total Net Assets 100.0%                         $2,292,050
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $1.00
                                                ==========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                   $1.00
                                                ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 19.

================================================================================



U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (14.2%)
   U.S. Treasury Notes
     5.500%, 02/28/99                 $15,000   $   14,996
     6.375%, 05/15/99                  40,000       40,258
                                                ----------
Total U.S. Treasury Obligations
     (Cost $55,254)                                 55,254
                                                ----------
REPURCHASE AGREEMENTS (85.8%)
   Barclays
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,823,948 (collateralized by
     U.S. Treasury Note: market
     value $21,231,348) (E)            20,814       20,814
   Deutsche Bank
     5.52%, dated 5/29/98, matures
     06/01/98, repurchase price
     $20,200,660 (collateralized by
     U.S. Treasury Note and U.S.
     Treasury Bond: total market
     value $20,596,215) (E)            20,191       20,191
   Greenwich
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,582,977 (collateralized by
     U.S. Government STRIPS: market
     value 20,985,820) (E)             20,574       20,574
   Merrill Lynch
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $104,953,255 (collateralized by
     various GNMA obligations:
     total market value
     $107,007,565) (E)                104,905      104,905
   Morgan Stanley
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $105,346,846 (collateralized by
     various GNMA obligations:
     total market value
     $107,908,600) (E)               $105,298     $105,298
   Salomon Brothers
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,534,527 (collateralized by
     U.S. Government STRIPS: market
     value $20,976,498) (E)            20,525       20,525
   Swiss Bank
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,290,758 (collateralized by
     U.S. Treasury Note and U.S.
     Treasury Bond: total market
     value $20,697,104) (E)            20,282       20,282
   Union Bank of Switzerland
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,541,270 (collateralized by
     U.S. Treasury Bills: total market
     value $20,943,876) (E)            20,532       20,532
                                                ----------
Total Repurchase Agreements
     (Cost $333,121)                               333,121
                                                ----------
Total Investments (89.0% of Net Assets)
   (Cost $388,375)                                 388,375
                                                ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 19.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (99.7%)
ALABAMA (1.7%)
   McIntosh, Industrial Development
     Board, Pollution Control, Ciba-
     Geigy Project, Ser A, RB,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                  $3,500   $    3,500
   McIntosh, Industrial Development
     Board, Solid Waste Disposal,
     Ciba-Geigy Project, RB, VRDN (B)
     3.800%, 06/03/98                   5,400        5,400
   Special Care Facilities, Montgomery
     Hospital, RB, VRDN (FGIC) (C) (D)
     3.900%, 06/03/98                   1,200        1,200
                                                ----------
                                                    10,100
                                                ----------
ARIZONA (0.3%)
   Phoenix, Series 95-2, GO, VRDN (C)
     3.950%, 06/01/98                   1,400        1,400
                                                ----------
ARKANSAS (0.2%)
   State, Development Financial Authority,
     Potlatch Projects, Ser A, RB, VRDN, AMT (B)
     (C) (D)
     3.900%, 06/03/98                   1,000        1,000
                                                ----------
CALIFORNIA (1.3%)
   Contra Costa County, Multi-Family
     Mortgage, Delta Square Project,
     Ser A, RB, VRDN (B) (C) (D)
     3.700%, 06/03/98                   4,200        4,200
   Higher Education Loan Authority,
     Student Loan Revenue, RB,
     VRDN (B) (C) (D)
     4.000%, 07/01/98                   2,000        2,000
   Higher Education Loan Authority,
     Student Loan Revenue, Ser E-5,
     RB, VRDN, AMT (B) (C) (D)
     3.950%, 06/01/98                   1,200        1,200
                                                ----------
                                                     7,400
                                                ----------
COLORADO (0.9%)
   North Glen, Industrial Development,
     Castle Garden Retirement Center,
     VRDN (B) (C) (D)
     3.700%, 06/04/98                  $1,200   $    1,200
   State, Ser A, RB, TRAN
     4.500%, 06/26/98                   4,000        4,002
                                                ----------
                                                     5,202
                                                ----------
DELAWARE (2.4%)
   State, Economic Development
     Authority, Industrial Development,
     Delaware Clean Power Project,
     Ser A, RB, VRDN, AMT (B) (C) (D)
     3.850%, 06/03/98                   5,000        5,000
   State, Economic Development
     Authority, Solid Waste-Sewer
     Facilities, Ciba Geigy Project,
     Ser A, VRDN (B) (C)
     3.950%, 06/01/98                   7,100        7,100
   State, Educational Development
     Authority, VRDN (B) (C) (D)
     4.075%, 06/04/98                   1,875        1,875
                                                ----------
                                                    13,975
                                                ----------
DISTRICT OF COLUMBIA (1.6%)
   District of Columbia,
     Ser B, TRAN (B)
     4.500%, 09/30/98                   7,000        7,014
   District of Columbia,
     Ser C, TRAN (B)
     5.000%, 09/30/98                   2,200        2,208
                                                ----------
                                                     9,222
                                                ----------
FLORIDA (2.4%)
   Citrus Park, Community
     Development, RB,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                   1,500        1,500


================================================================================

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
FLORIDA--CONTINUED
   City of Jacksonville, Florida
     Pollution Control, Ser 1992, TECP
     3.750%, 08/12/98               $   2,700   $    2,700
   Dade County, Water & Sewer System, Ser 1994,
     RB, VRDN (FGIC) (C) (D)
     3.900%, 06/03/98                  10,000       10,000
                                                ----------
                                                    14,200
                                                ----------
GEORGIA (6.0%)
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority,
     VRDN (MBIA) (C) (D)
     4.020%, 06/04/98                   3,145        3,145
   Fulton County, Industrial
     Development Authority,
     American Red Cross Project,
     RB, VRDN (B) (C) (D)
     3.850%, 06/04/98                   1,300        1,300
   Gordon County, Development
     Authority, Sara Lee Corporation,
     VRDN (C) (D)
     3.850%, 06/04/98                   1,400        1,400
   Henry County, Water &
     Sewer Authority, VRDN
     (AMBAC) (C) (D)
     4.020%, 06/04/98                   3,710        3,710
   Lafayette, Industrial Development
     Authority, Blue-Bird Project,
     Ser 1991, VRDN (B) (C) (D)
     3.850%, 06/04/98                   1,000        1,000
   Marietta, Housing Finance
     Authority, Franklin Walk
     Apartments Project, VRDN (B) (C)
     3.825%, 06/04/98                   1,600        1,600
GEORGIA--CONTINUED
   Monroe County, Industrial
     Development Authority,
     Forsyth Inns Project,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                  $2,525   $    2,525
   Municipal Electric Authority,
     TECP (B)
     3.750%, 07/09/98                   4,500        4,500
   Municipal Electric Authority,
     VRDN (MBIA) (C)
     4.020%, 06/04/98                   4,675        4,675
   State, GO
     6.750%, 09/01/98                   2,000        2,016
   State, Municipal Electric Authority,
     RB, VRDN (B) (C) (D)
     3.850%, 06/03/98                   4,000        4,000
   State, Municipal Electric Authority,
     RB, VRDN (FGIC) (C) (D)
     4.020%, 06/04/98                   3,000        3,000
   Summerville, Development
     Authority, Ser 1997, RB,
     VRDN, AMT (B) (C)
     4.000%, 07/02/98                   2,000        2,000
                                                ----------
                                                    34,871
                                                ----------
HAWAII (0.7%)
   State, GO, VRDN (MBIA) (C)
     4.020%, 06/03/98                   4,260        4,260
                                                ----------
IDAHO (0.5%)
   Nez Pierce County, Pollution
     Control, Potlatch Project,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                   2,000        2,000
     3.800%, 06/04/98                   1,000        1,000
                                                ----------
                                                     3,000
                                                ----------


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONTINUED

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
ILLINOIS (11.1%)
   Bloomington, Airport Authority,
     GO, VRDN (B) (C) (D)
     3.850%, 06/03/98               $   1,400   $    1,400
   Chicago, O'Hare International
     Airport (AMBAC) (D)
     3.800%, 06/01/98                   8,890        8,890
   Hoffman Estates, Economic
     Development Project (AMBAC)
     4.500%, 11/15/98                   2,145        2,150
   Oak Forest, Mode-Homewood
     Pool, RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                  10,000       10,000
   Savanna, Industrial Development
     Authority, Metform Project, Ser A,
     RB, VRDN (B) (C) (D)
     3.950%, 06/03/98                     500          500
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, RB, VRDN (B) (C) (D)
     3.950%, 06/03/98                   1,400        1,400
   State, Development Financial
     Authority, Chicago Symphony,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                   5,000        5,000
   State, Development Financial
     Authority, Museum Contemporary
     Art Project, RB, VRDN (C) (D)
     3.800%, 06/03/98                   4,800        4,800
   State, Development Financial
     Authority, Pollution Control,
     Illinois Power, Ser A, RB,
     VRDN (B) (C)
     3.900%, 06/03/98                   5,000        5,000
   State, Development Financial Authority, Derby
     Project, RB, VRDN, AMT (B) (C) (D)
     3.950%, 06/03/98                   1,000        1,000
ILLINOIS--CONTINUED
   State, Educational Facilities Authority,
     Chicago Childrens Museum,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                  $1,600  $     1,600
   State, Educational Facilities Authority,
     Museum of Science and Industry,
     RB, VRDN (B) (C)
     3.800%, 06/04/98                   5,800        5,800
   State, Health Facilities Authority,
     RB, VRDN (C)
     4.020%, 06/04/98                   3,000        3,000
   State, Health Facilities Authority,
     Advocate Health Care, Ser B,
     RB, VRDN (C) (D)
     4.050%, 06/03/98                   2,900        2,900
   State, Health Facilities Authority,
     Health Care Project-A,RB,
     VRDN (B) (C) (D)
     3.850%, 08/17/98                   3,800        3,800
   State, Health Facilities Authority,
     Streeterville Corporation,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                   2,000        2,000
   State, Health Facilities Authority,
     Streeterville Corporation,
     Ser A, RB, VRDN (B) (C)
     3.800%, 06/03/98                   1,500        1,500
   State, Health Facilities Authority,
     University of Chicago Hospital
     Project, Ser C, RB,
     VRDN (MBIA) (C) (D)
     3.850%, 06/03/98                   4,000        4,000
                                                ----------
                                                    64,740
                                                ----------


================================================================================

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
INDIANA (3.9%)
   Allen County, Industrial Economic
     Development Authority, Mattel
     Power Wheels Project, RB,
     VRDN, AMT (C) (D)
     4.150%, 06/03/98                  $1,500   $    1,500
   Fort Wayne, Economic Development
     Authority, ND Tech Project,
     RB, VRDN, AMT (A) (B) (C) (D)
     3.950%, 06/03/98                   1,000        1,000
   Indianapolis, Industrial Economic
     Development Authority, Allied
     Signal, RB, VRDN (A) (C) (D)
     3.950%, 06/03/98                   3,500        3,500
   Indianapolis, Multi-Family Housing,
     RB, VRDN, AMT (B) (C) (D)
     4.050%, 06/03/98                   6,200        6,200
   Michigan City, Industrial Economic
     Development, Performance
     Packaging, RB, VRDN,
     AMT (A) (B) (C) (D)
     3.950%, 06/03/98                     900          900
   Princeton, Pollution Control,
     PSI Energy Project, RB,
     VRDN (B) (C)
     3.900%, 06/01/98                   2,800        2,800
   Rockport County, Pollution
     Control, Aep Generating
     Company Project, Ser B, RB,
     VRDN (AMBAC) (C) (D)
     4.000%, 06/01/98                     700          700
   State, Development Financial
     Authority, Culver Educational
     Facilities, RB, VRDN (B) (C)
     3.800%, 06/03/98                   2,000        2,000
   State, Development Financial
     Authority, Dekko International
     Project, RB, VRDN (B) (C) (D)
     4.000%, 06/04/98                     610          610
INDIANA--CONTINUED
   State, Development Financial
     Authority, Educational Facility,
     Indiana Historical Society, RB,
     VRDN (B) (C)
     3.800%, 06/03/98                  $1,200   $    1,200
   State, Health Facility Financing
     Authority, Clarian Health Partners,
     Ser B, RB, VRDN (C) (D)
     4.000%, 06/03/98                   2,000        2,000
                                                ----------
                                                    22,410
                                                ----------
IOWA (0.4%)
   West Des Moines, Commercial
     Development, Greyhound Lines
     Project, VRDN (B) (C) (D)
     3.850%, 06/03/98                   2,500        2,500
                                                ----------
KENTUCKY (1.7%)
   Jefferson County, Industrial Building,
     Fisher-Klosterman Project, RB,
     VRDN, AMT (B) (C) (D)
     4.000%, 06/04/98                   2,335        2,335
   Pendleton County, RB,
     VRDN (B) (C) (D)
     3.950%, 07/01/98                   3,400        3,400
   State, Asset/Liability Common
     General Fund, Ser A, RB, TRAN
     4.500%, 06/25/98                   2,500        2,501
   State, Economic Development,
     Hospital Facilities, RB,
     VRDN (B) (C) (D)
     3.850%, 06/04/98                   1,400        1,400
                                                ----------
                                                     9,636
                                                ----------
LOUISIANA (2.2%)
   Plaqeumines, Port Facilities,
     International Marine Terminal
     Project, RB, VRDN (B) (C) (D)
     3.750%, 09/15/98                   1,000        1,000


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONTINUED

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
LOUISIANA--CONTINUED
   Saint James Parish, Pollution
     Control Revenue, TECP
     3.900%, 06/16/98                  $5,000   $    5,000
   State, Offshore Terminal Authority,
     Deepwater Port, First Stage
     A-Loop Project, Ser A, RB,
     VRDN (B) (C) (D)
     3.800%, 06/03/98                   2,000        2,000
   State, Port Authority, Occidental
     Petroleum Project,
     VRDN (B) (C) (D)
     3.850%, 06/03/98                   4,500        4,500
                                                ----------
                                                    12,500
                                                ----------
MARYLAND (2.4%)
   Baltimore County, Allied Signal
     Project, VRDN (B) (C) (D)
     3.900%, 06/03/98                   1,000        1,000
   Baltimore County, Gas
     & Electric, TECP
     3.300%, 06/04/98                   4,000        4,000
     3.800%, 06/04/98                     100          100
   State, Health & Higher Education
     Authority, Pooled Loan Program,
     Ser B, VRDN (B) (C) (D)
     3.700%, 06/03/98                   5,000        5,000
   University of Maryland, Revolving
     Equipment Loan Program,
     Ser B, RB, VRDN (B) (C)
     3.750%, 06/03/98                   4,100        4,100
                                                ----------
                                                    14,200
                                                ----------
MICHIGAN (4.2%)
   Delta County, Environmental
     Improvement Revenue, Escanaba
     Paper Project, RB, VRDN,
     AMT (B) (C)
     4.000%, 06/01/98                   2,500        2,500
MICHIGAN--CONTINUED
   Oakland County, Economic
     Development Authority, Moody
     Family Ltd. Project, RB, VRDN,
     AMT (A) (B) (C)
     3.900%, 06/03/98                  $1,000   $    1,000
   State, Ser 1985, TECP
     3.750%, 08/11/98                   7,100        7,100
   State, Housing Development
     Authority, RB, VRDN,
     AMT (B) (C) (D)
     3.900%, 06/03/98                   1,000        1,000
   State, Housing Development
     Authority, Harbortown, RB,
     VRDN (B) (C) (D)
     3.825%, 06/04/98                   3,000        3,000
   State, Industrial Development
     Authority, RB,
     VRDN (A) (B) (C) (D)
     3.600%, 06/02/98                   3,000        3,000
   State, Municipal Bond
     Authority, Ser B
     4.500%, 07/02/98                   4,000        4,002
   State, Strategic Fund Pollution
     Control, Dow Chemical, TECP
     3.850%, 06/03/98                   3,000        3,000
                                                ----------
                                                    24,602
                                                ----------
MISSOURI (1.5%)
   Carthage, Industrial Development
     Authority, Schrieber Project, RB,
     VRDN, AMT (B) (C) (D)
     3.950%, 06/03/98                   3,100        3,100
   Saint Charles County, Industrial
     Development Authority, Casalon
     Apartment Project, Ser 95, RB,
     VRDN (B) (C) (D)
     3.850%, 06/04/98                   3,100        3,100


================================================================================

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
MISSOURI--CONTINUED
   State, Custody Receipt, Third Street
     Building Project, Ser A,
     VRDN (C) (D)
     3.900%, 06/03/98               $   2,000   $    2,000
   State, Environmental Improvement
     & Energy Resource Authority,
     Utilicorp United Project, RB,
     VRDN, AMT (B) (C) (D)
     3.950%, 06/03/98                     700          700
                                                ----------
                                                     8,900
                                                ----------
NEBRASKA (0.3%)
   Investment Finance Authority,
     Single Family Mortgage, Ser B,
     RB, VRDN (FGIC) (C) (D)
     3.700%, 07/15/98                   2,000        2,000
                                                ----------
NEVADA (2.1%)
   Clark County, Airport Improvement
     Authority, Ser A-1, RB,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                   4,200        4,200
   Clark County, School District,
     VRDN (C)
     3.920%, 06/04/98                   8,000        8,000
                                                ----------
                                                    12,200
                                                ----------
NEW HAMPSHIRE (1.0%)
   State, Housing Finance Authority,
     Multi-Family Housing, Fairways
     Project, RB, VRDN, AMT (B) (C) (D)
     4.000%, 06/03/98                   5,000        5,000
   State, Pollution Control Authority,
     RB, VRDN (B) (C) (D)
     3.900%, 06/03/98                     800          800
                                                ----------
                                                     5,800
                                                ----------
NEW JERSEY (1.7%)
   State, TECP
     3.900%, 06/15/98                 $10,000   $   10,000
                                                ----------
NEW MEXICO (2.0%)
   Educational Assistance Foundation,
     Student Loan Program, RB,
     VRDN (AMBAC) (C)
     4.040%, 06/04/98                  $2,720        2,720
   State, TRAN
     4.500%, 06/30/98                   3,000        3,002
   State, Ser A, TRAN
     4.500%, 06/30/98                   3,000        3,002
   State, Financial Authority,
     Ser B, RB
     3.400%, 01/01/99                   2,840        2,840
                                                ----------
                                                    11,564
                                                ----------
NEW YORK (6.2%)
   Long Island, Power Authority,
     Ser 3, TECP (B)
     3.750%, 08/19/98                   2,000        2,000
   Long Island, Power Authority,
     Ser 4, TECP (B)
     3.750%, 08/19/98                   3,000        3,000
   Nassau County, Ser B, TRAN
     4.250%, 08/31/98                   5,000        5,007
   Nassau County, Ser C, TRAN
     4.250%, 12/22/98                   4,500        4,513
   New York, Ser A, TRAN
     4.500%, 06/30/98                   4,000        4,003
   Southeast Industrial Development,
     Unilock Project, RB, VRDN,
     AMT (B) (C) (D)
     3.950%, 06/03/98                   6,200        6,200
   State, Urban Development
     Corporation, Senior Lien,
     VRDN (C)
     3.922%, 06/04/98                  11,600       11,600
                                                ----------
                                                    36,323
                                                ----------


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONTINUED

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
NORTH CAROLINA (1.5%)
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, VRDN, AMT (A) (B) (C) (D)
     3.950%, 06/03/98                  $2,000   $    2,000
   State, Eastern Municipal Power
     Authority, TECP (B)
     3.850%, 06/11/98                   3,950        3,950
   State, Educational Facilities,
     Guilford College,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                   2,200        2,200
   State, Housing Finance Agency,
     Ser F, RB, VRDN (B) (C) (D)
     3.450%, 09/01/98                     485          485
                                                ----------
                                                     8,635
                                                ----------
NORTH DAKOTA (0.3%)
   Mercer County, Solid Waste Disposal
     Authority, United Power Project,
     RB, VRDN (B) (C) (D)
     3.800%, 06/01/98                   2,000        2,000
                                                ----------
OHIO (6.8%)
   Cincinnati, Student Loan Funding,
     Ser A-1, VRDN
     3.950%, 06/03/98                   5,000        5,000
   Lorraine County, Catholic
     Healthcare Partners, TECP
     3.400%, 06/10/98                  10,000       10,000
   State, Air Quality Development
     Authority, JMG Limited
     Partnership, Ser A, RB, VRDN,
     AMT (B) (C) (D)
     4.000%, 06/03/98                   3,000        3,000
   State, Higher Education Authority,
     Lake Erie Project,
     VRDN (B) (C) (D)
     3.900%, 06/04/98                   4,945        4,945
OHIO--CONTINUED
   State, Pollution Control Authority,
     Duquesne Project, RB, VRDN,
     AMT (B) (C) (D)
     4.000%, 06/03/98               $   3,000   $    3,000
   State, Solid Waste Disposal, USG
     Corporation Project, RB,
     VRDN (B) (C) (D)
     3.700%, 06/03/98                  13,700       13,700
                                                ----------
                                                    39,645
                                                ----------
OKLAHOMA (0.3%)
   State, Water Resources, Broad
     Street Program, RB,
     VRDN (B) (C) (D)
     3.550%, 09/01/98                   1,400        1,400
                                                ----------
OREGON (1.0%)
   Metropolitan Service District,
     Convention Center, Ser A, GO
     5.500%, 07/01/98                   1,000        1,001
   Port of Saint Helens, Pollution
     Control, Portland General
     Electric, Ser A, RB,
     VRDN (B) (C) (D)
     3.900%, 06/01/98                   2,400        2,400
   State, Housing and Community
     Service Department, Single
     Family Mortgage Program,
     Ser C, RB (D)
     3.750%, 05/13/99                   2,500        2,500
                                                ----------
                                                     5,901
                                                ----------
PENNSYLVANIA (3.6%)
   Beaver County, Industrial
     Development Authority,
     Duquesne Light Company
     Project, Ser B, RB, VRDN (C) (D)
     3.850%, 06/03/98                   1,000        1,000


================================================================================

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
PENNSYLVANIA--CONTINUED
   Lackawanna County,
     VRDN (AMBAC) (C)
     4.020%, 06/04/98               $   3,585   $    3,585
   Philadelphia, Ser A, TRAN
     4.500%, 06/30/98                  10,000       10,004
   State, Ser A, VRDN (C) (D)
     3.920%, 06/04/98                   6,500        6,500
                                                ----------
                                                    21,089
                                                ----------
SOUTH CAROLINA (0.9%)
   York County, Pollution Control,
     Ser N-3, RB, VRDN (C) (D)
     3.500%, 09/15/98                   5,000        4,999
                                                ----------
TENNESSEE (1.9%)
   Covington, Industrial Development
     Board, Charms Project, RB, VRDN,
     AMT (B) (C) (D)
     3.950%, 06/03/98                   3,000        3,000
   Hamilton County, Industrial
     Development Board, Lease
     Rent, RB (FGIC)
     5.100%, 09/01/98                     500          501
   Hamilton County, Industrial
     Development Board, Tennessee
     Aquarium Project, RB,
     VRDN (B) (C) (D)
     3.900%, 06/04/98                   3,000        3,000
   Memphis-Shelby County, Industrial
     Development Board, Ponderosa
     Fibres American Project, RB,
     VRDN, AMT (A) (B) (C) (D)
     4.000%, 06/04/98                   1,400        1,400
   Nashville & Davidson County,
     Industrial Development Authority,
     Multi-Family Mortgage,
     Chimneytop II Project, RB,
     VRDN (B) (C) (D)
     3.850%, 06/03/98                   1,325        1,325
TENNESSEE--CONTINUED
   Nashville & Davidson County,
     Vanderbilt University, RB,
     VRDN (C) (D)
     3.650%, 07/15/98              $    2,000   $    2,000
                                                ----------
                                                    11,226
                                                ----------
TEXAS (14.1%)
   Brazos River Authority, AMT, TECP
     3.850%, 06/03/98                   3,950        3,950
   Brazas River Authority, AMT, TECP (B)
     3.650%, 06/05/98                   6,000        6,000
   Brazas River Authority, Pollution
     Control, AMT, TECP (B)
     3.650%, 09/04/98                   5,170        5,170
   Brazos River Authority, Pollution
     Control, Ser 1988, AMT, TECP (B)
     3.400%, 06/25/98                   2,700        2,700
   Brazos River Authority, Pollution
     Control, Utilities Electric, Ser C,
     RB, VRDN, AMT (AMBAC) (C) (D)
     4.150%, 06/01/98                   2,000        2,000
   Brownsville, Utility Systems,
     Ser A, TECP
     3.500%, 06/11/98                   4,000        4,000
   Georgetown, Higher Education
     Financing Authority, Southwestern
     University Project, Ser 1984, RB,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                   2,000        2,000
   Gulf Coast, Industrial Development
     Authority, Amoco Oil Project, RB,
     VRDN (C) (D)
     3.800%, 06/01/98                   1,000        1,000
   Gulf Coast, Waste Disposal,
     Texwater Pollution Control,
     Amoco Oil - Amoco Chems,
     RB, VRDN (C) (D)
     3.750%, 07/15/98                   5,000        5,001


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONTINUED

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
TEXAS--CONTINUED
   Harris County, Health Facilities
     Authority, Memorial Hospital
     Project, Ser B, RB, VRDN (C) (D)
     3.900%, 06/03/98               $   1,500   $    1,500
   Harris County, Housing Finance
     Corporation, Ser 1985, RB,
     VRDN (C) (D)
     4.075%, 06/04/98                     700          700
   Harris County, Industrial
     Development Authority, Lubrizol
     Project, RB, VRDN (C) (D)
     3.850%, 06/03/98                   1,600        1,600
   Lone Star, Airport Improvement
     Authority, RB, VRDN (B) (C) (D)
     4.000%, 06/01/98                   1,700        1,700
   Sabine, River Authority, Pollution
     Control, RB, VRDN
     (MBIA) (C) (D)
     3.700%, 06/03/98                   8,000        8,000
   San Antonio, Gas Ser A, TECP
     3.750%, 07/09/98                   5,000        5,000
   State, RB, VRDN (C) (D)
     3.825%, 06/04/98                   4,935        4,935
   State, Ser A, TRAN
     4.750%, 08/31/98                  10,000       10,022
   State, Higher Education Authority,
     RB, VRDN (MBIA) (C) (D)
     4.000%, 06/03/98                   5,000        5,000
   State, Public Finance
     Authority, TECP
     3.450%, 08/03/98                  10,000       10,000
   State, Veterans Housing Assistance,
     Ser A-1, GO, AMT
     3.800%, 06/03/98                   2,000        2,000
                                                ----------
                                                    82,278
                                                ----------
UTAH (3.0%)
   Carbon County, Pollution Control
     Authority, Pacificorp Project, RB,
     VRDN (AMBAC) (C) (D)
     4.000%, 06/01/98               $   1,600  $     1,600
   Intermountain Power Agency,
     TECP (AMBAC)
     3.800%, 06/04/98                   5,000        5,000
   Intermountain Power Agency,
     Power Supply, Ser B, TECP
     3.650%, 06/09/98                   5,000        5,000
   Intermountain Power Agency,
     Power Supply, Ser E, RB,
     VRDN  (B) (C) (D)
     3.450%, 09/15/98                   1,000        1,000
   Intermountain Power Agency,
     Power Supply, Ser F, RB,
     VRDN (B) (C) (D)
     3.800%, 06/15/98                   4,000        4,000
   State, Water Finance Agency,
     Pooled Loan, Ser A, RB (MBIA)
     4.050%, 10/01/98                     500          500
                                                ----------
                                                    17,100
                                                ----------
VIRGINIA (3.0%)
   Alexandria, Redevelopment &
     Housing Authority, Multi-Family
     First Mortgage, Goodwin Project,
     Ser B, RB, VRDN (A) (B) (C) (D)
     4.000%, 06/01/98                   2,000        2,000
   Chesterfield County, Industrial
     Development Authority, Allied
     Signal Project, RB, VRDN (C)
     3.950%, 06/03/98                   3,000        3,000
   Commonwealth, Ser 1994,
     VRDN (C) (D)
     4.020%, 06/04/98                   4,000        4,000


================================================================================

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA--CONTINUED
   Front Royal & Warren County,
     Industrial Development Authority,
     Pen Tab Industries Project, RB,
     VRDN, AMT (A) (B) (C) (D)
     3.900%, 06/04/98                  $2,800   $    2,800
   State, Housing Development
     Authority, Ser C, RB, VRDN (B) (C)
     3.800%, 06/10/98                   5,800        5,800
                                                ----------
                                                    17,600
                                                ----------
WASHINGTON (1.9%)
   Pierce County, Washington
     Economic Development,
     Weyerhaeuser Real Estate
     Project, RB, VRDN (B) (C) (D)
     3.850%, 06/03/98                   3,000        3,000
   Port of Seattle, VRDN (C) (D)
     3.900%, 06/03/98                   1,400        1,400
   State, Public Power Supply System,
     Nuclear Project #1, Ser 1A-3,
     RB, VRDN (B) (C) (D)
     3.750%, 06/03/98                   3,400        3,400
   State, Student Loan Finance
     Association, VRDN,
     AMT (B) (C) (D)
     3.750%, 06/04/98                   3,000        3,000
                                                ----------
                                                    10,800
                                                ----------
WEST VIRGINIA (0.7%)
   Marshall County, Pollution Control
     Authority, Allied Signal Project,
     RB, VRDN (A) (C) (D)
     3.950%, 06/03/98                   2,000        2,000
WEST VIRGINIA--CONTINUED
   Marshall County, Pollution
     Control Authority, PPG
     Industries Project, RB,
     VRDN (C) (D)
     4.000%, 06/04/98                  $2,000   $    2,000
                                                ----------
                                                     4,000
                                                ----------
WISCONSIN (0.9%)
   Carlton, Pollution Control, Power
     and Light Company, Project B,
     RB, VRDN (C) (D)
     4.000%, 06/01/98                   1,200        1,200
   Janesville, School District, TRAN
     4.100%, 09/21/98                   2,250        2,251
   Wisconsin, Health Facilities,
     Saint Lukes Medical Center,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                   1,900        1,900
                                                ----------
                                                     5,351
                                                ----------
WYOMING (1.1%)
   Sweetwater, VRDN (C)
     3.600%, 06/03/98                   4,600        4,600
   Uinta County, Pollution Control,
     Amoco Company, RB,
     VRDN (C) (D)
     3.850%, 12/01/98                   2,000        2,000
                                                ----------
                                                     6,600
                                                ----------
Total Municipal Bonds
     (Cost $578,629)                               580,629
                                                ----------


STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONCLUDED

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
CASH EQUIVALENTS (0.1%)
   AIM Management Institutional
     Tax-Free Portfolio (C)              $453     $    454
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio (C)               123          124
                                                  --------
Total Cash Equivalents
     (Cost $578)                                       578
                                                  --------
Total Investments (99.8%)
   (Cost $581,207)                                 581,207
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.2%)             1,354
                                                  --------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 448,021,834
   outstanding shares of beneficial interest      $448,022
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 134,543,601
   outstanding shares of beneficial interest       134,544
Overdistributed net investment income                   (1)
Accumulated net realized loss
   on investments                                       (4)
                                                  --------
Total Net Assets (100.0%)                         $582,561
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $1.00
                                                  ========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                   $1.00
                                                  ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 19.

================================================================================



                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS


AMBAC       Security insured by the American Municipal
            Bond Assurance Company
AMT         Alternative Minimum Tax
Cl          Class
FGIC        Security insured by the Financial Guaranty
            Insurance Corporation
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Security insured by the Municipal Bond
            Investors Assurance
MTN         Medium Term Note
RB          Revenue Bond
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and
            Principal Security
TECP        Tax Exempt Commercial Paper
TRAN        Tax & Revenue Anticipation Note
VRDN        Variable Rate Demand Note
(A)         Private Placement Security
(B)         Securities are held in connection with a letter
            of credit issued by a major bank.
(C)         Variable rate security. The rate reported on the
            Statement of Net Assets is the rate in effect on May 31, 1998.
(D)         Put and demand features exist requiring the
            issuer to repurchase the instrument prior to maturity.
(E)         Tri-Party Repurchase Agreement
(F)         Zero Coupon Bond

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1998



                                                                                                       U.S. GOVERNMENT
                                                                                                         SECURITIES
                                                                                                        MONEY MARKET
                                                                                                            FUND
                                                                                                       ---------------
Assets:
   Investments at market value (Cost $388,375) .......................................................     $388,375
   Accrued income ....................................................................................        2,030
   Receivables for investment securities sold ........................................................       49,510
   Receivables for capital shares sold ...............................................................            2
   Other assets ......................................................................................           67
                                                                                                           --------
   Total Assets ......................................................................................      439,984
                                                                                                           --------
Liabilities:
   Accrued expenses ..................................................................................         (378)
   Distribution payable ..............................................................................       (1,799)
   Other liabilities .................................................................................       (1,564)
                                                                                                           --------
   Total Liabilities .................................................................................       (3,741)
                                                                                                           --------
Net Assets:
   Fund Shares of the Trust Shares (unlimited authorization -- no par value)
     based on 377,407,674 outstanding shares of beneficial interest ..................................      377,408
   Fund Shares of the Investor Shares (unlimited authorization -- no par value)
     based on 58,751,567 outstanding shares of beneficial interest ...................................       58,751
   Accumulated net realized gain on investments ......................................................           84
                                                                                                           --------
   Total Net Assets ..................................................................................     $436,243
                                                                                                           ========
   Net Asset Value, Offering Price and Redemption Price Per Share -- Trust Shares .....................    $   1.00
                                                                                                           ========
   Net Asset Value, Offering Price and Redemption Price Per Share -- Investor Shares ..................    $   1.00
                                                                                                           ========


                      [This Page Left Intentionally Blank]

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1998



                                                                                                              TAX-EXEMPT
                                                                       PRIME QUALITY      U.S. GOVERNMENT        MONEY
                                                                       MONEY MARKET      SECURITIES MONEY       MARKET
                                                                           FUND             MARKET FUND          FUND
                                                                         ---------           ---------         ---------
                                                                         06/01/97-           06/01/97-         06/01/97-
                                                                         05/31/98            05/31/98          05/31/98
                                                                         ---------           ---------         ---------
Interest Income ..................................................       $106,833             $21,869           $20,595
                                                                         --------             -------           -------
Expenses:
   Investment Advisory Fees ......................................         12,211               2,564             3,101
   Less: Investment Advisory Fees Waived .........................         (2,699)               (580)             (881)
   Administrator Fees ............................................          1,356                 283               408
   Less: Administrator Fees Waived ...............................           (571)                (47)              (10)
   Transfer Agent Fees -- Trust Shares ...........................             16                  19                19
   Transfer Agent Fees -- Investor Shares ........................             28                   5                19
   Transfer Agent Out of Pocket Fees .............................            209                  47                63
   Printing Expenses .............................................            143                  44                47
   Custody Fees ..................................................             72                  22                24
   Professional Fees .............................................            104                  26                31
   Trustee Fees ..................................................             29                  10                 9
   Registration Fees .............................................            322                  51                66
   Distribution Fees -- Investor Shares ..........................            716                  97               190
   Less: Distribution Fees Waived -- Investor Shares .............           (251)                (27)              (64)
   Insurance and Other Fees ......................................             16                  13                 5
                                                                         --------             -------           -------
   Total Expenses ................................................         11,701               2,527             3,027
                                                                         --------             -------           -------
   Net Investment Income .........................................         95,132              19,342            17,568
                                                                         --------             -------           -------
Net Realized Gain on Securities Sold .............................             50                 146                --
                                                                         --------             -------           -------
Net Increase in Net Assets from Operations .......................       $ 95,182             $19,488           $17,568
                                                                         ========             =======           =======


Amounts designated as "--" are either $0 or round to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEARS ENDED MAY 31, 1998



                                                            PRIME QUALITY      U.S. GOVERNMENT SECURITIES        TAX-EXEMPT
                                                          MONEY MARKET FUND         MONEY MARKET FUND        MONEY MARKET FUND
                                                        ---------------------  --------------------------   ---------------------
                                                         06/01/97-  06/01/96-     06/01/97-  06/01/96-      06/01/97-   06/01/96-
                                                         05/31/98   05/31/97      05/31/98   05/31/97       05/31/98    05/31/97
                                                        ----------  ---------  ------------  ------------   ---------   ---------
Operations:
  Net Investment Income .............................. $   95,132   $   73,281    $ 19,342   $  17,800      $   17,568  $  12,958
  Net Realized Gain (Loss) on Investments ............         50         (121)        146         (51)             --         10
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Increase in Net Assets from Operations .........     95,182       73,160      19,488      17,749          17,568     12,968
                                                       ----------   ----------    --------   ---------      ----------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................    (77,500)     (60,224)    (16,621)    (14,924)        (13,717)   (10,054)
    Investor Shares ..................................    (17,632)     (13,057)     (2,723)     (2,876)         (3,852)    (2,904)
  Capital Gains:
    Trust Shares .....................................         --           --          --          --              --         --
    Investor Shares ..................................         --           --          --          --              --         --
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Total Distributions ............................    (95,132)     (73,281)    (19,344)    (17,800)        (17,569)   (12,958)
                                                       ----------   ----------    --------   ---------      ----------  ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................  3,915,486    2,786,281     776,773     705,839       1,039,352    980,872
    Reinvestment of Cash Distributions ...............      3,699        2,069         380         274              --         --
    Cost of Shares Redeemed .......................... (3,125,552)  (2,752,496)   (744,136)   (687,215)        (924,334) (921,487)
                                                       ----------   ----------    --------   ---------      ----------  ---------
  Increase in Net Assets From Trust
     Share Transactions ..............................    793,633       35,854      33,017      18,898         115,018     59,385
                                                       ----------   ----------    --------   ---------      ----------  ---------
  Investor Shares:
    Proceeds from Shares Issued ......................    806,517      928,946     178,312     182,325         346,323    305,724
    Reinvestment of Cash Distributions ...............     15,979       10,375       2,600       2,379           3,314      2,569
    Cost of Shares Redeemed ..........................   (694,228)    (871,451)   (185,358)   (180,124)       (317,112)  (301,505)
                                                       ----------   ----------    --------   ---------      ----------  ---------
  Increase (Decrease) in Net Assets From Investor
     Share Transactions ..............................    128,268       67,870      (4,446)      4,580          32,525      6,788
                                                       ----------   ----------    --------   ---------      ----------  ---------
    Increase in Net Assets From Share Transactions ...    921,901      103,724      28,571      23,478         147,543     66,173
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Total Increase in Net Assets ...................    921,951      103,603      28,715      23,427         147,542     66,183
                                                       ----------   ----------    --------   ---------      ----------  ---------
Net Assets:
  Beginning of Period ................................  1,370,099    1,266,496     407,528     384,101         435,019    368,836
                                                       ----------   ----------    --------   ---------      ----------  ---------
  End of Period ...................................... $2,292,050   $1,370,099    $436,243   $ 407,528      $  582,561  $ 435,019
                                                       ==========   ==========    ========   =========      ==========  =========
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................  3,915,486    2,786,281     776,773     705,839       1,039,352    980,872
    Shares Issued in Lieu of Cash Distributions ......      3,699        2,069         380         274              --         --
    Shares Redeemed .................................. (3,125,552)  (2,752,496)   (744,136)   (687,215)       (924,334)  (921,487)
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Net Trust Share Transactions ...................    793,633       35,854      33,017      18,898         115,018     59,385
                                                       ----------   ----------    --------   ---------      ----------  ---------
  Investor Shares:
    Shares Issued ....................................    806,517      928,946     178,312     182,325         346,323    305,724
    Shares Issued in Lieu of Cash Distributions ......     15,979       10,375       2,600       2,379           3,314      2,569
    Shares Redeemed ..................................   (694,228)    (871,451)   (185,358)   (180,124)       (317,112)  (301,505)
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Net Investor Share Transactions ................    128,268       67,870      (4,446)      4,580          32,525      6,788
                                                       ----------   ----------    --------   ---------      ----------  ---------



Amounts designated as "--" are either $0 or round to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                                      NET        NET REALIZED
                             NET ASSET VALUE      INVESTMENT    GAINS (LOSSES)       DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD      INCOME      ON INVESTMENTS     NET INVESTMENT INCOME   REALIZED CAPITAL GAINS
                           -------------------    ----------    --------------     ---------------------   ----------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1998                  $1.00              $ 0.05          $ --                  $(0.05)                 $   --
           1997                   1.00                0.05            --                   (0.05)                     --
           1996                   1.00                0.05            --                   (0.05)                     --
           1995                   1.00                0.05            --                   (0.05)                     --
           1994                   1.00                0.03            --                   (0.03)                     --
Investor Shares
           1998                  $1.00              $ 0.05          $ --                  $(0.05)                 $   --
           1997                   1.00                0.05            --                   (0.05)                     --
           1996                   1.00                0.05            --                   (0.05)                     --
           1995                   1.00                0.05            --                   (0.05)                     --
           1994                   1.00                0.03            --                   (0.03)                     --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1998                  $1.00              $ 0.05          $ --                  $(0.05)                 $   --
           1997                   1.00                0.05            --                   (0.05)                     --
           1996                   1.00                0.05            --                   (0.05)                     --
           1995                   1.00                0.05            --                   (0.05)                     --
           1994                   1.00                0.03            --                   (0.03)                     --
Investor Shares
           1998                  $1.00              $ 0.05          $ --                  $(0.05)                 $   --
           1997                   1.00                0.05            --                   (0.05)                     --
           1996                   1.00                0.05            --                   (0.05)                     --
           1995                   1.00                0.04            --                   (0.04)                     --
           1994                   1.00                0.03            --                   (0.03)                     --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1998                  $1.00              $ 0.03          $ --                  $(0.03)                 $   --
           1997                   1.00                0.03            --                   (0.03)                     --
           1996                   1.00                0.03            --                   (0.03)                     --
           1995                   1.00                0.03            --                   (0.03)                     --
           1994                   1.00                0.02            --                   (0.02)                     --
Investor Shares
           1998                  $1.00              $ 0.03          $ --                  $(0.03)                 $   --
           1997                   1.00                0.03            --                   (0.03)                     --
           1996                   1.00                0.03            --                   (0.03)                     --
           1995                   1.00                0.03            --                   (0.03)                     --
           1994                   1.00                0.02            --                   (0.02)                     --



24


                                                                                                                   RATIO OF
                                                                                              RATIO OF            EXPENSES TO
                           NET ASSET                    NET ASSETS        RATIO OF         NET INVESTMENT      AVERAGE NET ASSETS
                           VALUE END       TOTAL          END OF         EXPENSES TO          INCOME TO        (EXCLUDING WAIVERS
                           OF PERIOD      RETURN       PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS    AND REIMBURSEMENTS)
                           ---------      ------       ------------  ------------------  ------------------    ------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1998              $1.00         5.22%       $1,880,229          0.59%               5.10%                 0.77%
           1997               1.00         5.01%        1,086,555          0.58%               4.90%                 0.76%
           1996               1.00         5.25%        1,050,800          0.58%               5.11%                 0.78%
           1995               1.00         4.79%          799,189          0.58%               4.77%                 0.79%
           1994               1.00         2.88%          583,399          0.58%               2.86%                 0.79%
Investor Shares
           1998              $1.00         5.04%       $  411,821          0.76%               4.93%                 0.98%
           1997               1.00         4.84%          283,544          0.75%               4.74%                 0.97%
           1996               1.00         5.08%          215,696          0.75%               4.94%                 1.00%
           1995               1.00         4.62%          157,616          0.75%               4.55%                 1.01%
           1994               1.00         2.71%          129,415          0.75%               2.67%                 0.99%
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1998              $1.00         5.04%       $  377,490          0.62%               4.92%                 0.78%
           1997               1.00         4.83%          344,350          0.61%               4.73%                 0.76%
           1996               1.00         5.14%          325,493          0.61%               5.02%                 0.78%
           1995               1.00         4.67%          434,111          0.61%               4.64%                 0.80%
           1994               1.00         2.77%          309,228          0.61%               2.69%                 0.77%
Investor Shares
           1998              $1.00         4.90%       $   58,753          0.76%               4.79%                 0.96%
           1997               1.00         4.69%           63,178          0.75%               4.59%                 0.96%
           1996               1.00         4.99%           58,608          0.75%               4.88%                 0.99%
           1995               1.00         4.51%           46,639          0.75%               4.51%                 1.02%
           1994               1.00         2.63%           32,395          0.75%               2.54%                 0.97%
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1998              $1.00         3.21%       $  448,023          0.51%               3.14%                 0.67%
           1997               1.00         3.09%          333,006          0.50%               3.04%                 0.66%
           1996               1.00         3.28%          273,613          0.50%               3.23%                 0.68%
           1995               1.00         3.10%          215,413          0.45%               3.12%                 0.70%
           1994               1.00         2.08%          143,982          0.42%               2.05%                 0.71%
Investor Shares
           1998              $1.00         3.09%       $  134,538          0.62%               3.04%                 0.83%
           1997               1.00         2.97%          102,013          0.62%               2.92%                 0.83%
           1996               1.00         3.16%           95,223          0.62%               3.10%                 0.85%
           1995               1.00         3.00%           87,647          0.55%               3.00%                 0.87%
           1994               1.00         1.96%           61,675          0.54%               1.93%                 0.88%






                              RATIO OF
                            NET INVESTMENT
                              INCOME TO
                          AVERAGE NET ASSETS
                          (EXCLUDING WAIVERS
                          AND REIMBURSEMENTS)
                          ------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1998                 4.92%
           1997                 4.72%
           1996                 4.91%
           1995                 4.56%
           1994                 2.65%
Investor Shares
           1998                 4.71%
           1997                 4.52%
           1996                 4.69%
           1995                 4.29%
           1994                 2.43%
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1998                 4.76%
           1997                 4.58%
           1996                 4.85%
           1995                 4.45%
           1994                 2.53%
Investor Shares
           1998                 4.59%
           1997                 4.38%
           1996                 4.64%
           1995                 4.24%
           1994                 2.32%
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1998                 2.98%
           1997                 2.88%
           1996                 3.05%
           1995                 2.87%
           1994                 1.76%
Investor Shares
           1998                 2.83%
           1997                 2.71%
           1996                 2.87%
           1995                 2.68%
           1994                 1.59%



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


1. Organization:

     The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-two portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements of the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, and the Tax-Exempt Money Market Fund (collectively the "Funds") are included herein. The financial statements of the remaining Funds are presented separately.

2. Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

================================================================================



     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes related to the other funds, has been reclassified to/from the following accounts:


                                             UNDISTRIBUTED
                             ACCUMULATED    NET INVESTMENT
                            REALIZED GAIN      INCOME
                                (000)           (000)
                            --------------  --------------
     Prime Quality Money
          Market Fund            $27            $(27)


     These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                              MAXIMUM
                        MAXIMUM     TRUST     INVESTOR       INVESTOR
                         ANNUAL     SHARE      SHARE          SHARE
                        ADVISORY   MAXIMUM  DISTRIBUTION     MAXIMUM
                          FEE      EXPENSE      FEE          EXPENSE
                        --------   -------  ------------     --------
Prime Quality Money
   Market Fund           .65%        .60%       .20%           .77%
U.S. Government
   Securities Money
   Market Fund           .65%        .63%       .17%           .77%
U.S. Tax-Exempt Money
   Market Fund           .55%        .62%       .15%           .74%


The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The Funds had capital loss carryforwards at May 31, 1998 as follows:

                 CAPITAL LOSS
                   CARRYOVER   EXPIRES  EXPIRES  EXPIRES
                    5/31/98     2003     2004     2005
FUND                 (000)      (000)    (000)    (000)
----               ---------   -------  -------  -------
Prime Quality
   Money Market
   Fund              $329       $125      $--      $204
Tax-Exempt
   Money Market
   Fund                 4         --        4        --


For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Advisor to be of comparable quality.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Prime Quality Money Market and Tax-Exempt Money Market Funds, and the statement of assets and liabilities, including the schedule of investments, of the U.S. Government Securities Money Market Fund of STI Classic Funds (the "Trust") as of May 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds of STI Classic Funds as of May 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Philadelphia, PA
July 24, 1998

                                  STI CLASSIC FUNDS

                                 INVESTMENT ADVISOR:

                           TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Classic Institutional Cash Management and Classic Institutional U.S. Treasury Securities Money Market Fund prospectus dated October 1, 1998. The prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


                              TABLE OF CONTENTS
                                                                      PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . .B-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . .  . . . .B-2
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . .  . . . .B-8
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . .  . . . B-10
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . .  . . . B-11
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . .  . . . B-12
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . .  . . . B-12
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . .  . . . B-16
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . .  . . . B-17
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . .  . . . B-18
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . .  . . . B-19
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . B-19
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . .  . . . B-21
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . .  . . . B-21
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . .  . . . B-23
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . .  . . . B-24
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . .  . . . B-24
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . B-24
5% AND 25% SHAREHOLDERS. . . . . . . . . . . . . . . . . . . .  . . . B-25
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . B-25

October 1, 1998

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. This Statement of Additional Information relates to the Trust's Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (collectively, the "Funds"), each of which currently offers one class of shares.

DESCRIPTION OF PERMITTED INVESTMENTS

FOREIGN SECURITIES

The Institutional Cash Management Money Market Fund may invest in U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, Europaper and foreign securities. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MUNICIPAL SECURITIES

The Funds may invest in municipal securities. The two principal classifications of municipal securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issue. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities."
Private activity bonds are industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of fax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will end the issuer an amount equal to the principal of and interest on the project notes.

The quality of municipal securities, both within a particular classification and between classifications, will vary, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating(s) may have different yields, while municipal securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy

Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rate symbols are as follows:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

SUPRANATIONAL AGENCY OBLIGATIONS

The Institutional Cash Management Money Market Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. However, the Trust will not purchase obligations issued by the Advisor.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.


RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Funds include restricted securities. Each Fund may invest up to 10% of its net assets in illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

The Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

STANDBY COMMITMENTS AND PUTS

The Institutional Cash Management Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of its total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Advisor will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less; therefore, the Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Funds.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Institutional Cash Management Money Market Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE RATE MASTER DEMAND NOTES

The Institutional Cash Management Money Market Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

The term "a majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of such Fund.

A Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) a Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

The foregoing percentages, except with respect to holding illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR


The Trust and Trusco Capital Management, Inc. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $ 76 billion as of June 30, 1998. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.


For the fiscal years ended May 31, 1998 and 1997, the Funds paid the following advisory fees:



--------------------------------------------------------------------------------
                                        FEES PAID           FEES WAIVED OR
               FUND                                            REIMBURSED
                                      1998        1997       1998       1997
--------------------------------------------------------------------------------
 Classic Institutional Cash         $204,194       $0      $403,936   $100,270
 Management Money Market Fund
--------------------------------------------------------------------------------
 Classic Institutional U.S.
 Treasury Securities Money
 Market Fund                        $ 11,328       $0      $197,908  $  18,255
--------------------------------------------------------------------------------


BANKING LAWS

Current interpretations of federal banking laws and regulations:

- prohibit SunTrust and the Advisor from sponsoring, organizing, controlling, or distributing the Funds' shares; but


- do not prohibit SunTrust or the Advisor generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.


The Advisor believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.


If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or its affiliates, might offer to provide additional services.


THE ADMINISTRATOR

The Trust and SEI Investment Mutual Funds Services (the "Administrator"), are parties to an administration agreement (the "Administration Agreement") dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.


The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds,Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds,

SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.


For the fiscal years ended May 31, 1998 and 1997, the Funds paid the following administration fees:



-----------------------------------------------------------------------------
                                         FEES PAID              FEES WAIVED
               FUND
                                      1998        1997       1998       1997
-----------------------------------------------------------------------------
 Classic Institutional Cash         $186,749    $32,389    $ 32,097      $0
 Management Money Market Fund
-----------------------------------------------------------------------------
 Classic Institutional U.S.
 Treasury Securities Money Market   $ 61,988    $ 6,047    $ 13,823      $0
 Fund
-----------------------------------------------------------------------------


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

TRUSTEES AND OFFICERS OF THE TRUST


The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.


DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.


WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.



CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.


F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 - 1997, Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 - 1997, President, H & W Distribution, Inc., 1984 - 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.


WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman and CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998.



MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.



TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.



LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991. Tax Manager - Arthur Anderson LLP prior to 1987.


JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.
KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.


RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103.

Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.


JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.


------------------------------------------

* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.


The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year end May 31, 1998, the Trust paid the following amounts to Trustees and Officers of the Trust:




--------------------------------------------------------------------------------
                                     PENSION OR
                                     RETIREMENT    ESTIMATED       TOTAL
                       AGGREGATE      BENEFITS      ANNUAL    COMPENSATION FROM
                      COMPENSATION   ACCRUED AS    BENEFITS     FUND AND FUND
   NAME OF PERSON,       FROM       PART OF FUND     UPON      COMPLEX PAID TO
       POSITION          FUND         EXPENSES    RETIREMENT      TRUSTEES
--------------------------------------------------------------------------------
 Daniel S. Goodrum,     $15,000         N/A          N/A      $15,000 for
 Trustee                                                      service on two
                                                              boards
--------------------------------------------------------------------------------
 Wilton Looney,         $14,000         N/A          N/A      $14,000 for
 Trustee                                                      service on two
                                                              boards
--------------------------------------------------------------------------------
 Champney A. McNair,    $17,000         N/A          N/A      $17,000 for
 Trustee                                                      service on two
                                                              boards
--------------------------------------------------------------------------------
 F. Wendell Gooch,      $13,000         N/A          N/A      $13,000 for
 Trustee                                                      service on two
                                                              boards
--------------------------------------------------------------------------------
 T. Gordy Germany,      $15,000         N/A          N/A      $15,000 for
 Trustee                                                      service on two
                                                              boards
--------------------------------------------------------------------------------
 Dr. Bernard F.         $15,000         N/A          N/A      $15,000 for
 Sliger, Trustee                                              service on two
                                                              boards
--------------------------------------------------------------------------------
 Jesse S. Hall,         $14,000         N/A          N/A      $14,000 for
 Trustee                                                      service on two
                                                              boards
--------------------------------------------------------------------------------
 Jonathan T. Walton,    $3,500          N/A          N/A      $ 3,500 for
 Trustee*                                                     service on two
                                                              boards
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Pension or
                                    Retirement   Estimated        Total
                       Aggregate     Benefits     Annual     Compensation from
                     Compensation   Accrued as   Benefits     Fund and Fund
   Name of Person,       From      Part of Fund    Upon      Complex Paid to
       Position          Fund        Expenses    Retirement     Trustees
--------------------------------------------------------------------------------
 William H. Cammack,      N/A           N/A          N/A      $ 0 for service
 Trustee                                                      on two boards
--------------------------------------------------------------------------------




 *Messr. Walton's compensation reflects a starting date of June 19, 1998.



PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD


The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

----------------------------------------------------------------------------------------
                           FUND                       7-DAY YIELD  7-DAY EFFECTIVE YIELD
----------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market Fund     5.26%          5.63%
----------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Fund         5.52%          5.46%
----------------------------------------------------------------------------------------


The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

CALCULATION OF TOTAL RETURN


From time to time, the Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, Trusco Capital Management, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.


Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1998 and for one-year periods ended May 31, 1998 were as follows:

--------------------------------------------------------------------------------
FUND                                              AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                  ONE-YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Classic Institutional Cash Management Money
     Market Fund*                                  5.56%         5.47%
--------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities
     Money Market Fund*                            5.44%         5.36%
--------------------------------------------------------------------------------



* Commenced operations December 12, 1996

ADVERTISING

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or the Custodian are not open for business. Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.
In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX


In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.


In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its Shareholders.


Any gain or loss recognized on a sale or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:
First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the

Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.


For the fiscal year ended May 31, 1998, the Funds paid the following brokerage commissions with respect to portfolio transactions:

--------------------------------------------------------------------------------
   Portfolio       Total $              Total $                % of Total
                  Amount of            Amount of               Brokerage
                  Brokerage            Brokerage              Commissions
                 Commissions          Commissions               Paid to
                 Paid in FYE            Paid to                Affiliated
                   5/31/98           Affiliates in             Brokers in
                                      FYE 5/31/98              FYE 5/31/98
--------------------------------------------------------------------------------
 Classic         $  59,346             $  59,346                  100%
 Institutional
 Cash
 Management
 Money
 Market Fund
--------------------------------------------------------------------------------
 Classic         $  51,553             $  51,553                  100%
 Institutional
 U.S.
 Treasury
 Securities
 Money
 Market Fund
--------------------------------------------------------------------------------


DESCRIPTION OF SHARES


The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share.

Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


YEAR 2000



The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that its system it expects to accommodate the year 2000 without material adverse consequences to the Trust. While it is likely that such assurances will be obtained, the Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS


As of September __, 1998, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.



     SunTrust Capital Markets ACH
     Attn:  Anita Woods Center 3910
     303 Peachtree Street, 24th Floor
     Atlanta, GA 30308-3201



     SunTrust Banks
     Attn: Susan Grider
     Mail Center 3133
     P.O Box 105504
     Atlanta, GA 30308


EXPERTS


The financial statements as of May 31, 1998 have been audited by Arthur Andersen LLP, Independent Public Accountants, as indicated in their report dated July 24, 1998 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

-------------COMPARISON OF FOOTERS-------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Classic Institutional Cash Management Money Market Fund and the statement of assets and liabilities, including the schedule of investments, of the Classic Institutional U.S. Treasury Securities Money Market Fund of STI Classic Funds (the "Trust") as of May 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Classic Institutional Cash Management Money Market and Classic Institutional U.S. Treasury Securities Money Market Funds of STI Classic Funds as of May 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Philadelphia, PA
July 24, 1998

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND


------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER (25.4%)
FINANCE (5.5%)
   Banc One
     5.570%, 06/09/98                 $1,729   $    1,727
   Banc One Funding
     5.520%, 06/01/98                  1,078        1,078
     5.570%, 06/12/98                  1,000          998
   Caterpiller Finance
     5.470%, 07/21/98                  1,300        1,290
   Credit Suisse First Boston
     5.500%, 06/09/98                  5,000        4,994
   General Electric Capital
     5.450%, 06/01/98                    500          500
     5.520%, 08/17/98                    500          494
   GMAC
     5.550%, 07/10/98                  2,250        2,237
   John Hancock
     5.530%, 07/02/98                  3,706        3,688
   Xerox Credit
     5.650%, 06/01/98                  3,512        3,512
                                               ----------
                                                   20,518
                                               ----------
INDUSTRIAL (19.2%)
   British Petroleum America
     5.650%, 06/01/98                 10,844       10,844
   Dominion Semiconductor
     5.560%, 07/20/98                  4,000        3,970
     5.570%, 07/23/98                  7,000        6,944
   Eaton
     5.500%, 06/03/98                    937          937
     5.480%, 07/31/98                  6,575        6,515
   Fortune Brands
     5.520%, 07/28/98                  6,500        6,443
   General Re
     5.510%, 06/26/98                 11,000       10,957
   J.C. Penney
     5.500%, 06/10/98                  1,300        1,298
     5.500%, 06/25/98                 10,000        9,963

INDUSTRIAL--CONTINUED
   Procter & Gamble
     5.580%, 06/19/98                 $1,350   $    1,346
   RTZ America
     5.500%, 06/18/98                  4,200        4,189
   Sherwin Williams
     5.500%, 06/01/98                  2,000        2,000
     5.500%, 06/09/98                  3,625        3,621
   Wal-Mart Stores
     5.782%, 06/01/98                  1,400        1,400
   Walt Disney
     5.550%, 12/04/98                    515          500
   Xerox
     5.650%, 06/01/98                    932          932
                                               ----------
                                                   71,859
                                               ----------
UTILITIES (0.7%)
   South Carolina Fuel
     5.520%, 06/25/98                  2,580        2,571
                                               ----------
Total Commercial Paper
     (Cost $94,950)                                94,948
                                               ----------
CORPORATE OBLIGATIONS (12.4%)
FINANCE (8.4%)
   Associates Corporation of
     North America, MTN
     8.780%, 06/10/98                  1,000        1,001
   Associates Corporation of
     North America
     6.375%, 08/15/98                    100          100
   Bankers Trust, New York (A) (B)
     5.679%, 02/19/99                  7,000        7,000
   Beneficial, MTN
     8.270%, 11/30/98                  1,000        1,012
   British Telecom Finance
     9.375%, 02/15/99                  1,000        1,024
   Caterpillar Financial Service,
     MTN (A)
     5.755%, 05/09/99                  5,000        5,000


                                                                               1

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONTINUED


-----------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
FINANCE--CONTINUED
   Ford Motor Credit
     8.000%, 01/15/99              $   1,000   $    1,013
   General Electric Capital (A)
     5.596%, 11/27/98                 10,000       10,000
   GMAC, MTN
     7.150%, 04/30/99                  1,000        1,011
   International Lease
     5.750%, 01/15/99                    752          752
   Nationsbank
     8.500%, 03/01/99                  1,000        1,020
   Norwest
     6.230%, 09/01/98                    150          150
   Transamerica, MTN (A)
     5.719%, 02/18/99                  1,500        1,501
   Xerox Credit
     10.000%, 04/01/99                   780          806
                                               ----------
                                                   31,390
                                               ----------
INDUSTRIAL (0.7%)
   Fortune Brands
     7.500%, 05/15/99                  1,025        1,041
   Fortune Brands, MTN
     8.750%, 08/10/98                  1,000        1,006
   J.C. Penney
     5.375%, 11/15/98                    500          499
                                               ----------
                                                    2,546
                                               ----------
UTILITIES (3.3%)
   Baltimore Gas & Electric, MTN
     8.930%, 07/16/98                  1,750        1,756
   Bell Atlantic, MTN
     5.440%, 07/15/98                    250          250
   Carolina Power & Light, MTN
     5.375%, 07/01/98                    250          250
   Duke Energy, MTN
     5.170%, 09/01/98                    500          499
   GTE Northwest
     6.125%, 02/15/99                    650          651

UTILITIES--CONTINUED
   Pacific Gas & Electric,
     Callable on 07/09/98 @ 100.00
     5.750%, 12/01/98              $   1,000   $    1,000
   Southern California Edison
     5.450%, 06/15/98                  1,000        1,000
     7.500%, 04/15/99                    505          512
   Virginia Electric Power
     9.375%, 06/01/98                  4,980        4,980
   Virginia Electric Power, MTN
     6.250%, 08/01/98                    500          500
     9.650%, 01/25/99                    990        1,013
                                               ----------
                                                   12,411
                                               ----------
Total Corporate Obligations
     (Cost $46,347)                                46,347
                                               ----------
BANK NOTES (11.7%)
   American Express Centurion (A)
     5.606%, 03/24/99                  5,000        5,000
   Comerica Bank (A)
     5.695%, 10/21/98                  4,000        3,999
   Deutsche Bank NY (A)
     5.715%, 04/14/99                  5,000        4,998
   FCC National Bank (A)
     5.715%, 04/09/99                  5,000        4,998
   First National Bank, Chicago (A)
     5.722%, 04/19/99                 10,000        9,996
   Northern Trust (A)
     5.715%, 04/09/99                 10,000        9,997
   PNC Bank N.A. (A)
     5.660%, 07/01/98                  5,000        5,000
                                               ----------
Total Bank Notes
     (Cost $43,988)                                43,988
                                               ----------
U.S. GOVERNMENT AGENCY OBLIGATION (4.0%)
   Federal Farm Credit, MTN (A)
     5.443%, 03/02/99                 10,000        9,996


-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION--CONTINUED
   SLMA, MTN (A)
     5.628%, 04/01/99               $  5,000   $    4,998
                                               ----------
Total U.S. Government Agency Obligation
     (Cost $14,994)                                14,994
                                               ----------
CERTIFICATES OF DEPOSIT (18.1%)
   Commerzbank (A)
     5.725%, 04/14/99                 10,000        9,997
   Bank America, Canada
     5.570%, 07/28/98                 10,000       10,000
   Bayerische Landesbank,
     New York (A)
     5.666%, 04/21/99                 10,000        9,995
   Credit Suisse First Boston,
     New York (A)
     5.725%, 10/27/98                  5,000        5,000
   Deutsche Bank, New York
     5.640%, 03/23/99                  4,000        3,997
   Rabobank
     5.750%, 04/27/99                  8,000        7,997
   Societe Generale, New York
     5.580%, 02/10/99                  2,000        2,000
     5.800%, 04/28/99                  9,000        8,992
   Swiss Bank Corporation, New York
     5.650%, 03/24/99                  5,000        4,996
     5.810%, 04/29/99                  5,000        4,997
                                               ----------
Total Certificates Of Deposit
     (Cost $67,971)                                67,971
                                               ----------
ASSET-BACKED SECURITIES (5.6%)
   Americredit Auto Receivable Trust,
     Ser 1997-D, Cl A1
     5.800%, 11/05/98                    858          858
   Americredit Auto Receivable Trust,
     Ser 1998-B, Cl A1
     5.629%, 06/12/99                  4,000        4,000

ASSET-BACKED SECURITIES--CONTINUED
   Arcadia Auto Receivable Trust,
     Ser 1998-A, Cl A1
     5.628%, 03/15/99              $   4,506   $    4,507
   Chase Manhattan Auto Owner
     Trust, Ser 1999-B, Cl A1
     5.578%, 05/10/99                  5,782        5,783
   Key Auto Finance Trust,
     Ser 1997-2, Cl A1
     5.835%, 01/05/99                  1,264        1,264
   WFS Financial Owner Trust,
     Ser 1997-D, Cl A1
     5.910%, 12/20/98                  4,652        4,652
                                               ----------
Total Asset-Backed Securities
     (Cost $21,064)                                21,064
                                               ----------
REPURCHASE AGREEMENTS (22.8%)
   Barclays
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $17,613,558 (collateralized
     by FNMA and FHLMC obligations:
     total market value
     $17,957,479) (C)                 17,605       17,605
   Deutsche Bank
     5.58%, dated 05/29/98, matures
     06/01/98 repurchase price
     $45,688,671 (collateralized
     by FNMA and FHLMC obligations:
     total market value
     $46,580,828) (C)                 45,668       45,668
   Salomon Brothers
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $4,113,374 (collateralized
     by FNMA and FHLMC
     obligations: total market
     value $4,195,308) (C)             4,112        4,112

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED


-----------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)  VALUE (000)
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Union Bank of Switzerland
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $18,026,805 (collateralized
     by FNMA obligation: market
     value $18,380,052) (C)                    $18,018   $   18,018
                                                         ----------
Total Repurchase Agreements
     (Cost $85,403)                                          85,403
                                                         ----------
Total Investments (100.0%)
   (Cost $374,715)                                          374,715
                                                         ----------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                         87
                                                         ----------

NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 374,801,521 outstanding
   shares of beneficial interest                            374,802
                                                         ----------
Total Net Assets (100.0%)                                $  374,802
                                                         ==========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Institutional Shares                                  $     1.00
                                                         ==========

Cl          Class
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
MTN         Medium Term Note
Ser         Series
(A)         Variable rate security. The rate reported on the
            Statement of Net Assets is the rate in effect on May 31, 1998.
(B)         Private Placement Security
(C)         Tri-Party Repurchase Agreement

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
TREASURY NOTES (9.2%)
   U.S. Treasury Notes
     5.625%, 11/30/98              $     600   $      600
     6.375%, 05/15/99                 10,000       10,065
                                               ----------
Total Treasury Notes
     (Cost $10,665)                                10,665
                                               ----------
REPURCHASE AGREEMENTS (90.8%)
   Barclays
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,254,982 (collateralized by
     U.S. Treasury Note: market
     value $6,377,082) (A)             6,251        6,251
   Deutsche Bank
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,276,517 (collateralized by
     U.S. Treasury Bond: market
     value $6,399,356) (A)             6,274        6,274
   Greenwich
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $34,006,313 (collateralized by
     U.S. Treasury Notes: total
     market value $34,672,999) (A)    33,991       33,991
   Merrill Lynch
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,205,190 (collateralized by
     U.S. Government STRIPS: total
     market value $6,329,772) (A)      6,202        6,202
   Morgan Stanley
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,305,510 (collateralized by
     U.S. Treasury Bond: market
     value $6,452,812) (A)             6,303        6,303

   Salomon Brothers
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,205,541 (collateralized by
     U.S. Treasury Note: market
     value $6,331,636) (A)         $   6,203   $    6,203
   Swiss Bank
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,263,560 (collateralized by
     U.S. Treasury Note and U.S.
     Treasury Bond: total market
     value $6,397,913) (A)             6,261        6,261
   Union Bank of Switzerland
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $34,006,826 (collateralized by
     U.S. Treasury Bills: total
     market value $34,675,013) (A)    33,990       33,990
                                               ----------
Total Repurchase Agreements
     (Cost $105,475)                              105,475
                                               ----------
Total Investments (82.8% of Net Assets)
   (Cost $116,140)                             $  116,140
                                               ==========

STRIPS -- Separately Traded Registered Interest and
          Principal Security
(A) Tri-Party Repurchase Agreement

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


                                                                                                    CLASSIC INSTITUTIONAL
                                                                                                  U.S. TREASURY SECURITIES
                                                                                                        MONEY MARKET
                                                                                                            FUND
                                                                                                  ------------------------
Assets:
   Investments at market value (Cost $116,140) ..............................................              $116,140
   Accrued income ...........................................................................                   615
   Receivables for investment securities sold ...............................................                24,755
                                                                                                           --------
   Total Assets .............................................................................               141,510
                                                                                                           --------
Liabilities:
   Accrued expenses .........................................................................                   (23)
   Distribution payable .....................................................................                  (623)
   Other liabilities ........................................................................                  (530)
                                                                                                           --------
   Total Liabilities ........................................................................                (1,176)
                                                                                                           --------
Net Assets:
   Fund Shares of the Institutional Shares (unlimited authorization -- no par value)
     based on 140,331,464 outstanding shares of beneficial interest .........................               140,331
   Accumulated net realized gain on investments .............................................                     3
                                                                                                           --------
   Total Net Assets .........................................................................              $140,334
                                                                                                           ========
   Net Asset Value, Offering Price and Redemption Price Per Share -- Institutional Shares ....              $   1.00
                                                                                                           ========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     This page is left intentionally blank.

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1998



                                                                                          CLASSIC            CLASSIC
                                                                                       INSTITUTIONAL      INSTITUTIONAL
                                                                                      CASH MANAGEMENT     U.S. TREASURY
                                                                                       MONEY MARKET     SECURITIES MONEY
                                                                                           FUND            MARKET FUND
                                                                                      ---------------   ----------------
                                                                                         06/01/97-          06/01/97-
                                                                                         05/31/98           05/31/98
                                                                                        ----------          ---------
Income:
   Interest Income ..............................................................         $17,193            $5,786
                                                                                          -------            ------
Expenses:
   Investment Advisory Fees .....................................................             608               209
   Investment Advisory Fees Waived ..............................................            (403)             (198)
   Administrator Fees ...........................................................             219                76
   Administrator Fees Waived ....................................................             (32)              (13)
   Transfer Agent Fees ..........................................................              16                16
   Transfer Agent Out of Pocket .................................................              23                11
   Printing Fees ................................................................              24                14
   Custody Fees .................................................................              13                 6
   Professional Fees ............................................................              --                 8
   Trustee Fees .................................................................              --                 2
   Registration Fees ............................................................              14                28
   Other Fees ...................................................................              --                20
   Amortization of Deferred Organizational Costs ................................              11                11
                                                                                          -------            ------
     Total Expenses .............................................................             493               190
                                                                                          -------            ------
     Net Investment Income ......................................................          16,700             5,596
                                                                                          -------            ------

Net Realized Gain on Securities Sold ............................................              --                 4
                                                                                          -------            ------
Increase in Net Assets Resulting from Operations ................................         $16,700            $5,600
                                                                                          =======            ======
Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1998




                                                                               CLASSIC                   CLASSIC
                                                                            INSTITUTIONAL             INSTITUTIONAL
                                                                           CASH MANAGEMENT            U.S. TREASURY
                                                                            MONEY MARKET            SECURITIES MONEY
                                                                                FUND                   MARKET FUND
                                                                       ----------------------     ---------------------
                                                                        06/01/97-  12/12/96*-     06/01/97-  12/12/96*-
                                                                        05/31/98    05/31/97      05/31/98    05/31/97
                                                                       ----------  ----------     ---------  ----------
Operations:
  Net Investment Income ............................................   $  16,700   $   2,755      $   5,596    $    483
  Net Realized Gain (Loss) on Investments ..........................          --          --              4          (1)
                                                                       ---------   ---------      ---------    --------
    Increase in Net Assets Resulting from Operations ...............      16,700       2,755          5,600         482
                                                                       ---------   ---------      ---------    --------
Distributions to Shareholders:
  Net Investment Income ............................................     (16,700)     (2,755)        (5,596)       (483)
                                                                       ---------   ---------      ---------    --------
     Total Distributions ...........................................     (16,700)     (2,755)        (5,596)       (483)
                                                                       ---------   ---------      ---------    --------
Share Transactions:
    Proceeds from Shares Issued ....................................   1,549,940     578,520        991,131     143,133
    Reinvestments of Cash Distributions ............................      11,287          --          4,231          --
    Cost of Shares Redeemed ........................................  (1,582,098)   (182,847)      (875,270)   (122,894)
                                                                       ---------   ---------      ---------    --------
      Increase (Decrease) in Net Assets from Share Transactions ....     (20,871)    395,673        120,092      20,239
                                                                       ---------   ---------      ---------    --------
       Total Increase (Decrease) in Net Assets .....................     (20,871)    395,673        120,096      20,238
                                                                       ---------   ---------      ---------    --------
Net Assets:
  Beginning of Period ..............................................     395,673          --         20,238          --
                                                                       ---------   ---------      ---------    --------
  End of Period ....................................................   $ 374,802   $ 395,673      $ 140,334    $ 20,238
                                                                       =========   =========      =========    ========
Shares Issued and Redeemed:
    Shares Issued ..................................................   1,549,940     578,520        991,131     143,133
    Shares Issued in Lieu of Cash Distributions ....................      11,287          --          4,231          --
    Shares Redeemed ................................................  (1,582,098)   (182,847)      (875,270)   (122,894)
                                                                       ---------   ---------      ---------    --------
  Net Share Transactions ...........................................     (20,871)    395,673        120,092      20,239
                                                                       =========   =========      =========    ========


*Commencement of Operations.
Amounts designated as "--" are either $0 or round to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                    NET         NET REALIZED
                             NET ASSET VALUE    INVESTMENT     GAINS (LOSSES)     DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD    INCOME       ON INVESTMENTS    NET INVESTMENT INCOME   REALIZED CAPITAL GAINS
                           -------------------  ----------     --------------    ---------------------   ----------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1998                   $ 1.00         $ 0.05            $  --               $(0.05)                   $ --
           1997(A)                  1.00           0.02               --                (0.02)                     --

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1998                   $ 1.00         $ 0.05            $  --               $(0.05)                   $ --
           1997(A)                  1.00           0.02               --                (0.02)                     --

(A) Commenced operations on December 12, 1996.
 *  Total return is for the period indicated and has not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                                                                      RATIO OF
                           NET ASSET                       NET ASSETS          RATIO OF            NET INVESTMENT
                           VALUE END         TOTAL           END OF           EXPENSES TO            INCOME TO
                           OF PERIOD        RETURN        PERIOD (000)    AVERAGE NET ASSETS    AVERAGE NET ASSETS
                           ---------        ------        ------------    ------------------    ------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1998             $ 1.00           5.63%        $  374,802            0.16%                  5.49%
           1997(A)            1.00           2.51*           395,673            0.06                   5.49

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1998             $ 1.00           5.50%        $  140,334            0.18%                  5.34%
           1997(A)            1.00           2.46*            20,238            0.09                   5.27





                                                           RATIO OF
                                  RATIO OF              NET INVESTMENT
                                 EXPENSES TO              INCOME TO
                              AVERAGE NET ASSETS      AVERAGE NET ASSETS
                              (EXCLUDING WAIVERS      (EXCLUDING WAIVERS
                              AND REIMBURSEMENTS)     AND REIMBURSEMENTS)
                              ------------------      ------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1998                      0.30%                   5.35%
           1997(A)                   0.52                    5.03

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1998                      0.38%                   5.14%
           1997(A)                   0.51                    4.85


(A) Commenced operations on December 12, 1996.
 *  Total return is for the period indicated and has not been annualized.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-two portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Fund (collectively the "Funds") are included herein. The financial statements of the remaining Funds are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

================================================================================

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized as discussed above. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and

NOTES TO FINANCIAL STATEMENTS  (concluded)
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


STI Classic Variable Annuity Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:


                        MAXIMUM    INSTITUTIONAL
                        ANNUAL         SHARE
                       ADVISORY       MAXIMUM
                          FEE         EXPENSE
                      ----------   -------------
Classic Institutional
   Cash Management
   Money Market Fund     .20%          .20%
Classic Institutional
   U.S. Treasury
   Money Market Fund     .20%          .20%

The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Advisor to be of comparable quality. The Classic U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

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